UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-02444
The Bond Fund of America
(Exact name of registrant as specified in charter)

333 South Hope Street, 55th Floor
Los Angeles, California 90071
(Address of principal executive offices)

Becky L. Park
6455 Irvine Center Drive
Irvine, California 92618
(Name and address of agent for service)
Registrant's telephone number, including area code:
(949) 975-5000
Date of fiscal year end:
December 31
Date of reporting period:
December 31, 2025
ITEM 1 - Reports to Stockholders

ANNUAL SHAREHOLDER REPORT
The Bond Fund of America
®
Class A
| ABNDX
for the year ended December 31, 2025
This annual shareholder report contains important information about The Bond Fund of America

(the "fund") for the period from January 1, 2025 to December 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-A
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 61	0.59%
Management's discussion of fund performance
The fund’s Class A shares gained 7.14% for the year ended December 31, 2025. That result compares with a 7.30% gain for the Bloomberg U.S. Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-A
.
What factors influenced results
During the fund’s fiscal year, the U.S. bond market posted strong returns. The U.S. Federal Reserve cut its policy rate three times in response to labor market weakness and broader economic uncertainty, helping to push short-term yields lower. Meanwhile, long-term yields remained relatively high and supported a steepening of the yield curve. Yields on corporate bonds declined but remained elevated relative to their levels over the past 15 years.
Within the fund, an underweight to Treasuries in favor of other sectors including agency mortgage-backed securities and emerging markets debt contributed positively to relative results. The fund’s overweight to duration for much of the year was also additive.
In terms of detractors, the fund was positioned for a steepening of the yield curve by having an overweight position to the front-end of the curve and an underweight to the long-end. The steepening of the yield curve added to results; however, this was more than offset by the cost of maintaining the position. Security selection within asset-backed securities also detracted from returns.
How a hypothetical $10,000 investment has grown
Figures reflect deduction of the maximum sales charge and assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
The Bond Fund of America — Class A (with sales charge) *	3.16%	(1.14) %	1.81%
The Bond Fund of America — Class A (without sales charge) *	7.14%	(0.38) %	2.20%
Bloomberg U.S. Aggregate Index †	7.30%	(0.36) %	2.01%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 98,877
Total number of portfolio holdings	5,796
Total advisory fees paid (in millions)	$ 183
Portfolio turnover rate including mortgage dollar roll transactions	228%
Portfolio turnover rate excluding mortgage dollar roll transactions	90%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Changes in and disagreements with accountants
On December 10, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 11, 2026, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-A
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same
address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your
financial intermediary.
Lit. No. MFAAARX-008-0226 © 2026 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
The Bond Fund of America
®
Class C
| BFACX
for the year ended December 31, 2025
This annual shareholder report contains important information about The Bond Fund of America (the "fund") for the period from January 1, 2025 to December 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-C
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 138	1.34%
Management's discussion of fund performance
The fund’s Class C shares gained 6.35% for the year ended December 31, 2025. That result compares with a 7.30% gain for the Bloomberg U.S. Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-C
.
What factors influenced results
During the fund’s fiscal year, the U.S. bond market posted strong returns. The U.S. Federal Reserve cut its policy rate three times in response to labor market weakness and broader economic uncertainty, helping to push short-term yields lower. Meanwhile, long-term yields remained relatively high and supported a steepening of the yield curve. Yields on corporate bonds declined but remained elevated relative to their levels over the past 15 years.
Within the fund, an underweight to Treasuries in favor of other sectors including agency mortgage-backed securities and emerging markets debt contributed positively to relative results. The fund’s overweight to duration for much of the year was also additive.
In terms of detractors, the fund was positioned for a steepening of the yield curve by having an overweight position to the front-end of the curve and an underweight to the long-end. The steepening of the yield curve added to results; however, this was more than offset by the cost of maintaining the position. Security selection within asset-backed securities also detracted from returns.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
The Bond Fund of America — Class C (with sales charge) *	5.35%	(1.11) %	1.58%
The Bond Fund of America — Class C (without sales charge) *	6.35%	(1.11) %	1.58%
Bloomberg U.S. Aggregate Index †	7.30%	(0.36) %	2.01%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 98,877
Total number of portfolio holdings	5,796
Total advisory fees paid (in millions)	$ 183
Portfolio turnover rate including mortgage dollar roll transactions	228%
Portfolio turnover rate excluding mortgage dollar roll transactions	90%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Changes in and disagreements with accountants
On December 10, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 11, 2026, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-C
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the
same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFCCARX-008-0226 © 2026 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
The Bond Fund of America
®
Class T
| TBFFX
for the year ended December 31, 2025
This annual shareholder report contains important information about The Bond Fund of America (the "fund") for the period from January 1, 2025 to December 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class T	$ 32	0.31%
Management's discussion of fund performance
The fund’s Class T shares gained 7.44% for the year ended December 31, 2025. That result compares with a 7.30% gain for the Bloomberg U.S. Aggregate Index.
What factors influenced results
During the fund’s fiscal year, the U.S. bond market posted strong returns. The U.S. Federal Reserve cut its policy rate three times in response to labor market weakness and broader economic uncertainty, helping to push short-term yields lower. Meanwhile, long-term yields remained relatively high and supported a steepening of the yield curve. Yields on corporate bonds declined but remained elevated relative to their levels over the past 15 years.
Within the fund, an underweight to Treasuries in favor of other sectors including agency mortgage-backed securities and emerging markets debt contributed positively to relative results. The fund’s overweight to duration for much of the year was also additive.
In terms of detractors, the fund was positioned for a steepening of the yield curve by having an overweight position to the front-end of the curve and an underweight to the long-end. The steepening of the yield curve added to results; however, this was more than offset by the cost of maintaining the position. Security selection within asset-backed securities also detracted from returns.
How a hypothetical $10,000 investment has grown
Figures reflect deduction of the maximum sales charge and assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	Since inception 1
The Bond Fund of America — Class T (with sales charge) 2	4.71%	(0.62) %	2.02%
The Bond Fund of America — Class T (without sales charge) 2	7.44%	(0.12) %	2.31%
Bloomberg U.S. Aggregate Index 3	7.30%	(0.36) %	1.88%
1
Class T shares were first offered on April 7, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 98,877
Total number of portfolio holdings	5,796
Total advisory fees paid (in millions)	$ 183
Portfolio turnover rate including mortgage dollar roll transactions	228%
Portfolio turnover rate excluding mortgage dollar roll transactions	90%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Changes in and disagreements with accountants
On December 10, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 11, 2026, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same
address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFTTARX-008-0226 © 2026 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
The Bond Fund of America
®
Class F-1
| BFAFX
for the year ended December 31, 2025
This annual shareholder report contains important information about The Bond Fund of America (the "fund") for the period from January 1, 2025 to December 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F1
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-1	$ 66	0.64%
Management's discussion of fund performance
The fund’s Class F-1 shares gained 7.09% for the year ended December 31, 2025. That result compares with a 7.30% gain for the Bloomberg U.S. Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F1
.
What factors influenced results
During the fund’s fiscal year, the U.S. bond market posted strong returns. The U.S. Federal Reserve cut its policy rate three times in response to labor market weakness and broader economic uncertainty, helping to push short-term yields lower. Meanwhile, long-term yields remained relatively high and supported a steepening of the yield curve. Yields on corporate bonds declined but remained elevated relative to their levels over the past 15 years.
Within the fund, an underweight to Treasuries in favor of other sectors including agency mortgage-backed securities and emerging markets debt contributed positively to relative results. The fund’s overweight to duration for much of the year was also additive.
In terms of detractors, the fund was positioned for a steepening of the yield curve by having an overweight position to the front-end of the curve and an underweight to the long-end. The steepening of the yield curve added to results; however, this was more than offset by the cost of maintaining the position. Security selection within asset-backed securities also detracted from returns.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
The Bond Fund of America — Class F-1 *	7.09%	(0.42) %	2.16%
Bloomberg U.S. Aggregate Index †	7.30%	(0.36) %	2.01%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 98,877
Total number of portfolio holdings	5,796
Total advisory fees paid (in millions)	$ 183
Portfolio turnover rate including mortgage dollar roll transactions	228%
Portfolio turnover rate excluding mortgage dollar roll transactions	90%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Changes in and disagreements with accountants
On December 10, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 11, 2026, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-F1
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same
address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF1ARX-008-0226 © 2026 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
The Bond Fund of America
®
Class F-2
| ABNFX
for the year ended December 31, 2025
This annual shareholder report contains important information about The Bond Fund of America

(the "fund") for the period from January 1, 2025 to December 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F2
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-2	$ 36	0.35%
Management's discussion of fund performance
The fund’s Class F-2 shares gained 7.40% for the year ended December 31, 2025. That result compares with a 7.30% gain for the Bloomberg U.S. Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F2
.
What factors influenced results
During the fund’s fiscal year, the U.S. bond market posted strong returns. The U.S. Federal Reserve cut its policy rate three times in response to labor market weakness and broader economic uncertainty, helping to push short-term yields lower. Meanwhile, long-term yields remained relatively high and supported a steepening of the yield curve. Yields on corporate bonds declined but remained elevated relative to their levels over the past 15 years.
Within the fund, an underweight to Treasuries in favor of other sectors including agency mortgage-backed securities and emerging markets debt contributed positively to relative results. The fund’s overweight to duration for much of the year was also additive.
In terms of detractors, the fund was positioned for a steepening of the yield curve by having an overweight position to the front-end of the curve and an underweight to the long-end. The steepening of the yield curve added to results; however, this was more than offset by the cost of maintaining the position. Security selection within asset-backed securities also detracted from returns.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
The Bond Fund of America — Class F-2 *	7.40%	(0.12) %	2.46%
Bloomberg U.S. Aggregate Index †	7.30%	(0.36) %	2.01%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 98,877
Total number of portfolio holdings	5,796
Total advisory fees paid (in millions)	$ 183
Portfolio turnover rate including mortgage dollar roll transactions	228%
Portfolio turnover rate excluding mortgage dollar roll transactions	90%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Changes in and disagreements with accountants
On December 10, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 11, 2026, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-F2
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at
the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF2ARX-008-0226 © 2026 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
The Bond Fund of America
®
Class F-3
| BFFAX
for the year ended December 31, 2025
This annual shareholder report contains important information about The Bond Fund of America (the "fund") for the period from January 1, 2025 to December 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F3
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-3	$ 24	0.23%
Management's discussion of fund performance
The fund’s Class F-3 shares gained 7.52% for the year ended December 31, 2025. That result compares with a 7.30% gain for the Bloomberg U.S. Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F3
.
What factors influenced results
During the fund’s fiscal year, the U.S. bond market posted strong returns. The U.S. Federal Reserve cut its policy rate three times in response to labor market weakness and broader economic uncertainty, helping to push short-term yields lower. Meanwhile, long-term yields remained relatively high and supported a steepening of the yield curve. Yields on corporate bonds declined but remained elevated relative to their levels over the past 15 years.
Within the fund, an underweight to Treasuries in favor of other sectors including agency mortgage-backed securities and emerging markets debt contributed positively to relative results. The fund’s overweight to duration for much of the year was also additive.
In terms of detractors, the fund was positioned for a steepening of the yield curve by having an overweight position to the front-end of the curve and an underweight to the long-end. The steepening of the yield curve added to results; however, this was more than offset by the cost of maintaining the position. Security selection within asset-backed securities also detracted from returns.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	Since inception 1
The Bond Fund of America — Class F-3 2	7.52%	(0.02) %	2.49%
Bloomberg U.S. Aggregate Index 3	7.30%	(0.36) %	1.95%
1
Class F-3 shares were first offered on January 27, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 98,877
Total number of portfolio holdings	5,796
Total advisory fees paid (in millions)	$ 183
Portfolio turnover rate including mortgage dollar roll transactions	228%
Portfolio turnover rate excluding mortgage dollar roll transactions	90%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Changes in and disagreements with accountants
On December 10, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 11, 2026, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-F3
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the
same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF3ARX-008-0226 © 2026 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
The Bond Fund of America
®
Class 529-A
| CFAAX
for the year ended December 31, 2025
This annual shareholder report contains important information about The Bond Fund of America (the "fund") for the period from January 1, 2025 to December 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529A
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-A	$ 64	0.62%
Management's discussion of fund performance
The fund’s Class 529-A shares gained 7.11% for the year ended December 31, 2025. That result compares with a 7.30% gain for the Bloomberg U.S. Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529A
.
What factors influenced results
During the fund’s fiscal year, the U.S. bond market posted strong returns. The U.S. Federal Reserve cut its policy rate three times in response to labor market weakness and broader economic uncertainty, helping to push short-term yields lower. Meanwhile, long-term yields remained relatively high and supported a steepening of the yield curve. Yields on corporate bonds declined but remained elevated relative to their levels over the past 15 years.
Within the fund, an underweight to Treasuries in favor of other sectors including agency mortgage-backed securities and emerging markets debt contributed positively to relative results. The fund’s overweight to duration for much of the year was also additive.
In terms of detractors, the fund was positioned for a steepening of the yield curve by having an overweight position to the front-end of the curve and an underweight to the long-end. The steepening of the yield curve added to results; however, this was more than offset by the cost of maintaining the position. Security selection within asset-backed securities also detracted from returns.
How a hypothetical $10,000 investment has grown
Figures reflect deduction of the maximum sales charge and assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
The Bond Fund of America — Class 529-A (with sales charge) *	3.40%	(1.12) %	1.78%
The Bond Fund of America — Class 529-A (without sales charge) *	7.11%	(0.41) %	2.14%
Bloomberg U.S. Aggregate Index †	7.30%	(0.36) %	2.01%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 98,877
Total number of portfolio holdings	5,796
Total advisory fees paid (in millions)	$ 183
Portfolio turnover rate including mortgage dollar roll transactions	228%
Portfolio turnover rate excluding mortgage dollar roll transactions	90%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Changes in and disagreements with accountants
On December 10, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 11, 2026, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-529A
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5AARX-008-0226 © 2026 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
The Bond Fund of America
®
Class 529-C
| CFACX
for the year ended December 31, 2025
This annual shareholder report contains important information about The Bond Fund of America (the "fund") for the period from January 1, 2025 to December 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529C
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-C	$ 142	1.38%
Management's discussion of fund performance
The fund’s Class 529-C shares gained 6.30% for the year ended December 31, 2025. That result compares with a 7.30% gain for the Bloomberg U.S. Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529C
.
What factors influenced results
During the fund’s fiscal year, the U.S. bond market posted strong returns. The U.S. Federal Reserve cut its policy rate three times in response to labor market weakness and broader economic uncertainty, helping to push short-term yields lower. Meanwhile, long-term yields remained relatively high and supported a steepening of the yield curve. Yields on corporate bonds declined but remained elevated relative to their levels over the past 15 years.
Within the fund, an underweight to Treasuries in favor of other sectors including agency mortgage-backed securities and emerging markets debt contributed positively to relative results. The fund’s overweight to duration for much of the year was also additive.
In terms of detractors, the fund was positioned for a steepening of the yield curve by having an overweight position to the front-end of the curve and an underweight to the long-end. The steepening of the yield curve added to results; however, this was more than offset by the cost of maintaining the position. Security selection within asset-backed securities also detracted from returns.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
The Bond Fund of America — Class 529-C (with sales charge) *	5.30%	(1.17) %	1.76%
The Bond Fund of America — Class 529-C (without sales charge) *	6.30%	(1.17) %	1.76%
Bloomberg U.S. Aggregate Index †	7.30%	(0.36) %	2.01%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 98,877
Total number of portfolio holdings	5,796
Total advisory fees paid (in millions)	$ 183
Portfolio turnover rate including mortgage dollar roll transactions	228%
Portfolio turnover rate excluding mortgage dollar roll transactions	90%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Changes in and disagreements with accountants
On December 10, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 11, 2026, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-529C
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same
address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5CARX-008-0226 © 2026 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
The Bond Fund of America
®
Class 529-E
| CFAEX
for the year ended December 31, 2025
This annual shareholder report contains important information about The Bond Fund of America (the "fund") for the period from January 1, 2025 to December 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529E
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-E	$ 85	0.82%
Management's discussion of fund performance
The fund’s Class 529-E shares gained 6.90% for the year ended December 31, 2025. That result compares with a 7.30% gain for the Bloomberg U.S. Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529E
.
What factors influenced results
During the fund’s fiscal year, the U.S. bond market posted strong returns. The U.S. Federal Reserve cut its policy rate three times in response to labor market weakness and broader economic uncertainty, helping to push short-term yields lower. Meanwhile, long-term yields remained relatively high and supported a steepening of the yield curve. Yields on corporate bonds declined but remained elevated relative to their levels over the past 15 years.
Within the fund, an underweight to Treasuries in favor of other sectors including agency mortgage-backed securities and emerging markets debt contributed positively to relative results. The fund’s overweight to duration for much of the year was also additive.
In terms of detractors, the fund was positioned for a steepening of the yield curve by having an overweight position to the front-end of the curve and an underweight to the long-end. The steepening of the yield curve added to results; however, this was more than offset by the cost of maintaining the position. Security selection within asset-backed securities also detracted from returns.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
The Bond Fund of America — Class 529-E *	6.90%	(0.61) %	1.95%
Bloomberg U.S. Aggregate Index †	7.30%	(0.36) %	2.01%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 98,877
Total number of portfolio holdings	5,796
Total advisory fees paid (in millions)	$ 183
Portfolio turnover rate including mortgage dollar roll transactions	228%
Portfolio turnover rate excluding mortgage dollar roll transactions	90%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Changes in and disagreements with accountants
On December 10, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 11, 2026, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-529E
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the
same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5EARX-008-0226 © 2026 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
The Bond Fund of America
®
Class 529-T
| TFBFX
for the year ended December 31, 2025
This annual shareholder report contains important information about The Bond Fund of America (the "fund") for the period from January 1, 2025 to December 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-T	$ 40	0.39%
Management's discussion of fund performance
The fund’s Class 529-T shares gained 7.35% for the year ended December 31, 2025. That result compares with a 7.30% gain for the Bloomberg U.S. Aggregate Index.
What factors influenced results
During the fund’s fiscal year, the U.S. bond market posted strong returns. The U.S. Federal Reserve cut its policy rate three times in response to labor market weakness and broader economic uncertainty, helping to push short-term yields lower. Meanwhile, long-term yields remained relatively high and supported a steepening of the yield curve. Yields on corporate bonds declined but remained elevated relative to their levels over the past 15 years.
Within the fund, an underweight to Treasuries in favor of other sectors including agency mortgage-backed securities and emerging markets debt contributed positively to relative results. The fund’s overweight to duration for much of the year was also additive.
In terms of detractors, the fund was positioned for a steepening of the yield curve by having an overweight position to the front-end of the curve and an underweight to the long-end. The steepening of the yield curve added to results; however, this was more than offset by the cost of maintaining the position. Security selection within asset-backed securities also detracted from returns.
How a hypothetical $10,000 investment has grown
Figures reflect deduction of the maximum sales charge and assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	Since inception 1
The Bond Fund of America — Class 529-T (with sales charge) 2	4.62%	(0.68) %	1.95%
The Bond Fund of America — Class 529-T (without sales charge) 2	7.35%	(0.18) %	2.25%
Bloomberg U.S. Aggregate Index 3	7.30%	(0.36) %	1.88%
1
Class 529-T shares were first offered on April 7, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 98,877
Total number of portfolio holdings	5,796
Total advisory fees paid (in millions)	$ 183
Portfolio turnover rate including mortgage dollar roll transactions	228%
Portfolio turnover rate excluding mortgage dollar roll transactions	90%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Changes in and disagreements with accountants
On December 10, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 11, 2026, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the
same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5TARX-008-0226 © 2026 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
The Bond Fund of America
®
Class 529-F-1
| CFAFX
for the year ended December 31, 2025
This annual shareholder report contains important information about The Bond Fund of America (the "fund") for the period from January 1, 2025 to December 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529F1
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-1	$ 45	0.43%
Management's discussion of fund performance
The fund’s Class 529-F-1 shares gained 7.29% for the year ended December 31, 2025. That result compares with a 7.30% gain for the Bloomberg U.S. Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529F1
.
What factors influenced results
During the fund’s fiscal year, the U.S. bond market posted strong returns. The U.S. Federal Reserve cut its policy rate three times in response to labor market weakness and broader economic uncertainty, helping to push short-term yields lower. Meanwhile, long-term yields remained relatively high and supported a steepening of the yield curve. Yields on corporate bonds declined but remained elevated relative to their levels over the past 15 years.
Within the fund, an underweight to Treasuries in favor of other sectors including agency mortgage-backed securities and emerging markets debt contributed positively to relative results. The fund’s overweight to duration for much of the year was also additive.
In terms of detractors, the fund was positioned for a steepening of the yield curve by having an overweight position to the front-end of the curve and an underweight to the long-end. The steepening of the yield curve added to results; however, this was more than offset by the cost of maintaining the position. Security selection within asset-backed securities also detracted from returns.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
The Bond Fund of America — Class 529-F-1 *	7.29%	(0.23) %	2.36%
Bloomberg U.S. Aggregate Index †	7.30%	(0.36) %	2.01%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 98,877
Total number of portfolio holdings	5,796
Total advisory fees paid (in millions)	$ 183
Portfolio turnover rate including mortgage dollar roll transactions	228%
Portfolio turnover rate excluding mortgage dollar roll transactions	90%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Changes in and disagreements with accountants
On December 10, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 11, 2026, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-529F1
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at
the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5FARX-008-0226 © 2026 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
The Bond Fund of America
®
Class 529-F-2
| FFBOX
for the year ended December 31, 2025
This annual shareholder report contains important information about The Bond Fund of America (the "fund") for the period from January 1, 2025 to December 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529F2
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $
10,000
investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-2	$ 35	0.34%
Management's discussion of fund performance
The fund’s Class 529-F-2 shares gained 7.41% for the year ended December 31, 2025. That result compares with a 7.30% loss for the Bloomberg U.S. Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529F2
.
What factors influenced results
During the fund’s fiscal year, the U.S. bond market posted strong returns. The U.S. Federal Reserve cut its policy rate three times in response to labor market weakness and broader economic uncertainty, helping to push short-term yields lower. Meanwhile, long-term yields remained relatively high and supported a steepening of the yield curve. Yields on corporate bonds declined but remained elevated relative to their levels over the past 15 years.
Within the fund, an underweight to Treasuries in favor of other sectors including agency mortgage-backed securities and emerging markets debt contributed positively to relative results. The fund’s overweight to duration for much of the year was also additive.
In terms of detractors, the fund was positioned for a steepening of the yield curve by having an overweight position to the front-end of the curve and an underweight to the long-end. The steepening of the yield curve added to results; however, this was more than offset by the cost of maintaining the position. Security selection within asset-backed securities also detracted from returns.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total
returns
	1 year	5 years	Since inception 1
The Bond Fund of America — Class 529-F-2 2	7.41%	(0.12) %	0.24%
Bloomberg U.S. Aggregate Index 3	7.30%	(0.36) %	(0.14) %
1
Class 529-F-2 shares were first offered on October 30, 2020.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 98,877
Total number of portfolio holdings	5,796
Total advisory fees paid (in millions)	$ 183
Portfolio turnover rate including mortgage dollar roll transactions	228%
Portfolio turnover rate excluding mortgage dollar roll transactions	90%
Portfolio holdings by asset type
 (percent of net assets)
*Includes
derivatives
.
Changes in and disagreements with accountants
On December 10, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 11, 2026, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-529F2
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5XARX-008-0226 © 2026 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
The Bond Fund of America
®
Class 529-F-3
| FBOFX
for the year ended December 31, 2025
This annual shareholder report contains important information about The Bond Fund of America (the "fund") for the period from January 1, 2025 to December 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529F3
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a
hypothetical
$10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-3	$ 30	0.29%
Management's discussion of fund performance
The fund’s Class 529-F-3 shares gained 7.45% for the year ended December 31, 2025. That result compares with a 7.30% loss for the Bloomberg U.S. Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529F3
.
What factors influenced results
During the fund’s fiscal year, the U.S. bond market posted strong returns. The U.S. Federal Reserve cut its policy rate three times in response to labor market weakness and broader economic uncertainty, helping to push short-term yields lower. Meanwhile, long-term yields remained relatively high and supported a steepening of the yield curve. Yields on corporate bonds declined but remained elevated relative to their levels over the past 15 years.
Within the fund, an underweight to Treasuries in favor of other sectors including agency mortgage-backed securities and emerging markets debt contributed positively to relative results. The fund’s overweight to duration for much of the year was also additive.
In terms of detractors, the fund was positioned for a steepening of the yield curve by having an overweight position to the front-end of the curve and an underweight to the long-end. The steepening of the yield curve added to results; however, this was more than offset by the cost of maintaining the position. Security selection within asset-backed securities also detracted from returns.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	Since inception 1
The Bond Fund of America — Class 529-F-3 2	7.45%	(0.08) %	0.29%
Bloomberg U.S. Aggregate Index 3	7.30%	(0.36) %	(0.14) %
1
Class 529-F-3 shares were first offered on October 30, 2020.
2
Investment results
assume
all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 98,877
Total number of portfolio holdings	5,796
Total advisory fees paid (in millions)	$ 183
Portfolio turnover rate including mortgage dollar roll transactions	228%
Portfolio turnover rate excluding mortgage dollar roll transactions	90%
Portfolio holdings by asset type
 (
percent
of net assets)
*Includes derivatives.
Changes in and disagreements with accountants
On December 10, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 11, 2026, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-529F3
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5YARX-008-0226 © 2026 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
The Bond Fund of America
®
Class R-1
| RBFAX
for the year ended December 31, 2025
This annual shareholder report contains important information about The Bond Fund of America (the "fund") for the period from January 1, 2025 to December 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R1
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $
10,000
investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-1	$ 137	1.33%
Management's discussion of fund performance
The fund’s Class R-1 shares gained 6.36% for the year ended December 31, 2025. That result compares with a 7.30% gain for the Bloomberg U.S. Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R1
.
What factors influenced results
During the fund’s fiscal year, the U.S. bond market posted strong returns. The U.S. Federal Reserve cut its policy rate three times in response to labor market weakness and broader economic uncertainty, helping to push short-term yields lower. Meanwhile, long-term yields remained relatively high and supported a steepening of the yield curve. Yields on corporate bonds declined but remained elevated relative to their levels over the past 15 years.
Within the fund, an underweight to Treasuries in favor of other sectors including agency mortgage-backed securities and emerging markets debt contributed positively to relative results. The fund’s overweight to duration for much of the year was also additive.
In terms of detractors, the fund was positioned for a steepening of the yield curve by having an overweight position to the front-end of the curve and an underweight to the long-end. The steepening of the yield curve added to results; however, this was more than offset by the cost of maintaining the position. Security selection within asset-backed securities also detracted from returns.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
The Bond Fund of America — Class R-1 *	6.36%	(1.10) %	1.44%
Bloomberg U.S. Aggregate Index †	7.30%	(0.36) %	2.01%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable
, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions )	$ 98,877
Total number of portfolio holdings	5,796
Total advisory fees paid (in millions)	$ 183
Portfolio turnover rate including mortgage dollar roll transactions	228%
Portfolio turnover rate excluding mortgage dollar roll transactions	90%
Portfolio holdings by asset type
 (percent of net assets)
*Includes
derivatives
.
Changes in and disagreements with accountants
On December 10, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 11, 2026, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R1
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR1ARX-008-0226 © 2026 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
The Bond Fund of America
®
Class R-2
| RBFBX
for the year ended December 31, 2025
This annual shareholder report contains important information about The Bond Fund of America (the "fund") for the period from January 1, 2025 to December 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R2
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a
hypothetical
$10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2	$ 137	1.33%
Management's discussion of fund performance
The fund’s Class R-2 shares gained 6.36% for the year ended December 31, 2025. That result compares with a 7.30% gain for the Bloomberg U.S. Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R2
.
What factors influenced results
During the fund’s fiscal year, the U.S. bond market posted strong returns. The U.S. Federal Reserve cut its policy rate three times in response to labor market weakness and broader economic uncertainty, helping to push short-term yields lower. Meanwhile, long-term yields remained relatively high and supported a steepening of the yield curve. Yields on corporate bonds declined but remained elevated relative to their levels over the past 15 years.
Within the fund, an underweight to Treasuries in favor of other sectors including agency mortgage-backed securities and emerging markets debt contributed positively to relative results. The fund’s overweight to duration for much of the year was also additive.
In terms of detractors, the fund was positioned for a steepening of the yield curve by having an overweight position to the front-end of the curve and an underweight to the long-end. The steepening of the yield curve added to results; however, this was more than offset by the cost of maintaining the position. Security selection within asset-backed securities also detracted from returns.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
The Bond Fund of America — Class R-2 *	6.36%	(1.10) %	1.45%
Bloomberg U.S. Aggregate Index †	7.30%	(0.36) %	2.01%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged
, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 98,877
Total number of portfolio holdings	5,796
Total advisory fees paid (in millions)	$ 183
Portfolio turnover rate including mortgage dollar roll transactions	228%
Portfolio turnover rate excluding mortgage dollar roll transactions	90%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Changes in and disagreements with accountants
On December 10, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and
PricewaterhouseCoopers
LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 11, 2026, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R2
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR2ARX-008-0226 © 2026 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
The Bond Fund of America
®
Class R-2E
| RBEBX
for the year ended December 31, 2025
This annual shareholder report contains important information about The Bond Fund of America (the "fund") for the period from January 1, 2025 to December 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R2E
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a
hypothetical
$10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2E	$ 106	1.03%
Management's discussion of fund performance
The fund’s Class R-2E shares gained 6.68% for the year ended December 31, 2025. That result compares with a 7.30% gain for the Bloomberg U.S. Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R2E
.
What factors influenced results
During the fund’s fiscal year, the U.S. bond market posted strong returns. The U.S. Federal Reserve cut its policy rate three times in response to labor market weakness and broader economic uncertainty, helping to push short-term yields lower. Meanwhile, long-term yields remained relatively high and supported a steepening of the yield curve. Yields on corporate bonds declined but remained elevated relative to their levels over the past 15 years.
Within the fund, an underweight to Treasuries in favor of other sectors including agency mortgage-backed securities and emerging markets debt contributed positively to relative results. The fund’s overweight to duration for much of the year was also additive.
In terms of detractors, the fund was positioned for a steepening of the yield curve by having an overweight position to the front-end of the curve and an underweight to the long-end. The steepening of the yield curve added to results; however, this was more than offset by the cost of maintaining the position. Security selection within asset-backed securities also detracted from returns.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
The Bond Fund of America — Class R-2E *	6.68%	(0.81) %	1.75%
Bloomberg U.S. Aggregate Index †	7.30%	(0.36) %	2.01%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged
, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions )	$ 98,877
Total number of portfolio holdings	5,796
Total advisory fees paid (in millions)	$ 183
Portfolio turnover rate including mortgage dollar roll transactions	228%
Portfolio turnover rate excluding mortgage dollar roll transactions	90%
Portfolio holdings by asset type
 (percent of net assets)
*
Includes
derivatives.
Changes in and disagreements with accountants
On December 10, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 11, 2026, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R2E
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF2EARX-008-0226 © 2026 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
The Bond Fund of America
®
Class R-3
| RBFCX
for the year ended December 31, 2025
This annual shareholder report contains important information about The Bond Fund of America (the "fund") for the period from January 1, 2025 to December 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R3
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based
on
a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-3	$ 91	0.88%
Management's discussion of fund performance
The fund’s Class R-3 shares gained 6.83% for the year ended December 31, 2025. That result compares with a 7.30% gain for the Bloomberg U.S. Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R3
.
What factors influenced results
During the fund’s fiscal year, the U.S. bond market posted strong returns. The U.S. Federal Reserve cut its policy rate three times in response to labor market weakness and broader economic uncertainty, helping to push short-term yields lower. Meanwhile, long-term yields remained relatively high and supported a steepening of the yield curve. Yields on corporate bonds declined but remained elevated relative to their levels over the past 15 years.
Within the fund, an underweight to Treasuries in favor of other sectors including agency mortgage-backed securities and emerging markets debt contributed positively to relative results. The fund’s overweight to duration for much of the year was also additive.
In terms of detractors, the fund was positioned for a steepening of the yield curve by having an overweight position to the front-end of the curve and an underweight to the long-end. The steepening of the yield curve added to results; however, this was more than offset by the cost of maintaining the position. Security selection within asset-backed securities also detracted from returns.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
The Bond Fund of America — Class R-3 *	6.83%	(0.66) %	1.90%
Bloomberg U.S. Aggregate Index †	7.30%	(0.36) %	2.01%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged
, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 98,877
Total number of portfolio holdings	5,796
Total advisory fees paid (in millions)	$ 183
Portfolio turnover rate including mortgage dollar roll transactions	228%
Portfolio turnover rate excluding mortgage dollar roll transactions	90%
Portfolio holdings by asset type
 (percent of net assets)
*Includes
derivatives
.
Changes in and disagreements with accountants
On December 10, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 11, 2026, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R3
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR3ARX-008-0226 © 2026 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
The Bond Fund of America
®
Class R-4
| RBFEX
for the year ended December 31, 2025
This annual shareholder report contains important information about The Bond Fund of America (the "fund") for the period from January 1, 2025 to December 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R4
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $
10,000
investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-4	$ 60	0.58%
Management's discussion of fund performance
The fund’s Class R-4 shares gained 7.16% for the year ended December 31, 2025. That result compares with a 7.30% gain for the Bloomberg U.S. Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R4
.
What factors influenced results
During the fund’s fiscal year, the U.S. bond market posted strong returns. The U.S. Federal Reserve cut its policy rate three times in response to labor market weakness and broader economic uncertainty, helping to push short-term yields lower. Meanwhile, long-term yields remained relatively high and supported a steepening of the yield curve. Yields on corporate bonds declined but remained elevated relative to their levels over the past 15 years.
Within the fund, an underweight to Treasuries in favor of other sectors including agency mortgage-backed securities and emerging markets debt contributed positively to relative results. The fund’s overweight to duration for much of the year was also additive.
In terms of detractors, the fund was positioned for a steepening of the yield curve by having an overweight position to the front-end of the curve and an underweight to the long-end. The steepening of the yield curve added to results; however, this was more than offset by the cost of maintaining the position. Security selection within asset-backed securities also detracted from returns.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
The Bond Fund of America — Class R-4 *	7.16%	(0.36) %	2.21%
Bloomberg U.S. Aggregate Index †	7.30%	(0.36) %	2.01%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged
, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 98,877
Total number of portfolio holdings	5,796
Total advisory fees paid (in millions)	$ 183
Portfolio turnover rate including mortgage dollar roll transactions	228%
Portfolio turnover rate excluding mortgage dollar roll transactions	90%
Portfolio holdings by asset type
 (percent of net assets)
*Includes
derivatives
.
Changes in and disagreements with accountants
On December 10, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 11, 2026, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R4
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR4ARX-008-0226 © 2026 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
The Bond Fund of America
®
Class R-5E
| RBFHX
for the year ended December 31, 2025
This annual shareholder report contains important information about The Bond Fund of America (the "fund") for the period from January 1, 2025 to December 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R5E
. You can also request this information by contacting us at
(800) 421-4225
.
What were the
fund
costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5E	$ 39	0.38%
Management's discussion of fund performance
The fund’s Class R-5E shares gained 7.37% for the year ended December 31, 2025. That result compares with a 7.30% gain for the Bloomberg U.S. Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R5E
.
What factors influenced results
During the fund’s fiscal year, the U.S. bond market posted strong returns. The U.S. Federal Reserve cut its policy rate three times in response to labor market weakness and broader economic uncertainty, helping to push short-term yields lower. Meanwhile, long-term yields remained relatively high and supported a steepening of the yield curve. Yields on corporate bonds declined but remained elevated relative to their levels over the past 15 years.
Within the fund, an underweight to Treasuries in favor of other sectors including agency mortgage-backed securities and emerging markets debt contributed positively to relative results. The fund’s overweight to duration for much of the year was also additive.
In terms of detractors, the fund was positioned for a steepening of the yield curve by having an overweight position to the front-end of the curve and an underweight to the long-end. The steepening of the yield curve added to results; however, this was more than offset by the cost of maintaining the position. Security selection within asset-backed securities also detracted from returns.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
The Bond Fund of America — Class R-5E *	7.37%	(0.16) %	2.41%
Bloomberg U.S. Aggregate Index †	7.30%	(0.36) %	2.01%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s):
Bloomberg
Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund
statistics
Fund net assets (in millions)	$ 98,877
Total number of portfolio holdings	5,796
Total advisory fees paid (in millions)	$ 183
Portfolio turnover rate including mortgage dollar roll transactions	228%
Portfolio turnover rate excluding mortgage dollar roll transactions	90%
Portfolio holdings by asset type
 (percent of net assets)
*
Includes
derivatives.
Changes in and disagreements with accountants
On December 10, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 11, 2026, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R5E
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFE5ARX-008-0226 © 2026 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
The Bond Fund of America
®
Class R-5
| RBFFX
for the year ended December 31, 2025
This annual shareholder report contains important information about The Bond Fund of America (the "fund") for the period from January 1, 2025 to December 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R5
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for
the
last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5	$ 30	0.29%
Management's discussion of fund performance
The fund’s Class R-5 shares gained 7.47% for the year ended December 31, 2025. That result compares with a 7.30% gain for the Bloomberg U.S. Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R5
.
What factors influenced results
During the fund’s fiscal year, the U.S. bond market posted strong returns. The U.S. Federal Reserve cut its policy rate three times in response to labor market weakness and broader economic uncertainty, helping to push short-term yields lower. Meanwhile, long-term yields remained relatively high and supported a steepening of the yield curve. Yields on corporate bonds declined but remained elevated relative to their levels over the past 15 years.
Within the fund, an underweight to Treasuries in favor of other sectors including agency mortgage-backed securities and emerging markets debt contributed positively to relative results. The fund’s overweight to duration for much of the year was also additive.
In terms of detractors, the fund was positioned for a steepening of the yield curve by having an overweight position to the front-end of the curve and an underweight to the long-end. The steepening of the yield curve added to results; however, this was more than offset by the cost of maintaining the position. Security selection within asset-backed securities also detracted from returns.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
The Bond Fund of America — Class R-5 *	7.47%	(0.07) %	2.51%
Bloomberg U.S. Aggregate Index †	7.30%	(0.36) %	2.01%
*
Investment results
assume
all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 98,877
Total number of portfolio holdings	5,796
Total advisory fees paid (in millions)	$ 183
Portfolio turnover rate including mortgage dollar roll transactions	228%
Portfolio turnover rate excluding mortgage dollar roll transactions	90%
Portfolio holdings by asset type
 (percent of net assets)
*Includes
derivatives
.
Changes in and disagreements with accountants
On December 10, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 11, 2026, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R5
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR5ARX-008-0226 © 2026 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
The Bond Fund of America
®
Class R-6
| RBFGX
for the year ended December 31, 2025
This annual shareholder report contains important information about The Bond Fund of America (the "fund") for the period from January 1, 2025 to December 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R6
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs
for
the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-6	$ 24	0.23%
Management's discussion of fund performance
The fund’s Class R-6 shares gained 7.52% for the year ended December 31, 2025. That result compares with a 7.30% gain for the Bloomberg U.S. Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R6
.
What factors influenced results
During the fund’s fiscal year, the U.S. bond market posted strong returns. The U.S. Federal Reserve cut its policy rate three times in response to labor market weakness and broader economic uncertainty, helping to push short-term yields lower. Meanwhile, long-term yields remained relatively high and supported a steepening of the yield curve. Yields on corporate bonds declined but remained elevated relative to their levels over the past 15 years.
Within the fund, an underweight to Treasuries in favor of other sectors including agency mortgage-backed securities and emerging markets debt contributed positively to relative results. The fund’s overweight to duration for much of the year was also additive.
In terms of detractors, the fund was positioned for a steepening of the yield curve by having an overweight position to the front-end of the curve and an underweight to the long-end. The steepening of the yield curve added to results; however, this was more than offset by the cost of maintaining the position. Security selection within asset-backed securities also detracted from returns.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
The Bond Fund of America — Class R-6 *	7.52%	(0.02) %	2.57%
Bloomberg U.S. Aggregate Index †	7.30%	(0.36) %	2.01%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown
is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 98,877
Total number of portfolio holdings	5,796
Total advisory fees paid (in millions)	$ 183
Portfolio turnover rate including mortgage dollar roll transactions	228%
Portfolio turnover rate excluding mortgage dollar roll transactions	90%
Portfolio holdings by asset type
 (percent of net assets)
*
Includes
derivatives.
Changes in and disagreements with accountants
On December 10, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 11, 2026, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R6
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR6ARX-008-0226 © 2026 Capital Group. All rights reserved.

ITEM 2 - Code of Ethics

The Registrant has adopted a Code of Ethics, as of the end of the period covered by this report, applicable to the registrant's principal executive officer, principal financial officer and principal accounting officer, or persons performing similar functions. A copy of the code of ethics is available without charge at https://www.capitalgroup.com/individual/pdf/shareholder/cg_code_of_ethics.pdf.

ITEM 3 - Audit Committee Financial Expert

The Registrant's board has determined that Leslie Stone Heisz, a member of the Registrant's audit committee, is an "audit committee financial expert" and "independent," as such terms are defined in this Item. This designation will not increase the designee's duties, obligations or liability as compared to his or her duties, obligations and liability as a member of the audit committee and of the board, nor will it reduce the responsibility of the other audit committee members. There may be other individuals who, through education or experience, would qualify as "audit committee financial experts" if the board had designated them as such. Most importantly, the board believes each member of the audit committee contributes significantly to the effective oversight of the Registrant's financial statements and condition.

ITEM 4 - Principal Accountant Fees and Services

Registrant1	(a) Audit Fees	(b) Audit-Related Fees	(c) Tax Fees	(d) All Other Fees
December 31, 2025	245,000	13,000	12,000	None
December 31, 2024	449,000	17,000	10,000	None
Adviser and Affiliates2
December 31, 2025	Not Applicable	2,010,000	4,000	93,000
December 31, 2024	Not Applicable	2,151,000	None	11,000
Registrant, Adviser and Affiliates3	(g) Aggregate
non-audit fees
December 31, 2025	2,132,000
December 31, 2024	2,189,000

1The audit fees represents fees billed for professional services rendered for the audit and review of the Registrant's annual financial statements. The audit-related fees represents fees billed for assurance and related services that are reasonably related to the performance of the audit or review of the Registrant's financial statements, but not reported under "audit fees". The tax fees consist of professional services relating to the preparation of the Registrant’s tax returns. The other fees represents fees, if any, billed for other products and services rendered by the principal accountant to the Registrant other than those reported under the "audit fees", "audit-related fees", and "tax fees".

2This includes only fees for non-audit services billed to the adviser and affiliates for engagements that relate directly to the operations and financial reporting of the Registrant and were subject to the pre-approval policies described below. The audit-related fees consist of assurance and related services relating to the examination of the Registrant’s transfer agent, principal underwriter and investment adviser conducted in accordance with Statement on Standards for Attestation Engagements Number 18 issued by the American Institute of Certified Public Accountants. The tax fees consist of consulting services relating to the Registrant’s investments. The other fees consist of subscription services related to an accounting research tool.

3Aggregate non-audit fees paid to the Registrant’s auditors, including fees for all services billed to the Registrant, adviser and affiliates that provide ongoing services to the Registrant. The non-audit services represented by these amounts were brought to the attention of the committee and considered to be compatible with maintaining the auditors’ independence.

(e1)(e2)(h) All audit and permissible non-audit services that the Registrant’s audit committee considers compatible with maintaining the independent registered public accounting firm’s independence are required to be pre-approved by the committee. The pre-approval requirement will extend to all non-audit services provided to the Registrant, the investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant, if the engagement relates directly to the operations and financial reporting of the Registrant. The committee will not delegate its responsibility to pre-approve these services to the investment adviser. The committee may delegate to one or more committee members the authority to review and pre-approve audit and permissible non-audit services. Actions taken under any such delegation will be reported to the full committee at its next meeting. The pre-approval requirement is waived with respect to non-audit services if certain conditions are met. The pre- approval requirement was not waived for any of the non-audit services listed above provided to the Registrant, adviser and affiliates.

(f)Not applicable.

(i)Not applicable.

(j)Not applicable.

ITEM 5 - Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 - Investments

The schedule of investments is included as part of the material filed under Item 7 of this Form.

ITEM 7 - Financial Statements and Financial Highlights for Open-End Management Investment Companies

The Bond Fund of America®
Financial Statements and Other Information
N-CSR Items 7-11
for the year ended December 31, 2025
Lit. No. MFGEFP4-008-0226 © 2026 Capital Group. All rights reserved.

Investment portfolio December 31, 2025

Bonds, notes & other debt instruments 95.37%	Principal amount (000)	Value (000)
Mortgage-backed obligations 29.91%
Federal agency mortgage-backed obligations 25.20%
Fannie Mae Pool #745316 6.50% 2/1/2026 (a)	USD— (b)	$— (b)
Fannie Mae Pool #AL1237 6.50% 2/1/2026 (a)	— (b)	— (b)
Fannie Mae Pool #256449 6.50% 10/1/2026 (a)	2	2
Fannie Mae Pool #MA2973 3.00% 4/1/2027 (a)	1	1
Fannie Mae Pool #256821 6.50% 7/1/2027 (a)	— (b)	— (b)
Fannie Mae Pool #256856 6.50% 8/1/2027 (a)	8	8
Fannie Mae Pool #MA3131 3.00% 9/1/2027 (a)	9	9
Fannie Mae Pool #256886 6.50% 9/1/2027 (a)	5	5
Fannie Mae Pool #995401 6.50% 10/1/2027 (a)	— (b)	— (b)
Fannie Mae Pool #257145 6.50% 3/1/2028 (a)	3	3
Fannie Mae Pool #251752 6.50% 6/1/2028 (a)	— (b)	— (b)
Fannie Mae Pool #257431 6.50% 10/1/2028 (a)	1	1
Fannie Mae Pool #496029 6.50% 1/1/2029 (a)	— (b)	— (b)
Fannie Mae Pool #FS2493 6.00% 9/1/2029 (a)	373	383
Fannie Mae Pool #AY1948 3.50% 1/1/2030 (a)	109	108
Fannie Mae Pool #AL9668 3.00% 10/1/2030 (a)	1	1
Fannie Mae Pool #AZ0554 3.50% 10/1/2030 (a)	166	164
Fannie Mae Pool #AL6344 5.00% 2/1/2031 (a)	65	65
Fannie Mae Pool #FM9892 5.00% 9/1/2031 (a)	8	8
Fannie Mae Pool #BJ4856 3.00% 2/1/2033 (a)	205	199
Fannie Mae Pool #695412 5.00% 6/1/2033 (a)	2	2
Fannie Mae Pool #MA3518 4.00% 11/1/2033 (a)	7	7
Fannie Mae Pool #BO1359 2.50% 8/1/2034 (a)	954	912
Fannie Mae Pool #FM2499 2.50% 2/1/2035 (a)	11,114	10,629
Fannie Mae Pool #AD3566 5.00% 10/1/2035 (a)	18	19
Fannie Mae Pool #745140 5.00% 11/1/2035 (a)	107	110
Fannie Mae Pool #MA2588 4.00% 4/1/2036 (a)	895	886
Fannie Mae Pool #MA2717 4.00% 8/1/2036 (a)	178	176
Fannie Mae Pool #MA2746 4.00% 9/1/2036 (a)	1,217	1,203
Fannie Mae Pool #MA2787 4.00% 10/1/2036 (a)	676	668
Fannie Mae Pool #CB2247 2.50% 11/1/2036 (a)	2,677	2,535
Fannie Mae Pool #AS8355 3.00% 11/1/2036 (a)	5,010	4,776
Fannie Mae Pool #AS8554 3.00% 12/1/2036 (a)	601	572
Fannie Mae Pool #MA2866 3.00% 1/1/2037 (a)	5,896	5,621
Fannie Mae Pool #MA2897 3.00% 2/1/2037 (a)	10,456	9,989
Fannie Mae Pool #913966 6.00% 2/1/2037 (a)	1	2
Fannie Mae Pool #FS7802 2.50% 3/1/2037 (a)	2,535	2,400
Fannie Mae Pool #FS0783 2.50% 3/1/2037 (a)	763	722
Fannie Mae Pool #MA4568 2.50% 3/1/2037 (a)	339	321
Fannie Mae Pool #914612 7.50% 3/1/2037 (a)	47	48
Fannie Mae Pool #MA4583 2.50% 4/1/2037 (a)	2,257	2,137
Fannie Mae Pool #924069 7.00% 5/1/2037 (a)	10	10
Fannie Mae Pool #CB4285 2.50% 7/1/2037 (a)	1,586	1,501
Fannie Mae Pool #MA4665 2.50% 7/1/2037 (a)	600	568
Fannie Mae Pool #954927 7.00% 7/1/2037 (a)	81	83
Fannie Mae Pool #966170 7.00% 7/1/2037 (a)	60	61
Fannie Mae Pool #954936 7.00% 7/1/2037 (a)	5	5
Fannie Mae Pool #945680 6.00% 9/1/2037 (a)	13	14
Fannie Mae Pool #924866 6.015% 10/1/2037 (a)(c)	5	5
Fannie Mae Pool #CB6791 2.50% 7/1/2038 (a)	28	27
Fannie Mae Pool #988588 5.50% 8/1/2038 (a)	3	3
Fannie Mae Pool #889982 5.50% 11/1/2038 (a)	11	12
Fannie Mae Pool #MA3539 4.50% 12/1/2038 (a)	23	23
Fannie Mae Pool #931768 5.00% 8/1/2039 (a)	28	29
Fannie Mae Pool #AC2641 4.50% 10/1/2039 (a)	2,578	2,601
Fannie Mae Pool #AC0794 5.00% 10/1/2039 (a)	20	21
Fannie Mae Pool #932606 5.00% 2/1/2040 (a)	47	49
Fannie Mae Pool #MA4093 2.00% 8/1/2040 (a)	5,300	4,719
Fannie Mae Pool #AD8522 4.00% 8/1/2040 (a)	65	64
Fannie Mae Pool #AB1297 5.00% 8/1/2040 (a)	196	202
Fannie Mae Pool #AE1761 4.00% 9/1/2040 (a)	1,255	1,231
Fannie Mae Pool #MA4152 2.00% 10/1/2040 (a)	5,998	5,330

1	The Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #AE5471 4.50% 10/1/2040 (a)	USD396	$399
Fannie Mae Pool #AE7567 4.00% 11/1/2040 (a)	1,481	1,450
Fannie Mae Pool #AH0007 4.00% 12/1/2040 (a)	1,293	1,266
Fannie Mae Pool #AE8073 4.00% 12/1/2040 (a)	257	252
Fannie Mae Pool #AH0539 4.00% 12/1/2040 (a)	157	153
Fannie Mae Pool #MA4287 2.00% 3/1/2041 (a)	19,134	16,735
Fannie Mae Pool #AH6099 5.00% 3/1/2041 (a)	887	913
Fannie Mae Pool #AH9479 5.00% 4/1/2041 (a)	27	28
Fannie Mae Pool #AH8144 5.00% 4/1/2041 (a)	27	27
Fannie Mae Pool #MA4333 2.00% 5/1/2041 (a)	40,749	35,583
Fannie Mae Pool #AI1862 5.00% 5/1/2041 (a)	937	964
Fannie Mae Pool #MA4364 2.00% 6/1/2041 (a)	81,068	70,780
Fannie Mae Pool #AI3510 5.00% 6/1/2041 (a)	471	485
Fannie Mae Pool #AE1248 5.00% 6/1/2041 (a)	37	38
Fannie Mae Pool #MA4387 2.00% 7/1/2041 (a)	27,700	24,217
Fannie Mae Pool #FM7690 2.00% 7/1/2041 (a)	19,256	16,854
Fannie Mae Pool #BT5941 2.00% 7/1/2041 (a)	10,582	9,251
Fannie Mae Pool #MA4407 2.00% 8/1/2041 (a)	144,610	126,020
Fannie Mae Pool #FM8120 2.00% 8/1/2041 (a)	18,272	15,981
Fannie Mae Pool #AI5172 4.00% 8/1/2041 (a)	321	313
Fannie Mae Pool #AL0658 4.50% 8/1/2041 (a)	435	439
Fannie Mae Pool #AJ0257 4.00% 9/1/2041 (a)	87	85
Fannie Mae Pool #AJ0704 5.00% 9/1/2041 (a)	428	440
Fannie Mae Pool #AJ1873 4.00% 10/1/2041 (a)	137	134
Fannie Mae Pool #AJ4154 4.00% 11/1/2041 (a)	253	248
Fannie Mae Pool #AJ5391 5.00% 11/1/2041 (a)	236	243
Fannie Mae Pool #AE1277 5.00% 11/1/2041 (a)	89	92
Fannie Mae Pool #MA4501 2.00% 12/1/2041 (a)	51,009	44,372
Fannie Mae Pool #AB4050 4.00% 12/1/2041 (a)	443	434
Fannie Mae Pool #AJ7471 4.00% 12/1/2041 (a)	362	353
Fannie Mae Pool #AJ4189 4.00% 12/1/2041 (a)	279	273
Fannie Mae Pool #AE1283 5.00% 12/1/2041 (a)	42	43
Fannie Mae Pool #MA4540 2.00% 2/1/2042 (a)	17,377	15,105
Fannie Mae Pool #890407 4.00% 2/1/2042 (a)	673	659
Fannie Mae Pool #AE1290 5.00% 2/1/2042 (a)	123	126
Fannie Mae Pool #AK6740 4.00% 3/1/2042 (a)	2,528	2,487
Fannie Mae Pool #AL2745 4.00% 3/1/2042 (a)	1,988	1,945
Fannie Mae Pool #AK4949 4.00% 3/1/2042 (a)	157	154
Fannie Mae Pool #MA4586 2.00% 4/1/2042 (a)	5,033	4,372
Fannie Mae Pool #FS4250 2.50% 8/1/2042 (a)	386	347
Fannie Mae Pool #AX3703 4.00% 9/1/2042 (a)	2,765	2,706
Fannie Mae Pool #AR1512 3.50% 1/1/2043 (a)	411	393
Fannie Mae Pool #MA4908 6.00% 1/1/2043 (a)	36	38
Fannie Mae Pool #AT0412 3.50% 3/1/2043 (a)	192	182
Fannie Mae Pool #AT0300 3.50% 3/1/2043 (a)	54	52
Fannie Mae Pool #AT3954 3.50% 4/1/2043 (a)	78	75
Fannie Mae Pool #AT2683 4.00% 5/1/2043 (a)	1,272	1,242
Fannie Mae Pool #AT5898 3.00% 6/1/2043 (a)	12,232	11,313
Fannie Mae Pool #AL3829 3.50% 6/1/2043 (a)	1,731	1,657
Fannie Mae Pool #AT7161 3.50% 6/1/2043 (a)	575	549
Fannie Mae Pool #AV0786 4.00% 11/1/2043 (a)	2,225	2,176
Fannie Mae Pool #AL8421 3.50% 1/1/2044 (a)	9,854	9,406
Fannie Mae Pool #MA5412 6.50% 6/1/2044 (a)	19	20
Fannie Mae Pool #MA5431 6.50% 7/1/2044 (a)	1,945	2,022
Fannie Mae Pool #AX8521 3.50% 12/1/2044 (a)	239	227
Fannie Mae Pool #AY1829 3.50% 12/1/2044 (a)	91	87
Fannie Mae Pool #AX8595 4.00% 12/1/2044 (a)	62	60
Fannie Mae Pool #BE5009 3.50% 1/1/2045 (a)	525	500
Fannie Mae Pool #BE5017 3.50% 2/1/2045 (a)	1,041	989
Fannie Mae Pool #FM9416 3.50% 7/1/2045 (a)	1,405	1,335
Fannie Mae Pool #AZ7366 4.00% 11/1/2045 (a)	13,097	12,706
Fannie Mae Pool #AS6348 4.00% 12/1/2045 (a)	2,301	2,232
Fannie Mae Pool #AS6839 4.00% 3/1/2046 (a)	3,143	3,041
Fannie Mae Pool #BC1352 4.00% 3/1/2046 (a)	922	892
Fannie Mae Pool #AL8522 3.50% 5/1/2046 (a)	23	22
Fannie Mae Pool #CB0838 2.50% 6/1/2046 (a)	65	57

The Bond Fund of America	2

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #BC8647 4.50% 6/1/2046 (a)	USD242	$240
Fannie Mae Pool #BD1968 4.00% 7/1/2046 (a)	30	29
Fannie Mae Pool #BD1550 4.50% 7/1/2046 (a)	232	229
Fannie Mae Pool #BD7600 4.50% 9/1/2046 (a)	74	73
Fannie Mae Pool #BD9236 3.50% 10/1/2046 (a)	302	284
Fannie Mae Pool #BM5148 4.00% 10/1/2046 (a)	29,190	28,322
Fannie Mae Pool #MA2809 4.50% 10/1/2046 (a)	441	424
Fannie Mae Pool #MA2821 4.50% 10/1/2046 (a)	294	285
Fannie Mae Pool #BD9248 4.50% 10/1/2046 (a)	213	210
Fannie Mae Pool #AS8310 3.00% 11/1/2046 (a)	410	376
Fannie Mae Pool #MA2833 3.00% 12/1/2046 (a)	29	27
Fannie Mae Pool #BC9077 3.50% 12/1/2046 (a)	13,022	12,309
Fannie Mae Pool #BD2440 3.50% 1/1/2047 (a)	1,447	1,367
Fannie Mae Pool #FS1681 2.00% 3/1/2047 (a)	448	371
Fannie Mae Pool #CB3110 2.50% 3/1/2047 (a)	223	191
Fannie Mae Pool #FS0976 2.50% 3/1/2047 (a)	50	43
Fannie Mae Pool #BD7087 4.00% 3/1/2047 (a)	23,513	22,789
Fannie Mae Pool #BM1179 3.00% 4/1/2047 (a)	501	459
Fannie Mae Pool #BH0876 4.50% 4/1/2047 (a)	1,296	1,277
Fannie Mae Pool #MA3002 4.50% 4/1/2047 (a)	197	189
Fannie Mae Pool #BE8740 3.50% 5/1/2047 (a)	849	802
Fannie Mae Pool #BE8742 3.50% 5/1/2047 (a)	218	207
Fannie Mae Pool #BH2846 3.50% 5/1/2047 (a)	124	118
Fannie Mae Pool #BH2848 3.50% 5/1/2047 (a)	112	106
Fannie Mae Pool #BH2847 3.50% 5/1/2047 (a)	33	31
Fannie Mae Pool #BH3122 4.00% 6/1/2047 (a)	35	34
Fannie Mae Pool #256893 7.00% 8/1/2047 (a)	7	8
Fannie Mae Pool #CA0453 4.00% 9/1/2047 (a)	4,816	4,657
Fannie Mae Pool #BH5696 4.00% 10/1/2047 (a)	28,810	27,915
Fannie Mae Pool #CA0770 3.50% 11/1/2047 (a)	139	131
Fannie Mae Pool #BJ3525 4.50% 11/1/2047 (a)	772	767
Fannie Mae Pool #CA0854 3.50% 12/1/2047 (a)	10,166	9,583
Fannie Mae Pool #MA3211 4.00% 12/1/2047 (a)	2,699	2,617
Fannie Mae Pool #BJ5015 4.00% 12/1/2047 (a)	725	702
Fannie Mae Pool #BM4413 4.50% 12/1/2047 (a)	3,672	3,649
Fannie Mae Pool #BJ3558 4.50% 12/1/2047 (a)	781	776
Fannie Mae Pool #BJ3581 4.50% 12/1/2047 (a)	497	493
Fannie Mae Pool #CA1189 3.50% 2/1/2048 (a)	1,043	979
Fannie Mae Pool #BK0163 4.50% 2/1/2048 (a)	1,262	1,252
Fannie Mae Pool #BJ4901 3.50% 3/1/2048 (a)	621	588
Fannie Mae Pool #CA1532 3.50% 4/1/2048 (a)	4,098	3,852
Fannie Mae Pool #BK5232 4.00% 5/1/2048 (a)	410	397
Fannie Mae Pool #BK6840 4.00% 6/1/2048 (a)	578	561
Fannie Mae Pool #BF0293 3.00% 7/1/2048 (a)	5,222	4,734
Fannie Mae Pool #CA2102 5.00% 7/1/2048 (a)	293	298
Fannie Mae Pool #BF0318 3.50% 8/1/2048 (a)	22,491	21,172
Fannie Mae Pool #BK9743 4.00% 8/1/2048 (a)	175	170
Fannie Mae Pool #BK9761 4.50% 8/1/2048 (a)	180	181
Fannie Mae Pool #BM5349 4.00% 9/1/2048 (a)	58,534	56,717
Fannie Mae Pool #CA2850 4.00% 12/1/2048 (a)	1,042	1,015
Fannie Mae Pool #BF0320 5.50% 1/1/2049 (a)	4,260	4,453
Fannie Mae Pool #FM3280 3.50% 5/1/2049 (a)	367	349
Fannie Mae Pool #BN6708 3.50% 6/1/2049 (a)	6,593	6,245
Fannie Mae Pool #FM1062 3.50% 6/1/2049 (a)	6,448	6,114
Fannie Mae Pool #CA3807 3.00% 7/1/2049 (a)	969	880
Fannie Mae Pool #CA3806 3.00% 7/1/2049 (a)	656	598
Fannie Mae Pool #CA4021 3.50% 8/1/2049 (a)	19,120	17,891
Fannie Mae Pool #BJ8411 3.50% 8/1/2049 (a)	1,695	1,604
Fannie Mae Pool #FM2318 3.50% 9/1/2049 (a)	32,773	30,883
Fannie Mae Pool #CA4151 3.50% 9/1/2049 (a)	8,673	8,224
Fannie Mae Pool #FM1443 3.50% 9/1/2049 (a)	4,886	4,623
Fannie Mae Pool #FM1913 4.00% 9/1/2049 (a)	1,187	1,148
Fannie Mae Pool #FM1963 4.00% 11/1/2049 (a)	28,419	27,497
Fannie Mae Pool #CA4802 3.50% 12/1/2049 (a)	17,750	16,644
Fannie Mae Pool #FS5313 3.50% 1/1/2050 (a)	145,449	136,684
Fannie Mae Pool #FM4883 2.50% 3/1/2050 (a)	191	162

3	The Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #CA5338 3.00% 3/1/2050 (a)	USD10,143	$9,025
Fannie Mae Pool #CA5506 3.00% 4/1/2050 (a)	33,443	30,287
Fannie Mae Pool #BP1954 3.50% 4/1/2050 (a)	14,309	13,405
Fannie Mae Pool #FS3189 4.00% 4/1/2050 (a)	15,775	15,253
Fannie Mae Pool #CA5968 2.50% 6/1/2050 (a)	34,940	30,197
Fannie Mae Pool #BP5717 2.50% 6/1/2050 (a)	4,966	4,238
Fannie Mae Pool #CA6168 2.50% 6/1/2050 (a)	176	149
Fannie Mae Pool #BP5576 2.50% 6/1/2050 (a)	163	138
Fannie Mae Pool #FM3720 2.50% 7/1/2050 (a)	11,493	9,750
Fannie Mae Pool #BP9537 2.50% 7/1/2050 (a)	799	678
Fannie Mae Pool #CA6409 2.50% 7/1/2050 (a)	72	61
Fannie Mae Pool #BP6439 2.50% 7/1/2050 (a)	18	15
Fannie Mae Pool #CA6309 3.00% 7/1/2050 (a)	33,711	30,642
Fannie Mae Pool #CA6349 3.00% 7/1/2050 (a)	8,593	7,632
Fannie Mae Pool #CA6593 2.50% 8/1/2050 (a)	10,750	9,294
Fannie Mae Pool #CA6918 2.50% 8/1/2050 (a)	5,353	4,539
Fannie Mae Pool #FM3920 2.50% 8/1/2050 (a)	4,171	3,537
Fannie Mae Pool #CA6740 3.00% 8/1/2050 (a)	4,857	4,315
Fannie Mae Pool #CA6987 2.00% 9/1/2050 (a)	1,484	1,204
Fannie Mae Pool #BP6715 2.00% 9/1/2050 (a)	6	5
Fannie Mae Pool #FM4256 2.50% 9/1/2050 (a)	25,463	22,035
Fannie Mae Pool #CA7028 2.50% 9/1/2050 (a)	5,848	5,063
Fannie Mae Pool #FM7195 2.50% 9/1/2050 (a)	5,554	4,711
Fannie Mae Pool #FP0015 2.50% 9/1/2050 (a)	178	151
Fannie Mae Pool #CA7052 3.00% 9/1/2050 (a)	2,095	1,872
Fannie Mae Pool #CA7325 2.00% 10/1/2050 (a)	6,455	5,351
Fannie Mae Pool #CA7278 2.50% 10/1/2050 (a)	5,353	4,546
Fannie Mae Pool #CA7257 2.50% 10/1/2050 (a)	2,048	1,771
Fannie Mae Pool #FP0060 2.50% 10/1/2050 (a)	924	784
Fannie Mae Pool #FM4579 2.50% 10/1/2050 (a)	208	178
Fannie Mae Pool #FP0034 2.50% 10/1/2050 (a)	170	144
Fannie Mae Pool #CA7529 2.50% 10/1/2050 (a)	27	23
Fannie Mae Pool #CA7381 3.00% 10/1/2050 (a)	7,392	6,565
Fannie Mae Pool #BQ7618 2.00% 11/1/2050 (a)	4,660	3,805
Fannie Mae Pool #BQ6356 2.00% 11/1/2050 (a)	1,187	962
Fannie Mae Pool #CA7596 2.00% 11/1/2050 (a)	956	776
Fannie Mae Pool #BQ7559 2.00% 11/1/2050 (a)	141	114
Fannie Mae Pool #CA7739 2.50% 11/1/2050 (a)	69,525	59,629
Fannie Mae Pool #CA7603 2.50% 11/1/2050 (a)	45,879	39,358
Fannie Mae Pool #CA7599 2.50% 11/1/2050 (a)	3,706	3,213
Fannie Mae Pool #FM5309 2.50% 11/1/2050 (a)	2,567	2,181
Fannie Mae Pool #BQ6335 2.50% 11/1/2050 (a)	1,234	1,045
Fannie Mae Pool #FM4862 2.50% 11/1/2050 (a)	212	180
Fannie Mae Pool #FM4783 2.00% 12/1/2050 (a)	17,213	13,969
Fannie Mae Pool #MA4208 2.00% 12/1/2050 (a)	7,021	5,737
Fannie Mae Pool #CA8108 2.00% 12/1/2050 (a)	857	705
Fannie Mae Pool #BQ8457 2.00% 12/1/2050 (a)	793	644
Fannie Mae Pool #FM5849 2.00% 12/1/2050 (a)	76	62
Fannie Mae Pool #FM5444 2.00% 12/1/2050 (a)	43	35
Fannie Mae Pool #BQ9058 2.50% 12/1/2050 (a)	30,275	25,710
Fannie Mae Pool #CA8130 2.50% 12/1/2050 (a)	16,178	13,879
Fannie Mae Pool #CA8044 2.50% 12/1/2050 (a)	6,534	5,605
Fannie Mae Pool #CA8136 2.50% 12/1/2050 (a)	3,939	3,369
Fannie Mae Pool #CA8251 2.50% 12/1/2050 (a)	301	257
Fannie Mae Pool #CA8256 2.50% 12/1/2050 (a)	25	21
Fannie Mae Pool #CA8285 3.00% 12/1/2050 (a)	44,233	40,039
Fannie Mae Pool #CA8046 3.00% 12/1/2050 (a)	25,962	23,636
Fannie Mae Pool #FM5166 3.00% 12/1/2050 (a)	5,249	4,663
Fannie Mae Pool #FS9792 4.50% 12/1/2050 (a)	1,952	1,940
Fannie Mae Pool #MA4237 2.00% 1/1/2051 (a)	39,061	31,901
Fannie Mae Pool #CA8450 2.00% 1/1/2051 (a)	3,445	2,796
Fannie Mae Pool #BR1283 2.00% 1/1/2051 (a)	2,331	1,892
Fannie Mae Pool #BR3452 2.00% 1/1/2051 (a)	1,534	1,245
Fannie Mae Pool #CA8687 2.00% 1/1/2051 (a)	273	223
Fannie Mae Pool #CA8587 2.00% 1/1/2051 (a)	196	159
Fannie Mae Pool #BR0772 2.00% 1/1/2051 (a)	76	62

The Bond Fund of America	4

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #FM5944 2.50% 1/1/2051 (a)	USD900	$762
Fannie Mae Pool #FS5929 2.50% 1/1/2051 (a)	868	736
Fannie Mae Pool #CA8781 2.50% 1/1/2051 (a)	64	55
Fannie Mae Pool #FS3550 2.50% 1/1/2051 (a)	40	34
Fannie Mae Pool #FM6293 3.00% 1/1/2051 (a)	13,963	12,408
Fannie Mae Pool #MA4255 2.00% 2/1/2051 (a)	8,003	6,531
Fannie Mae Pool #BR3283 2.00% 2/1/2051 (a)	4,417	3,576
Fannie Mae Pool #BR2666 2.00% 2/1/2051 (a)	2,693	2,222
Fannie Mae Pool #CA8820 2.00% 2/1/2051 (a)	1,724	1,417
Fannie Mae Pool #FM6332 2.00% 2/1/2051 (a)	545	441
Fannie Mae Pool #FM5848 2.00% 2/1/2051 (a)	82	67
Fannie Mae Pool #FM6037 2.00% 2/1/2051 (a)	23	19
Fannie Mae Pool #CA8828 2.50% 2/1/2051 (a)	32,368	27,883
Fannie Mae Pool #CA9291 2.50% 2/1/2051 (a)	17,647	14,938
Fannie Mae Pool #FS1971 2.50% 2/1/2051 (a)	8,260	7,053
Fannie Mae Pool #CA8962 2.50% 2/1/2051 (a)	4,658	3,954
Fannie Mae Pool #FM5713 2.50% 2/1/2051 (a)	3,473	2,964
Fannie Mae Pool #CA9290 2.50% 2/1/2051 (a)	1,267	1,082
Fannie Mae Pool #CA9233 2.50% 2/1/2051 (a)	932	790
Fannie Mae Pool #CA8895 2.50% 2/1/2051 (a)	657	558
Fannie Mae Pool #CA9289 2.50% 2/1/2051 (a)	231	196
Fannie Mae Pool #FM6163 2.50% 2/1/2051 (a)	188	159
Fannie Mae Pool #FM7308 2.50% 2/1/2051 (a)	25	22
Fannie Mae Pool #FM5994 2.50% 2/1/2051 (a)	17	14
Fannie Mae Pool #CA8969 3.00% 2/1/2051 (a)	4,107	3,696
Fannie Mae Pool #FS6891 2.00% 3/1/2051 (a)	21,680	17,603
Fannie Mae Pool #BQ7757 2.00% 3/1/2051 (a)	11,901	9,633
Fannie Mae Pool #FM6548 2.00% 3/1/2051 (a)	6,600	5,464
Fannie Mae Pool #BR4694 2.00% 3/1/2051 (a)	2,632	2,137
Fannie Mae Pool #BR3319 2.00% 3/1/2051 (a)	807	653
Fannie Mae Pool #FS6474 2.00% 3/1/2051 (a)	690	559
Fannie Mae Pool #FM6556 2.00% 3/1/2051 (a)	492	398
Fannie Mae Pool #BR5589 2.00% 3/1/2051 (a)	204	166
Fannie Mae Pool #FM6764 2.50% 3/1/2051 (a)	37,575	31,808
Fannie Mae Pool #MA4282 2.50% 3/1/2051 (a)	5,521	4,719
Fannie Mae Pool #CA9390 2.50% 3/1/2051 (a)	3,574	3,025
Fannie Mae Pool #FM6569 2.50% 3/1/2051 (a)	783	665
Fannie Mae Pool #FM6660 2.50% 3/1/2051 (a)	176	149
Fannie Mae Pool #BQ7729 2.50% 3/1/2051 (a)	54	46
Fannie Mae Pool #BQ9471 2.50% 3/1/2051 (a)	33	28
Fannie Mae Pool #CA9391 3.00% 3/1/2051 (a)	163,668	145,953
Fannie Mae Pool #FM7210 2.00% 4/1/2051 (a)	7,422	6,008
Fannie Mae Pool #FM6824 2.00% 4/1/2051 (a)	5,060	4,096
Fannie Mae Pool #CB0153 2.00% 4/1/2051 (a)	2,752	2,228
Fannie Mae Pool #CB0290 2.00% 4/1/2051 (a)	2,608	2,127
Fannie Mae Pool #FS1564 2.00% 4/1/2051 (a)	2,052	1,661
Fannie Mae Pool #FM7512 2.00% 4/1/2051 (a)	1,136	923
Fannie Mae Pool #BR7693 2.00% 4/1/2051 (a)	839	679
Fannie Mae Pool #BR3771 2.00% 4/1/2051 (a)	224	182
Fannie Mae Pool #MA4305 2.00% 4/1/2051 (a)	188	154
Fannie Mae Pool #MA4306 2.50% 4/1/2051 (a)	15,753	13,450
Fannie Mae Pool #FS0030 2.50% 4/1/2051 (a)	3,791	3,219
Fannie Mae Pool #FM6856 2.50% 4/1/2051 (a)	3,140	2,682
Fannie Mae Pool #FM6965 2.50% 4/1/2051 (a)	2,109	1,789
Fannie Mae Pool #FM7093 2.50% 4/1/2051 (a)	1,824	1,544
Fannie Mae Pool #BR6304 2.50% 4/1/2051 (a)	1,447	1,225
Fannie Mae Pool #BR8460 2.50% 4/1/2051 (a)	939	795
Fannie Mae Pool #BR9082 2.50% 4/1/2051 (a)	753	637
Fannie Mae Pool #FM6871 2.50% 4/1/2051 (a)	736	623
Fannie Mae Pool #BN9135 2.50% 4/1/2051 (a)	523	443
Fannie Mae Pool #BR7725 2.50% 4/1/2051 (a)	505	428
Fannie Mae Pool #FM7407 2.50% 4/1/2051 (a)	89	75
Fannie Mae Pool #BR7795 2.50% 4/1/2051 (a)	82	70
Fannie Mae Pool #BR7222 2.50% 4/1/2051 (a)	77	65
Fannie Mae Pool #BR8465 2.50% 4/1/2051 (a)	66	56
Fannie Mae Pool #CB0041 3.00% 4/1/2051 (a)	45,804	41,563

5	The Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #CB0191 3.00% 4/1/2051 (a)	USD19,331	$17,263
Fannie Mae Pool #CB0046 3.00% 4/1/2051 (a)	7,533	6,672
Fannie Mae Pool #CB0193 3.00% 4/1/2051 (a)	2,581	2,311
Fannie Mae Pool #FM7751 2.00% 5/1/2051 (a)	33,372	27,014
Fannie Mae Pool #CB0449 2.00% 5/1/2051 (a)	20,767	16,893
Fannie Mae Pool #CB0381 2.00% 5/1/2051 (a)	492	398
Fannie Mae Pool #BR1035 2.00% 5/1/2051 (a)	111	91
Fannie Mae Pool #FM7411 2.00% 5/1/2051 (a)	33	27
Fannie Mae Pool #CB0396 2.50% 5/1/2051 (a)	27,262	23,078
Fannie Mae Pool #FM7222 2.50% 5/1/2051 (a)	15,632	13,233
Fannie Mae Pool #CB0520 2.50% 5/1/2051 (a)	14,169	11,994
Fannie Mae Pool #FM7304 2.50% 5/1/2051 (a)	10,791	9,134
Fannie Mae Pool #BR9366 2.50% 5/1/2051 (a)	8,841	7,484
Fannie Mae Pool #BR9127 2.50% 5/1/2051 (a)	7,445	6,302
Fannie Mae Pool #FM7527 2.50% 5/1/2051 (a)	4,621	3,912
Fannie Mae Pool #CB0457 2.50% 5/1/2051 (a)	4,236	3,628
Fannie Mae Pool #FM7325 2.50% 5/1/2051 (a)	3,832	3,258
Fannie Mae Pool #FM7096 2.50% 5/1/2051 (a)	3,480	2,954
Fannie Mae Pool #BR9603 2.50% 5/1/2051 (a)	2,370	2,007
Fannie Mae Pool #BR0999 2.50% 5/1/2051 (a)	1,902	1,610
Fannie Mae Pool #FS5126 2.50% 5/1/2051 (a)	1,580	1,342
Fannie Mae Pool #CB0517 2.50% 5/1/2051 (a)	813	690
Fannie Mae Pool #FM7408 2.50% 5/1/2051 (a)	795	673
Fannie Mae Pool #FM7409 2.50% 5/1/2051 (a)	314	266
Fannie Mae Pool #FM7392 2.50% 5/1/2051 (a)	224	190
Fannie Mae Pool #FM8114 2.00% 6/1/2051 (a)	21,611	17,493
Fannie Mae Pool #FM7803 2.00% 6/1/2051 (a)	3,553	2,939
Fannie Mae Pool #BQ7411 2.00% 6/1/2051 (a)	265	216
Fannie Mae Pool #FM7740 2.50% 6/1/2051 (a)	22,945	19,423
Fannie Mae Pool #CB0844 2.50% 6/1/2051 (a)	11,941	10,109
Fannie Mae Pool #CB0910 2.50% 6/1/2051 (a)	6,474	5,480
Fannie Mae Pool #BT3317 2.50% 6/1/2051 (a)	4,537	3,918
Fannie Mae Pool #BT1250 2.50% 6/1/2051 (a)	2,887	2,444
Fannie Mae Pool #BT1265 2.50% 6/1/2051 (a)	2,375	2,016
Fannie Mae Pool #FS6035 2.50% 6/1/2051 (a)	1,917	1,626
Fannie Mae Pool #BT5082 2.50% 6/1/2051 (a)	1,107	937
Fannie Mae Pool #BT0098 2.50% 6/1/2051 (a)	393	335
Fannie Mae Pool #BT0610 2.50% 6/1/2051 (a)	102	87
Fannie Mae Pool #FM7694 3.00% 6/1/2051 (a)	15,655	14,103
Fannie Mae Pool #CB0737 3.00% 6/1/2051 (a)	13,867	12,336
Fannie Mae Pool #FM7687 3.00% 6/1/2051 (a)	6,043	5,467
Fannie Mae Pool #FM7909 3.00% 6/1/2051 (a)	1,934	1,727
Fannie Mae Pool #BR2026 3.00% 6/1/2051 (a)	528	468
Fannie Mae Pool #CB1186 2.00% 7/1/2051 (a)	68,782	55,918
Fannie Mae Pool #FS1621 2.00% 7/1/2051 (a)	153	125
Fannie Mae Pool #MA4378 2.00% 7/1/2051 (a)	74	61
Fannie Mae Pool #BR2095 2.50% 7/1/2051 (a)	44,393	37,935
Fannie Mae Pool #CB0988 2.50% 7/1/2051 (a)	42,543	36,550
Fannie Mae Pool #CB1134 2.50% 7/1/2051 (a)	32,074	27,151
Fannie Mae Pool #BT1335 2.50% 7/1/2051 (a)	17,529	14,839
Fannie Mae Pool #CB1004 2.50% 7/1/2051 (a)	14,317	12,120
Fannie Mae Pool #BT0849 2.50% 7/1/2051 (a)	11,125	9,441
Fannie Mae Pool #FM9530 2.50% 7/1/2051 (a)	10,547	8,928
Fannie Mae Pool #BQ0991 2.50% 7/1/2051 (a)	7,360	6,230
Fannie Mae Pool #FM7900 2.50% 7/1/2051 (a)	3,263	2,823
Fannie Mae Pool #BT1339 2.50% 7/1/2051 (a)	3,230	2,741
Fannie Mae Pool #BT1523 2.50% 7/1/2051 (a)	625	529
Fannie Mae Pool #BT1285 2.50% 7/1/2051 (a)	510	432
Fannie Mae Pool #BT1288 2.50% 7/1/2051 (a)	130	110
Fannie Mae Pool #FM7886 2.50% 7/1/2051 (a)	105	90
Fannie Mae Pool #CB1027 2.50% 7/1/2051 (a)	45	38
Fannie Mae Pool #CB1066 2.50% 7/1/2051 (a)	27	23
Fannie Mae Pool #FM8313 2.50% 7/1/2051 (a)	21	17
Fannie Mae Pool #CB0998 3.00% 7/1/2051 (a)	8,033	7,115
Fannie Mae Pool #FM8197 2.00% 8/1/2051 (a)	634	513
Fannie Mae Pool #BQ6530 2.00% 8/1/2051 (a)	511	415

The Bond Fund of America	6

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #BT9271 2.00% 8/1/2051 (a)	USD192	$156
Fannie Mae Pool #BT4771 2.00% 8/1/2051 (a)	25	20
Fannie Mae Pool #CB1394 2.50% 8/1/2051 (a)	21,007	17,783
Fannie Mae Pool #BR2219 2.50% 8/1/2051 (a)	20,355	17,432
Fannie Mae Pool #FM8601 2.50% 8/1/2051 (a)	12,977	11,062
Fannie Mae Pool #BQ7422 2.50% 8/1/2051 (a)	2,170	1,844
Fannie Mae Pool #BO9395 2.50% 8/1/2051 (a)	1,112	950
Fannie Mae Pool #BT4304 2.50% 8/1/2051 (a)	1,000	852
Fannie Mae Pool #FM8442 2.50% 8/1/2051 (a)	708	603
Fannie Mae Pool #FS1057 2.50% 8/1/2051 (a)	594	507
Fannie Mae Pool #CB1304 3.00% 8/1/2051 (a)	16,505	14,619
Fannie Mae Pool #BV7491 3.00% 8/1/2051 (a)	578	513
Fannie Mae Pool #FS4783 4.00% 8/1/2051 (a)	51,823	50,055
Fannie Mae Pool #BT7309 2.00% 9/1/2051 (a)	4,273	3,459
Fannie Mae Pool #CB1620 2.00% 9/1/2051 (a)	368	299
Fannie Mae Pool #FM8692 2.50% 9/1/2051 (a)	23,826	20,169
Fannie Mae Pool #FM8436 2.50% 9/1/2051 (a)	22,161	18,759
Fannie Mae Pool #CB1527 2.50% 9/1/2051 (a)	11,930	10,210
Fannie Mae Pool #FM8745 2.50% 9/1/2051 (a)	10,819	9,192
Fannie Mae Pool #FS1630 2.50% 9/1/2051 (a)	10,440	8,837
Fannie Mae Pool #BT9828 2.50% 9/1/2051 (a)	2,938	2,493
Fannie Mae Pool #BT7263 2.50% 9/1/2051 (a)	1,736	1,473
Fannie Mae Pool #FS4711 2.50% 9/1/2051 (a)	1,360	1,152
Fannie Mae Pool #BQ7435 2.50% 9/1/2051 (a)	1,163	990
Fannie Mae Pool #FS0029 2.50% 9/1/2051 (a)	750	635
Fannie Mae Pool #BT7316 2.50% 9/1/2051 (a)	513	434
Fannie Mae Pool #BT4725 2.50% 9/1/2051 (a)	134	113
Fannie Mae Pool #BT4537 3.50% 9/1/2051 (a)	313	291
Fannie Mae Pool #FM9448 2.00% 10/1/2051 (a)	42	34
Fannie Mae Pool #FS5125 2.50% 10/1/2051 (a)	16,488	13,958
Fannie Mae Pool #FM9067 2.50% 10/1/2051 (a)	12,142	10,302
Fannie Mae Pool #FM9068 2.50% 10/1/2051 (a)	10,700	9,187
Fannie Mae Pool #BU1062 2.50% 10/1/2051 (a)	6,482	5,500
Fannie Mae Pool #BU0070 2.50% 10/1/2051 (a)	602	513
Fannie Mae Pool #BT6823 2.50% 10/1/2051 (a)	461	393
Fannie Mae Pool #BT6781 2.50% 10/1/2051 (a)	332	281
Fannie Mae Pool #CB1793 2.50% 10/1/2051 (a)	179	152
Fannie Mae Pool #FM9335 2.50% 10/1/2051 (a)	73	62
Fannie Mae Pool #FS4862 2.50% 10/1/2051 (a)	46	40
Fannie Mae Pool #FM9086 2.50% 10/1/2051 (a)	33	28
Fannie Mae Pool #FS4628 3.00% 10/1/2051 (a)	7,300	6,519
Fannie Mae Pool #BU2549 3.00% 10/1/2051 (a)	291	259
Fannie Mae Pool #BU1498 3.50% 10/1/2051 (a)	302	280
Fannie Mae Pool #MA4465 2.00% 11/1/2051 (a)	82,314	66,882
Fannie Mae Pool #BU1027 2.00% 11/1/2051 (a)	9,271	7,505
Fannie Mae Pool #FS0394 2.00% 11/1/2051 (a)	1,399	1,136
Fannie Mae Pool #FS0965 2.00% 11/1/2051 (a)	861	700
Fannie Mae Pool #BQ6895 2.00% 11/1/2051 (a)	550	445
Fannie Mae Pool #BU6503 2.00% 11/1/2051 (a)	494	402
Fannie Mae Pool #BU0968 2.00% 11/1/2051 (a)	243	197
Fannie Mae Pool #CB2092 2.50% 11/1/2051 (a)	41,896	35,465
Fannie Mae Pool #FM9492 2.50% 11/1/2051 (a)	17,859	15,452
Fannie Mae Pool #FM9694 2.50% 11/1/2051 (a)	9,042	7,855
Fannie Mae Pool #BQ7453 2.50% 11/1/2051 (a)	2,436	2,076
Fannie Mae Pool #CB2088 2.50% 11/1/2051 (a)	1,577	1,341
Fannie Mae Pool #CB2029 2.50% 11/1/2051 (a)	1,210	1,030
Fannie Mae Pool #FM9515 2.50% 11/1/2051 (a)	919	783
Fannie Mae Pool #BU2803 2.50% 11/1/2051 (a)	629	532
Fannie Mae Pool #FM9632 3.00% 11/1/2051 (a)	12,989	11,668
Fannie Mae Pool #CB2095 3.00% 11/1/2051 (a)	7,678	6,815
Fannie Mae Pool #FM9631 3.00% 11/1/2051 (a)	5,673	5,114
Fannie Mae Pool #CB2292 3.00% 11/1/2051 (a)	1,606	1,449
Fannie Mae Pool #FS1373 3.00% 11/1/2051 (a)	635	563
Fannie Mae Pool #CB2099 3.00% 11/1/2051 (a)	27	24
Fannie Mae Pool #BU3013 3.50% 11/1/2051 (a)	391	363
Fannie Mae Pool #BU5976 4.00% 11/1/2051 (a)	36	34

7	The Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #CB2361 2.00% 12/1/2051 (a)	USD14,626	$11,839
Fannie Mae Pool #MA4492 2.00% 12/1/2051 (a)	1,568	1,274
Fannie Mae Pool #BT6275 2.00% 12/1/2051 (a)	1,479	1,198
Fannie Mae Pool #FM9930 2.00% 12/1/2051 (a)	798	646
Fannie Mae Pool #BQ7452 2.00% 12/1/2051 (a)	721	584
Fannie Mae Pool #FS0354 2.00% 12/1/2051 (a)	630	511
Fannie Mae Pool #BQ6858 2.00% 12/1/2051 (a)	623	504
Fannie Mae Pool #BU7089 2.00% 12/1/2051 (a)	328	266
Fannie Mae Pool #CB3000 2.00% 12/1/2051 (a)	160	129
Fannie Mae Pool #FM9672 2.50% 12/1/2051 (a)	60,341	51,205
Fannie Mae Pool #CB2319 2.50% 12/1/2051 (a)	46,027	39,665
Fannie Mae Pool #FS0433 2.50% 12/1/2051 (a)	43,032	37,593
Fannie Mae Pool #CB2372 2.50% 12/1/2051 (a)	24,752	21,317
Fannie Mae Pool #BU7607 2.50% 12/1/2051 (a)	21,391	18,149
Fannie Mae Pool #BT9510 2.50% 12/1/2051 (a)	19,980	17,245
Fannie Mae Pool #BT9483 2.50% 12/1/2051 (a)	19,161	16,525
Fannie Mae Pool #CB2286 2.50% 12/1/2051 (a)	15,055	12,949
Fannie Mae Pool #FM9804 2.50% 12/1/2051 (a)	9,904	8,588
Fannie Mae Pool #CB2373 2.50% 12/1/2051 (a)	9,258	7,976
Fannie Mae Pool #CB2375 2.50% 12/1/2051 (a)	8,382	7,215
Fannie Mae Pool #FS2824 2.50% 12/1/2051 (a)	3,247	2,749
Fannie Mae Pool #MA4493 2.50% 12/1/2051 (a)	2,061	1,756
Fannie Mae Pool #FS0145 2.50% 12/1/2051 (a)	939	795
Fannie Mae Pool #FM9904 2.50% 12/1/2051 (a)	752	637
Fannie Mae Pool #CB2401 2.50% 12/1/2051 (a)	636	539
Fannie Mae Pool #BU7516 2.50% 12/1/2051 (a)	230	196
Fannie Mae Pool #BU3625 2.50% 12/1/2051 (a)	208	177
Fannie Mae Pool #BU6678 2.50% 12/1/2051 (a)	158	135
Fannie Mae Pool #CB2405 2.50% 12/1/2051 (a)	70	59
Fannie Mae Pool #BU5890 2.50% 12/1/2051 (a)	62	53
Fannie Mae Pool #FS6925 2.50% 12/1/2051 (a)	53	45
Fannie Mae Pool #CB2414 3.00% 12/1/2051 (a)	23,317	21,060
Fannie Mae Pool #FM9976 3.00% 12/1/2051 (a)	12,327	11,202
Fannie Mae Pool #BU3024 3.00% 12/1/2051 (a)	6,577	5,828
Fannie Mae Pool #CB2293 3.00% 12/1/2051 (a)	1,651	1,488
Fannie Mae Pool #FM9906 3.00% 12/1/2051 (a)	314	278
Fannie Mae Pool #BT9498 3.50% 12/1/2051 (a)	6,936	6,463
Fannie Mae Pool #BU8481 3.50% 12/1/2051 (a)	24	22
Fannie Mae Pool #BQ7006 2.00% 1/1/2052 (a)	3,999	3,248
Fannie Mae Pool #CB2644 2.50% 1/1/2052 (a)	21,069	17,835
Fannie Mae Pool #FS0392 2.50% 1/1/2052 (a)	20,664	17,492
Fannie Mae Pool #FS4203 2.50% 1/1/2052 (a)	5,827	4,932
Fannie Mae Pool #FS0369 2.50% 1/1/2052 (a)	4,307	3,646
Fannie Mae Pool #FS5944 2.50% 1/1/2052 (a)	3,123	2,644
Fannie Mae Pool #FS0370 2.50% 1/1/2052 (a)	2,025	1,714
Fannie Mae Pool #CB2555 2.50% 1/1/2052 (a)	1,631	1,381
Fannie Mae Pool #BU3083 2.50% 1/1/2052 (a)	1,523	1,292
Fannie Mae Pool #BQ7459 2.50% 1/1/2052 (a)	1,177	1,002
Fannie Mae Pool #FS3549 2.50% 1/1/2052 (a)	983	835
Fannie Mae Pool #FS5613 2.50% 1/1/2052 (a)	917	778
Fannie Mae Pool #FS6479 2.50% 1/1/2052 (a)	705	598
Fannie Mae Pool #FS0174 2.50% 1/1/2052 (a)	192	163
Fannie Mae Pool #MA4512 2.50% 1/1/2052 (a)	27	23
Fannie Mae Pool #CB2640 2.50% 1/1/2052 (a)	24	20
Fannie Mae Pool #CB2544 3.00% 1/1/2052 (a)	26,874	24,109
Fannie Mae Pool #CB2666 3.00% 1/1/2052 (a)	15,181	13,446
Fannie Mae Pool #FS0333 3.00% 1/1/2052 (a)	6,621	5,864
Fannie Mae Pool #BU9641 3.00% 1/1/2052 (a)	992	880
Fannie Mae Pool #CB2545 3.00% 1/1/2052 (a)	420	373
Fannie Mae Pool #BV2890 3.00% 1/1/2052 (a)	278	247
Fannie Mae Pool #BV0273 3.00% 1/1/2052 (a)	52	46
Fannie Mae Pool #FS0972 3.50% 1/1/2052 (a)	22,065	20,799
Fannie Mae Pool #BV0783 3.50% 1/1/2052 (a)	816	765
Fannie Mae Pool #BV0790 3.50% 1/1/2052 (a)	525	487
Fannie Mae Pool #BU7425 3.50% 1/1/2052 (a)	354	328
Fannie Mae Pool #BU7427 3.50% 1/1/2052 (a)	55	51

The Bond Fund of America	8

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #BV3076 2.00% 2/1/2052 (a)	USD99,252	$80,361
Fannie Mae Pool #BV3080 2.00% 2/1/2052 (a)	51,433	41,641
Fannie Mae Pool #BT1897 2.00% 2/1/2052 (a)	14,014	11,344
Fannie Mae Pool #CB2765 2.00% 2/1/2052 (a)	11,525	9,402
Fannie Mae Pool #CB2927 2.00% 2/1/2052 (a)	10,921	8,840
Fannie Mae Pool #MA4547 2.00% 2/1/2052 (a)	4,836	3,925
Fannie Mae Pool #BU2630 2.00% 2/1/2052 (a)	3,106	2,514
Fannie Mae Pool #BV3083 2.00% 2/1/2052 (a)	1,573	1,274
Fannie Mae Pool #FS2040 2.00% 2/1/2052 (a)	681	553
Fannie Mae Pool #CB2789 2.00% 2/1/2052 (a)	661	536
Fannie Mae Pool #BU8256 2.00% 2/1/2052 (a)	633	512
Fannie Mae Pool #BV3022 2.00% 2/1/2052 (a)	578	468
Fannie Mae Pool #FS7080 2.00% 2/1/2052 (a)	453	368
Fannie Mae Pool #BU9929 2.00% 2/1/2052 (a)	300	243
Fannie Mae Pool #CB2773 2.00% 2/1/2052 (a)	109	88
Fannie Mae Pool #BU1330 2.50% 2/1/2052 (a)	18,052	15,581
Fannie Mae Pool #FS1885 2.50% 2/1/2052 (a)	17,255	14,641
Fannie Mae Pool #FS5034 2.50% 2/1/2052 (a)	2,023	1,717
Fannie Mae Pool #BU7285 2.50% 2/1/2052 (a)	1,393	1,199
Fannie Mae Pool #BT1892 2.50% 2/1/2052 (a)	1,310	1,109
Fannie Mae Pool #FS2660 2.50% 2/1/2052 (a)	1,072	909
Fannie Mae Pool #CB2866 2.50% 2/1/2052 (a)	804	684
Fannie Mae Pool #FS6380 2.50% 2/1/2052 (a)	720	611
Fannie Mae Pool #BV1198 2.50% 2/1/2052 (a)	319	271
Fannie Mae Pool #FS0834 2.50% 2/1/2052 (a)	272	230
Fannie Mae Pool #MA4548 2.50% 2/1/2052 (a)	62	53
Fannie Mae Pool #BV2781 2.50% 2/1/2052 (a)	50	43
Fannie Mae Pool #BV2266 2.50% 2/1/2052 (a)	33	28
Fannie Mae Pool #FS6121 3.00% 2/1/2052 (a)	10,143	8,984
Fannie Mae Pool #BU1320 3.00% 2/1/2052 (a)	749	664
Fannie Mae Pool #CB2800 3.00% 2/1/2052 (a)	736	652
Fannie Mae Pool #FS0674 3.00% 2/1/2052 (a)	299	265
Fannie Mae Pool #FS0671 3.00% 2/1/2052 (a)	103	91
Fannie Mae Pool #BU7294 3.50% 2/1/2052 (a)	31	29
Fannie Mae Pool #CB3095 2.00% 3/1/2052 (a)	16,596	13,434
Fannie Mae Pool #CB3040 2.00% 3/1/2052 (a)	11,444	9,286
Fannie Mae Pool #CB3155 2.00% 3/1/2052 (a)	10,327	8,361
Fannie Mae Pool #BV0162 2.00% 3/1/2052 (a)	6,983	5,652
Fannie Mae Pool #MA4562 2.00% 3/1/2052 (a)	2,775	2,252
Fannie Mae Pool #BV3101 2.00% 3/1/2052 (a)	2,438	1,974
Fannie Mae Pool #FS1742 2.00% 3/1/2052 (a)	1,985	1,610
Fannie Mae Pool #BV4172 2.00% 3/1/2052 (a)	1,682	1,361
Fannie Mae Pool #BV3869 2.00% 3/1/2052 (a)	774	627
Fannie Mae Pool #BV4118 2.00% 3/1/2052 (a)	328	266
Fannie Mae Pool #BT2298 2.00% 3/1/2052 (a)	24	20
Fannie Mae Pool #BV4133 2.50% 3/1/2052 (a)	16,887	14,324
Fannie Mae Pool #FS1978 2.50% 3/1/2052 (a)	8,588	7,269
Fannie Mae Pool #BV4170 2.50% 3/1/2052 (a)	3,981	3,389
Fannie Mae Pool #CB3031 2.50% 3/1/2052 (a)	2,194	1,868
Fannie Mae Pool #CB3744 2.50% 3/1/2052 (a)	1,018	864
Fannie Mae Pool #BU8884 2.50% 3/1/2052 (a)	777	661
Fannie Mae Pool #BT2188 2.50% 3/1/2052 (a)	684	580
Fannie Mae Pool #CB3050 2.50% 3/1/2052 (a)	618	524
Fannie Mae Pool #BV2655 2.50% 3/1/2052 (a)	277	236
Fannie Mae Pool #BV1262 2.50% 3/1/2052 (a)	260	222
Fannie Mae Pool #BV5800 2.50% 3/1/2052 (a)	237	201
Fannie Mae Pool #MA4563 2.50% 3/1/2052 (a)	170	144
Fannie Mae Pool #BU8885 2.50% 3/1/2052 (a)	153	129
Fannie Mae Pool #BV7761 2.50% 3/1/2052 (a)	100	85
Fannie Mae Pool #BV5642 2.50% 3/1/2052 (a)	22	19
Fannie Mae Pool #FS0831 3.00% 3/1/2052 (a)	19,442	17,221
Fannie Mae Pool #BV4201 3.00% 3/1/2052 (a)	12,283	10,884
Fannie Mae Pool #FS1030 3.00% 3/1/2052 (a)	9,217	8,164
Fannie Mae Pool #FS1169 3.00% 3/1/2052 (a)	5,549	4,915
Fannie Mae Pool #BV4199 3.00% 3/1/2052 (a)	5,521	4,892
Fannie Mae Pool #FS1374 3.00% 3/1/2052 (a)	2,918	2,586

9	The Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #BV4539 3.00% 3/1/2052 (a)	USD1,181	$1,046
Fannie Mae Pool #FS5083 3.00% 3/1/2052 (a)	980	873
Fannie Mae Pool #BV3353 3.00% 3/1/2052 (a)	599	531
Fannie Mae Pool #CB3061 3.00% 3/1/2052 (a)	488	434
Fannie Mae Pool #MA4564 3.00% 3/1/2052 (a)	63	56
Fannie Mae Pool #BV4519 3.50% 3/1/2052 (a)	433	402
Fannie Mae Pool #BV3316 3.50% 3/1/2052 (a)	39	36
Fannie Mae Pool #MA4577 2.00% 4/1/2052 (a)	54,803	44,468
Fannie Mae Pool #CB3346 2.00% 4/1/2052 (a)	18,470	14,951
Fannie Mae Pool #FS7498 2.00% 4/1/2052 (a)	12,493	10,129
Fannie Mae Pool #CB3345 2.00% 4/1/2052 (a)	8,980	7,269
Fannie Mae Pool #FS1598 2.00% 4/1/2052 (a)	2,757	2,237
Fannie Mae Pool #BV4692 2.00% 4/1/2052 (a)	1,723	1,398
Fannie Mae Pool #BU6919 2.00% 4/1/2052 (a)	1,586	1,286
Fannie Mae Pool #BW3272 2.00% 4/1/2052 (a)	1,214	984
Fannie Mae Pool #BV8155 2.00% 4/1/2052 (a)	326	264
Fannie Mae Pool #BV8499 2.00% 4/1/2052 (a)	254	206
Fannie Mae Pool #CB3354 2.50% 4/1/2052 (a)	50,184	42,480
Fannie Mae Pool #BU6901 2.50% 4/1/2052 (a)	3,703	3,150
Fannie Mae Pool #MA4578 2.50% 4/1/2052 (a)	2,656	2,260
Fannie Mae Pool #BV8166 2.50% 4/1/2052 (a)	2,129	1,808
Fannie Mae Pool #BV4656 2.50% 4/1/2052 (a)	1,684	1,431
Fannie Mae Pool #BT2292 2.50% 4/1/2052 (a)	1,263	1,071
Fannie Mae Pool #BV8126 2.50% 4/1/2052 (a)	1,107	942
Fannie Mae Pool #BV5355 2.50% 4/1/2052 (a)	896	763
Fannie Mae Pool #BV5370 2.50% 4/1/2052 (a)	868	739
Fannie Mae Pool #FS1746 2.50% 4/1/2052 (a)	697	590
Fannie Mae Pool #BV7096 2.50% 4/1/2052 (a)	464	394
Fannie Mae Pool #BV3853 2.50% 4/1/2052 (a)	259	220
Fannie Mae Pool #BQ7478 2.50% 4/1/2052 (a)	211	179
Fannie Mae Pool #BV7702 2.50% 4/1/2052 (a)	90	76
Fannie Mae Pool #CB3353 2.50% 4/1/2052 (a)	28	23
Fannie Mae Pool #FS4198 3.00% 4/1/2052 (a)	980	869
Fannie Mae Pool #CB3278 3.00% 4/1/2052 (a)	648	574
Fannie Mae Pool #CB3364 3.00% 4/1/2052 (a)	196	174
Fannie Mae Pool #FS3275 3.00% 4/1/2052 (a)	98	87
Fannie Mae Pool #BV8459 3.00% 4/1/2052 (a)	76	67
Fannie Mae Pool #CB3375 3.50% 4/1/2052 (a)	2,659	2,466
Fannie Mae Pool #BV5392 3.50% 4/1/2052 (a)	67	62
Fannie Mae Pool #CB3379 4.00% 4/1/2052 (a)	11,279	10,774
Fannie Mae Pool #FS9189 2.00% 5/1/2052 (a)	17,411	14,148
Fannie Mae Pool #BW1732 2.00% 5/1/2052 (a)	817	663
Fannie Mae Pool #FS3208 2.00% 5/1/2052 (a)	743	601
Fannie Mae Pool #BV9804 2.00% 5/1/2052 (a)	479	388
Fannie Mae Pool #FS5387 2.50% 5/1/2052 (a)	431	365
Fannie Mae Pool #BV9644 2.50% 5/1/2052 (a)	337	287
Fannie Mae Pool #FS3619 2.50% 5/1/2052 (a)	254	215
Fannie Mae Pool #MA4598 2.50% 5/1/2052 (a)	109	92
Fannie Mae Pool #BT7826 2.50% 5/1/2052 (a)	38	32
Fannie Mae Pool #BV5578 3.00% 5/1/2052 (a)	8,609	7,637
Fannie Mae Pool #FS7060 3.00% 5/1/2052 (a)	4,296	3,805
Fannie Mae Pool #FS4815 3.00% 5/1/2052 (a)	979	867
Fannie Mae Pool #BV8526 3.00% 5/1/2052 (a)	700	621
Fannie Mae Pool #CB3523 3.00% 5/1/2052 (a)	395	350
Fannie Mae Pool #CB3496 3.00% 5/1/2052 (a)	218	194
Fannie Mae Pool #MA4599 3.00% 5/1/2052 (a)	195	173
Fannie Mae Pool #FS4728 3.00% 5/1/2052 (a)	87	77
Fannie Mae Pool #FS9860 2.00% 6/1/2052 (a)	24,925	20,176
Fannie Mae Pool #FS6605 2.00% 6/1/2052 (a)	13,271	10,744
Fannie Mae Pool #FS6031 2.00% 6/1/2052 (a)	3,903	3,160
Fannie Mae Pool #FS7329 2.00% 6/1/2052 (a)	1,538	1,246
Fannie Mae Pool #BV2514 2.00% 6/1/2052 (a)	402	325
Fannie Mae Pool #FS7944 2.50% 6/1/2052 (a)	10,240	8,680
Fannie Mae Pool #BU8730 2.50% 6/1/2052 (a)	3,784	3,220
Fannie Mae Pool #FS5172 2.50% 6/1/2052 (a)	1,755	1,489
Fannie Mae Pool #BV9932 2.50% 6/1/2052 (a)	455	388

The Bond Fund of America	10

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #BV9990 2.50% 6/1/2052 (a)	USD283	$240
Fannie Mae Pool #FS6634 3.00% 6/1/2052 (a)	2,534	2,245
Fannie Mae Pool #BV5622 3.00% 6/1/2052 (a)	1,646	1,460
Fannie Mae Pool #FS2676 3.00% 6/1/2052 (a)	972	862
Fannie Mae Pool #BW1128 3.00% 6/1/2052 (a)	498	441
Fannie Mae Pool #BV8865 3.00% 6/1/2052 (a)	226	201
Fannie Mae Pool #BW1449 3.00% 6/1/2052 (a)	148	131
Fannie Mae Pool #FS8874 3.00% 6/1/2052 (a)	128	114
Fannie Mae Pool #BV7814 3.50% 6/1/2052 (a)	952	883
Fannie Mae Pool #BU8727 3.50% 6/1/2052 (a)	48	44
Fannie Mae Pool #CB4021 4.00% 6/1/2052 (a)	23,317	22,267
Fannie Mae Pool #MA4626 4.00% 6/1/2052 (a)	8,425	8,045
Fannie Mae Pool #FS6986 2.00% 7/1/2052 (a)	3,174	2,572
Fannie Mae Pool #FA2839 2.50% 7/1/2052 (a)	32,275	27,320
Fannie Mae Pool #FS7057 2.50% 7/1/2052 (a)	24,850	21,070
Fannie Mae Pool #FS7879 2.50% 7/1/2052 (a)	13,399	11,362
Fannie Mae Pool #CB4274 2.50% 7/1/2052 (a)	4,043	3,439
Fannie Mae Pool #FS6631 2.50% 7/1/2052 (a)	769	653
Fannie Mae Pool #BV2584 2.50% 7/1/2052 (a)	411	350
Fannie Mae Pool #FS5493 2.50% 7/1/2052 (a)	289	246
Fannie Mae Pool #FS3806 2.50% 7/1/2052 (a)	117	99
Fannie Mae Pool #BW4142 2.50% 7/1/2052 (a)	43	36
Fannie Mae Pool #MA4652 2.50% 7/1/2052 (a)	37	31
Fannie Mae Pool #BW0002 2.50% 7/1/2052 (a)	23	20
Fannie Mae Pool #CB4315 3.00% 7/1/2052 (a)	357	316
Fannie Mae Pool #BW3384 3.00% 7/1/2052 (a)	347	307
Fannie Mae Pool #BV7866 3.50% 7/1/2052 (a)	6,926	6,423
Fannie Mae Pool #BT7848 3.50% 7/1/2052 (a)	4,935	4,576
Fannie Mae Pool #CB4116 3.50% 7/1/2052 (a)	394	366
Fannie Mae Pool #BW0958 5.00% 7/1/2052 (a)	19,919	19,960
Fannie Mae Pool #CB4135 5.00% 7/1/2052 (a)	142	143
Fannie Mae Pool #BW5402 5.50% 7/1/2052 (a)	463	472
Fannie Mae Pool #MA4743 2.50% 8/1/2052 (a)	360	306
Fannie Mae Pool #BV8015 2.50% 8/1/2052 (a)	78	66
Fannie Mae Pool #FS2535 2.50% 8/1/2052 (a)	25	21
Fannie Mae Pool #FA2841 3.00% 8/1/2052 (a)	42,099	37,290
Fannie Mae Pool #FS4750 3.50% 8/1/2052 (a)	743	689
Fannie Mae Pool #FS6597 3.50% 8/1/2052 (a)	83	77
Fannie Mae Pool #FS3955 3.50% 8/1/2052 (a)	25	24
Fannie Mae Pool #FS2654 4.00% 8/1/2052 (a)	2,989	2,855
Fannie Mae Pool #BV8976 5.00% 8/1/2052 (a)	3,942	3,982
Fannie Mae Pool #MA4737 5.00% 8/1/2052 (a)	547	548
Fannie Mae Pool #CB5019 5.00% 8/1/2052 (a)	169	169
Fannie Mae Pool #FS5447 2.50% 9/1/2052 (a)	852	725
Fannie Mae Pool #FS2805 2.50% 9/1/2052 (a)	309	263
Fannie Mae Pool #FA1404 3.00% 9/1/2052 (a)	97	86
Fannie Mae Pool #FS9324 3.50% 9/1/2052 (a)	79	73
Fannie Mae Pool #CB4604 4.00% 9/1/2052 (a)	399	380
Fannie Mae Pool #MA4732 4.00% 9/1/2052 (a)	281	268
Fannie Mae Pool #BX0008 4.00% 9/1/2052 (a)	123	117
Fannie Mae Pool #BW1192 4.50% 9/1/2052 (a)	1,747	1,723
Fannie Mae Pool #CB4620 5.00% 9/1/2052 (a)	66,204	66,709
Fannie Mae Pool #FS3056 2.00% 10/1/2052 (a)	86,899	70,580
Fannie Mae Pool #CB4818 4.00% 10/1/2052 (a)	2,374	2,255
Fannie Mae Pool #BW1241 4.00% 10/1/2052 (a)	464	443
Fannie Mae Pool #BW7063 4.00% 10/1/2052 (a)	228	217
Fannie Mae Pool #BW9888 4.00% 10/1/2052 (a)	184	176
Fannie Mae Pool #CB4852 4.50% 10/1/2052 (a)	6,350	6,226
Fannie Mae Pool #BW5232 4.50% 10/1/2052 (a)	2,708	2,661
Fannie Mae Pool #BW8175 4.50% 10/1/2052 (a)	1,330	1,308
Fannie Mae Pool #MA4785 5.00% 10/1/2052 (a)	5,131	5,149
Fannie Mae Pool #BW1289 5.50% 10/1/2052 (a)	19,567	19,931
Fannie Mae Pool #BW1243 5.50% 10/1/2052 (a)	17,886	18,224
Fannie Mae Pool #MA4885 3.00% 11/1/2052 (a)	866	767
Fannie Mae Pool #MA4802 3.00% 11/1/2052 (a)	483	428
Fannie Mae Pool #BW1305 3.00% 11/1/2052 (a)	108	96

11	The Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #MA4803 3.50% 11/1/2052 (a)	USD4,132	$3,832
Fannie Mae Pool #FS5554 4.50% 11/1/2052 (a)	8,277	8,124
Fannie Mae Pool #MA4805 4.50% 11/1/2052 (a)	6,322	6,198
Fannie Mae Pool #BW5182 4.50% 11/1/2052 (a)	2,644	2,589
Fannie Mae Pool #BW1296 5.00% 11/1/2052 (a)	29,008	28,958
Fannie Mae Pool #MA4911 3.00% 12/1/2052 (a)	9,108	8,069
Fannie Mae Pool #BW5057 5.00% 12/1/2052 (a)	18,194	18,231
Fannie Mae Pool #BX5673 5.00% 12/1/2052 (a)	55	55
Fannie Mae Pool #MA4842 5.50% 12/1/2052 (a)	28,105	28,659
Fannie Mae Pool #BX2476 5.50% 12/1/2052 (a)	5,653	5,753
Fannie Mae Pool #CB5778 6.00% 12/1/2052 (a)	288	297
Fannie Mae Pool #MA4932 3.00% 1/1/2053 (a)	1,665	1,475
Fannie Mae Pool #BW5074 3.00% 1/1/2053 (a)	25	22
Fannie Mae Pool #MA4866 4.00% 1/1/2053 (a)	49,701	47,445
Fannie Mae Pool #FS4947 4.00% 1/1/2053 (a)	155	148
Fannie Mae Pool #FS5520 4.50% 1/1/2053 (a)	15,279	14,984
Fannie Mae Pool #MA4867 4.50% 1/1/2053 (a)	6,571	6,443
Fannie Mae Pool #FS6769 5.00% 1/1/2053 (a)	39,060	39,215
Fannie Mae Pool #FS3981 5.50% 1/1/2053 (a)	29,653	30,253
Fannie Mae Pool #BX6633 5.50% 1/1/2053 (a)	269	274
Fannie Mae Pool #MA4894 6.00% 1/1/2053 (a)	19,907	20,485
Fannie Mae Pool #BX5931 6.00% 1/1/2053 (a)	1,286	1,326
Fannie Mae Pool #BX5040 6.00% 1/1/2053 (a)	557	575
Fannie Mae Pool #BX4070 6.00% 1/1/2053 (a)	392	407
Fannie Mae Pool #BX5666 6.00% 1/1/2053 (a)	245	252
Fannie Mae Pool #FS3411 6.00% 1/1/2053 (a)	40	41
Fannie Mae Pool #CB5525 6.00% 1/1/2053 (a)	10	11
Fannie Mae Pool #CB5545 6.50% 1/1/2053 (a)	1,746	1,835
Fannie Mae Pool #FS4435 2.50% 2/1/2053 (a)	7,025	5,975
Fannie Mae Pool #BW4964 2.50% 2/1/2053 (a)	861	730
Fannie Mae Pool #MA4967 3.00% 2/1/2053 (a)	87	78
Fannie Mae Pool #MA4916 4.00% 2/1/2053 (a)	138	132
Fannie Mae Pool #MA4919 5.50% 2/1/2053 (a)	38,513	39,106
Fannie Mae Pool #BX6216 5.50% 2/1/2053 (a)	502	511
Fannie Mae Pool #MA4920 6.00% 2/1/2053 (a)	7,810	8,040
Fannie Mae Pool #BW4993 2.50% 3/1/2053 (a)	29	25
Fannie Mae Pool #MA4999 3.00% 3/1/2053 (a)	1,105	979
Fannie Mae Pool #FS4238 5.00% 3/1/2053 (a)	226	226
Fannie Mae Pool #CB5986 5.00% 3/1/2053 (a)	24	24
Fannie Mae Pool #FS4191 5.50% 3/1/2053 (a)	4,892	5,001
Fannie Mae Pool #BX8515 5.50% 3/1/2053 (a)	4,148	4,225
Fannie Mae Pool #BX7779 5.50% 3/1/2053 (a)	2,896	2,954
Fannie Mae Pool #BX8514 5.50% 3/1/2053 (a)	1,640	1,674
Fannie Mae Pool #BX9431 5.50% 3/1/2053 (a)	1,407	1,436
Fannie Mae Pool #FS4774 5.50% 3/1/2053 (a)	711	724
Fannie Mae Pool #BX8389 5.50% 3/1/2053 (a)	351	357
Fannie Mae Pool #FS4152 5.50% 3/1/2053 (a)	321	327
Fannie Mae Pool #BX8835 5.50% 3/1/2053 (a)	277	282
Fannie Mae Pool #MA4942 6.00% 3/1/2053 (a)	7,671	7,910
Fannie Mae Pool #CB5912 6.00% 3/1/2053 (a)	6,785	7,033
Fannie Mae Pool #MA5036 3.00% 4/1/2053 (a)	129	115
Fannie Mae Pool #MA4993 4.00% 4/1/2053 (a)	4,969	4,721
Fannie Mae Pool #CB6012 4.00% 4/1/2053 (a)	544	518
Fannie Mae Pool #MA4977 4.50% 4/1/2053 (a)	860	841
Fannie Mae Pool #MA4978 5.00% 4/1/2053 (a)	25,390	25,435
Fannie Mae Pool #BX8625 5.00% 4/1/2053 (a)	5,709	5,707
Fannie Mae Pool #BX9135 5.00% 4/1/2053 (a)	1,366	1,365
Fannie Mae Pool #BX8673 5.00% 4/1/2053 (a)	214	214
Fannie Mae Pool #BX9041 5.00% 4/1/2053 (a)	45	45
Fannie Mae Pool #MA4979 5.50% 4/1/2053 (a)	64,708	65,884
Fannie Mae Pool #BY0003 5.50% 4/1/2053 (a)	5,975	6,098
Fannie Mae Pool #BY0007 5.50% 4/1/2053 (a)	2,490	2,537
Fannie Mae Pool #BX8556 5.50% 4/1/2053 (a)	1,715	1,745
Fannie Mae Pool #BX9116 5.50% 4/1/2053 (a)	785	798
Fannie Mae Pool #BW5286 5.50% 4/1/2053 (a)	47	48
Fannie Mae Pool #MA4980 6.00% 4/1/2053 (a)	47,364	48,883

The Bond Fund of America	12

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #BW5278 6.00% 4/1/2053 (a)	USD1,414	$1,454
Fannie Mae Pool #CB6106 6.50% 4/1/2053 (a)	4,165	4,393
Fannie Mae Pool #FS4919 2.50% 5/1/2053 (a)	6,019	5,114
Fannie Mae Pool #MA5027 4.00% 5/1/2053 (a)	8,267	7,882
Fannie Mae Pool #MA5009 5.00% 5/1/2053 (a)	49,014	49,162
Fannie Mae Pool #FS4563 5.00% 5/1/2053 (a)	10,307	10,355
Fannie Mae Pool #BY2251 5.00% 5/1/2053 (a)	534	534
Fannie Mae Pool #MA5010 5.50% 5/1/2053 (a)	81,060	82,532
Fannie Mae Pool #FS4840 5.50% 5/1/2053 (a)	10,403	10,559
Fannie Mae Pool #BY1223 5.50% 5/1/2053 (a)	5,437	5,523
Fannie Mae Pool #BY0204 5.50% 5/1/2053 (a)	2,877	2,947
Fannie Mae Pool #BY0091 5.50% 5/1/2053 (a)	1,136	1,156
Fannie Mae Pool #BY3208 5.50% 5/1/2053 (a)	177	180
Fannie Mae Pool #MA5011 6.00% 5/1/2053 (a)	254,869	263,117
Fannie Mae Pool #FS4736 6.50% 5/1/2053 (a)	8,638	9,011
Fannie Mae Pool #BW9778 4.00% 6/1/2053 (a)	291	278
Fannie Mae Pool #CB6471 4.50% 6/1/2053 (a)	11,734	11,494
Fannie Mae Pool #MA5037 4.50% 6/1/2053 (a)	4,586	4,494
Fannie Mae Pool #MA5038 5.00% 6/1/2053 (a)	87,224	87,455
Fannie Mae Pool #BY4405 5.00% 6/1/2053 (a)	7,692	7,704
Fannie Mae Pool #BY4222 5.00% 6/1/2053 (a)	1,458	1,459
Fannie Mae Pool #BY5875 5.00% 6/1/2053 (a)	1,377	1,379
Fannie Mae Pool #BX7642 5.00% 6/1/2053 (a)	572	573
Fannie Mae Pool #BY3600 5.00% 6/1/2053 (a)	547	549
Fannie Mae Pool #BY4170 5.00% 6/1/2053 (a)	492	493
Fannie Mae Pool #MA5039 5.50% 6/1/2053 (a)	80,649	82,096
Fannie Mae Pool #FS5192 5.50% 6/1/2053 (a)	37,251	37,825
Fannie Mae Pool #BY3337 5.50% 6/1/2053 (a)	5,536	5,653
Fannie Mae Pool #BY4223 5.50% 6/1/2053 (a)	167	170
Fannie Mae Pool #MA5040 6.00% 6/1/2053 (a)	47,812	49,295
Fannie Mae Pool #CB6485 6.00% 6/1/2053 (a)	24,539	25,259
Fannie Mae Pool #CB6486 6.00% 6/1/2053 (a)	15,490	15,967
Fannie Mae Pool #CB6465 6.00% 6/1/2053 (a)	11,342	11,756
Fannie Mae Pool #BO9414 6.00% 6/1/2053 (a)	3,961	4,078
Fannie Mae Pool #BY4290 6.00% 6/1/2053 (a)	969	997
Fannie Mae Pool #CB6491 6.50% 6/1/2053 (a)	19,098	20,020
Fannie Mae Pool #CB6490 6.50% 6/1/2053 (a)	6,961	7,255
Fannie Mae Pool #CB6468 6.50% 6/1/2053 (a)	5,397	5,654
Fannie Mae Pool #FS7823 2.00% 7/1/2053 (a)	11,739	9,517
Fannie Mae Pool #FS6632 2.50% 7/1/2053 (a)	51	44
Fannie Mae Pool #MA5119 2.50% 7/1/2053 (a)	21	18
Fannie Mae Pool #MA5094 3.00% 7/1/2053 (a)	318	281
Fannie Mae Pool #MA5070 4.50% 7/1/2053 (a)	94,165	92,246
Fannie Mae Pool #CB6719 4.50% 7/1/2053 (a)	6,747	6,603
Fannie Mae Pool #BY6759 5.00% 7/1/2053 (a)	4,385	4,387
Fannie Mae Pool #BU4046 5.00% 7/1/2053 (a)	1,856	1,860
Fannie Mae Pool #MA5071 5.00% 7/1/2053 (a)	1,667	1,669
Fannie Mae Pool #BY2604 5.00% 7/1/2053 (a)	692	693
Fannie Mae Pool #BU4112 5.00% 7/1/2053 (a)	26	26
Fannie Mae Pool #MA5072 5.50% 7/1/2053 (a)	116,545	118,608
Fannie Mae Pool #MA5073 6.00% 7/1/2053 (a)	4,160	4,282
Fannie Mae Pool #FS5343 6.00% 7/1/2053 (a)	3,378	3,482
Fannie Mae Pool #CB6768 6.50% 7/1/2053 (a)	50,381	52,784
Fannie Mae Pool #BX4574 3.00% 8/1/2053 (a)	658	583
Fannie Mae Pool #CB6853 4.50% 8/1/2053 (a)	10,456	10,233
Fannie Mae Pool #MA5105 4.50% 8/1/2053 (a)	6,403	6,269
Fannie Mae Pool #BY6723 5.00% 8/1/2053 (a)	1,546	1,548
Fannie Mae Pool #MA5107 5.50% 8/1/2053 (a)	115,218	117,232
Fannie Mae Pool #FS7064 3.00% 9/1/2053 (a)	823	729
Fannie Mae Pool #MA5135 4.00% 9/1/2053 (a)	172	164
Fannie Mae Pool #MA5136 4.50% 9/1/2053 (a)	9,086	8,891
Fannie Mae Pool #CB7104 5.50% 9/1/2053 (a)	31,755	32,391
Fannie Mae Pool #CB7118 6.00% 9/1/2053 (a)	47,207	49,057
Fannie Mae Pool #CB7122 6.00% 9/1/2053 (a)	11,798	12,147
Fannie Mae Pool #MA5139 6.00% 9/1/2053 (a)	8,859	9,119
Fannie Mae Pool #FS5749 6.50% 9/1/2053 (a)	26,040	27,069

13	The Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #CB7139 6.50% 9/1/2053 (a)	USD6,873	$7,195
Fannie Mae Pool #MA5177 4.00% 10/1/2053 (a)	15,523	14,776
Fannie Mae Pool #MA5163 4.50% 10/1/2053 (a)	813	796
Fannie Mae Pool #MA5165 5.50% 10/1/2053 (a)	1,487	1,513
Fannie Mae Pool #CB7339 6.00% 10/1/2053 (a)	76,833	79,051
Fannie Mae Pool #MA5166 6.00% 10/1/2053 (a)	35,489	36,537
Fannie Mae Pool #CB7344 6.00% 10/1/2053 (a)	30,980	31,931
Fannie Mae Pool #DA1557 6.00% 10/1/2053 (a)	66	68
Fannie Mae Pool #CB7242 6.50% 10/1/2053 (a)	5,032	5,244
Fannie Mae Pool #FS7252 5.00% 11/1/2053 (a)	28,836	28,872
Fannie Mae Pool #MA5190 5.50% 11/1/2053 (a)	54,065	54,998
Fannie Mae Pool #FS6838 5.50% 11/1/2053 (a)	26,749	27,203
Fannie Mae Pool #MA5191 6.00% 11/1/2053 (a)	16,439	16,920
Fannie Mae Pool #CB7438 6.00% 11/1/2053 (a)	12,396	12,766
Fannie Mae Pool #CB7480 6.00% 11/1/2053 (a)	8,743	9,002
Fannie Mae Pool #DA5054 6.00% 11/1/2053 (a)	775	799
Fannie Mae Pool #DA2723 6.00% 11/1/2053 (a)	25	26
Fannie Mae Pool #CB7510 6.50% 11/1/2053 (a)	8,622	9,029
Fannie Mae Pool #CB7426 6.50% 11/1/2053 (a)	6,054	6,321
Fannie Mae Pool #MA5192 6.50% 11/1/2053 (a)	221	230
Fannie Mae Pool #FS7979 2.00% 12/1/2053 (a)	1,541	1,248
Fannie Mae Pool #MA5215 5.50% 12/1/2053 (a)	7,237	7,358
Fannie Mae Pool #FS6668 5.50% 12/1/2053 (a)	611	621
Fannie Mae Pool #MA5216 6.00% 12/1/2053 (a)	26,852	27,643
Fannie Mae Pool #FS6610 6.50% 12/1/2053 (a)	31,578	32,874
Fannie Mae Pool #CB7626 6.50% 12/1/2053 (a)	5,051	5,316
Fannie Mae Pool #CB8089 7.00% 12/1/2053 (a)	2,393	2,518
Fannie Mae Pool #DB0012 2.50% 1/1/2054 (a)	46	39
Fannie Mae Pool #CB7862 6.00% 1/1/2054 (a)	38,448	39,641
Fannie Mae Pool #MA5247 6.00% 1/1/2054 (a)	23,181	23,847
Fannie Mae Pool #DA9344 6.00% 1/1/2054 (a)	7,072	7,288
Fannie Mae Pool #FS6873 6.50% 1/1/2054 (a)	47,034	48,962
Fannie Mae Pool #FS6767 6.50% 1/1/2054 (a)	30,315	31,787
Fannie Mae Pool #FS6763 6.50% 1/1/2054 (a)	913	959
Fannie Mae Pool #DD3107 7.00% 1/1/2054 (a)	542	570
Fannie Mae Pool #FS7990 4.00% 2/1/2054 (a)	1,123	1,071
Fannie Mae Pool #FS9507 4.50% 2/1/2054 (a)	23,139	22,607
Fannie Mae Pool #MA5270 5.00% 2/1/2054 (a)	3,394	3,391
Fannie Mae Pool #MA5271 5.50% 2/1/2054 (a)	7,470	7,588
Fannie Mae Pool #FS6809 5.50% 2/1/2054 (a)	1,987	2,018
Fannie Mae Pool #CB7932 6.00% 2/1/2054 (a)	25,767	26,539
Fannie Mae Pool #CB8003 6.00% 2/1/2054 (a)	14,633	15,065
Fannie Mae Pool #FS7221 6.00% 2/1/2054 (a)	11,627	12,051
Fannie Mae Pool #FS7031 6.00% 2/1/2054 (a)	9,477	9,823
Fannie Mae Pool #FS7503 6.00% 2/1/2054 (a)	6,608	6,796
Fannie Mae Pool #CB7933 6.50% 2/1/2054 (a)	32,443	33,727
Fannie Mae Pool #DA7883 6.50% 2/1/2054 (a)	1,603	1,668
Fannie Mae Pool #FS7162 6.50% 2/1/2054 (a)	864	907
Fannie Mae Pool #MA5320 4.00% 3/1/2054 (a)	4,598	4,369
Fannie Mae Pool #FS9508 4.50% 3/1/2054 (a)	12,777	12,513
Fannie Mae Pool #CB8143 5.50% 3/1/2054 (a)	28,114	28,734
Fannie Mae Pool #CB8148 5.50% 3/1/2054 (a)	23,439	23,893
Fannie Mae Pool #MA5296 5.50% 3/1/2054 (a)	20,496	20,811
Fannie Mae Pool #CB8151 5.50% 3/1/2054 (a)	11,578	11,778
Fannie Mae Pool #CB8153 6.00% 3/1/2054 (a)	23,651	24,620
Fannie Mae Pool #CB8163 6.00% 3/1/2054 (a)	19,800	20,450
Fannie Mae Pool #DA9098 6.00% 3/1/2054 (a)	6,429	6,617
Fannie Mae Pool #CB8168 6.00% 3/1/2054 (a)	4,188	4,316
Fannie Mae Pool #MA5295 6.00% 3/1/2054 (a)	760	781
Fannie Mae Pool #DA9742 6.00% 3/1/2054 (a)	224	230
Fannie Mae Pool #FS7653 6.50% 3/1/2054 (a)	5,930	6,228
Fannie Mae Pool #DB1300 5.50% 4/1/2054 (a)	22,068	22,588
Fannie Mae Pool #CB8337 5.50% 4/1/2054 (a)	11,162	11,355
Fannie Mae Pool #BU4479 5.50% 4/1/2054 (a)	2,543	2,587
Fannie Mae Pool #DA8433 5.50% 4/1/2054 (a)	2,093	2,142
Fannie Mae Pool #CB8328 5.50% 4/1/2054 (a)	634	648

The Bond Fund of America	14

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #CB8385 6.00% 4/1/2054 (a)	USD87,014	$89,747
Fannie Mae Pool #DB1299 6.00% 4/1/2054 (a)	15,425	16,036
Fannie Mae Pool #CB8387 6.50% 4/1/2054 (a)	2,210	2,315
Fannie Mae Pool #DB3283 2.50% 5/1/2054 (a)	67	57
Fannie Mae Pool #CB8536 5.50% 5/1/2054 (a)	51,647	52,869
Fannie Mae Pool #DB5160 5.50% 5/1/2054 (a)	4,606	4,684
Fannie Mae Pool #DB2495 6.00% 5/1/2054 (a)	1,377	1,416
Fannie Mae Pool #MA5354 6.00% 5/1/2054 (a)	53	54
Fannie Mae Pool #CB8507 6.50% 5/1/2054 (a)	20,325	21,361
Fannie Mae Pool #MA5388 5.50% 6/1/2054 (a)	39,367	39,968
Fannie Mae Pool #FS8131 5.50% 6/1/2054 (a)	16,100	16,456
Fannie Mae Pool #FS8153 6.00% 6/1/2054 (a)	20,349	21,131
Fannie Mae Pool #CB8755 6.00% 6/1/2054 (a)	11,432	11,789
Fannie Mae Pool #DB6878 6.00% 6/1/2054 (a)	7,627	7,842
Fannie Mae Pool #FS8223 6.00% 6/1/2054 (a)	763	786
Fannie Mae Pool #FS8219 6.00% 6/1/2054 (a)	666	691
Fannie Mae Pool #FP0128 6.50% 6/1/2054 (a)	15,171	15,769
Fannie Mae Pool #CB8725 6.50% 6/1/2054 (a)	14,234	14,847
Fannie Mae Pool #FS8229 6.50% 6/1/2054 (a)	7,899	8,306
Fannie Mae Pool #DB5480 6.50% 6/1/2054 (a)	2,180	2,269
Fannie Mae Pool #FS8138 6.50% 6/1/2054 (a)	74	78
Fannie Mae Pool #CB8842 5.50% 7/1/2054 (a)	42,280	43,131
Fannie Mae Pool #BU4699 5.50% 7/1/2054 (a)	31,885	32,525
Fannie Mae Pool #DB5213 5.50% 7/1/2054 (a)	13,363	13,569
Fannie Mae Pool #FS8467 5.50% 7/1/2054 (a)	10,582	10,813
Fannie Mae Pool #CB8858 6.00% 7/1/2054 (a)	37,992	39,267
Fannie Mae Pool #BU4700 6.00% 7/1/2054 (a)	21,684	22,362
Fannie Mae Pool #MA5421 6.00% 7/1/2054 (a)	20,286	20,842
Fannie Mae Pool #FS8318 6.00% 7/1/2054 (a)	15,402	16,033
Fannie Mae Pool #BU4707 6.00% 7/1/2054 (a)	6,130	6,298
Fannie Mae Pool #DB6901 6.00% 7/1/2054 (a)	4,716	4,847
Fannie Mae Pool #FS8591 6.00% 7/1/2054 (a)	3,783	3,929
Fannie Mae Pool #DB5214 6.00% 7/1/2054 (a)	3,653	3,753
Fannie Mae Pool #BU4791 6.00% 7/1/2054 (a)	2,250	2,311
Fannie Mae Pool #BU4711 6.00% 7/1/2054 (a)	898	923
Fannie Mae Pool #DB7039 6.00% 7/1/2054 (a)	564	582
Fannie Mae Pool #DB6905 6.00% 7/1/2054 (a)	503	517
Fannie Mae Pool #DB4425 6.00% 7/1/2054 (a)	142	146
Fannie Mae Pool #DB2535 6.00% 7/1/2054 (a)	57	59
Fannie Mae Pool #DB8073 6.00% 7/1/2054 (a)	18	19
Fannie Mae Pool #FS8790 6.50% 7/1/2054 (a)	25,856	26,939
Fannie Mae Pool #CB8872 6.50% 7/1/2054 (a)	21,667	22,680
Fannie Mae Pool #FS8317 6.50% 7/1/2054 (a)	10,429	10,954
Fannie Mae Pool #CB8876 6.50% 7/1/2054 (a)	10,090	10,531
Fannie Mae Pool #FS8619 6.50% 7/1/2054 (a)	5,207	5,469
Fannie Mae Pool #FS8607 6.50% 7/1/2054 (a)	4,102	4,295
Fannie Mae Pool #DB8661 6.50% 7/1/2054 (a)	1,944	2,022
Fannie Mae Pool #CB8977 5.00% 8/1/2054 (a)	12,450	12,491
Fannie Mae Pool #DB7783 5.50% 8/1/2054 (a)	8,447	8,588
Fannie Mae Pool #MA5445 6.00% 8/1/2054 (a)	11,340	11,651
Fannie Mae Pool #FS8792 6.00% 8/1/2054 (a)	6,306	6,499
Fannie Mae Pool #DC0901 6.00% 8/1/2054 (a)	6,279	6,466
Fannie Mae Pool #FS8795 6.00% 8/1/2054 (a)	4,626	4,753
Fannie Mae Pool #DB2588 6.00% 8/1/2054 (a)	4,196	4,311
Fannie Mae Pool #FS8757 6.00% 8/1/2054 (a)	3,712	3,855
Fannie Mae Pool #DB7792 6.00% 8/1/2054 (a)	3,620	3,722
Fannie Mae Pool #DB4465 6.00% 8/1/2054 (a)	2,892	2,973
Fannie Mae Pool #FS8758 6.00% 8/1/2054 (a)	1,948	2,007
Fannie Mae Pool #BU4916 6.00% 8/1/2054 (a)	1,734	1,787
Fannie Mae Pool #FS8756 6.00% 8/1/2054 (a)	1,495	1,546
Fannie Mae Pool #BU4968 6.00% 8/1/2054 (a)	949	975
Fannie Mae Pool #DB7687 6.00% 8/1/2054 (a)	276	286
Fannie Mae Pool #DB7690 6.00% 8/1/2054 (a)	234	243
Fannie Mae Pool #DC0296 6.00% 8/1/2054 (a)	214	223
Fannie Mae Pool #DB2541 6.00% 8/1/2054 (a)	28	28
Fannie Mae Pool #FS8783 6.50% 8/1/2054 (a)	15,680	16,419

15	The Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #CB9071 6.50% 8/1/2054 (a)	USD13,396	$14,010
Fannie Mae Pool #MA5446 6.50% 8/1/2054 (a)	3,368	3,501
Fannie Mae Pool #FS8762 6.50% 8/1/2054 (a)	1,930	2,018
Fannie Mae Pool #MA5520 3.50% 9/1/2054 (a)	2,000	1,854
Fannie Mae Pool #MA5470 5.50% 9/1/2054 (a)	27,719	28,136
Fannie Mae Pool #CB9210 5.50% 9/1/2054 (a)	22,404	22,753
Fannie Mae Pool #FS9025 5.50% 9/1/2054 (a)	21,416	21,870
Fannie Mae Pool #CB9146 5.50% 9/1/2054 (a)	19,284	19,658
Fannie Mae Pool #BU4946 5.50% 9/1/2054 (a)	5,157	5,234
Fannie Mae Pool #FS9001 5.50% 9/1/2054 (a)	8	8
Fannie Mae Pool #FS9004 6.00% 9/1/2054 (a)	10,542	10,885
Fannie Mae Pool #DC3262 6.00% 9/1/2054 (a)	4,025	4,135
Fannie Mae Pool #FS8866 6.00% 9/1/2054 (a)	3,802	3,932
Fannie Mae Pool #DC3465 6.00% 9/1/2054 (a)	3,596	3,694
Fannie Mae Pool #DC2000 6.00% 9/1/2054 (a)	2,000	2,054
Fannie Mae Pool #DC3459 6.00% 9/1/2054 (a)	1,992	2,046
Fannie Mae Pool #DC0503 6.00% 9/1/2054 (a)	1,880	1,932
Fannie Mae Pool #DC1873 6.00% 9/1/2054 (a)	1,235	1,273
Fannie Mae Pool #DC1547 6.00% 9/1/2054 (a)	443	455
Fannie Mae Pool #MA5471 6.00% 9/1/2054 (a)	384	394
Fannie Mae Pool #MA5472 6.50% 9/1/2054 (a)	10,270	10,675
Fannie Mae Pool #DC3061 6.50% 9/1/2054 (a)	1,126	1,181
Fannie Mae Pool #DC1576 6.50% 9/1/2054 (a)	1,014	1,055
Fannie Mae Pool #BU5060 4.00% 10/1/2054 (a)	220	208
Fannie Mae Pool #DC4862 4.00% 10/1/2054 (a)	205	194
Fannie Mae Pool #DC5604 5.50% 10/1/2054 (a)	1,139	1,156
Fannie Mae Pool #BU5166 6.00% 10/1/2054 (a)	12,280	12,660
Fannie Mae Pool #MA5498 6.00% 10/1/2054 (a)	6,643	6,825
Fannie Mae Pool #DC3877 6.00% 10/1/2054 (a)	1,359	1,397
Fannie Mae Pool #FS9374 6.50% 10/1/2054 (a)	24,984	26,092
Fannie Mae Pool #BU5049 6.50% 10/1/2054 (a)	2,728	2,864
Fannie Mae Pool #DC3044 6.50% 10/1/2054 (a)	1,685	1,752
Fannie Mae Pool #DC2101 4.00% 11/1/2054 (a)	262	249
Fannie Mae Pool #CB9456 4.50% 11/1/2054 (a)	927	907
Fannie Mae Pool #MA5530 5.00% 11/1/2054 (a)	79,832	79,706
Fannie Mae Pool #MA5531 5.50% 11/1/2054 (a)	38,197	38,765
Fannie Mae Pool #BU5165 5.50% 11/1/2054 (a)	17,898	18,231
Fannie Mae Pool #CB9432 6.00% 11/1/2054 (a)	31,029	32,034
Fannie Mae Pool #MA5532 6.00% 11/1/2054 (a)	2,925	3,005
Fannie Mae Pool #DC3867 6.00% 11/1/2054 (a)	2,768	2,845
Fannie Mae Pool #DC6459 6.00% 11/1/2054 (a)	787	808
Fannie Mae Pool #DC6437 6.00% 11/1/2054 (a)	59	60
Fannie Mae Pool #CB9523 6.50% 11/1/2054 (a)	49,103	51,415
Fannie Mae Pool #DC5689 6.50% 11/1/2054 (a)	2,197	2,291
Fannie Mae Pool #CB9585 7.00% 11/1/2054 (a)	417	439
Fannie Mae Pool #MA5550 4.00% 12/1/2054 (a)	24,442	23,205
Fannie Mae Pool #DC9872 4.00% 12/1/2054 (a)	127	120
Fannie Mae Pool #CB9770 4.50% 12/1/2054 (a)	1,416	1,384
Fannie Mae Pool #CB9768 4.50% 12/1/2054 (a)	512	501
Fannie Mae Pool #DC9197 4.50% 12/1/2054 (a)	356	349
Fannie Mae Pool #MA5552 5.00% 12/1/2054 (a)	81,080	80,923
Fannie Mae Pool #BU5361 5.00% 12/1/2054 (a)	14,287	14,335
Fannie Mae Pool #BU5360 5.50% 12/1/2054 (a)	26,714	27,206
Fannie Mae Pool #CB9616 5.50% 12/1/2054 (a)	13,977	14,235
Fannie Mae Pool #BU5234 5.50% 12/1/2054 (a)	11,140	11,346
Fannie Mae Pool #BU5380 5.50% 12/1/2054 (a)	9,579	9,770
Fannie Mae Pool #DC8823 5.50% 12/1/2054 (a)	25	26
Fannie Mae Pool #FA0287 6.00% 12/1/2054 (a)	31,905	32,801
Fannie Mae Pool #CB9675 6.00% 12/1/2054 (a)	29,922	31,032
Fannie Mae Pool #DC7035 6.00% 12/1/2054 (a)	3,661	3,761
Fannie Mae Pool #DC7823 6.00% 12/1/2054 (a)	2,456	2,523
Fannie Mae Pool #BU5358 6.00% 12/1/2054 (a)	2,327	2,400
Fannie Mae Pool #DC9238 6.00% 12/1/2054 (a)	1,191	1,223
Fannie Mae Pool #DC8824 6.00% 12/1/2054 (a)	1,146	1,178
Fannie Mae Pool #DC8833 6.00% 12/1/2054 (a)	1,000	1,027
Fannie Mae Pool #DC8826 6.00% 12/1/2054 (a)	1,000	1,027

The Bond Fund of America	16

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #FP0129 6.50% 12/1/2054 (a)	USD31,901	$33,160
Fannie Mae Pool #FP0130 6.50% 12/1/2054 (a)	6,209	6,454
Fannie Mae Pool #DC8825 6.50% 12/1/2054 (a)	494	519
Fannie Mae Pool #MA5583 4.00% 1/1/2055 (a)	28,533	27,089
Fannie Mae Pool #MB0294 4.00% 1/1/2055 (a)	151	143
Fannie Mae Pool #CB9736 4.50% 1/1/2055 (a)	42,634	41,655
Fannie Mae Pool #CB9737 5.00% 1/1/2055 (a)	25,626	25,711
Fannie Mae Pool #MA5586 5.50% 1/1/2055 (a)	14,957	15,177
Fannie Mae Pool #CB9800 5.50% 1/1/2055 (a)	7,988	8,149
Fannie Mae Pool #DC9986 5.50% 1/1/2055 (a)	474	481
Fannie Mae Pool #MA5587 6.00% 1/1/2055 (a)	19,530	20,064
Fannie Mae Pool #CB9821 6.00% 1/1/2055 (a)	11,518	11,899
Fannie Mae Pool #DD0835 6.00% 1/1/2055 (a)	3,517	3,613
Fannie Mae Pool #DD0827 6.00% 1/1/2055 (a)	2,000	2,056
Fannie Mae Pool #DC8675 6.00% 1/1/2055 (a)	1,334	1,371
Fannie Mae Pool #DC9987 6.00% 1/1/2055 (a)	563	579
Fannie Mae Pool #DD2869 6.00% 1/1/2055 (a)	227	233
Fannie Mae Pool #DC9957 6.00% 1/1/2055 (a)	124	127
Fannie Mae Pool #CB9836 6.50% 1/1/2055 (a)	9,758	10,227
Fannie Mae Pool #CB9840 6.50% 1/1/2055 (a)	5,914	6,162
Fannie Mae Pool #CB9856 7.00% 1/1/2055 (a)	46	48
Fannie Mae Pool #MA5611 4.00% 2/1/2055 (a)	3,679	3,493
Fannie Mae Pool #MA5612 4.50% 2/1/2055 (a)	7,784	7,605
Fannie Mae Pool #FA0608 5.50% 2/1/2055 (a)	68,080	69,085
Fannie Mae Pool #MA5615 6.00% 2/1/2055 (a)	30,362	31,192
Fannie Mae Pool #DD4308 6.00% 2/1/2055 (a)	502	516
Fannie Mae Pool #DD0756 6.00% 2/1/2055 (a)	114	117
Fannie Mae Pool #DD2501 6.00% 2/1/2055 (a)	78	80
Fannie Mae Pool #FP0138 6.50% 2/1/2055 (a)	31,226	32,458
Fannie Mae Pool #DD3319 6.50% 2/1/2055 (a)	2,443	2,565
Fannie Mae Pool #DD1805 6.50% 2/1/2055 (a)	1,549	1,614
Fannie Mae Pool #DD4797 6.50% 2/1/2055 (a)	924	977
Fannie Mae Pool #BV1604 6.50% 2/1/2055 (a)	580	603
Fannie Mae Pool #MA5643 4.00% 3/1/2055 (a)	17,756	16,857
Fannie Mae Pool #MB0304 4.00% 3/1/2055 (a)	1,000	949
Fannie Mae Pool #MA5644 4.50% 3/1/2055 (a)	28,324	27,674
Fannie Mae Pool #MA5646 5.50% 3/1/2055 (a)	3,922	3,980
Fannie Mae Pool #MA5647 6.00% 3/1/2055 (a)	21,634	22,228
Fannie Mae Pool #DD6722 6.00% 3/1/2055 (a)	1,113	1,145
Fannie Mae Pool #DD4251 6.00% 3/1/2055 (a)	1,102	1,133
Fannie Mae Pool #DD4340 6.00% 3/1/2055 (a)	688	708
Fannie Mae Pool #DD5558 6.00% 3/1/2055 (a)	39	40
Fannie Mae Pool #190445 6.50% 3/1/2055 (a)	109,563	113,887
Fannie Mae Pool #FA2843 6.50% 3/1/2055 (a)	25,772	26,805
Fannie Mae Pool #DD5571 6.50% 3/1/2055 (a)	3,736	3,892
Fannie Mae Pool #MA5649 7.00% 3/1/2055 (a)	63,983	67,313
Fannie Mae Pool #MA5693 3.50% 4/1/2055 (a)	3,000	2,782
Fannie Mae Pool #MA5670 4.00% 4/1/2055 (a)	44,443	42,194
Fannie Mae Pool #DD6972 4.00% 4/1/2055 (a)	371	352
Fannie Mae Pool #DD9323 4.00% 4/1/2055 (a)	60	57
Fannie Mae Pool #BV1591 4.00% 4/1/2055 (a)	50	47
Fannie Mae Pool #MA5671 4.50% 4/1/2055 (a)	30,014	29,324
Fannie Mae Pool #MA5674 6.00% 4/1/2055 (a)	50,849	52,249
Fannie Mae Pool #DD4459 6.00% 4/1/2055 (a)	10,480	10,770
Fannie Mae Pool #FA1162 6.00% 4/1/2055 (a)	7,373	7,576
Fannie Mae Pool #DD8109 6.00% 4/1/2055 (a)	2,757	2,833
Fannie Mae Pool #DD7343 6.00% 4/1/2055 (a)	2,000	2,057
Fannie Mae Pool #DD7200 6.00% 4/1/2055 (a)	1,969	2,024
Fannie Mae Pool #DD5311 6.00% 4/1/2055 (a)	1,418	1,458
Fannie Mae Pool #DD9296 6.00% 4/1/2055 (a)	85	87
Fannie Mae Pool #DC4756 6.00% 4/1/2055 (a)	69	71
Fannie Mae Pool #DD4960 6.50% 4/1/2055 (a)	5,270	5,478
Fannie Mae Pool #DD8791 6.50% 4/1/2055 (a)	1,372	1,443
Fannie Mae Pool #DD9269 6.50% 4/1/2055 (a)	1,312	1,364
Fannie Mae Pool #CC0636 7.00% 4/1/2055 (a)	5,000	5,267
Fannie Mae Pool #MA5697 4.00% 5/1/2055 (a)	21,421	20,337

17	The Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #MA5699 5.00% 5/1/2055 (a)	USD6,669	$6,656
Fannie Mae Pool #MA5701 6.00% 5/1/2055 (a)	78,307	80,464
Fannie Mae Pool #DD8500 6.00% 5/1/2055 (a)	6,774	6,973
Fannie Mae Pool #DD8064 6.00% 5/1/2055 (a)	2,882	2,963
Fannie Mae Pool #DD9841 6.00% 5/1/2055 (a)	992	1,020
Fannie Mae Pool #DC4816 6.00% 5/1/2055 (a)	914	942
Fannie Mae Pool #DD6105 6.00% 5/1/2055 (a)	839	862
Fannie Mae Pool #DD9268 6.00% 5/1/2055 (a)	41	42
Fannie Mae Pool #DD8404 6.50% 5/1/2055 (a)	541	563
Fannie Mae Pool #DE0112 4.00% 6/1/2055 (a)	815	773
Fannie Mae Pool #MA5734 5.00% 6/1/2055 (a)	3,525	3,518
Fannie Mae Pool #MA5735 5.50% 6/1/2055 (a)	81,641	82,846
Fannie Mae Pool #DD7303 5.50% 6/1/2055 (a)	3,920	3,978
Fannie Mae Pool #BV1863 6.00% 6/1/2055 (a)	16,128	16,573
Fannie Mae Pool #DC3397 6.00% 6/1/2055 (a)	1,989	2,044
Fannie Mae Pool #DE2033 6.00% 6/1/2055 (a)	909	935
Fannie Mae Pool #DD9649 6.00% 6/1/2055 (a)	871	895
Fannie Mae Pool #DE0618 6.00% 6/1/2055 (a)	122	126
Fannie Mae Pool #DD7099 6.00% 6/1/2055 (a)	18	18
Fannie Mae Pool #MA5737 6.50% 6/1/2055 (a)	36,000	37,421
Fannie Mae Pool #MA5738 7.00% 6/1/2055 (a)	33,998	35,767
Fannie Mae Pool #MA5757 4.00% 7/1/2055 (a)	605	574
Fannie Mae Pool #DE4679 4.00% 7/1/2055 (a)	500	475
Fannie Mae Pool #DE3109 4.00% 7/1/2055 (a)	500	475
Fannie Mae Pool #MA5761 6.00% 7/1/2055 (a)	56,217	57,768
Fannie Mae Pool #DE2192 6.00% 7/1/2055 (a)	36,997	38,015
Fannie Mae Pool #DE5117 6.00% 7/1/2055 (a)	2,345	2,410
Fannie Mae Pool #DE4980 6.00% 7/1/2055 (a)	409	421
Fannie Mae Pool #DE1549 6.00% 7/1/2055 (a)	168	172
Fannie Mae Pool #FA2842 6.50% 7/1/2055 (a)	81,476	84,741
Fannie Mae Pool #MA5762 6.50% 7/1/2055 (a)	25,513	26,516
Fannie Mae Pool #MA5789 4.00% 8/1/2055 (a)	500	475
Fannie Mae Pool #MA5792 5.50% 8/1/2055 (a)	62,293	63,198
Fannie Mae Pool #CC0859 5.50% 8/1/2055 (a)	32,728	33,482
Fannie Mae Pool #MA5793 6.00% 8/1/2055 (a)	26,382	27,110
Fannie Mae Pool #CC0879 6.00% 8/1/2055 (a)	23,396	24,349
Fannie Mae Pool #CC0841 6.50% 8/1/2055 (a)	13,334	13,924
Fannie Mae Pool #FA2203 7.00% 8/1/2055 (a)	62,386	65,645
Fannie Mae Pool #MA5819 4.00% 9/1/2055 (a)	54	51
Fannie Mae Pool #MA5822 5.50% 9/1/2055 (a)	11,891	12,064
Fannie Mae Pool #MA5850 4.00% 10/1/2055 (a)	21,943	20,827
Fannie Mae Pool #DE3821 4.00% 10/1/2055 (a)	956	908
Fannie Mae Pool #MA5876 4.00% 11/1/2055 (a)	7,954	7,550
Fannie Mae Pool #DF2187 4.00% 11/1/2055 (a)	1,063	1,009
Fannie Mae Pool #MA5907 4.00% 12/1/2055 (a)	1,000	949
Fannie Mae Pool #DE6901 4.00% 12/1/2055 (a)	302	287
Fannie Mae Pool #DF5677 5.50% 12/1/2055 (a)	116	118
Fannie Mae Pool #MA5942 4.00% 1/1/2056 (a)	1,187	1,127
Fannie Mae Pool #BF0133 4.00% 8/1/2056 (a)	19,410	18,483
Fannie Mae Pool #BF0145 3.50% 3/1/2057 (a)	12,206	11,232
Fannie Mae Pool #BF0299 3.50% 8/1/2058 (a)	19,153	17,601
Fannie Mae Pool #BF0379 3.50% 4/1/2059 (a)	29,152	26,789
Fannie Mae Pool #BM6693 3.50% 8/1/2059 (a)	21,517	19,771
Fannie Mae Pool #BF0481 3.50% 6/1/2060 (a)	45,669	41,962
Fannie Mae Pool #BF0480 3.50% 6/1/2060 (a)	29,229	26,857
Fannie Mae Pool #BF0497 3.00% 7/1/2060 (a)	39,344	34,288
Fannie Mae Pool #BF0546 2.50% 7/1/2061 (a)	19,647	16,207
Fannie Mae Pool #BF0548 3.00% 7/1/2061 (a)	18,876	16,332
Fannie Mae Pool #BF0563 4.00% 9/1/2061 (a)	8,391	8,042
Fannie Mae Pool #BF0585 4.50% 12/1/2061 (a)	6,571	6,425
Fannie Mae Pool #BF0762 3.00% 9/1/2063 (a)	31,555	27,302
Fannie Mae Pool #BF0765 3.50% 9/1/2063 (a)	43,535	39,623
Fannie Mae Pool #BF0784 3.50% 12/1/2063 (a)	32,843	29,892
Fannie Mae Pool #BF0786 4.00% 12/1/2063 (a)	24,192	22,825
Fannie Mae, Series 1998-W5, Class B3, 6.50% 7/25/2028 (a)(d)	108	16
Fannie Mae, Series 2002-W7, Class A5, 7.50% 2/25/2029 (a)	35	38

The Bond Fund of America	18

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae, Series 2001-25, Class ZA, 6.50% 6/25/2031 (a)	USD170	$172
Fannie Mae, Series 2001-50, Class BA, 7.00% 10/25/2041 (a)	62	64
Fannie Mae, Series 2002-W3, Class A5, 7.50% 11/25/2041 (a)	378	397
Fannie Mae, Series 2001-T10, Class A1, 7.00% 12/25/2041 (a)	517	533
Fannie Mae, Series 2002-W1, Class 2A, 4.346% 2/25/2042 (a)(c)	457	460
Fannie Mae, Series 2017-M3, Class A2, Multi Family, 2.478% 12/25/2026 (a)(c)	6	6
Fannie Mae, Series 2019-M5, Class A2, Multi Family, 3.273% 2/25/2029 (a)	391	385
Fannie Mae, Series 2018-M12, Class A2, Multi Family, 3.625% 8/25/2030 (a)(c)	3,038	2,987
Fannie Mae, Series 2024-M1, Class A2, Multi Family, 4.50% 1/25/2034 (a)(c)	8,000	8,025
Fannie Mae, Series 2006-51, Class PO, principal only, 0% 3/25/2036 (a)	85	84
Fannie Mae, Series 2006-32, Class OA, principal only, 0% 5/25/2036 (a)	212	186
Fannie Mae, Series 2006-96, Class OP, principal only, 0% 10/25/2036 (a)	67	62
Farmer Mac Agricultural Real Estate Trust, Series 2025-1, Class A1, 5.22% 8/1/2055 (a)(c)(d)	2,858	2,901
FHLMC Multi Family Structured Pass Through Certs., Series K-174, Class A2, 4.53% 10/25/2035 (a)(c)	4,000	4,004
Freddie Mac Pool #ZS8948 6.50% 3/1/2026 (a)	— (b)	— (b)
Freddie Mac Pool #ZS8801 6.50% 3/1/2026 (a)	— (b)	— (b)
Freddie Mac Pool #ZA1940 6.50% 4/1/2026 (a)	— (b)	— (b)
Freddie Mac Pool #ZA1955 6.50% 9/1/2026 (a)	— (b)	— (b)
Freddie Mac Pool #ZA1959 6.50% 10/1/2026 (a)	— (b)	— (b)
Freddie Mac Pool #ZA0583 6.50% 3/1/2029 (a)	— (b)	— (b)
Freddie Mac Pool #D98356 4.50% 5/1/2030 (a)	27	27
Freddie Mac Pool #ZT0799 5.00% 9/1/2031 (a)	1	1
Freddie Mac Pool #A15120 5.50% 10/1/2033 (a)	2	2
Freddie Mac Pool #G30911 4.00% 3/1/2036 (a)	1,898	1,880
Freddie Mac Pool #K93532 4.00% 4/1/2036 (a)	598	589
Freddie Mac Pool #C91883 4.00% 6/1/2036 (a)	238	236
Freddie Mac Pool #A56076 5.50% 1/1/2037 (a)	5	6
Freddie Mac Pool #C91917 3.00% 2/1/2037 (a)	299	285
Freddie Mac Pool #G04804 4.50% 5/1/2037 (a)	775	783
Freddie Mac Pool #C91948 4.00% 7/1/2037 (a)	2,101	2,077
Freddie Mac Pool #ZS1566 6.50% 8/1/2037 (a)	1	1
Freddie Mac Pool #G03695 5.50% 11/1/2037 (a)	2	2
Freddie Mac Pool #G08248 5.50% 2/1/2038 (a)	22	23
Freddie Mac Pool #ZT1449 3.00% 6/1/2038 (a)	32,058	30,508
Freddie Mac Pool #G05196 5.50% 10/1/2038 (a)	1	1
Freddie Mac Pool #G05267 5.50% 12/1/2038 (a)	1	1
Freddie Mac Pool #A87873 5.00% 8/1/2039 (a)	1,506	1,544
Freddie Mac Pool #G06020 5.50% 12/1/2039 (a)	3	3
Freddie Mac Pool #G05860 5.50% 2/1/2040 (a)	8	8
Freddie Mac Pool #G05937 4.50% 8/1/2040 (a)	3,277	3,307
Freddie Mac Pool #RB5071 2.00% 9/1/2040 (a)	3,329	2,923
Freddie Mac Pool #A93948 4.50% 9/1/2040 (a)	5	5
Freddie Mac Pool #SC0113 2.00% 12/1/2040 (a)	4,980	4,305
Freddie Mac Pool #SC0149 2.00% 3/1/2041 (a)	14,552	12,604
Freddie Mac Pool #G06868 4.50% 4/1/2041 (a)	4	4
Freddie Mac Pool #RB0544 2.00% 6/1/2041 (a)	22,335	19,487
Freddie Mac Pool #SC0169 2.00% 6/1/2041 (a)	8,993	7,862
Freddie Mac Pool #G06648 5.00% 6/1/2041 (a)	455	468
Freddie Mac Pool #Q01658 5.00% 6/1/2041 (a)	133	137
Freddie Mac Pool #G06841 5.50% 6/1/2041 (a)	11	12
Freddie Mac Pool #RB5118 2.00% 7/1/2041 (a)	85,638	74,605
Freddie Mac Pool #SC0148 2.00% 7/1/2041 (a)	63,074	54,501
Freddie Mac Pool #Q01992 4.50% 7/1/2041 (a)	23	23
Freddie Mac Pool #RB5121 2.00% 8/1/2041 (a)	133,528	116,202
Freddie Mac Pool #Q02705 4.50% 8/1/2041 (a)	1,656	1,666
Freddie Mac Pool #G06956 4.50% 8/1/2041 (a)	373	375
Freddie Mac Pool #G06769 4.50% 8/1/2041 (a)	151	152
Freddie Mac Pool #SC0175 2.00% 9/1/2041 (a)	17,080	14,944
Freddie Mac Pool #QK1181 2.00% 11/1/2041 (a)	10,054	8,752
Freddie Mac Pool #RB5138 2.00% 12/1/2041 (a)	52,268	45,467
Freddie Mac Pool #RB5145 2.00% 2/1/2042 (a)	12,965	11,238
Freddie Mac Pool #RB5148 2.00% 3/1/2042 (a)	27,930	24,261
Freddie Mac Pool #RB5153 2.00% 4/1/2042 (a)	5,837	5,067
Freddie Mac Pool #Q15874 4.00% 2/1/2043 (a)	22	21
Freddie Mac Pool #Q17696 3.50% 4/1/2043 (a)	426	408
Freddie Mac Pool #Q18236 3.50% 5/1/2043 (a)	571	547

19	The Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #Q19133 3.50% 6/1/2043 (a)	USD441	$420
Freddie Mac Pool #Q22946 4.00% 11/1/2043 (a)	3,284	3,200
Freddie Mac Pool #RB5297 6.50% 5/1/2044 (a)	465	484
Freddie Mac Pool #Q28558 3.50% 9/1/2044 (a)	2,226	2,122
Freddie Mac Pool #760012 5.149% 4/1/2045 (a)(c)	315	320
Freddie Mac Pool #760013 5.154% 4/1/2045 (a)(c)	245	247
Freddie Mac Pool #G60138 3.50% 8/1/2045 (a)	426	407
Freddie Mac Pool #760014 4.632% 8/1/2045 (a)(c)	1,343	1,346
Freddie Mac Pool #G60238 3.50% 10/1/2045 (a)	10,307	9,806
Freddie Mac Pool #G60344 4.00% 12/1/2045 (a)	7,939	7,733
Freddie Mac Pool #T65375 3.50% 7/1/2046 (a)	86	81
Freddie Mac Pool #Q42034 4.50% 7/1/2046 (a)	87	87
Freddie Mac Pool #G67700 3.50% 8/1/2046 (a)	3,869	3,662
Freddie Mac Pool #Q42633 4.50% 8/1/2046 (a)	245	244
Freddie Mac Pool #Q43312 4.50% 9/1/2046 (a)	350	348
Freddie Mac Pool #Q43461 4.50% 10/1/2046 (a)	229	230
Freddie Mac Pool #Q44689 4.50% 12/1/2046 (a)	342	337
Freddie Mac Pool #760015 4.021% 1/1/2047 (a)(c)	1,463	1,438
Freddie Mac Pool #ZS4711 2.50% 2/1/2047 (a)	272	237
Freddie Mac Pool #Q47615 3.50% 4/1/2047 (a)	832	777
Freddie Mac Pool #Q47620 4.00% 4/1/2047 (a)	5,419	5,280
Freddie Mac Pool #Q47828 4.50% 5/1/2047 (a)	238	235
Freddie Mac Pool #ZS4735 3.50% 9/1/2047 (a)	56	53
Freddie Mac Pool #Q51622 3.50% 10/1/2047 (a)	837	780
Freddie Mac Pool #Q52069 3.50% 11/1/2047 (a)	1,172	1,103
Freddie Mac Pool #SD0470 4.00% 11/1/2047 (a)	5,275	5,087
Freddie Mac Pool #G61733 3.00% 12/1/2047 (a)	3,815	3,489
Freddie Mac Pool #ZS4747 3.50% 12/1/2047 (a)	6,401	6,023
Freddie Mac Pool #G08793 4.00% 12/1/2047 (a)	2,361	2,286
Freddie Mac Pool #Q52596 4.50% 12/1/2047 (a)	1,050	1,044
Freddie Mac Pool #G67709 3.50% 3/1/2048 (a)	18,743	17,733
Freddie Mac Pool #Q54709 3.50% 3/1/2048 (a)	796	752
Freddie Mac Pool #Q54701 3.50% 3/1/2048 (a)	788	740
Freddie Mac Pool #Q54700 3.50% 3/1/2048 (a)	651	612
Freddie Mac Pool #Q55056 3.50% 3/1/2048 (a)	493	467
Freddie Mac Pool #Q54781 3.50% 3/1/2048 (a)	492	466
Freddie Mac Pool #Q54782 3.50% 3/1/2048 (a)	391	369
Freddie Mac Pool #Q54699 3.50% 3/1/2048 (a)	332	313
Freddie Mac Pool #Q54831 3.50% 3/1/2048 (a)	231	219
Freddie Mac Pool #Q54698 3.50% 3/1/2048 (a)	213	200
Freddie Mac Pool #G67711 4.00% 3/1/2048 (a)	17,609	17,082
Freddie Mac Pool #G08805 4.00% 3/1/2048 (a)	840	813
Freddie Mac Pool #Q55060 3.50% 4/1/2048 (a)	159	149
Freddie Mac Pool #Q55971 4.00% 5/1/2048 (a)	366	352
Freddie Mac Pool #Q56175 4.00% 5/1/2048 (a)	305	295
Freddie Mac Pool #Q55970 4.00% 5/1/2048 (a)	174	168
Freddie Mac Pool #Q56590 3.50% 6/1/2048 (a)	422	399
Freddie Mac Pool #Q56589 3.50% 6/1/2048 (a)	251	238
Freddie Mac Pool #Q56591 3.50% 6/1/2048 (a)	154	145
Freddie Mac Pool #Q56599 4.00% 6/1/2048 (a)	604	586
Freddie Mac Pool #Q57242 4.50% 7/1/2048 (a)	295	292
Freddie Mac Pool #G61628 3.50% 9/1/2048 (a)	104	98
Freddie Mac Pool #Q58411 4.50% 9/1/2048 (a)	2,190	2,180
Freddie Mac Pool #Q58436 4.50% 9/1/2048 (a)	1,033	1,028
Freddie Mac Pool #Q58378 4.50% 9/1/2048 (a)	696	690
Freddie Mac Pool #Z40273 4.50% 10/1/2048 (a)	4,635	4,612
Freddie Mac Pool #ZA5889 4.00% 11/1/2048 (a)	1,329	1,285
Freddie Mac Pool #QA0284 3.50% 6/1/2049 (a)	2,498	2,364
Freddie Mac Pool #QA1885 3.50% 8/1/2049 (a)	3,619	3,407
Freddie Mac Pool #QA2748 3.50% 9/1/2049 (a)	735	695
Freddie Mac Pool #SD7508 3.50% 10/1/2049 (a)	46,726	44,019
Freddie Mac Pool #RA1580 3.50% 10/1/2049 (a)	6,110	5,794
Freddie Mac Pool #RA1463 3.50% 10/1/2049 (a)	5,872	5,569
Freddie Mac Pool #QA4692 3.00% 11/1/2049 (a)	14,859	13,465
Freddie Mac Pool #QA4673 3.00% 11/1/2049 (a)	6,027	5,467
Freddie Mac Pool #SD0185 3.00% 12/1/2049 (a)	3,703	3,340

The Bond Fund of America	20

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #QA5125 3.50% 12/1/2049 (a)	USD17,331	$16,366
Freddie Mac Pool #SD0234 3.00% 1/1/2050 (a)	22,527	20,319
Freddie Mac Pool #SD0187 3.00% 1/1/2050 (a)	10,020	9,101
Freddie Mac Pool #RA2319 3.00% 3/1/2050 (a)	15,847	14,196
Freddie Mac Pool #SD7517 3.00% 5/1/2050 (a)	23,093	20,876
Freddie Mac Pool #RA3022 2.50% 6/1/2050 (a)	149	127
Freddie Mac Pool #QB1368 2.50% 7/1/2050 (a)	30,686	26,555
Freddie Mac Pool #RA3055 2.50% 7/1/2050 (a)	105	89
Freddie Mac Pool #SI2046 2.50% 8/1/2050 (a)	115	98
Freddie Mac Pool #RA3384 3.00% 8/1/2050 (a)	2,041	1,824
Freddie Mac Pool #RA3611 2.50% 9/1/2050 (a)	116	98
Freddie Mac Pool #QB2781 2.50% 9/1/2050 (a)	14	12
Freddie Mac Pool #RA3506 3.00% 9/1/2050 (a)	8,900	7,948
Freddie Mac Pool #QB3931 2.00% 10/1/2050 (a)	1,404	1,139
Freddie Mac Pool #RA3726 2.00% 10/1/2050 (a)	1,352	1,097
Freddie Mac Pool #SD7525 2.50% 10/1/2050 (a)	19,141	16,592
Freddie Mac Pool #QB4847 2.50% 10/1/2050 (a)	586	497
Freddie Mac Pool #QB5184 2.50% 10/1/2050 (a)	34	29
Freddie Mac Pool #SD8106 2.00% 11/1/2050 (a)	13,584	11,096
Freddie Mac Pool #RA3952 2.00% 11/1/2050 (a)	7,271	5,902
Freddie Mac Pool #SD0477 2.00% 11/1/2050 (a)	6,877	5,580
Freddie Mac Pool #QB5275 2.00% 11/1/2050 (a)	6,708	5,441
Freddie Mac Pool #RA4070 2.50% 11/1/2050 (a)	24,547	21,058
Freddie Mac Pool #RA3987 2.50% 11/1/2050 (a)	8,670	7,427
Freddie Mac Pool #RA3932 2.50% 11/1/2050 (a)	1,156	981
Freddie Mac Pool #RA3934 2.50% 11/1/2050 (a)	547	465
Freddie Mac Pool #QB5608 2.50% 11/1/2050 (a)	438	375
Freddie Mac Pool #QB5838 2.50% 11/1/2050 (a)	123	104
Freddie Mac Pool #QB5799 2.50% 11/1/2050 (a)	82	70
Freddie Mac Pool #QB5200 2.50% 11/1/2050 (a)	49	42
Freddie Mac Pool #QB6579 2.00% 12/1/2050 (a)	1,978	1,601
Freddie Mac Pool #QB7061 2.00% 12/1/2050 (a)	907	735
Freddie Mac Pool #QB7053 2.00% 12/1/2050 (a)	686	555
Freddie Mac Pool #QB6480 2.00% 12/1/2050 (a)	357	290
Freddie Mac Pool #RA4206 2.50% 12/1/2050 (a)	21,057	17,842
Freddie Mac Pool #RA4179 2.50% 12/1/2050 (a)	39	33
Freddie Mac Pool #RA4223 3.00% 12/1/2050 (a)	5,529	4,898
Freddie Mac Pool #QB8132 2.00% 1/1/2051 (a)	3,990	3,238
Freddie Mac Pool #QB7858 2.00% 1/1/2051 (a)	3,060	2,477
Freddie Mac Pool #RA4352 2.00% 1/1/2051 (a)	1,554	1,276
Freddie Mac Pool #QB7230 2.00% 1/1/2051 (a)	843	683
Freddie Mac Pool #QB7396 2.00% 1/1/2051 (a)	144	116
Freddie Mac Pool #RA4410 2.50% 1/1/2051 (a)	1,660	1,418
Freddie Mac Pool #QB7147 2.50% 1/1/2051 (a)	810	692
Freddie Mac Pool #QB7854 2.50% 1/1/2051 (a)	280	239
Freddie Mac Pool #RA4351 2.50% 1/1/2051 (a)	87	74
Freddie Mac Pool #QB8605 2.00% 2/1/2051 (a)	2,933	2,417
Freddie Mac Pool #SD8128 2.00% 2/1/2051 (a)	651	531
Freddie Mac Pool #QB9090 2.00% 2/1/2051 (a)	151	122
Freddie Mac Pool #SD0776 2.00% 2/1/2051 (a)	42	34
Freddie Mac Pool #SD7535 2.50% 2/1/2051 (a)	3,505	3,037
Freddie Mac Pool #RA4530 2.50% 2/1/2051 (a)	944	799
Freddie Mac Pool #RA4561 2.50% 2/1/2051 (a)	898	761
Freddie Mac Pool #QB8934 2.50% 2/1/2051 (a)	154	131
Freddie Mac Pool #SD8129 2.50% 2/1/2051 (a)	140	120
Freddie Mac Pool #RA4658 3.00% 2/1/2051 (a)	31,717	28,596
Freddie Mac Pool #SD8134 2.00% 3/1/2051 (a)	55,833	45,540
Freddie Mac Pool #SD0552 2.00% 3/1/2051 (a)	517	420
Freddie Mac Pool #SD0537 2.00% 3/1/2051 (a)	136	110
Freddie Mac Pool #SD0554 2.50% 3/1/2051 (a)	1,890	1,600
Freddie Mac Pool #QB9901 2.50% 3/1/2051 (a)	1,119	948
Freddie Mac Pool #QC1270 2.00% 4/1/2051 (a)	719	582
Freddie Mac Pool #SI2108 2.50% 4/1/2051 (a)	101,857	86,469
Freddie Mac Pool #QC1187 2.50% 4/1/2051 (a)	1,891	1,605
Freddie Mac Pool #SD0566 2.50% 4/1/2051 (a)	1,644	1,392
Freddie Mac Pool #QC0416 2.50% 4/1/2051 (a)	477	403

21	The Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #SD0975 2.50% 4/1/2051 (a)	USD197	$166
Freddie Mac Pool #QC1084 2.50% 4/1/2051 (a)	74	63
Freddie Mac Pool #RA5288 2.00% 5/1/2051 (a)	21,365	17,526
Freddie Mac Pool #SD3984 2.00% 5/1/2051 (a)	10,869	8,798
Freddie Mac Pool #QC2407 2.00% 5/1/2051 (a)	7,667	6,206
Freddie Mac Pool #RA5155 2.00% 5/1/2051 (a)	2,902	2,349
Freddie Mac Pool #RA5258 2.00% 5/1/2051 (a)	361	294
Freddie Mac Pool #RA5259 2.50% 5/1/2051 (a)	4,113	3,528
Freddie Mac Pool #RA5275 2.50% 5/1/2051 (a)	768	652
Freddie Mac Pool #QC1292 2.50% 5/1/2051 (a)	465	396
Freddie Mac Pool #RA5286 2.50% 5/1/2051 (a)	20	17
Freddie Mac Pool #RA5267 3.00% 5/1/2051 (a)	5,483	4,894
Freddie Mac Pool #QC2817 2.50% 6/1/2051 (a)	13,589	11,737
Freddie Mac Pool #RA5435 2.50% 6/1/2051 (a)	10,814	9,154
Freddie Mac Pool #SD1852 2.50% 6/1/2051 (a)	8,971	7,610
Freddie Mac Pool #QC3428 2.50% 6/1/2051 (a)	125	106
Freddie Mac Pool #QC2992 2.50% 6/1/2051 (a)	57	48
Freddie Mac Pool #QC4006 2.50% 6/1/2051 (a)	39	33
Freddie Mac Pool #RA5559 2.50% 7/1/2051 (a)	36,718	31,083
Freddie Mac Pool #SD4075 2.50% 7/1/2051 (a)	13,454	11,389
Freddie Mac Pool #SD0644 2.50% 7/1/2051 (a)	13,083	11,252
Freddie Mac Pool #SD0926 2.50% 7/1/2051 (a)	773	657
Freddie Mac Pool #QC3654 2.50% 7/1/2051 (a)	170	144
Freddie Mac Pool #SD7544 3.00% 7/1/2051 (a)	68,316	61,630
Freddie Mac Pool #RA5548 3.50% 7/1/2051 (a)	669	620
Freddie Mac Pool #SD8160 2.00% 8/1/2051 (a)	752	612
Freddie Mac Pool #QC5125 2.00% 8/1/2051 (a)	225	183
Freddie Mac Pool #SD0718 2.50% 8/1/2051 (a)	3,525	2,984
Freddie Mac Pool #QC5206 2.50% 8/1/2051 (a)	211	180
Freddie Mac Pool #QC5857 3.00% 8/1/2051 (a)	318	282
Freddie Mac Pool #RA5836 2.50% 9/1/2051 (a)	64,354	55,247
Freddie Mac Pool #SD7545 2.50% 9/1/2051 (a)	54,910	47,587
Freddie Mac Pool #RA5759 2.50% 9/1/2051 (a)	19,569	16,565
Freddie Mac Pool #SD2963 2.50% 9/1/2051 (a)	2,398	2,030
Freddie Mac Pool #QC6761 2.50% 9/1/2051 (a)	1,434	1,214
Freddie Mac Pool #RA5767 2.50% 9/1/2051 (a)	839	710
Freddie Mac Pool #QC6516 2.50% 9/1/2051 (a)	770	651
Freddie Mac Pool #QC6597 2.50% 9/1/2051 (a)	556	471
Freddie Mac Pool #SD5485 2.50% 9/1/2051 (a)	398	338
Freddie Mac Pool #QC6821 2.50% 9/1/2051 (a)	372	315
Freddie Mac Pool #RA5841 3.00% 9/1/2051 (a)	12,145	10,757
Freddie Mac Pool #RA5901 3.00% 9/1/2051 (a)	5,312	4,744
Freddie Mac Pool #RA5971 3.00% 9/1/2051 (a)	3,464	3,126
Freddie Mac Pool #QC6456 3.00% 9/1/2051 (a)	3,470	3,073
Freddie Mac Pool #QC7626 3.00% 9/1/2051 (a)	619	552
Freddie Mac Pool #SD8172 2.00% 10/1/2051 (a)	717	583
Freddie Mac Pool #QC8300 2.00% 10/1/2051 (a)	697	566
Freddie Mac Pool #RA5715 2.00% 10/1/2051 (a)	387	315
Freddie Mac Pool #SD6078 2.50% 10/1/2051 (a)	31,073	26,379
Freddie Mac Pool #SD1345 2.50% 10/1/2051 (a)	26,281	22,303
Freddie Mac Pool #QC8196 2.50% 10/1/2051 (a)	2,499	2,115
Freddie Mac Pool #RA6132 2.50% 10/1/2051 (a)	956	815
Freddie Mac Pool #QC8618 2.50% 10/1/2051 (a)	180	153
Freddie Mac Pool #QC9156 2.50% 10/1/2051 (a)	144	123
Freddie Mac Pool #QC9123 2.50% 10/1/2051 (a)	43	36
Freddie Mac Pool #SD0734 3.00% 10/1/2051 (a)	21,772	19,635
Freddie Mac Pool #SD2880 3.00% 10/1/2051 (a)	15,136	13,512
Freddie Mac Pool #SD0740 3.50% 10/1/2051 (a)	19	18
Freddie Mac Pool #RA6406 2.00% 11/1/2051 (a)	8,468	6,896
Freddie Mac Pool #QD1841 2.00% 11/1/2051 (a)	4,051	3,282
Freddie Mac Pool #QD2129 2.00% 11/1/2051 (a)	514	418
Freddie Mac Pool #SD8177 2.00% 11/1/2051 (a)	298	242
Freddie Mac Pool #SD7548 2.50% 11/1/2051 (a)	11,745	10,154
Freddie Mac Pool #SD1385 2.50% 11/1/2051 (a)	9,064	7,840
Freddie Mac Pool #QD2128 2.50% 11/1/2051 (a)	37	31
Freddie Mac Pool #QD1684 3.00% 11/1/2051 (a)	6,772	6,007

The Bond Fund of America	22

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #RA6347 3.00% 11/1/2051 (a)	USD5,887	$5,257
Freddie Mac Pool #QD0981 3.00% 11/1/2051 (a)	1,105	979
Freddie Mac Pool #SL1735 2.00% 12/1/2051 (a)	27,450	22,280
Freddie Mac Pool #SD8182 2.00% 12/1/2051 (a)	1,956	1,587
Freddie Mac Pool #QD2437 2.00% 12/1/2051 (a)	39	31
Freddie Mac Pool #RA6433 2.50% 12/1/2051 (a)	9,288	7,862
Freddie Mac Pool #RA6483 2.50% 12/1/2051 (a)	6,934	5,969
Freddie Mac Pool #QD1626 2.50% 12/1/2051 (a)	2,162	1,830
Freddie Mac Pool #QD2621 2.50% 12/1/2051 (a)	1,294	1,098
Freddie Mac Pool #SD0778 2.50% 12/1/2051 (a)	765	649
Freddie Mac Pool #SD3729 2.50% 12/1/2051 (a)	576	489
Freddie Mac Pool #SD1605 2.50% 12/1/2051 (a)	385	326
Freddie Mac Pool #QD3619 2.50% 12/1/2051 (a)	293	248
Freddie Mac Pool #SD2101 2.50% 12/1/2051 (a)	229	195
Freddie Mac Pool #QD2075 2.50% 12/1/2051 (a)	173	147
Freddie Mac Pool #SD8183 2.50% 12/1/2051 (a)	119	102
Freddie Mac Pool #QD3310 3.00% 12/1/2051 (a)	4,035	3,580
Freddie Mac Pool #SD4121 3.00% 12/1/2051 (a)	1,136	1,006
Freddie Mac Pool #QD3209 3.00% 12/1/2051 (a)	606	536
Freddie Mac Pool #QD2877 3.00% 12/1/2051 (a)	572	508
Freddie Mac Pool #SD0820 3.00% 12/1/2051 (a)	28	25
Freddie Mac Pool #SD1403 2.00% 1/1/2052 (a)	1,700	1,376
Freddie Mac Pool #RA6694 2.00% 1/1/2052 (a)	395	320
Freddie Mac Pool #SD8188 2.00% 1/1/2052 (a)	303	246
Freddie Mac Pool #QD5035 2.00% 1/1/2052 (a)	100	81
Freddie Mac Pool #SD0854 2.50% 1/1/2052 (a)	31,865	26,974
Freddie Mac Pool #SD0855 2.50% 1/1/2052 (a)	19,354	16,491
Freddie Mac Pool #QD5941 2.50% 1/1/2052 (a)	1,352	1,166
Freddie Mac Pool #QD4840 2.50% 1/1/2052 (a)	1,308	1,107
Freddie Mac Pool #SD2629 2.50% 1/1/2052 (a)	954	810
Freddie Mac Pool #SD8189 2.50% 1/1/2052 (a)	385	328
Freddie Mac Pool #SD0871 2.50% 1/1/2052 (a)	375	317
Freddie Mac Pool #RA6614 2.50% 1/1/2052 (a)	89	76
Freddie Mac Pool #QD6127 2.50% 1/1/2052 (a)	64	55
Freddie Mac Pool #RA7263 2.50% 1/1/2052 (a)	59	50
Freddie Mac Pool #QD5570 2.50% 1/1/2052 (a)	51	43
Freddie Mac Pool #QD5201 2.50% 1/1/2052 (a)	27	23
Freddie Mac Pool #SD0813 3.00% 1/1/2052 (a)	35,343	31,850
Freddie Mac Pool #QD5189 3.00% 1/1/2052 (a)	13,188	11,681
Freddie Mac Pool #QD3812 3.00% 1/1/2052 (a)	5,906	5,233
Freddie Mac Pool #SD2269 3.00% 1/1/2052 (a)	1,962	1,740
Freddie Mac Pool #SD0803 3.00% 1/1/2052 (a)	1,456	1,300
Freddie Mac Pool #RA6605 3.00% 1/1/2052 (a)	288	255
Freddie Mac Pool #QD7321 3.50% 1/1/2052 (a)	149	138
Freddie Mac Pool #RA6816 2.00% 2/1/2052 (a)	13,806	11,175
Freddie Mac Pool #QD6951 2.00% 2/1/2052 (a)	10,234	8,284
Freddie Mac Pool #RA6771 2.00% 2/1/2052 (a)	7,524	6,090
Freddie Mac Pool #QD7191 2.00% 2/1/2052 (a)	3,890	3,151
Freddie Mac Pool #RA6913 2.00% 2/1/2052 (a)	3,524	2,854
Freddie Mac Pool #QD8041 2.00% 2/1/2052 (a)	3,257	2,639
Freddie Mac Pool #SD8193 2.00% 2/1/2052 (a)	1,961	1,592
Freddie Mac Pool #QD9124 2.00% 2/1/2052 (a)	997	807
Freddie Mac Pool #RA7467 2.00% 2/1/2052 (a)	630	511
Freddie Mac Pool #QD7967 2.00% 2/1/2052 (a)	459	372
Freddie Mac Pool #RA6114 2.00% 2/1/2052 (a)	446	361
Freddie Mac Pool #QD6093 2.00% 2/1/2052 (a)	429	347
Freddie Mac Pool #QD6139 2.00% 2/1/2052 (a)	59	48
Freddie Mac Pool #RA6774 2.00% 2/1/2052 (a)	52	43
Freddie Mac Pool #SD0881 2.50% 2/1/2052 (a)	12,180	10,445
Freddie Mac Pool #SD0847 2.50% 2/1/2052 (a)	1,884	1,598
Freddie Mac Pool #RA6900 2.50% 2/1/2052 (a)	869	739
Freddie Mac Pool #QD7219 2.50% 2/1/2052 (a)	840	712
Freddie Mac Pool #SI2095 2.50% 2/1/2052 (a)	36	31
Freddie Mac Pool #RA6806 3.00% 2/1/2052 (a)	8,146	7,215
Freddie Mac Pool #RA6702 3.00% 2/1/2052 (a)	1,319	1,168
Freddie Mac Pool #QD7059 3.00% 2/1/2052 (a)	31	28

23	The Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #SD0873 3.50% 2/1/2052 (a)	USD20,215	$18,986
Freddie Mac Pool #QD7089 3.50% 2/1/2052 (a)	4,204	3,917
Freddie Mac Pool #SD8199 2.00% 3/1/2052 (a)	249,718	202,667
Freddie Mac Pool #QD8711 2.00% 3/1/2052 (a)	18,995	15,375
Freddie Mac Pool #SD5343 2.00% 3/1/2052 (a)	3,749	3,039
Freddie Mac Pool #SD4071 2.00% 3/1/2052 (a)	2,000	1,619
Freddie Mac Pool #QD8103 2.00% 3/1/2052 (a)	954	772
Freddie Mac Pool #RA6973 2.00% 3/1/2052 (a)	929	753
Freddie Mac Pool #QD8010 2.00% 3/1/2052 (a)	899	728
Freddie Mac Pool #QD8408 2.00% 3/1/2052 (a)	831	674
Freddie Mac Pool #QD8820 2.00% 3/1/2052 (a)	498	403
Freddie Mac Pool #QE2318 2.00% 3/1/2052 (a)	89	73
Freddie Mac Pool #SD1450 2.50% 3/1/2052 (a)	2,336	2,019
Freddie Mac Pool #SD2964 2.50% 3/1/2052 (a)	2,161	1,829
Freddie Mac Pool #QD8966 2.50% 3/1/2052 (a)	803	684
Freddie Mac Pool #QD9176 2.50% 3/1/2052 (a)	429	363
Freddie Mac Pool #SD3415 2.50% 3/1/2052 (a)	230	196
Freddie Mac Pool #QE0615 2.50% 3/1/2052 (a)	116	98
Freddie Mac Pool #SD1660 2.50% 3/1/2052 (a)	96	81
Freddie Mac Pool #RA7021 2.50% 3/1/2052 (a)	87	74
Freddie Mac Pool #RA7020 2.50% 3/1/2052 (a)	70	60
Freddie Mac Pool #SD7553 3.00% 3/1/2052 (a)	26,901	24,233
Freddie Mac Pool #SD2494 3.50% 3/1/2052 (a)	1,971	1,828
Freddie Mac Pool #QD8689 3.50% 3/1/2052 (a)	968	897
Freddie Mac Pool #QD9030 3.50% 3/1/2052 (a)	642	596
Freddie Mac Pool #QD7942 3.50% 3/1/2052 (a)	623	580
Freddie Mac Pool #QD8208 3.50% 3/1/2052 (a)	34	32
Freddie Mac Pool #QD9527 4.00% 3/1/2052 (a)	11	11
Freddie Mac Pool #SD8204 2.00% 4/1/2052 (a)	3,107	2,521
Freddie Mac Pool #QE0312 2.00% 4/1/2052 (a)	1,144	926
Freddie Mac Pool #QE1586 2.00% 4/1/2052 (a)	1,017	824
Freddie Mac Pool #QE4412 2.00% 4/1/2052 (a)	93	76
Freddie Mac Pool #QE0024 2.00% 4/1/2052 (a)	58	47
Freddie Mac Pool #SD7554 2.50% 4/1/2052 (a)	23,346	20,126
Freddie Mac Pool #SD6089 2.50% 4/1/2052 (a)	6,194	5,276
Freddie Mac Pool #SD8205 2.50% 4/1/2052 (a)	5,892	5,013
Freddie Mac Pool #SD6081 2.50% 4/1/2052 (a)	4,429	3,761
Freddie Mac Pool #QD9578 2.50% 4/1/2052 (a)	3,340	2,843
Freddie Mac Pool #QE0374 2.50% 4/1/2052 (a)	2,241	1,906
Freddie Mac Pool #QE0292 2.50% 4/1/2052 (a)	2,054	1,746
Freddie Mac Pool #QE0799 2.50% 4/1/2052 (a)	1,630	1,383
Freddie Mac Pool #QE2317 2.50% 4/1/2052 (a)	1,553	1,320
Freddie Mac Pool #QE0322 2.50% 4/1/2052 (a)	1,294	1,098
Freddie Mac Pool #QD9765 2.50% 4/1/2052 (a)	1,045	887
Freddie Mac Pool #SD3478 2.50% 4/1/2052 (a)	968	820
Freddie Mac Pool #QE5290 2.50% 4/1/2052 (a)	919	778
Freddie Mac Pool #QE2310 2.50% 4/1/2052 (a)	590	503
Freddie Mac Pool #QD9911 2.50% 4/1/2052 (a)	159	135
Freddie Mac Pool #QE2101 2.50% 4/1/2052 (a)	57	49
Freddie Mac Pool #QE0764 3.00% 4/1/2052 (a)	209	186
Freddie Mac Pool #QD9838 3.50% 4/1/2052 (a)	399	370
Freddie Mac Pool #QE1173 3.50% 4/1/2052 (a)	277	257
Freddie Mac Pool #QE0744 3.50% 4/1/2052 (a)	99	92
Freddie Mac Pool #QE1079 3.50% 4/1/2052 (a)	81	75
Freddie Mac Pool #QD9585 3.50% 4/1/2052 (a)	71	66
Freddie Mac Pool #RA7189 3.50% 4/1/2052 (a)	58	54
Freddie Mac Pool #SD8212 2.50% 5/1/2052 (a)	4,758	4,047
Freddie Mac Pool #QE2352 2.50% 5/1/2052 (a)	2,023	1,719
Freddie Mac Pool #QE2112 2.50% 5/1/2052 (a)	415	353
Freddie Mac Pool #RA7139 2.50% 5/1/2052 (a)	44	37
Freddie Mac Pool #8D0226 2.544% 5/1/2052 (a)(c)	7,805	7,240
Freddie Mac Pool #SD8213 3.00% 5/1/2052 (a)	386,662	343,439
Freddie Mac Pool #RA7374 3.00% 5/1/2052 (a)	806	714
Freddie Mac Pool #QE5589 3.50% 5/1/2052 (a)	644	597
Freddie Mac Pool #QE5301 3.50% 5/1/2052 (a)	533	494
Freddie Mac Pool #QE1237 3.50% 5/1/2052 (a)	186	172

The Bond Fund of America	24

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #SD6496 2.00% 6/1/2052 (a)	USD24,799	$20,136
Freddie Mac Pool #SD5109 2.00% 6/1/2052 (a)	4,639	3,759
Freddie Mac Pool #QE4044 2.50% 6/1/2052 (a)	868	735
Freddie Mac Pool #SD8219 2.50% 6/1/2052 (a)	319	271
Freddie Mac Pool #SD8220 3.00% 6/1/2052 (a)	181,998	161,387
Freddie Mac Pool #SD6203 3.00% 6/1/2052 (a)	30,683	27,178
Freddie Mac Pool #SD1844 3.00% 6/1/2052 (a)	100	89
Freddie Mac Pool #QE3449 3.00% 6/1/2052 (a)	58	52
Freddie Mac Pool #SL1564 3.00% 6/1/2052 (a)	49	43
Freddie Mac Pool #RA7510 3.50% 6/1/2052 (a)	108	100
Freddie Mac Pool #SD3245 4.00% 6/1/2052 (a)	36,224	34,992
Freddie Mac Pool #RA7556 4.50% 6/1/2052 (a)	20,660	20,260
Freddie Mac Pool #RA7502 5.00% 6/1/2052 (a)	109	109
Freddie Mac Pool #SD8240 2.00% 7/1/2052 (a)	414	336
Freddie Mac Pool #SD5368 2.50% 7/1/2052 (a)	41,751	35,405
Freddie Mac Pool #SD4815 2.50% 7/1/2052 (a)	40,995	34,790
Freddie Mac Pool #SL2621 2.50% 7/1/2052 (a)	40,180	34,013
Freddie Mac Pool #SD2600 2.50% 7/1/2052 (a)	830	703
Freddie Mac Pool #SD8224 2.50% 7/1/2052 (a)	793	674
Freddie Mac Pool #SD3416 2.50% 7/1/2052 (a)	359	304
Freddie Mac Pool #SD3632 2.50% 7/1/2052 (a)	45	39
Freddie Mac Pool #SD8225 3.00% 7/1/2052 (a)	7,063	6,263
Freddie Mac Pool #SD4673 3.00% 7/1/2052 (a)	1,536	1,361
Freddie Mac Pool #QE5364 3.00% 7/1/2052 (a)	25	23
Freddie Mac Pool #QE8277 3.50% 7/1/2052 (a)	29	27
Freddie Mac Pool #SD1502 4.00% 7/1/2052 (a)	4,852	4,633
Freddie Mac Pool #QE8533 4.00% 7/1/2052 (a)	162	155
Freddie Mac Pool #QE5750 5.00% 7/1/2052 (a)	26,148	26,205
Freddie Mac Pool #QE6185 5.00% 7/1/2052 (a)	584	586
Freddie Mac Pool #RA7618 5.00% 7/1/2052 (a)	318	319
Freddie Mac Pool #SD1406 2.00% 8/1/2052 (a)	413	335
Freddie Mac Pool #SD8234 2.50% 8/1/2052 (a)	1,680	1,428
Freddie Mac Pool #SD7556 3.00% 8/1/2052 (a)	25,184	22,564
Freddie Mac Pool #SL1039 3.00% 8/1/2052 (a)	12,681	11,232
Freddie Mac Pool #SD8235 3.00% 8/1/2052 (a)	559	496
Freddie Mac Pool #SD7346 3.00% 8/1/2052 (a)	104	93
Freddie Mac Pool #SD8237 4.00% 8/1/2052 (a)	728	695
Freddie Mac Pool #QE9260 4.00% 8/1/2052 (a)	238	227
Freddie Mac Pool #RA7772 4.00% 8/1/2052 (a)	151	144
Freddie Mac Pool #QE7412 4.00% 8/1/2052 (a)	90	86
Freddie Mac Pool #QE7539 4.50% 8/1/2052 (a)	5,896	5,781
Freddie Mac Pool #QE8579 4.50% 8/1/2052 (a)	501	493
Freddie Mac Pool #QE8282 5.00% 8/1/2052 (a)	27	27
Freddie Mac Pool #QE7987 5.50% 8/1/2052 (a)	172	175
Freddie Mac Pool #QF0977 2.00% 9/1/2052 (a)	245	198
Freddie Mac Pool #SD7060 2.00% 9/1/2052 (a)	95	77
Freddie Mac Pool #SD8262 2.50% 9/1/2052 (a)	98	83
Freddie Mac Pool #SD8242 3.00% 9/1/2052 (a)	9,795	8,686
Freddie Mac Pool #QF0925 3.00% 9/1/2052 (a)	633	561
Freddie Mac Pool #SD2986 3.50% 9/1/2052 (a)	392	364
Freddie Mac Pool #QE9349 4.00% 9/1/2052 (a)	288	275
Freddie Mac Pool #RA7918 4.00% 9/1/2052 (a)	288	273
Freddie Mac Pool #QF0666 4.00% 9/1/2052 (a)	219	209
Freddie Mac Pool #QF0212 4.50% 9/1/2052 (a)	2,203	2,161
Freddie Mac Pool #QE9497 4.50% 9/1/2052 (a)	514	506
Freddie Mac Pool #SD1608 4.50% 9/1/2052 (a)	323	317
Freddie Mac Pool #RA7938 5.00% 9/1/2052 (a)	7,790	7,822
Freddie Mac Pool #QF2693 2.00% 10/1/2052 (a)	944	765
Freddie Mac Pool #SD8271 2.50% 10/1/2052 (a)	841	714
Freddie Mac Pool #SD2079 4.00% 10/1/2052 (a)	5,167	4,934
Freddie Mac Pool #QF2221 4.00% 10/1/2052 (a)	3,599	3,432
Freddie Mac Pool #QF1560 4.00% 10/1/2052 (a)	430	411
Freddie Mac Pool #QF2223 4.00% 10/1/2052 (a)	234	224
Freddie Mac Pool #QF1254 4.50% 10/1/2052 (a)	8,603	8,436
Freddie Mac Pool #QF1236 4.50% 10/1/2052 (a)	3,199	3,137
Freddie Mac Pool #SD8257 4.50% 10/1/2052 (a)	2,932	2,876

25	The Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #QF2368 4.50% 10/1/2052 (a)	USD2,461	$2,415
Freddie Mac Pool #SD2465 4.50% 10/1/2052 (a)	216	212
Freddie Mac Pool #QF2009 4.50% 10/1/2052 (a)	181	177
Freddie Mac Pool #QF1352 5.00% 10/1/2052 (a)	21,622	21,664
Freddie Mac Pool #RA8059 5.50% 10/1/2052 (a)	39,162	40,028
Freddie Mac Pool #SD8291 2.50% 11/1/2052 (a)	661	561
Freddie Mac Pool #SD7486 2.50% 11/1/2052 (a)	198	169
Freddie Mac Pool #SD1896 4.00% 11/1/2052 (a)	80,398	77,540
Freddie Mac Pool #SD1894 4.00% 11/1/2052 (a)	27,781	26,909
Freddie Mac Pool #SD8266 4.50% 11/1/2052 (a)	3,909	3,833
Freddie Mac Pool #QF2960 4.50% 11/1/2052 (a)	2,705	2,651
Freddie Mac Pool #SD2948 5.50% 11/1/2052 (a)	49,723	50,621
Freddie Mac Pool #SD2602 3.00% 12/1/2052 (a)	2,474	2,192
Freddie Mac Pool #SD8272 3.00% 12/1/2052 (a)	825	731
Freddie Mac Pool #QF5344 3.00% 12/1/2052 (a)	448	396
Freddie Mac Pool #SD2066 4.00% 12/1/2052 (a)	1,788	1,699
Freddie Mac Pool #SD8276 5.00% 12/1/2052 (a)	76,049	76,199
Freddie Mac Pool #QF4623 5.00% 12/1/2052 (a)	74,165	74,308
Freddie Mac Pool #SD1961 5.50% 12/1/2052 (a)	6,233	6,334
Freddie Mac Pool #RA8309 6.00% 12/1/2052 (a)	8,346	8,685
Freddie Mac Pool #SD8284 3.00% 1/1/2053 (a)	360	319
Freddie Mac Pool #SD8285 3.50% 1/1/2053 (a)	210	195
Freddie Mac Pool #SD8286 4.00% 1/1/2053 (a)	10,420	9,947
Freddie Mac Pool #SD8287 4.50% 1/1/2053 (a)	18,964	18,591
Freddie Mac Pool #SD8288 5.00% 1/1/2053 (a)	1,330	1,333
Freddie Mac Pool #SD8290 6.00% 1/1/2053 (a)	31,271	32,255
Freddie Mac Pool #RA8423 6.00% 1/1/2053 (a)	20,377	21,121
Freddie Mac Pool #QF6121 6.00% 1/1/2053 (a)	272	281
Freddie Mac Pool #SD2246 6.00% 1/1/2053 (a)	52	54
Freddie Mac Pool #SD8320 3.00% 2/1/2053 (a)	965	855
Freddie Mac Pool #QF7852 4.00% 2/1/2053 (a)	1,701	1,620
Freddie Mac Pool #SD8299 5.00% 2/1/2053 (a)	17,630	17,663
Freddie Mac Pool #RA8544 5.50% 2/1/2053 (a)	67,818	69,114
Freddie Mac Pool #QF7144 5.50% 2/1/2053 (a)	4,583	4,663
Freddie Mac Pool #QF7774 5.50% 2/1/2053 (a)	3,773	3,841
Freddie Mac Pool #QF7483 5.50% 2/1/2053 (a)	706	718
Freddie Mac Pool #QF8331 5.50% 2/1/2053 (a)	424	432
Freddie Mac Pool #SD8301 6.00% 2/1/2053 (a)	13,475	13,899
Freddie Mac Pool #SD2618 6.00% 2/1/2053 (a)	12	12
Freddie Mac Pool #QF9463 4.00% 3/1/2053 (a)	145	138
Freddie Mac Pool #SD8306 4.50% 3/1/2053 (a)	341	334
Freddie Mac Pool #QF8462 5.50% 3/1/2053 (a)	17,860	18,173
Freddie Mac Pool #QF9076 5.50% 3/1/2053 (a)	6,928	7,050
Freddie Mac Pool #RA9021 2.50% 4/1/2053 (a)	25	21
Freddie Mac Pool #QG0719 4.00% 4/1/2053 (a)	2,437	2,317
Freddie Mac Pool #QG2329 4.00% 4/1/2053 (a)	142	136
Freddie Mac Pool #SD2716 5.00% 4/1/2053 (a)	15,724	15,801
Freddie Mac Pool #SD8315 5.00% 4/1/2053 (a)	3,088	3,082
Freddie Mac Pool #QG0749 5.00% 4/1/2053 (a)	2,297	2,295
Freddie Mac Pool #QG1829 5.00% 4/1/2053 (a)	267	266
Freddie Mac Pool #SD8316 5.50% 4/1/2053 (a)	21,240	21,594
Freddie Mac Pool #QG1266 5.50% 4/1/2053 (a)	94	96
Freddie Mac Pool #SD8321 4.00% 5/1/2053 (a)	400	380
Freddie Mac Pool #RA8647 4.50% 5/1/2053 (a)	221	217
Freddie Mac Pool #SD8323 5.00% 5/1/2053 (a)	27,668	27,717
Freddie Mac Pool #QG3743 5.00% 5/1/2053 (a)	4,354	4,358
Freddie Mac Pool #SD8324 5.50% 5/1/2053 (a)	94,825	96,526
Freddie Mac Pool #SD3369 5.50% 5/1/2053 (a)	36,057	36,590
Freddie Mac Pool #QG3382 5.50% 5/1/2053 (a)	5,661	5,764
Freddie Mac Pool #QG3365 5.50% 5/1/2053 (a)	3,211	3,279
Freddie Mac Pool #QG1719 5.50% 5/1/2053 (a)	45	46
Freddie Mac Pool #SD8325 6.00% 5/1/2053 (a)	90,625	93,416
Freddie Mac Pool #SD2861 6.00% 5/1/2053 (a)	15,501	15,989
Freddie Mac Pool #QG4998 3.00% 6/1/2053 (a)	3,000	2,657
Freddie Mac Pool #SD3214 4.00% 6/1/2053 (a)	18,043	17,221
Freddie Mac Pool #SD8338 4.00% 6/1/2053 (a)	11,047	10,498

The Bond Fund of America	26

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #SD8328 4.50% 6/1/2053 (a)	USD10,920	$10,683
Freddie Mac Pool #SD8329 5.00% 6/1/2053 (a)	8,560	8,573
Freddie Mac Pool #QG4778 5.00% 6/1/2053 (a)	268	269
Freddie Mac Pool #SD8331 5.50% 6/1/2053 (a)	106,066	107,895
Freddie Mac Pool #QG4632 5.50% 6/1/2053 (a)	13,018	13,244
Freddie Mac Pool #QG5097 5.50% 6/1/2053 (a)	6,820	6,942
Freddie Mac Pool #QG5136 5.50% 6/1/2053 (a)	6,692	6,832
Freddie Mac Pool #QG4732 5.50% 6/1/2053 (a)	27	28
Freddie Mac Pool #QG3775 5.50% 6/1/2053 (a)	19	20
Freddie Mac Pool #SD8332 6.00% 6/1/2053 (a)	52,595	54,203
Freddie Mac Pool #SD3177 6.00% 6/1/2053 (a)	43,485	44,815
Freddie Mac Pool #SD3083 6.00% 6/1/2053 (a)	19,687	20,282
Freddie Mac Pool #RA9279 6.00% 6/1/2053 (a)	15,731	16,335
Freddie Mac Pool #RA9283 6.00% 6/1/2053 (a)	14,243	14,676
Freddie Mac Pool #RA9281 6.00% 6/1/2053 (a)	9,259	9,597
Freddie Mac Pool #RA9284 6.00% 6/1/2053 (a)	7,883	8,233
Freddie Mac Pool #SD3240 6.00% 6/1/2053 (a)	2,707	2,790
Freddie Mac Pool #QG4096 6.00% 6/1/2053 (a)	460	473
Freddie Mac Pool #RA9294 6.50% 6/1/2053 (a)	6,153	6,441
Freddie Mac Pool #RA9292 6.50% 6/1/2053 (a)	5,333	5,587
Freddie Mac Pool #RA9288 6.50% 6/1/2053 (a)	5,058	5,340
Freddie Mac Pool #RA9289 6.50% 6/1/2053 (a)	4,975	5,247
Freddie Mac Pool #RA9287 6.50% 6/1/2053 (a)	3,486	3,683
Freddie Mac Pool #RA9290 6.50% 6/1/2053 (a)	2,798	2,947
Freddie Mac Pool #RA9291 6.50% 6/1/2053 (a)	1,694	1,765
Freddie Mac Pool #RA9295 6.50% 6/1/2053 (a)	1,581	1,688
Freddie Mac Pool #QG9079 5.00% 7/1/2053 (a)	2,287	2,291
Freddie Mac Pool #QG7072 5.00% 7/1/2053 (a)	1,498	1,498
Freddie Mac Pool #SD8341 5.00% 7/1/2053 (a)	380	380
Freddie Mac Pool #QG6394 5.00% 7/1/2053 (a)	181	181
Freddie Mac Pool #SD8342 5.50% 7/1/2053 (a)	43,495	44,255
Freddie Mac Pool #SD3386 5.50% 7/1/2053 (a)	7,797	7,942
Freddie Mac Pool #SD3434 6.00% 7/1/2053 (a)	20,020	20,638
Freddie Mac Pool #SD3356 6.00% 7/1/2053 (a)	15,238	15,691
Freddie Mac Pool #RA9474 6.00% 7/1/2053 (a)	4,581	4,739
Freddie Mac Pool #SD3432 6.00% 7/1/2053 (a)	576	600
Freddie Mac Pool #SD8357 4.00% 8/1/2053 (a)	4,559	4,338
Freddie Mac Pool #SD4999 5.00% 8/1/2053 (a)	5,378	5,388
Freddie Mac Pool #QG9140 5.00% 8/1/2053 (a)	258	258
Freddie Mac Pool #SD3559 5.50% 8/1/2053 (a)	4,432	4,530
Freddie Mac Pool #SD3639 6.00% 8/1/2053 (a)	72,360	74,621
Freddie Mac Pool #SD3512 6.00% 8/1/2053 (a)	498	513
Freddie Mac Pool #SD8362 5.50% 9/1/2053 (a)	30,824	31,355
Freddie Mac Pool #RA9854 6.00% 9/1/2053 (a)	29,299	30,475
Freddie Mac Pool #SD3916 6.00% 9/1/2053 (a)	10,676	11,081
Freddie Mac Pool #SD8363 6.00% 9/1/2053 (a)	3,054	3,146
Freddie Mac Pool #SD3859 6.50% 9/1/2053 (a)	14,503	15,250
Freddie Mac Pool #SD3858 6.50% 9/1/2053 (a)	30	31
Freddie Mac Pool #SL1562 3.00% 10/1/2053 (a)	79,678	70,665
Freddie Mac Pool #SL2623 3.00% 10/1/2053 (a)	30,252	26,795
Freddie Mac Pool #SL0419 3.00% 10/1/2053 (a)	8,665	7,683
Freddie Mac Pool #SL1763 3.00% 10/1/2053 (a)	57	50
Freddie Mac Pool #SD4997 5.00% 10/1/2053 (a)	5,690	5,701
Freddie Mac Pool #SD8367 5.50% 10/1/2053 (a)	20,093	20,421
Freddie Mac Pool #SD8368 6.00% 10/1/2053 (a)	68,564	70,587
Freddie Mac Pool #SD4053 6.00% 10/1/2053 (a)	6,344	6,535
Freddie Mac Pool #SD8369 6.50% 10/1/2053 (a)	6,129	6,379
Freddie Mac Pool #SD8390 4.00% 11/1/2053 (a)	289	275
Freddie Mac Pool #SD8370 4.50% 11/1/2053 (a)	5,460	5,340
Freddie Mac Pool #SD4977 5.00% 11/1/2053 (a)	91,039	91,154
Freddie Mac Pool #SD8372 5.50% 11/1/2053 (a)	7,499	7,609
Freddie Mac Pool #SD8373 6.00% 11/1/2053 (a)	17,097	17,591
Freddie Mac Pool #RJ0326 6.50% 11/1/2053 (a)	9,364	9,763
Freddie Mac Pool #SD8374 6.50% 11/1/2053 (a)	286	297
Freddie Mac Pool #QH6697 3.50% 12/1/2053 (a)	543	503
Freddie Mac Pool #SD8392 4.00% 12/1/2053 (a)	1,092	1,037

27	The Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #SD4842 6.00% 12/1/2053 (a)	USD70,669	$72,839
Freddie Mac Pool #RJ0440 6.00% 12/1/2053 (a)	9,543	9,833
Freddie Mac Pool #QH5936 6.00% 12/1/2053 (a)	8,172	8,507
Freddie Mac Pool #QH5945 6.50% 12/1/2053 (a)	17,952	18,708
Freddie Mac Pool #QH7176 6.50% 12/1/2053 (a)	26	27
Freddie Mac Pool #SD6284 2.00% 1/1/2054 (a)	5,122	4,147
Freddie Mac Pool #SD5500 2.00% 1/1/2054 (a)	175	142
Freddie Mac Pool #SD4816 2.50% 1/1/2054 (a)	2,244	1,903
Freddie Mac Pool #SD6706 4.50% 1/1/2054 (a)	47,495	46,514
Freddie Mac Pool #SD4795 6.00% 1/1/2054 (a)	48,993	50,502
Freddie Mac Pool #SD8396 6.00% 1/1/2054 (a)	24,112	24,818
Freddie Mac Pool #SD4693 6.50% 1/1/2054 (a)	4,160	4,339
Freddie Mac Pool #SD4614 6.50% 1/1/2054 (a)	993	1,042
Freddie Mac Pool #RJ0854 6.50% 1/1/2054 (a)	484	505
Freddie Mac Pool #QI0001 4.00% 2/1/2054 (a)	1,337	1,270
Freddie Mac Pool #SD8401 5.50% 2/1/2054 (a)	9,805	9,960
Freddie Mac Pool #SD4897 6.00% 2/1/2054 (a)	24,512	25,243
Freddie Mac Pool #SD4896 6.00% 2/1/2054 (a)	14,726	15,181
Freddie Mac Pool #SD8402 6.00% 2/1/2054 (a)	10,420	10,715
Freddie Mac Pool #SD4964 6.00% 2/1/2054 (a)	6,383	6,635
Freddie Mac Pool #QI0006 6.00% 2/1/2054 (a)	4,478	4,607
Freddie Mac Pool #SD4966 6.50% 2/1/2054 (a)	31,428	32,907
Freddie Mac Pool #RJ0856 6.50% 2/1/2054 (a)	12,448	12,971
Freddie Mac Pool #SD8408 5.50% 3/1/2054 (a)	54,931	55,775
Freddie Mac Pool #RJ1066 5.50% 3/1/2054 (a)	27,741	28,305
Freddie Mac Pool #SD5117 6.00% 3/1/2054 (a)	45,695	47,309
Freddie Mac Pool #RJ1076 6.00% 3/1/2054 (a)	5,424	5,583
Freddie Mac Pool #RJ1015 6.50% 3/1/2054 (a)	4,272	4,447
Freddie Mac Pool #RJ1216 5.50% 4/1/2054 (a)	17,498	17,884
Freddie Mac Pool #RJ1215 5.50% 4/1/2054 (a)	5,311	5,399
Freddie Mac Pool #SD5303 6.00% 4/1/2054 (a)	39,234	40,602
Freddie Mac Pool #RJ1346 6.00% 4/1/2054 (a)	25,806	26,864
Freddie Mac Pool #RJ1348 6.00% 4/1/2054 (a)	16,273	16,845
Freddie Mac Pool #RJ1435 6.00% 4/1/2054 (a)	11,431	11,810
Freddie Mac Pool #QI3333 6.00% 4/1/2054 (a)	312	324
Freddie Mac Pool #RJ1879 6.00% 4/1/2054 (a)	190	196
Freddie Mac Pool #SD5221 6.50% 4/1/2054 (a)	8,306	8,723
Freddie Mac Pool #QI2664 6.50% 4/1/2054 (a)	5,351	5,571
Freddie Mac Pool #QI4365 6.50% 4/1/2054 (a)	1,945	2,026
Freddie Mac Pool #RJ1873 2.50% 5/1/2054 (a)	948	803
Freddie Mac Pool #RJ1512 5.50% 5/1/2054 (a)	34,190	34,999
Freddie Mac Pool #RJ1415 5.50% 5/1/2054 (a)	15,515	15,886
Freddie Mac Pool #QI5369 5.50% 5/1/2054 (a)	10,226	10,382
Freddie Mac Pool #RJ1448 5.50% 5/1/2054 (a)	5,675	5,768
Freddie Mac Pool #RJ1429 6.00% 5/1/2054 (a)	60,174	62,132
Freddie Mac Pool #RJ1431 6.00% 5/1/2054 (a)	9,904	10,211
Freddie Mac Pool #SD8432 6.00% 5/1/2054 (a)	6,018	6,183
Freddie Mac Pool #SD5692 6.00% 5/1/2054 (a)	421	438
Freddie Mac Pool #SD5404 6.50% 5/1/2054 (a)	53,013	55,491
Freddie Mac Pool #RJ1447 6.50% 5/1/2054 (a)	14,528	15,188
Freddie Mac Pool #RJ1535 6.50% 5/1/2054 (a)	12,980	13,642
Freddie Mac Pool #RJ1441 6.50% 5/1/2054 (a)	5,596	5,859
Freddie Mac Pool #QI5490 6.50% 5/1/2054 (a)	3,370	3,503
Freddie Mac Pool #RJ1855 5.00% 6/1/2054 (a)	4,261	4,276
Freddie Mac Pool #RJ1857 5.50% 6/1/2054 (a)	51,504	52,601
Freddie Mac Pool #RJ1768 5.50% 6/1/2054 (a)	7,660	7,830
Freddie Mac Pool #RJ1785 6.00% 6/1/2054 (a)	35,443	36,668
Freddie Mac Pool #RJ1859 6.00% 6/1/2054 (a)	26,716	27,628
Freddie Mac Pool #RJ1779 6.00% 6/1/2054 (a)	25,097	26,087
Freddie Mac Pool #SD8439 6.00% 6/1/2054 (a)	291	299
Freddie Mac Pool #SD5691 6.00% 6/1/2054 (a)	277	285
Freddie Mac Pool #RJ1797 6.50% 6/1/2054 (a)	61,317	63,831
Freddie Mac Pool #RJ1792 6.50% 6/1/2054 (a)	31,560	33,240
Freddie Mac Pool #RJ1726 6.50% 6/1/2054 (a)	22,693	23,754
Freddie Mac Pool #SD5701 6.50% 6/1/2054 (a)	4,393	4,614
Freddie Mac Pool #RJ1725 6.50% 6/1/2054 (a)	582	614

The Bond Fund of America	28

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #SD8446 5.50% 7/1/2054 (a)	USD32,739	$33,222
Freddie Mac Pool #QI8872 5.50% 7/1/2054 (a)	16,076	16,399
Freddie Mac Pool #RJ1963 5.50% 7/1/2054 (a)	11,208	11,431
Freddie Mac Pool #RJ1975 6.00% 7/1/2054 (a)	58,630	60,632
Freddie Mac Pool #RJ1964 6.00% 7/1/2054 (a)	47,096	49,140
Freddie Mac Pool #SD5949 6.00% 7/1/2054 (a)	20,718	21,355
Freddie Mac Pool #SD8447 6.00% 7/1/2054 (a)	15,048	15,460
Freddie Mac Pool #QI8874 6.00% 7/1/2054 (a)	9,057	9,339
Freddie Mac Pool #SD5873 6.00% 7/1/2054 (a)	5,715	5,889
Freddie Mac Pool #SD5813 6.00% 7/1/2054 (a)	3,729	3,847
Freddie Mac Pool #SD5896 6.00% 7/1/2054 (a)	555	572
Freddie Mac Pool #SD6143 6.00% 7/1/2054 (a)	523	537
Freddie Mac Pool #SD8448 6.50% 7/1/2054 (a)	56,212	58,431
Freddie Mac Pool #QI9151 6.50% 7/1/2054 (a)	17,165	18,014
Freddie Mac Pool #RJ1986 6.50% 7/1/2054 (a)	7,881	8,204
Freddie Mac Pool #SD5905 6.50% 7/1/2054 (a)	2,347	2,457
Freddie Mac Pool #QJ0141 6.50% 7/1/2054 (a)	1,337	1,398
Freddie Mac Pool #QJ0143 6.50% 7/1/2054 (a)	17	18
Freddie Mac Pool #RJ2193 5.00% 8/1/2054 (a)	15,565	15,641
Freddie Mac Pool #RJ2194 5.00% 8/1/2054 (a)	13,156	13,238
Freddie Mac Pool #RJ2195 5.00% 8/1/2054 (a)	9,949	9,950
Freddie Mac Pool #RJ2241 5.00% 8/1/2054 (a)	6,396	6,412
Freddie Mac Pool #RJ2200 5.50% 8/1/2054 (a)	45,739	46,505
Freddie Mac Pool #RJ2206 5.50% 8/1/2054 (a)	28,510	29,002
Freddie Mac Pool #RJ2243 5.50% 8/1/2054 (a)	26,666	27,149
Freddie Mac Pool #SD6286 5.50% 8/1/2054 (a)	9,997	10,217
Freddie Mac Pool #RJ2203 5.50% 8/1/2054 (a)	4,817	4,910
Freddie Mac Pool #RJ2210 6.00% 8/1/2054 (a)	34,328	35,339
Freddie Mac Pool #RJ2216 6.00% 8/1/2054 (a)	16,659	17,170
Freddie Mac Pool #SD8454 6.00% 8/1/2054 (a)	12,154	12,486
Freddie Mac Pool #QJ3296 6.00% 8/1/2054 (a)	4,975	5,119
Freddie Mac Pool #RJ2212 6.00% 8/1/2054 (a)	3,606	3,753
Freddie Mac Pool #SD6029 6.00% 8/1/2054 (a)	2,291	2,369
Freddie Mac Pool #RJ2702 6.00% 8/1/2054 (a)	1,036	1,065
Freddie Mac Pool #QJ1440 6.00% 8/1/2054 (a)	469	483
Freddie Mac Pool #QJ1787 6.00% 8/1/2054 (a)	56	58
Freddie Mac Pool #SD8455 6.50% 8/1/2054 (a)	52,075	54,131
Freddie Mac Pool #RJ2222 6.50% 8/1/2054 (a)	35,903	37,582
Freddie Mac Pool #SD6034 6.50% 8/1/2054 (a)	17,365	18,177
Freddie Mac Pool #RJ2247 6.50% 8/1/2054 (a)	12,919	13,500
Freddie Mac Pool #RJ2228 6.50% 8/1/2054 (a)	6,781	7,074
Freddie Mac Pool #SD6047 6.50% 8/1/2054 (a)	6,540	6,859
Freddie Mac Pool #SD6035 6.50% 8/1/2054 (a)	2,133	2,234
Freddie Mac Pool #QJ1576 6.50% 8/1/2054 (a)	794	826
Freddie Mac Pool #QJ3674 4.00% 9/1/2054 (a)	996	946
Freddie Mac Pool #RJ2422 5.50% 9/1/2054 (a)	56,120	57,060
Freddie Mac Pool #RJ2415 5.50% 9/1/2054 (a)	40,600	41,561
Freddie Mac Pool #RJ2408 5.50% 9/1/2054 (a)	36,781	37,444
Freddie Mac Pool #SD8462 5.50% 9/1/2054 (a)	19,794	20,086
Freddie Mac Pool #RJ2298 5.50% 9/1/2054 (a)	11,799	12,000
Freddie Mac Pool #QJ3044 5.50% 9/1/2054 (a)	10,639	10,803
Freddie Mac Pool #SD6328 5.50% 9/1/2054 (a)	7,714	7,895
Freddie Mac Pool #SD6578 6.00% 9/1/2054 (a)	33,158	34,505
Freddie Mac Pool #RJ2314 6.00% 9/1/2054 (a)	8,078	8,329
Freddie Mac Pool #RJ2312 6.00% 9/1/2054 (a)	4,241	4,385
Freddie Mac Pool #RJ2308 6.00% 9/1/2054 (a)	4,014	4,178
Freddie Mac Pool #RJ2306 6.00% 9/1/2054 (a)	3,913	4,072
Freddie Mac Pool #RJ2309 6.00% 9/1/2054 (a)	2,397	2,471
Freddie Mac Pool #QJ3870 6.00% 9/1/2054 (a)	1,654	1,700
Freddie Mac Pool #SD8463 6.00% 9/1/2054 (a)	1,383	1,421
Freddie Mac Pool #QJ3734 6.00% 9/1/2054 (a)	835	858
Freddie Mac Pool #QJ3295 6.00% 9/1/2054 (a)	288	296
Freddie Mac Pool #SD6531 6.50% 9/1/2054 (a)	21,673	22,806
Freddie Mac Pool #SD8464 6.50% 9/1/2054 (a)	16,633	17,290
Freddie Mac Pool #SD6271 6.50% 9/1/2054 (a)	16,160	16,887
Freddie Mac Pool #RJ2474 6.50% 9/1/2054 (a)	15,973	16,642

29	The Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #SD6404 6.50% 9/1/2054 (a)	USD9,035	$9,426
Freddie Mac Pool #RJ2411 6.50% 9/1/2054 (a)	7,622	7,953
Freddie Mac Pool #QJ4693 6.50% 9/1/2054 (a)	6,877	7,218
Freddie Mac Pool #RJ2470 6.50% 9/1/2054 (a)	4,643	4,843
Freddie Mac Pool #QJ3251 6.50% 9/1/2054 (a)	4,059	4,229
Freddie Mac Pool #RJ2320 6.50% 9/1/2054 (a)	3,190	3,330
Freddie Mac Pool #RJ2325 6.50% 9/1/2054 (a)	2,693	2,810
Freddie Mac Pool #QJ3540 6.50% 9/1/2054 (a)	1,240	1,294
Freddie Mac Pool #QJ6847 4.00% 10/1/2054 (a)	2,772	2,632
Freddie Mac Pool #RJ2664 5.00% 10/1/2054 (a)	177	177
Freddie Mac Pool #RJ2625 5.50% 10/1/2054 (a)	51,036	51,988
Freddie Mac Pool #SD8469 5.50% 10/1/2054 (a)	6,485	6,582
Freddie Mac Pool #RJ2622 5.50% 10/1/2054 (a)	58	59
Freddie Mac Pool #QJ5370 6.00% 10/1/2054 (a)	7,733	8,004
Freddie Mac Pool #QJ6718 6.00% 10/1/2054 (a)	1,758	1,807
Freddie Mac Pool #RJ3187 6.00% 10/1/2054 (a)	353	363
Freddie Mac Pool #QJ5733 6.00% 10/1/2054 (a)	25	26
Freddie Mac Pool #SD6733 6.50% 10/1/2054 (a)	37,850	39,436
Freddie Mac Pool #QJ7032 6.50% 10/1/2054 (a)	7,376	7,670
Freddie Mac Pool #QJ6336 6.50% 10/1/2054 (a)	191	199
Freddie Mac Pool #SD8484 4.00% 11/1/2054 (a)	24,252	23,025
Freddie Mac Pool #RJ2850 4.50% 11/1/2054 (a)	21,029	20,663
Freddie Mac Pool #RJ2851 4.50% 11/1/2054 (a)	12,360	12,079
Freddie Mac Pool #RJ2860 5.00% 11/1/2054 (a)	18,685	18,668
Freddie Mac Pool #SD8474 5.00% 11/1/2054 (a)	5,225	5,215
Freddie Mac Pool #RJ2836 5.00% 11/1/2054 (a)	97	97
Freddie Mac Pool #SD8475 5.50% 11/1/2054 (a)	115,506	117,210
Freddie Mac Pool #RJ2913 5.50% 11/1/2054 (a)	25,464	25,885
Freddie Mac Pool #RJ2917 5.50% 11/1/2054 (a)	4,131	4,196
Freddie Mac Pool #QJ8904 5.50% 11/1/2054 (a)	261	265
Freddie Mac Pool #QJ8523 5.50% 11/1/2054 (a)	30	30
Freddie Mac Pool #RJ2922 6.00% 11/1/2054 (a)	8,791	9,046
Freddie Mac Pool #QJ9527 6.00% 11/1/2054 (a)	3,929	4,037
Freddie Mac Pool #SD8476 6.00% 11/1/2054 (a)	31	31
Freddie Mac Pool #SD8487 4.00% 12/1/2054 (a)	13,030	12,370
Freddie Mac Pool #RJ3163 5.00% 12/1/2054 (a)	50,180	50,374
Freddie Mac Pool #RJ3017 5.00% 12/1/2054 (a)	39,365	39,291
Freddie Mac Pool #RJ3012 5.00% 12/1/2054 (a)	18,098	18,163
Freddie Mac Pool #SD8491 5.00% 12/1/2054 (a)	12,965	12,945
Freddie Mac Pool #QX1743 5.00% 12/1/2054 (a)	12,415	12,458
Freddie Mac Pool #QX2834 5.00% 12/1/2054 (a)	4,113	4,127
Freddie Mac Pool #QX1754 5.50% 12/1/2054 (a)	21,514	21,939
Freddie Mac Pool #RJ3078 5.50% 12/1/2054 (a)	12,974	13,244
Freddie Mac Pool #SD8493 5.50% 12/1/2054 (a)	6,183	6,275
Freddie Mac Pool #QX0376 5.50% 12/1/2054 (a)	863	879
Freddie Mac Pool #QJ9949 6.00% 12/1/2054 (a)	2,203	2,264
Freddie Mac Pool #QX0553 6.00% 12/1/2054 (a)	2,148	2,206
Freddie Mac Pool #QX1881 6.00% 12/1/2054 (a)	2,120	2,185
Freddie Mac Pool #QX2195 6.00% 12/1/2054 (a)	908	933
Freddie Mac Pool #QX1463 6.00% 12/1/2054 (a)	371	381
Freddie Mac Pool #RJ3594 7.00% 12/1/2054 (a)	477	502
Freddie Mac Pool #RJ3291 5.50% 1/1/2055 (a)	27,349	27,878
Freddie Mac Pool #QX2812 5.50% 1/1/2055 (a)	8,843	9,020
Freddie Mac Pool #SD8494 5.50% 1/1/2055 (a)	7,620	7,732
Freddie Mac Pool #RJ3240 6.00% 1/1/2055 (a)	41,424	42,898
Freddie Mac Pool #SD8496 6.00% 1/1/2055 (a)	23,073	23,704
Freddie Mac Pool #RJ3301 6.00% 1/1/2055 (a)	17,307	18,017
Freddie Mac Pool #RJ3305 6.00% 1/1/2055 (a)	12,570	13,030
Freddie Mac Pool #QX4065 6.00% 1/1/2055 (a)	4,458	4,581
Freddie Mac Pool #QX2593 6.00% 1/1/2055 (a)	2,723	2,799
Freddie Mac Pool #QX3511 6.00% 1/1/2055 (a)	2,270	2,333
Freddie Mac Pool #SL2928 7.00% 1/1/2055 (a)	13,205	13,893
Freddie Mac Pool #QX2869 7.00% 1/1/2055 (a)	1,000	1,055
Freddie Mac Pool #QX4632 7.00% 1/1/2055 (a)	954	1,009
Freddie Mac Pool #SD8503 4.00% 2/1/2055 (a)	3,597	3,415
Freddie Mac Pool #RJ3264 4.50% 2/1/2055 (a)	18,899	18,465

The Bond Fund of America	30

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #SD8505 5.00% 2/1/2055 (a)	USD12,145	$12,121
Freddie Mac Pool #SD8506 5.50% 2/1/2055 (a)	12,964	13,156
Freddie Mac Pool #SD8507 6.00% 2/1/2055 (a)	33,086	33,992
Freddie Mac Pool #SL0797 6.00% 2/1/2055 (a)	13,972	14,449
Freddie Mac Pool #RJ4076 6.00% 2/1/2055 (a)	699	718
Freddie Mac Pool #QX5000 6.00% 2/1/2055 (a)	670	689
Freddie Mac Pool #QX6204 6.00% 2/1/2055 (a)	385	395
Freddie Mac Pool #QX5276 6.00% 2/1/2055 (a)	167	171
Freddie Mac Pool #QX6717 6.00% 2/1/2055 (a)	34	35
Freddie Mac Pool #QX6698 6.50% 2/1/2055 (a)	1,672	1,746
Freddie Mac Pool #QX6910 7.00% 2/1/2055 (a)	1,000	1,053
Freddie Mac Pool #SD8529 3.50% 3/1/2055 (a)	8,999	8,345
Freddie Mac Pool #SD8520 3.50% 3/1/2055 (a)	1,000	927
Freddie Mac Pool #SD8512 4.00% 3/1/2055 (a)	1,653	1,570
Freddie Mac Pool #QX7597 4.00% 3/1/2055 (a)	946	898
Freddie Mac Pool #QX8690 4.00% 3/1/2055 (a)	500	475
Freddie Mac Pool #SD8515 5.50% 3/1/2055 (a)	777	789
Freddie Mac Pool #SD8516 6.00% 3/1/2055 (a)	32,314	33,200
Freddie Mac Pool #QX8129 6.00% 3/1/2055 (a)	1,294	1,332
Freddie Mac Pool #QX9674 6.00% 3/1/2055 (a)	919	944
Freddie Mac Pool #QX9923 6.00% 3/1/2055 (a)	858	888
Freddie Mac Pool #SL0924 6.00% 3/1/2055 (a)	457	470
Freddie Mac Pool #QX8824 6.00% 3/1/2055 (a)	25	26
Freddie Mac Pool #SD8517 6.50% 3/1/2055 (a)	52,315	54,380
Freddie Mac Pool #QX8778 6.50% 3/1/2055 (a)	3,164	3,334
Freddie Mac Pool #QX9148 6.50% 3/1/2055 (a)	2,902	3,045
Freddie Mac Pool #QX9677 6.50% 3/1/2055 (a)	1,226	1,275
Freddie Mac Pool #QX8785 6.50% 3/1/2055 (a)	546	572
Freddie Mac Pool #QX8699 7.00% 3/1/2055 (a)	233	246
Freddie Mac Pool #SD8521 4.00% 4/1/2055 (a)	26,678	25,327
Freddie Mac Pool #QX9668 4.00% 4/1/2055 (a)	1,000	949
Freddie Mac Pool #QY0231 4.00% 4/1/2055 (a)	711	675
Freddie Mac Pool #SL1094 5.00% 4/1/2055 (a)	6,845	6,842
Freddie Mac Pool #SD8525 6.00% 4/1/2055 (a)	67,158	69,004
Freddie Mac Pool #QY0860 6.00% 4/1/2055 (a)	10,234	10,517
Freddie Mac Pool #SL0796 6.00% 4/1/2055 (a)	6,417	6,594
Freddie Mac Pool #SL1416 6.00% 4/1/2055 (a)	4,485	4,608
Freddie Mac Pool #SL1413 6.00% 4/1/2055 (a)	2,684	2,758
Freddie Mac Pool #QY3388 6.00% 4/1/2055 (a)	1,694	1,740
Freddie Mac Pool #QY1235 6.00% 4/1/2055 (a)	1,264	1,299
Freddie Mac Pool #QY0320 6.00% 4/1/2055 (a)	771	800
Freddie Mac Pool #QY0962 6.00% 4/1/2055 (a)	646	664
Freddie Mac Pool #QY1065 6.00% 4/1/2055 (a)	575	591
Freddie Mac Pool #QY1233 6.00% 4/1/2055 (a)	554	569
Freddie Mac Pool #QY1288 6.00% 4/1/2055 (a)	464	477
Freddie Mac Pool #QY0266 6.00% 4/1/2055 (a)	79	81
Freddie Mac Pool #QX9257 6.00% 4/1/2055 (a)	48	50
Freddie Mac Pool #SD8537 3.50% 5/1/2055 (a)	1,000	927
Freddie Mac Pool #SD8530 4.00% 5/1/2055 (a)	6,999	6,643
Freddie Mac Pool #QY2903 4.00% 5/1/2055 (a)	2,911	2,763
Freddie Mac Pool #QY3408 4.00% 5/1/2055 (a)	886	841
Freddie Mac Pool #RQ0019 4.00% 5/1/2055 (a)	397	377
Freddie Mac Pool #SD8532 5.00% 5/1/2055 (a)	6,372	6,359
Freddie Mac Pool #SD8533 5.50% 5/1/2055 (a)	44,513	45,169
Freddie Mac Pool #RQ0022 5.50% 5/1/2055 (a)	12,662	12,846
Freddie Mac Pool #SD8534 6.00% 5/1/2055 (a)	33,415	34,337
Freddie Mac Pool #RJ4529 6.00% 5/1/2055 (a)	5,363	5,511
Freddie Mac Pool #SL1137 6.00% 5/1/2055 (a)	2,233	2,294
Freddie Mac Pool #QY5512 6.00% 5/1/2055 (a)	1,991	2,046
Freddie Mac Pool #SL1138 6.00% 5/1/2055 (a)	1,328	1,365
Freddie Mac Pool #QY3446 6.00% 5/1/2055 (a)	914	939
Freddie Mac Pool #QY1975 6.00% 5/1/2055 (a)	632	653
Freddie Mac Pool #QY3449 6.00% 5/1/2055 (a)	399	410
Freddie Mac Pool #SD8536 7.00% 5/1/2055 (a)	70,756	74,439
Freddie Mac Pool #QY4408 7.00% 5/1/2055 (a)	42	44
Freddie Mac Pool #RQ0012 5.00% 6/1/2055 (a)	7,805	7,790

31	The Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #RQ0013 5.50% 6/1/2055 (a)	USD11,149	$11,313
Freddie Mac Pool #QY6174 6.00% 6/1/2055 (a)	2,592	2,664
Freddie Mac Pool #RQ0015 6.50% 6/1/2055 (a)	110,615	114,981
Freddie Mac Pool #RQ0024 4.00% 7/1/2055 (a)	14	13
Freddie Mac Pool #RQ0026 5.00% 7/1/2055 (a)	2,674	2,668
Freddie Mac Pool #RQ0027 5.50% 7/1/2055 (a)	97,065	98,474
Freddie Mac Pool #RQ0028 6.00% 7/1/2055 (a)	263,364	270,502
Freddie Mac Pool #QY8509 6.00% 7/1/2055 (a)	12,502	12,850
Freddie Mac Pool #QY7483 6.00% 7/1/2055 (a)	10,893	11,198
Freddie Mac Pool #QY7784 6.00% 7/1/2055 (a)	8,598	8,836
Freddie Mac Pool #QY7786 6.00% 7/1/2055 (a)	2,588	2,660
Freddie Mac Pool #QY8512 6.00% 7/1/2055 (a)	454	467
Freddie Mac Pool #QY8178 6.00% 7/1/2055 (a)	25	26
Freddie Mac Pool #SL2625 6.50% 7/1/2055 (a)	49,674	51,634
Freddie Mac Pool #SL1959 6.50% 7/1/2055 (a)	43,000	44,690
Freddie Mac Pool #QY9739 4.00% 8/1/2055 (a)	916	870
Freddie Mac Pool #RQ0037 4.00% 8/1/2055 (a)	93	88
Freddie Mac Pool #RQ0040 5.50% 8/1/2055 (a)	4,837	4,907
Freddie Mac Pool #RQ0041 6.00% 8/1/2055 (a)	76,426	78,497
Freddie Mac Pool #QZ2481 4.00% 9/1/2055 (a)	843	800
Freddie Mac Pool #QZ2718 4.00% 9/1/2055 (a)	500	475
Freddie Mac Pool #RQ0049 5.50% 9/1/2055 (a)	384	389
Freddie Mac Pool #RQ0050 6.00% 9/1/2055 (a)	32,069	32,955
Freddie Mac Pool #RQ0056 5.50% 10/1/2055 (a)	16,042	16,275
Freddie Mac Pool #RQ0061 4.00% 11/1/2055 (a)	5,000	4,746
Freddie Mac Pool #QZ7948 4.00% 11/1/2055 (a)	948	899
Freddie Mac Pool #RQ0073 4.00% 12/1/2055 (a)	1,000	949
Freddie Mac Pool #TA0267 4.00% 12/1/2055 (a)	85	81
Freddie Mac Pool #RQ0082 4.00% 1/1/2056 (a)	2,638	2,504
Freddie Mac, Series 2122, Class QM, 6.25% 2/15/2029 (a)	84	85
Freddie Mac, Series K749, Class AM, 2.12% 6/25/2029 (a)	2,069	1,954
Freddie Mac, Series K127, Class A2, 2.108% 1/25/2031 (a)	1,000	911
Freddie Mac, Series K142, Class A2, 2.40% 3/25/2032 (a)	7,924	7,153
Freddie Mac, Series 3257, Class PA, 5.50% 12/15/2036 (a)	1,516	1,585
Freddie Mac, Series 3286, Class JN, 5.50% 2/15/2037 (a)	1,083	1,129
Freddie Mac, Series 3318, Class JT, 5.50% 5/15/2037 (a)	642	669
Freddie Mac, Series K060, Class A2, Multi Family, 3.30% 10/25/2026 (a)	400	398
Freddie Mac, Series K742, Class A2, Multi Family, 1.76% 3/25/2028 (a)	3,000	2,878
Freddie Mac, Series K079, Class A2, Multi Family, 3.926% 6/25/2028 (a)	172	172
Freddie Mac, Series K082, Class A2, Multi Family, 3.92% 9/25/2028 (a)(c)	1,680	1,684
Freddie Mac, Series K749, Class A2, Multi Family, 2.12% 6/25/2029 (a)	2,113	2,010
Freddie Mac, Series K101, Class A2, Multi Family, 2.524% 10/25/2029 (a)	62	59
Freddie Mac, Series K105, Class A2, Multi Family, 1.872% 1/25/2030 (a)	23	21
Freddie Mac, Series K751, Class A2, Multi Family, 4.412% 3/25/2030 (a)	116,127	117,833
Freddie Mac, Series K140, Class A2, Multi Family, 2.25% 1/25/2032 (a)	6,650	5,967
Freddie Mac, Series K144, Class A2, Multi Family, 2.45% 4/25/2032 (a)	7,501	6,776
Freddie Mac, Series K143, Class A2, Multi Family, 2.35% 6/25/2032 (a)	7,984	7,185
Freddie Mac, Series K144, Class AM, Multi Family, 2.45% 7/25/2032 (a)	5,000	4,500
Freddie Mac, Series K144, Class A2, Multi Family, 2.45% 7/25/2032 (a)	3,551	3,209
Freddie Mac, Series K156, Class A2, Multi Family, 4.43% 2/25/2033 (a)(c)	24,842	25,004
Freddie Mac, Series 3147, Class OD, principal only, 0% 4/15/2036 (a)	171	156
Freddie Mac, Series 3136, Class OP, principal only, 0% 4/15/2036 (a)	167	138
Freddie Mac, Series 3156, Class PO, principal only, 0% 5/15/2036 (a)	555	490
Freddie Mac, Series 3149, Class MO, principal only, 0% 5/15/2036 (a)	47	42
Freddie Mac, Series 3149, Class AO, principal only, 0% 5/15/2036 (a)	41	36
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class HA, 3.00% 1/25/2056 (a)	18,494	17,675
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class MA, 3.00% 1/25/2056 (a)	2,709	2,565
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class MT, 3.00% 7/25/2056 (a)	4,849	4,287
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class HA, 3.25% 7/25/2056 (a)(c)	7,578	7,310
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class HT, 3.25% 7/25/2056 (a)	973	876
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class MA, 3.00% 8/25/2056 (a)	22,801	21,658
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class HA, 3.00% 8/25/2056 (a)(c)	21,419	20,447
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-1, Class HT, 3.00% 5/25/2057 (a)	5,088	4,423
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class HT, 3.25% 6/25/2057 (a)(c)	7,150	6,542
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class MT, 3.50% 6/25/2057 (a)	4,451	4,062
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class M45T, 4.50% 6/25/2057 (a)	3,736	3,691

The Bond Fund of America	32

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-3, Class MA, 3.50% 8/25/2057 (a)(c)	USD31,669	$31,100
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-2, Class MT, 3.50% 11/25/2057 (a)	7,415	6,677
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-1, Class MT, 3.50% 7/25/2058 (a)	2,496	2,241
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-1, Class MA, 3.50% 7/25/2058 (a)	903	884
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MT, 3.50% 8/25/2058 (a)	2,096	1,879
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MA, 3.50% 8/26/2058 (a)	15,292	14,908
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-3, Class MT, 3.50% 10/25/2058 (a)	1,281	1,152
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-3, Class MA, 3.50% 10/25/2058 (a)	362	355
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-4, Class MA, 3.00% 2/25/2059 (a)	67,885	63,949
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2024-2, Class MT, 3.50% 5/25/2064 (a)	35,131	30,883
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-1, Class A1, 3.50% 6/25/2028 (a)	13,228	13,012
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-2, Class A1, 3.50% 11/25/2028 (a)	10,463	10,307
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-2, Class A1C, 2.75% 9/25/2029 (a)	37,376	36,017
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-3, Class A1C, 2.75% 11/25/2029 (a)	18,619	17,709
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2022-1, Class A1, 3.50% 5/25/2032 (a)	26,324	25,684
Government National Mortgage Assn. 2.50% 1/1/2056 (a)(e)	20,156	17,389
Government National Mortgage Assn. 5.50% 1/1/2056 (a)(e)	28,458	28,738
Government National Mortgage Assn. Pool #MA0908 2.50% 4/20/2028 (a)	146	144
Government National Mortgage Assn. Pool #AB3820 5.00% 12/20/2035 (a)	140	140
Government National Mortgage Assn. Pool #AB3819 5.00% 12/20/2039 (a)	244	247
Government National Mortgage Assn. Pool #004636 4.50% 2/20/2040 (a)	602	607
Government National Mortgage Assn. Pool #783689 5.50% 2/20/2040 (a)	971	1,006
Government National Mortgage Assn. Pool #AB3818 4.50% 6/20/2041 (a)	57	56
Government National Mortgage Assn. Pool #783688 5.00% 6/20/2041 (a)	886	905
Government National Mortgage Assn. Pool #AC2886 4.50% 8/20/2041 (a)	428	422
Government National Mortgage Assn. Pool #AB3664 4.50% 8/20/2041 (a)	94	92
Government National Mortgage Assn. Pool #783687 4.50% 12/20/2041 (a)	2,716	2,687
Government National Mortgage Assn. Pool #754353 3.50% 4/20/2042 (a)	219	200
Government National Mortgage Assn. Pool #AD7620 3.50% 3/20/2043 (a)	722	658
Government National Mortgage Assn. Pool #BC1530 3.00% 8/20/2047 (a)	2,775	2,510
Government National Mortgage Assn. Pool #BC1565 3.00% 8/20/2047 (a)	1,057	956
Government National Mortgage Assn. Pool #MA5019 3.50% 2/20/2048 (a)	184	171
Government National Mortgage Assn. Pool #MA5263 3.50% 6/20/2048 (a)	1,452	1,348
Government National Mortgage Assn. Pool #MA5332 5.00% 7/20/2048 (a)	27	27
Government National Mortgage Assn. Pool #MA5527 3.50% 10/20/2048 (a)	1,149	1,065
Government National Mortgage Assn. Pool #MA5594 3.50% 11/20/2048 (a)	1,818	1,685
Government National Mortgage Assn. Pool #MA5652 4.50% 12/20/2048 (a)	1,577	1,563
Government National Mortgage Assn. Pool #MA5754 4.50% 2/20/2049 (a)	24	24
Government National Mortgage Assn. Pool #MA5755 5.00% 2/20/2049 (a)	114	114
Government National Mortgage Assn. Pool #MA5817 4.00% 3/20/2049 (a)	8,000	7,672
Government National Mortgage Assn. Pool #MA5818 4.50% 3/20/2049 (a)	1,386	1,374
Government National Mortgage Assn. Pool #MA6041 4.50% 7/20/2049 (a)	225	223
Government National Mortgage Assn. Pool #MA6042 5.00% 7/20/2049 (a)	54	55
Government National Mortgage Assn. Pool #MA6156 4.50% 9/20/2049 (a)	1,360	1,343
Government National Mortgage Assn. Pool #MA6600 3.50% 4/20/2050 (a)	51,529	47,536
Government National Mortgage Assn. Pool #MA6602 4.50% 4/20/2050 (a)	342	338
Government National Mortgage Assn. Pool #MA6994 2.00% 11/20/2050 (a)	13,408	11,118
Government National Mortgage Assn. Pool #BZ3978 2.50% 11/20/2050 (a)	1,261	1,086
Government National Mortgage Assn. Pool #MA7051 2.00% 12/20/2050 (a)	19,144	15,873
Government National Mortgage Assn. Pool #MA7259 4.50% 3/20/2051 (a)	15,605	15,490
Government National Mortgage Assn. Pool #785607 2.50% 8/20/2051 (a)	40,194	34,416
Government National Mortgage Assn. Pool #785575 2.50% 8/20/2051 (a)	26,189	22,368
Government National Mortgage Assn. Pool #785659 2.50% 10/20/2051 (a)	30,222	25,877
Government National Mortgage Assn. Pool #786706 2.50% 12/20/2051 (a)	8,163	6,959
Government National Mortgage Assn. Pool #785847 2.50% 1/20/2052 (a)	29,214	25,014
Government National Mortgage Assn. Pool #MA7827 2.50% 1/20/2052 (a)	8,359	7,220
Government National Mortgage Assn. Pool #MA7881 2.50% 2/20/2052 (a)	9,665	8,347
Government National Mortgage Assn. Pool #786502 2.50% 2/20/2052 (a)	1,505	1,297
Government National Mortgage Assn. Pool #MA7936 2.50% 3/20/2052 (a)	5,960	5,148
Government National Mortgage Assn. Pool #785998 2.50% 3/20/2052 (a)	2,675	2,294
Government National Mortgage Assn. Pool #786701 2.50% 3/20/2052 (a)	472	408
Government National Mortgage Assn. Pool #786647 2.50% 3/20/2052 (a)	84	73
Government National Mortgage Assn. Pool #MA7937 3.00% 3/20/2052 (a)	17,399	15,665
Government National Mortgage Assn. Pool #MA7987 2.50% 4/20/2052 (a)	964	832
Government National Mortgage Assn. Pool #MA7988 3.00% 4/20/2052 (a)	13,186	11,872
Government National Mortgage Assn. Pool #MA8044 3.50% 5/20/2052 (a)	32,298	29,767

33	The Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Government National Mortgage Assn. Pool #MA8099 3.50% 6/20/2052 (a)	USD4,938	$4,543
Government National Mortgage Assn. Pool #MA8147 2.50% 7/20/2052 (a)	681	589
Government National Mortgage Assn. Pool #MA8148 3.00% 7/20/2052 (a)	33,642	30,289
Government National Mortgage Assn. Pool #MA8199 3.50% 8/20/2052 (a)	6,227	5,711
Government National Mortgage Assn. Pool #MA8266 3.50% 9/20/2052 (a)	133,869	123,707
Government National Mortgage Assn. Pool #MA8267 4.00% 9/20/2052 (a)	42,630	40,633
Government National Mortgage Assn. Pool #MA8346 4.00% 10/20/2052 (a)	52,807	50,262
Government National Mortgage Assn. Pool #MA8425 3.50% 11/20/2052 (a)	3,391	3,111
Government National Mortgage Assn. Pool #MA8426 4.00% 11/20/2052 (a)	1,666	1,585
Government National Mortgage Assn. Pool #MA8487 3.50% 12/20/2052 (a)	28	25
Government National Mortgage Assn. Pool #MA8488 4.00% 12/20/2052 (a)	1,023	975
Government National Mortgage Assn. Pool #MA8567 4.00% 1/20/2053 (a)	26,634	25,384
Government National Mortgage Assn. Pool #MA8723 4.00% 3/20/2053 (a)	17,345	16,537
Government National Mortgage Assn. Pool #MA8799 4.50% 4/20/2053 (a)	166,630	163,425
Government National Mortgage Assn. Pool #MA8800 5.00% 4/20/2053 (a)	3,451	3,458
Government National Mortgage Assn. Pool #MA8878 5.00% 5/20/2053 (a)	8,225	8,233
Government National Mortgage Assn. Pool #MA8947 5.00% 6/20/2053 (a)	2,672	2,680
Government National Mortgage Assn. Pool #MA9015 4.50% 7/20/2053 (a)	136,394	133,633
Government National Mortgage Assn. Pool #MA9016 5.00% 7/20/2053 (a)	27,887	27,950
Government National Mortgage Assn. Pool #MA9104 4.50% 8/20/2053 (a)	47,507	46,555
Government National Mortgage Assn. Pool #MA9169 4.50% 9/20/2053 (a)	72,903	71,307
Government National Mortgage Assn. Pool #MA9170 5.00% 9/20/2053 (a)	39,047	39,146
Government National Mortgage Assn. Pool #MA9240 5.00% 10/20/2053 (a)	2,382	2,392
Government National Mortgage Assn. Pool #MA9776 4.00% 7/20/2054 (a)	14,114	13,416
Government National Mortgage Assn. Pool #MA9961 3.50% 10/20/2054 (a)	556	506
Government National Mortgage Assn. Pool #MB0024 4.50% 11/20/2054 (a)	165,490	161,457
Government National Mortgage Assn. Pool #MB0147 5.50% 1/20/2055 (a)	20,794	21,032
Government National Mortgage Assn. Pool #MB0205 5.50% 2/20/2055 (a)	2,245	2,271
Government National Mortgage Assn. Pool #MB0424 5.50% 6/20/2055 (a)	29,655	29,972
Government National Mortgage Assn. Pool #MB0485 5.50% 7/20/2055 (a)	17,072	17,255
Government National Mortgage Assn. Pool #MB0682 3.50% 10/20/2055 (a)	11,727	10,681
Government National Mortgage Assn. Pool #MB0742 3.50% 11/20/2055 (a)	4,985	4,540
Government National Mortgage Assn. Pool #694836 5.683% 9/20/2059 (a)	— (b)	— (b)
Government National Mortgage Assn. Pool #721648 5.05% 4/20/2061 (a)	4	3
Government National Mortgage Assn. Pool #725876 4.88% 9/20/2061 (a)	— (b)	— (b)
Government National Mortgage Assn. Pool #710085 4.94% 9/20/2061 (a)	2	2
Government National Mortgage Assn. Pool #725879 4.88% 10/20/2061 (a)	— (b)	— (b)
Government National Mortgage Assn. Pool #AC1008 4.694% 10/20/2063 (a)	— (b)	— (b)
Government National Mortgage Assn. Pool #776095 4.738% 2/20/2064 (a)	— (b)	— (b)
Government National Mortgage Assn. Pool #725893 5.20% 9/20/2064 (a)	— (b)	— (b)
Government National Mortgage Assn. Pool #AG8238 4.887% 12/20/2064 (a)	1	1
Government National Mortgage Assn. Pool #AE9612 4.737% 1/20/2065 (a)	1	1
Government National Mortgage Assn., Series 2021-2, Class AH, 1.50% 6/16/2063 (a)	11,283	8,421
Uniform Mortgage-Backed Security 2.00% 1/1/2041 (a)(e)	42,000	38,896
Uniform Mortgage-Backed Security 2.50% 1/1/2041 (a)(e)	22,429	21,225
Uniform Mortgage-Backed Security 3.50% 1/1/2041 (a)(e)	37,000	35,974
Uniform Mortgage-Backed Security 4.00% 1/1/2041 (a)(e)	29,000	28,625
Uniform Mortgage-Backed Security 2.00% 1/1/2056 (a)(e)	162,652	131,519
Uniform Mortgage-Backed Security 2.50% 1/1/2056 (a)(e)	798,224	674,936
Uniform Mortgage-Backed Security 3.00% 1/1/2056 (a)(e)	55,770	49,336
Uniform Mortgage-Backed Security 3.50% 1/1/2056 (a)(e)	2,249	2,079
Uniform Mortgage-Backed Security 4.00% 1/1/2056 (a)(e)	35,512	33,689
Uniform Mortgage-Backed Security 4.50% 1/1/2056 (a)(e)	182,873	178,553
Uniform Mortgage-Backed Security 5.00% 1/1/2056 (a)(e)	191,604	191,110
Uniform Mortgage-Backed Security 5.50% 1/1/2056 (a)(e)	6,850	6,947
Uniform Mortgage-Backed Security 6.00% 1/1/2056 (a)(e)	573	588
Uniform Mortgage-Backed Security 6.50% 1/1/2056 (a)(e)	24,799	25,776
Uniform Mortgage-Backed Security 7.00% 1/1/2056 (a)(e)	69,229	72,860
Uniform Mortgage-Backed Security 2.00% 2/1/2056 (a)(e)	432,129	349,330
Uniform Mortgage-Backed Security 2.50% 2/1/2056 (a)(e)	448,209	378,912
Uniform Mortgage-Backed Security 3.00% 2/1/2056 (a)(e)	41,770	36,922
Uniform Mortgage-Backed Security 3.50% 2/1/2056 (a)(e)	533,328	491,433
Uniform Mortgage-Backed Security 4.00% 2/1/2056 (a)(e)	259,983	246,472

The Bond Fund of America	34

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Uniform Mortgage-Backed Security 4.50% 2/1/2056 (a)(e)	USD104,596	$102,027
Uniform Mortgage-Backed Security 5.00% 2/1/2056 (a)(e)	73,196	72,930
Uniform Mortgage-Backed Security 7.00% 2/1/2056 (a)(e)	111,010	116,850
		24,914,471

Commercial mortgage-backed securities 2.53%
ALA Trust, Series 2025-OANA, Class A, (1-month USD CME Term SOFR + 1.743%) 5.494% 6/15/2040 (a)(c)(d)	39,600	39,813
AMSR Trust, Series 2021-SFR3, Class A, 1.476% 10/17/2038 (a)(d)	3,963	3,876
AMSR Trust, Series 2023-SFR2, Class A, 3.95% 6/17/2040 (a)(d)	914	906
AMSR Trust, Series 2025-SFR1, Class A, 3.655% 6/17/2042 (a)(d)	22,113	21,357
AMSR Trust, Series 2025-SFR1, Class C, 3.655% 6/17/2042 (a)(d)	3,803	3,600
AMSR Trust, Series 2025-SFR1, Class D, 3.655% 6/17/2042 (a)(d)	3,833	3,593
AMSR Trust, Series 2025-SFR1, Class B, 3.655% 6/17/2042 (a)(d)	3,366	3,221
AMSR Trust, Series 2025-SFR2, Class A, 4.275% 11/17/2042 (a)(d)	27,116	26,743
ARES Commercial Mortgage Trust, Series 24-IND, Class A, (1-month USD CME Term SOFR + 1.69%) 5.442% 7/15/2041 (a)(c)(d)	5,594	5,608
Atrium Hotel Portfolio Trust, Series 2024-ATRM, Class A, 5.59% 11/10/2029 (a)(c)(d)	11,688	11,935
Atrium Hotel Portfolio Trust, Series 2024-ATRM, Class B, 6.09% 11/10/2029 (a)(c)(d)	21,250	21,725
Atrium Hotel Portfolio Trust, Series 2024-ATRM, Class C, 6.59% 11/10/2029 (a)(c)(d)	20,000	20,296
Atrium Hotel Portfolio Trust, Series 2024-ATRM, Class D, 7.935% 11/10/2029 (a)(c)(d)	26,562	27,183
Banc of America Commercial Mortgage, Inc., Series 2017-BNK3, Class A4, 3.574% 2/15/2050 (a)	115	114
Bank Commercial Mortgage Trust, Series 2017-BNK4, Class A3, 3.362% 5/15/2050 (a)	1,639	1,626
Bank Commercial Mortgage Trust, Series 2017-BNK4, Class A4, 3.625% 5/15/2050 (a)	1,660	1,645
Bank Commercial Mortgage Trust, Series 2019-BN16, Class A4, 4.005% 2/15/2052 (a)	3,920	3,889
Bank Commercial Mortgage Trust, Series 2019-BN17, Class A4, 3.714% 4/15/2052 (a)	255	251
Bank Commercial Mortgage Trust, Series 2017-BNK9, Class A4, 3.538% 11/15/2054 (a)	134	132
Bank Commercial Mortgage Trust, Series 2022-BNK43, Class A5, 4.399% 8/15/2055 (a)	450	442
Bank Commercial Mortgage Trust, Series 2023-BNK45, Class A5, 5.203% 2/15/2056 (a)	230	235
Bank Commercial Mortgage Trust, Series 2023-5YR1, Class A3, 6.26% 4/15/2056 (a)(c)	5,777	5,993
Bank Commercial Mortgage Trust, Series 2023-5YR2, Class AS, 7.14% 7/15/2056 (a)(c)	1,940	2,052
Bank Commercial Mortgage Trust, Series 2023-5YR3, Class AS, 7.315% 9/15/2056 (a)(c)	4,984	5,323
Bank Commercial Mortgage Trust, Series 2023-5YR4, Class AS, 7.274% 12/15/2056 (a)(c)	3,632	3,875
Bank Commercial Mortgage Trust, Series 2024-5YR9, Class A3, 5.614% 8/15/2057 (a)	8,275	8,618
Bank Commercial Mortgage Trust, Series 2024-5YR8, Class A3, 5.884% 8/15/2057 (a)	5,110	5,355
Bank Commercial Mortgage Trust, Series 2024-5YR11, Class A3, 5.893% 11/15/2057 (a)	6,927	7,287
Bank Commercial Mortgage Trust, Series 2024-5YR11, Class AS, 6.139% 11/15/2057 (a)	3,763	3,938
Bank Commercial Mortgage Trust, Series 2024-5YR12, Class A3, 5.902% 12/15/2057 (a)(c)	5,258	5,533
Bank Commercial Mortgage Trust, Series 2024-5YR12, Class AS, 6.122% 12/15/2057 (a)(c)	7,094	7,425
Bank Commercial Mortgage Trust, Series 2025-5YR14, Class AS, 6.072% 4/15/2058 (a)(c)	13,090	13,709
Bank Commercial Mortgage Trust, Series 2025-5YR14, Class C, 6.463% 4/15/2058 (a)(c)	2,300	2,365
Bank Commercial Mortgage Trust, Series 2017-BNK7, Class A5, 3.435% 9/15/2060 (a)	3,750	3,703
Bank Commercial Mortgage Trust, Series 2018-BN10, Class A5, 3.688% 2/15/2061 (a)	510	506
Bank Commercial Mortgage Trust, Series 2018-BN10, Class A4, 3.428% 2/17/2061 (a)	312	308
Bank Commercial Mortgage Trust, Series 2019-BN12, Class A3, 3.99% 5/15/2061 (a)	500	498
Bank Commercial Mortgage Trust, Series 2018-BN12, Class A4, 4.255% 5/15/2061 (a)(c)	6,116	6,120
Bank Commercial Mortgage Trust, Series 2019-BN19, Class A3, 3.183% 8/15/2061 (a)	9,039	8,570
Bank Commercial Mortgage Trust, Series 2018-BN13, Class A5, 4.217% 8/15/2061 (a)(c)	250	250
Bank Commercial Mortgage Trust, Series 2018-BN15, Class A3, 4.138% 11/15/2061 (a)	477	477
Bank Commercial Mortgage Trust, Series 2019-BN18, Class A4, 3.584% 5/15/2062 (a)	5,000	4,817
Bank Commercial Mortgage Trust, Series 2019-BN24, Class A3, 2.96% 11/15/2062 (a)	2,000	1,896
Bank Commercial Mortgage Trust, Series 2020-BN26, Class A4, 2.403% 3/15/2063 (a)	1,654	1,519
Bank5, Series 2025-5YR18, Class AS, 5.466% 12/15/2058 (a)(c)	1,685	1,734
Barclays Commercial Mortgage Securities, LLC, Series 2018-TALL, Class A, ((1-month USD CME Term SOFR + 0.047%) + 0.872%) 4.669% 3/15/2037 (a)(c)(d)	1,574	1,493
Barclays Commercial Mortgage Securities, LLC, Series 2022-C16, Class A5, 4.60% 6/15/2055 (a)(c)	160	159
Barclays Commercial Mortgage Securities, LLC, Series 2023-C19, Class A5, 5.451% 4/15/2056 (a)	1,087	1,128
Barclays Commercial Mortgage Securities, LLC, Series 2023-C21, Class A5, 6.00% 9/15/2056 (a)(c)	600	646
Barclays Commercial Mortgage Securities, LLC, Series 23-5C23, Class AS, 7.455% 12/15/2056 (a)(c)	796	852
Barclays Commercial Mortgage Securities, LLC, Series 2024-5C31, Class AS, 5.852% 12/15/2057 (a)(c)	6,782	7,033
Barclays Commercial Mortgage Securities, LLC, Series 2025-5C34, Class B, 6.542% 5/15/2058 (a)(c)	394	417
Benchmark Mortgage Trust, Series 2018-B2, Class A4, 3.615% 2/15/2051 (a)	3,475	3,442
Benchmark Mortgage Trust, Series 2018-B2, Class A5, 3.882% 2/15/2051 (a)(c)	1,906	1,892
Benchmark Mortgage Trust, Series 2018-B4, Class A5, 4.121% 7/15/2051 (a)(c)	90	90
Benchmark Mortgage Trust, Series 2018-B8, Class A5, 4.232% 1/15/2052 (a)	6,351	6,305
Benchmark Mortgage Trust, Series 2019-B9, Class A5, 4.016% 3/15/2052 (a)	5,135	5,058

35	The Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Commercial mortgage-backed securities (continued)
Benchmark Mortgage Trust, Series 2020-B17, Class A5, 2.289% 3/15/2053 (a)	USD944	$854
Benchmark Mortgage Trust, Series 2018-B7, Class A3, 4.241% 5/15/2053 (a)	1,000	999
Benchmark Mortgage Trust, Series 2018-B7, Class A4, 4.51% 5/15/2053 (a)(c)	13,158	13,220
Benchmark Mortgage Trust, Series 2020-B19, Class A5, 1.85% 9/15/2053 (a)	18,592	16,505
Benchmark Mortgage Trust, Series 2020-B20, Class A5, 2.034% 10/15/2053 (a)	9,000	7,973
Benchmark Mortgage Trust, Series 2020-B20, Class AS, 2.375% 10/15/2053 (a)	1,450	1,255
Benchmark Mortgage Trust, Series 2020-B21, Class AS, 2.254% 12/17/2053 (a)	1,600	1,403
Benchmark Mortgage Trust, Series 2021-B24, Class A4, 2.264% 3/15/2054 (a)	6,750	6,107
Benchmark Mortgage Trust, Series 2021-B25, Class A5, 2.577% 4/15/2054 (a)	24,661	22,201
Benchmark Mortgage Trust, Series 2021-B27, Class A5, 2.39% 7/15/2054 (a)	3,785	3,380
Benchmark Mortgage Trust, Series 2021-B31, Class A5, 2.669% 12/15/2054 (a)	5,000	4,485
Benchmark Mortgage Trust, Series 2022-B33, Class A5, 3.458% 3/15/2055 (a)	3,000	2,798
Benchmark Mortgage Trust, Series 2022-B34, Class A5, 3.786% 4/15/2055 (a)(c)	1,822	1,704
Benchmark Mortgage Trust, Series 2024-V7, Class A3, 6.228% 5/15/2056 (a)(c)	15,869	16,759
Benchmark Mortgage Trust, Series 2024-V5, Class AM, 6.417% 1/10/2057 (a)(c)	1,681	1,754
Benchmark Mortgage Trust, Series 2025-V14, Class A4, 5.66% 4/15/2057 (a)	35,114	36,756
Benchmark Mortgage Trust, Series 2025-V14, Class AM, 6.09% 4/15/2057 (a)(c)	16,299	17,041
Benchmark Mortgage Trust, Series 2024-V8, Class A3, 6.189% 7/15/2057 (a)(c)	4,967	5,248
Benchmark Mortgage Trust, Series 2019-B13, Class A4, 2.952% 8/15/2057 (a)	730	694
Benchmark Mortgage Trust, Series 2024-V9, Class A3, 5.602% 8/15/2057 (a)	6,702	6,969
Benchmark Mortgage Trust, Series 2024-V9, Class AS, 6.064% 8/15/2057 (a)(c)	2,180	2,271
Benchmark Mortgage Trust, Series 2024-V10, Class A3, 5.277% 9/15/2057 (a)	2,293	2,362
Benchmark Mortgage Trust, Series 2024-V11, Class A3, 5.909% 11/15/2057 (a)(c)	25,295	26,604
Benchmark Mortgage Trust, Series 2024-V11, Class AM, 6.201% 11/15/2057 (a)(c)	14,669	15,348
Benchmark Mortgage Trust, Series 2019-B10, Class A3, 3.455% 3/15/2062 (a)	493	481
Benchmark Mortgage Trust, Series 2019-B14, Class AS, 3.049% 12/15/2062 (a)	5,000	4,741
BFLD Trust, Series 2024-WRHS, Class A, (1-month USD CME Term SOFR + 1.492%) 5.242% 7/15/2039 (a)(c)(d)	34,299	34,352
BFLD Trust, Series 24-WRHS, Class B, (1-month USD CME Term SOFR + 1.99%) 5.80% 7/15/2039 (a)(c)(d)	9,118	9,138
BMO Mortgage Trust, Series 2022-C2, Class A5, 4.974% 7/15/2054 (a)(c)	400	406
BMO Mortgage Trust, Series 2023-C5, Class A5, 5.765% 6/15/2056 (a)	404	423
BMO Mortgage Trust, Series 2023-5C1, Class A3, 6.534% 8/15/2056 (a)(c)	3,833	4,015
BMO Mortgage Trust, Series 2023-5C1, Class AS, 7.117% 8/15/2056 (a)(c)	2,661	2,812
BMO Mortgage Trust, Series 2023-C6, Class A5, 5.956% 9/15/2056 (a)(c)	2,710	2,874
BMO Mortgage Trust, Series 2023-C6, Class AS, 6.55% 9/15/2056 (a)(c)	6,880	7,382
BMO Mortgage Trust, Series 2024-5C5, Class AS, 6.364% 2/15/2057 (a)(c)	2,955	3,100
BMO Mortgage Trust, Series 2024-5C6, Class A3, 5.316% 9/15/2057 (a)	6,231	6,412
BMO Mortgage Trust, Series 2024-5C8, Class A3, 5.625% 12/15/2057 (a)(c)	25,940	27,023
BMO Mortgage Trust, Series 2024-5C8, Class AS, 5.94% 12/15/2057 (a)(c)	10,710	11,137
BMO Mortgage Trust, Series 2025-5C9, Class A3, 5.779% 4/15/2058 (a)(c)	25,292	26,496
BMO Mortgage Trust, Series 2025-5C9, Class AS, 6.165% 4/15/2058 (a)(c)	10,769	11,302
BMP Trust, Series 2024-MF23, Class A, (1-month USD CME Term SOFR + 1.372%) 5.122% 6/15/2041 (a)(c)(d)	4,990	5,003
BOCA Commercial Mortgage Trust, Series 2025-BOCA, Class A, (1-month USD CME Term SOFR + 1.60%) 5.45% 12/15/2042 (a)(c)(d)	34,256	34,358
BOCA Commercial Mortgage Trust, Series 2025-BOCA, Class B, (1-month USD CME Term SOFR + 1.90%) 5.75% 12/15/2042 (a)(c)(d)	3,170	3,180
BX Commercial Mortgage Trust, Series 2022-CSMO, Class A, (1-month USD CME Term SOFR + 2.115%) 5.865% 6/15/2027 (a)(c)(d)	53,930	54,085
BX Commercial Mortgage Trust, Series 2024-GPA3, Class A, (1-month USD CME Term SOFR + 1.293%) 5.044% 12/15/2039 (a)(c)(d)	25,023	25,052
BX Commercial Mortgage Trust, Series 2024-GPA3, Class B, (1-month USD CME Term SOFR + 1.642%) 5.393% 12/15/2039 (a)(c)(d)	5,438	5,458
BX Trust, Series 2024-KING, Class A, (1-month USD CME Term SOFR + 1.541%) 5.291% 5/15/2034 (a)(c)(d)	26,199	26,230
BX Trust, Series 2021-RISE, Class A, (1-month USD CME Term SOFR + 0.862%) 4.612% 11/15/2036 (a)(c)(d)	63,396	63,364
BX Trust, Series 2022-IND, Class A, (1-month USD CME Term SOFR + 1.491%) 5.241% 4/15/2037 (a)(c)(d)	17,868	17,898
BX Trust, Series 2021-ACNT, Class A, (1-month USD CME Term SOFR + 0.964%) 4.715% 11/15/2038 (a)(c)(d)	51,718	51,698
BX Trust, Series 2024-VLT4, Class A, (1-month USD CME Term SOFR + 1.491%) 5.242% 6/15/2041 (a)(c)(d)	2,500	2,502
BX Trust, Series 2024-BIO2, Class A, 5.413% 8/13/2041 (a)(c)(d)	12,836	13,023
BX Trust, Series 2024-AIRC, Class A, (1-month USD CME Term SOFR + 1.691%) 5.442% 8/15/2041 (a)(c)(d)	49,530	49,689
BX Trust, Series 2024-FNX, Class A, (1-month USD CME Term SOFR + 1.442%) 5.192% 11/15/2041 (a)(c)(d)	47,843	47,933
BX Trust, Series 2024-GPA2, Class A, (1-month USD CME Term SOFR + 1.542%) 5.292% 11/15/2041 (a)(c)(d)	42,027	42,122
BX Trust, Series 2024-FNX, Class B, (1-month USD CME Term SOFR + 1.742%) 5.492% 11/15/2041 (a)(c)(d)	10,568	10,597
BX Trust, Series 2024-GPA2, Class B, (1-month USD CME Term SOFR + 1.892%) 5.642% 11/15/2041 (a)(c)(d)	19,741	19,809
BX Trust, Series 2025-BIO3, Class A, 6.138% 2/10/2042 (a)(d)	18,146	18,647
BX Trust, Series 2025-BIO3, Class D, 6.961% 2/10/2042 (a)(c)(d)	960	976
BX Trust, Series 2025-ARIA, Class A, 5.031% 12/13/2042 (a)(c)(d)	27,000	27,279
BX Trust, Series 2025-DELC, Class A, (1-month USD CME Term SOFR + 1.55%) 5.507% 12/15/2042 (a)(c)(d)	13,110	13,148

The Bond Fund of America	36

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Commercial mortgage-backed securities (continued)
BX Trust, Series 2025-DELC, Class B, (1-month USD CME Term SOFR + 1.80%) 5.757% 12/15/2042 (a)(c)(d)	USD1,101	$1,104
BX Trust, Series 2025-VOLT, Class A, (1-month USD CME Term SOFR + 1.70%) 5.70% 12/15/2044 (a)(c)(d)	58,767	58,910
BX Trust, Series 2025-VOLT, Class C, (1-month USD CME Term SOFR + 2.10%) 6.10% 12/15/2044 (a)(c)(d)	8,994	9,041
BX Trust, Series 2025-VOLT, Class D, (1-month USD CME Term SOFR + 2.75%) 6.75% 12/15/2044 (a)(c)(d)	1,395	1,399
BXP Trust, Series 2017-GM, Class A, 3.379% 6/13/2039 (a)(d)	5,963	5,857
CALI Mortgage Trust, Series 24-SUN, Class A, (1-month USD CME Term SOFR + 1.89%) 5.641% 7/15/2041 (a)(c)(d)	8,629	8,653
CALI Mortgage Trust, Series 24-SUN, Class B, (1-month USD CME Term SOFR + 2.34%) 6.091% 7/15/2041 (a)(c)(d)	7,911	7,945
CART, Series 2024-DFW1, Class A, (1-month USD CME Term SOFR + 1.642%) 5.392% 8/15/2041 (a)(c)(d)	12,291	12,289
CART, Series 2024-DFW1, Class D, (1-month USD CME Term SOFR + 3.04%) 6.79% 8/15/2041 (a)(c)(d)	4,807	4,815
CD Commercial Mortgage Trust, Series 2017-CD3, Class A4, 3.631% 2/10/2050 (a)	1,000	977
CD Commercial Mortgage Trust, Series 2017-CD6, Class A5, 3.456% 11/13/2050 (a)	5,888	5,817
Citigroup Commercial Mortgage Trust, Series 2023-PRM3, Class A, 6.36% 7/10/2028 (a)(c)(d)	5,000	5,212
Citigroup Commercial Mortgage Trust, Series 2023-SMRT, Class A, 6.015% 10/12/2040 (a)(c)(d)	140,201	144,570
Citigroup Commercial Mortgage Trust, Series 2016-GC36, Class A5, 3.616% 2/10/2049 (a)	611	608
Citigroup Commercial Mortgage Trust, Series 2016-GC37, Class A4, 3.314% 4/10/2049 (a)	644	644
Citigroup Commercial Mortgage Trust, Series 2016-C1, Class AS, 3.514% 5/10/2049 (a)	500	494
Citigroup Commercial Mortgage Trust, Series 2017-B1, Class A3, 3.197% 8/15/2050 (a)	5,947	5,861
Citigroup Commercial Mortgage Trust, Series 2017-C4, Class A4, 3.471% 10/12/2050 (a)	2,930	2,892
Citigroup Commercial Mortgage Trust, Series 2019-GC41, Class AA, 2.62% 8/10/2056 (a)	200	189
Commercial Mortgage Trust, Series 2016-COR1, Class A4, 3.091% 10/10/2049 (a)	4,000	3,958
Commercial Mortgage Trust, Series 2017-COR2, Class A2, 3.239% 9/10/2050 (a)	825	816
Commercial Mortgage Trust, Series 2017-COR2, Class A3, 3.51% 9/10/2050 (a)	2,261	2,232
Commercial Mortgage Trust, Series 2019-GC44, Class AM, 3.263% 8/15/2057 (a)	805	754
CSAIL Commercial Mortgage Trust, Series 2015-C1, Class B, 4.044% 4/15/2050 (a)(c)	429	411
CSAIL Commercial Mortgage Trust, Series 2017-CX9, Class A4, 3.176% 9/15/2050 (a)	2,330	2,294
CSAIL Commercial Mortgage Trust, Series 2017-CX10, Class A4, 3.191% 11/15/2050 (a)	56	55
CSAIL Commercial Mortgage Trust, Series 2019-C17, Class A5, 3.016% 9/15/2052 (a)	2,000	1,890
DATA 2023-CNTR Mortgage Trust, Series 2023-CNTR, Class A, 5.728% 8/12/2043 (a)(c)(d)	63,667	65,386
DC Commercial Mortgage Trust, Series 2023-DC, Class A, 6.314% 9/12/2040 (a)(d)	6,865	7,075
DC Commercial Mortgage Trust, Series 2023-DC, Class B, 6.804% 9/12/2040 (a)(d)	7,957	8,210
DC Commercial Mortgage Trust, Series 2023-DC, Class C, 7.14% 9/12/2040 (a)(c)(d)	6,119	6,336
Deutsche Bank Commercial Mortgage Trust, Series 2016-C1, Class AM, 3.539% 5/10/2049 (a)	500	496
Durst Commercial Mortgage Trust, Series 2025-151, Class A, 5.317% 8/10/2042 (a)(c)(d)	27,401	27,980
ELM Trust 2024, Series 2024-ELM, Class A15, 5.994% 6/10/2039 (a)(c)(d)	10,124	10,184
ELM Trust 2024, Series 2024-ELM, Class A10, 5.994% 6/10/2039 (a)(c)(d)	7,008	7,049
Extended Stay America Trust, Series 2025-ESH, Class A, (1-month USD CME Term SOFR + 1.30%) 5.05% 10/15/2042 (a)(c)(d)	22,890	22,957
Extended Stay America Trust, Series 2025-ESH, Class B, (1-month USD CME Term SOFR + 1.60%) 5.35% 10/15/2042 (a)(c)(d)	5,070	5,086
Extended Stay America Trust, Series 2025-ESH, Class C, (1-month USD CME Term SOFR + 1.85%) 5.60% 10/15/2042 (a)(c)(d)	3,520	3,532
Extended Stay America Trust, Series 2025-ESH, Class D, (1-month USD CME Term SOFR + 2.60%) 6.35% 10/15/2042 (a)(c)(d)	6,120	6,174
FirstKey Homes Trust, Series 2022-SFR2, Class A, 4.145% 5/19/2039 (a)(d)	8,384	8,370
FIVE Mortgage Trust, Series 2023-V1, Class A3, 5.668% 2/10/2056 (a)(c)	1,520	1,559
Fontainebleau Miami Beach Trust, Series 2024-FBLU, Class A, (1-month USD CME Term SOFR + 1.45%) 5.20% 12/15/2039 (a)(c)(d)	3,468	3,480
FS Commercial Trust, Series 2023-4SZN, Class A, 7.066% 11/10/2039 (a)(d)	16,156	16,454
FS Trust, Series 2024-HULA, Class A, (1-month USD CME Term SOFR + 1.811%) 5.561% 8/15/2039 (a)(c)(d)	29,925	30,042
Grace Mortgage Trust, Series 2020-GRCE, Class A, 2.347% 12/10/2040 (a)(d)	6,073	5,456
Great Wolf Trust, Series 2024-WLF2, Class A, (1-month USD CME Term SOFR + 1.691%) 5.441% 5/15/2041 (a)(c)(d)	16,268	16,333
GS Mortgage Securities Trust, Series 2024-70P, Class A, 5.487% 3/10/2041 (a)(c)(d)	15,326	15,510
GS Mortgage Securities Trust, Series 2016-GS4, Class A3, 3.178% 11/10/2049 (a)	1,893	1,881
GS Mortgage Securities Trust, Series 2016-GS4, Class A4, 3.442% 11/10/2049 (a)(c)	2,654	2,638
GS Mortgage Securities Trust, Series 2017-GS6, Class A3, 3.433% 5/10/2050 (a)	378	374
GS Mortgage Securities Trust, Series 2017-GS7, Class A3, 3.167% 8/10/2050 (a)	855	845
GS Mortgage Securities Trust, Series 2017-GS7, Class A4, 3.43% 8/10/2050 (a)	3,000	2,963
GS Mortgage Securities Trust, Series 2018-GS10, Class AS, 4.384% 7/10/2051 (a)(c)	1,526	1,478
GS Mortgage Securities Trust, Series 2019-GC38, Class A4, 3.968% 2/10/2052 (a)	255	251
GS Mortgage Securities Trust, Series 2020-GC45, Class A5, 2.911% 2/13/2053 (a)	174	164
GS Mortgage Securities Trust, Series 2020-GC47, Class A5, 2.377% 5/12/2053 (a)	7,483	6,891
GS Mortgage Securities Trust, Series 2020-GSA2, Class A5, 2.012% 12/12/2053 (a)	1,556	1,375
Hawaii Hotel Trust, Series 2025-MAUI, Class A, (1-month USD CME Term SOFR + 1.393%) 5.143% 3/15/2042 (a)(c)(d)	55,153	55,275
Hawaii Hotel Trust, Series 2025-MAUI, Class B, (1-month USD CME Term SOFR + 1.742%) 5.493% 3/15/2042 (a)(c)(d)	7,392	7,415

37	The Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Commercial mortgage-backed securities (continued)
Hawaii Hotel Trust, Series 2025-MAUI, Class C, (1-month USD CME Term SOFR + 2.042%) 5.792% 3/15/2042 (a)(c)(d)	USD1,408	$1,414
Hawaii Hotel Trust, Series 2025-MAUI, Class D, (1-month USD CME Term SOFR + 2.591%) 6.341% 3/15/2042 (a)(c)(d)	5,975	6,011
Houston Galleria Mall Trust, Series 2025-HGLR, Class A, 5.462% 2/5/2045 (a)(c)(d)	12,107	12,567
HTL Commercial Mortgage Trust, Series 2024-T53, Class A, 5.876% 5/10/2039 (a)(c)(d)	1,404	1,422
Hudson Yards Mortgage Trust, Series 2025-SPRL, Class A, 5.467% 1/13/2040 (a)(c)(d)	89,186	92,543
INTOWN Mortgage Trust, Series 2025-STAY, Class A, (1-month USD CME Term SOFR + 1.35%) 5.10% 3/15/2042 (a)(c)(d)	34,939	35,026
INTOWN Mortgage Trust, Series 2025-STAY, Class B, (1-month USD CME Term SOFR + 1.75%) 5.50% 3/15/2042 (a)(c)(d)	10,000	10,022
Invitation Homes Trust, Series 2024-SFR1, Class B, 4.00% 9/17/2041 (a)(d)	9,183	8,952
Invitation Homes Trust, Series 24-SFR1, Class A, 4.00% 9/17/2041 (a)(d)	1,802	1,776
JPMBB Commercial Mortgage Securities Trust, Series 2014-C23, Class B, 4.536% 9/15/2047 (a)(c)	100	97
JPMBB Commercial Mortgage Securities Trust, Series 2014-C26, Class B, 3.951% 1/15/2048 (a)	1,259	1,225
JPMDB Commercial Mortgage Securities Trust, Series 2017-C5, Class A5, 3.694% 3/15/2050 (a)	1,600	1,583
JPMDB Commercial Mortgage Securities Trust, Series 2017-C7, Class A5, 3.409% 10/15/2050 (a)	1,683	1,655
JPMDB Commercial Mortgage Securities Trust, Series 2019-COR6, Class A4, 3.057% 11/13/2052 (a)	975	892
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2022-OPO, Class A, 3.024% 1/5/2039 (a)(d)	23,980	21,705
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-JP4, Class A4, 3.648% 12/15/2049 (a)(c)	5,095	5,054
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2017-JP5, Class AS, 3.723% 3/15/2050 (a)	1,000	994
JW Commercial Mortgage Trust 2024-MRCO, Series 2024-BERY, Class A, (1-month USD CME Term SOFR + 1.593%) 5.343% 11/15/2039 (a)(c)(d)	4,950	4,966
LV Trust, Series 2024-SHOW, Class A, 5.104% 10/10/2041 (a)(c)(d)	1,912	1,943
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C22, Class A-4, 3.306% 4/15/2048 (a)	269	265
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C30, Class A4, 2.60% 9/15/2049 (a)	162	161
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C31, Class A-S, 3.102% 11/15/2049 (a)	3,000	2,964
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C32, Class A-4, 3.72% 12/15/2049 (a)	5,280	5,239
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2025-5C1, Class AS, 6.011% 3/15/2058 (a)	2,530	2,631
Morgan Stanley Capital I Trust, Series 2022-L8, Class A5, 3.791% 4/15/2055 (a)(c)	120	113
Multifamily Connecticut Avenue Securities, Series 2023-01, Class M7, (30-day Average USD-SOFR + 4.00%) 7.874% 11/25/2053 (a)(c)(d)	2,710	2,796
Multifamily Connecticut Avenue Securities, Series 2024-01, Class M7, (30-day Average USD-SOFR + 2.75%) 6.624% 7/25/2054 (a)(c)(d)	3,864	3,918
Multifamily Connecticut Avenue Securities, Series 2024-01, Class M10, (30-day Average USD-SOFR + 3.85%) 7.724% 7/25/2054 (a)(c)(d)	4,044	4,170
Multifamily Connecticut Avenue Securities, Series 2025-01, Class M1, (30-day Average USD-SOFR + 2.40%) 6.274% 5/25/2055 (a)(c)(d)	6,308	6,343
Multifamily Connecticut Avenue Securities, Series 2025-01, Class M2, (30-day Average USD-SOFR + 3.10%) 6.974% 5/25/2055 (a)(c)(d)	6,296	6,325
NY Commercial Mortgage Trust, Series 2025-299P, Class A, 5.664% 2/10/2047 (a)(c)(d)	6,497	6,840
NY Commercial Mortgage Trust, Series 2025-299P, Class B, 5.928% 2/10/2047 (a)(c)(d)	1,848	1,930
NYC Commercial Mortgage Trust, Series 2025-28L, Class A, 4.668% 11/5/2038 (a)(c)(d)	10,329	10,359
NYC Commercial Mortgage Trust, Series 2025-28L, Class B, 5.007% 11/5/2038 (a)(c)(d)	3,498	3,509
NYC Commercial Mortgage Trust, Series 2025-3BP, Class B, (1-month USD CME Term SOFR + 1.692%) 5.442% 2/15/2042 (a)(c)(d)	11,881	11,865
One Market Plaza Trust, Series 2017-1MKT, Class A, 3.614% 2/10/2032 (a)(d)	4,543	4,345
One Market Plaza Trust, Series 2017-1MKT, Class C, 4.016% 2/10/2032 (a)(d)	1,000	942
SCG Hotel Issuer, Inc., Series 2025-SNIP, Class A, 5.25% 9/15/2042 (a)(c)(d)	20,568	20,632
SDR Commercial Mortgage Trust, Series 2024-DSNY, Class A, (1-month USD CME Term SOFR + 1.392%) 5.142% 5/15/2039 (a)(c)(d)	7,079	7,078
SDR Commercial Mortgage Trust, Series 2024-DSNY, Class B, (1-month USD CME Term SOFR + 1.741%) 5.491% 5/15/2039 (a)(c)(d)	486	485
SFO Commerical Mortgage Trust, Series 2021-555, Class A, (1-month USD CME Term SOFR + 1.264%) 5.015% 5/15/2038 (1-month USD CME Term SOFR + 1.514% on 5/15/2026) (a)(d)(f)	14,100	14,080
SFO Commerical Mortgage Trust, Series 2021-555, Class B, (1-month USD CME Term SOFR + 1.614%) 5.365% 5/15/2038 (a)(c)(d)	1,500	1,494
SG Commercial Mortgage Securities Trust, Series 2016-C5, Class A3, 2.779% 10/10/2048 (a)	9,097	9,073
SLG Office Trust, Series 2021-OVA, Class A, 2.585% 7/15/2041 (a)(d)	23,334	20,887
SREIT Trust, Series 2021-MFP, Class A, (1-month USD CME Term SOFR + 0.845%) 4.595% 11/15/2038 (a)(c)(d)	43,155	43,146
StorageMart Commercial Mortgage Trust, Series 2022-MINI, Class A, (1-month USD CME Term SOFR + 1.00%) 4.75% 1/15/2039 (a)(c)(d)	55,785	55,799
SWCH Commercial Mortgage Trust, Series 2025-DATA, Class A, (1-month USD CME Term SOFR + 1.443%) 5.193% 2/15/2042 (a)(c)(d)	21,716	21,548
SWCH Commercial Mortgage Trust, Series 2025-DATA, Class B, (1-month USD CME Term SOFR + 1.842%) 5.592% 2/15/2042 (a)(c)(d)	9,804	9,734

The Bond Fund of America	38

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Commercial mortgage-backed securities (continued)
UBS Commercial Mortgage Trust, Series 2017-C2, Class A4, 3.487% 8/15/2050 (a)	USD250	$247
WCORE Commercial Mortgage Trust, Series 2024-CORE, Class A, (1-month USD CME Term SOFR + 1.492%) 5.242% 11/15/2041 (a)(c)(d)	40,000	40,100
WCORE Commercial Mortgage Trust, Series 2024-CORE, Class B, (1-month USD CME Term SOFR + 1.842%) 5.592% 11/15/2041 (a)(c)(d)	9,796	9,847
WCORE Commercial Mortgage Trust, Series 2024-CORE, Class C, (1-month USD CME Term SOFR + 2.241%) 5.991% 11/15/2041 (a)(c)(d)	2,400	2,416
Wells Fargo Commercial Mortgage Trust, Series 2025-1918, Class A, 5.761% 9/15/2040 (a)(c)(d)	4,144	4,187
Wells Fargo Commercial Mortgage Trust, Series 2016-C34, Class A4, 3.096% 6/15/2049 (a)	6,190	6,159
Wells Fargo Commercial Mortgage Trust, Series 2016-C34, Class AS, 3.484% 6/15/2049 (a)	380	376
Wells Fargo Commercial Mortgage Trust, Series 2016-C37, Class A5, 3.794% 12/15/2049 (a)	6,370	6,345
Wells Fargo Commercial Mortgage Trust, Series 2017-C39, Class A5, 3.418% 9/15/2050 (a)	421	414
Wells Fargo Commercial Mortgage Trust, Series 2017-C40, Class A4, 3.581% 10/15/2050 (a)	1,154	1,143
Wells Fargo Commercial Mortgage Trust, Series 2017-C40, Class AS, 3.854% 10/15/2050 (a)(c)	2,000	1,954
Wells Fargo Commercial Mortgage Trust, Series 2018-C46, Class A3, 3.888% 8/15/2051 (a)	6,500	6,481
Wells Fargo Commercial Mortgage Trust, Series 2019-C54, Class A4, 3.146% 12/15/2052 (a)	3,898	3,728
Wells Fargo Commercial Mortgage Trust, Series 2022-C62, Class A4, 4.00% 4/15/2055 (a)(c)	2,520	2,416
Wells Fargo Commercial Mortgage Trust, Series 2024-5C1, Class AS, 6.52% 7/15/2057 (a)	1,610	1,690
Wells Fargo Commercial Mortgage Trust, Series 2024-5C2, Class A3, 5.92% 11/15/2057 (a)(c)	19,224	20,250
Wells Fargo Commercial Mortgage Trust, Series 2024-5C2, Class AS, 6.145% 11/15/2057 (a)(c)	22,375	23,492
Wells Fargo Commercial Mortgage Trust, Series 2015-LC22, Class C, 4.874% 9/15/2058 (a)(c)	434	414
Wells Fargo Commercial Mortgage Trust, Series 2016-C33, Class A4, 3.426% 3/15/2059 (a)	710	708
Wells Fargo Commercial Mortgage Trust, Series 2016-C36, Class A4, 3.065% 11/15/2059 (a)	3,853	3,812
Wells Fargo Commercial Mortgage Trust, Series 2017-RC1, Class A4, 3.631% 1/15/2060 (a)	510	507
WMRK Commercial Mortgage Trust, Series 2022-WMRK, Class A, (1-month USD CME Term SOFR + 2.789%) 6.539% 11/15/2027 (a)(c)(d)	13,321	13,428
		2,504,949

Collateralized mortgage-backed obligations (privately originated) 2.18%
Angel Oak Mortgage Trust, Series 2023-6, Class A1, 6.50% 12/25/2067 (7.50% on 8/1/2027) (a)(d)(f)	5,192	5,236
Angel Oak Mortgage Trust, Series 2024-2, Class A1, 5.985% 1/25/2069 (6.985% on 1/1/2028) (a)(d)(f)	7,001	7,065
Angel Oak Mortgage Trust, Series 2024-7, Class A1, 5.621% 5/25/2069 (6.621% on 7/1/2028) (a)(d)(f)	26,615	26,827
Angel Oak Mortgage Trust, Series 2024-8, Class A1, 5.338% 5/27/2069 (6.338% on 8/1/2028) (a)(d)(f)	6,533	6,567
Arroyo Mortgage Trust, Series 2021-1R, Class A1, 1.175% 10/25/2048 (a)(c)(d)	7,238	6,565
Arroyo Mortgage Trust, Series 2020-1, Class A1A, 1.662% 3/25/2055 (a)(d)	170	165
Arroyo Mortgage Trust, Series 2022-1, Class A1A, 2.495% 12/25/2056 (3.495% on 2/25/2026) (a)(d)(f)	27,959	27,358
Atlas SP, Series 2024-RPL1, Class A1, 3.85% 4/25/2064 (4.85% on 8/1/2028) (a)(d)(f)	20,429	19,996
BRAVO Residential Funding Trust, Series 2020-RPL2, Class A1, 2.00% 5/25/2059 (a)(c)(d)	1,477	1,400
BRAVO Residential Funding Trust, Series 2020-RPL1, Class A1, 2.50% 5/26/2059 (a)(c)(d)	445	439
BRAVO Residential Funding Trust, Series 2022-RPL1, Class A1, 2.75% 9/25/2061 (a)(d)	2,256	2,083
BRAVO Residential Funding Trust, Series 2022-NQM2, Class A1, 4.272% 11/25/2061 (5.272% on 5/1/2026) (a)(d)(f)	1,262	1,265
BRAVO Residential Funding Trust, Series 2022-NQM3, Class A1, 5.108% 7/25/2062 (6.108% on 9/1/2026) (a)(d)(f)	2,297	2,296
BRAVO Residential Funding Trust, Series 2023-NQM4, Class A1, 6.435% 5/25/2063 (7.435% on 6/1/2027) (a)(d)(f)	2,789	2,800
BRAVO Residential Funding Trust, Series 2023-NQM7, Class A2, 7.383% 9/25/2063 (8.383% on 10/1/2027) (a)(d)(f)	4,089	4,136
BRAVO Residential Funding Trust, Series 2023-NQM8, Class A1, 6.394% 10/25/2063 (7.394% on 11/1/2027) (a)(d)(f)	30,052	30,292
BRAVO Residential Funding Trust, Series 2024-NQM1, Class A1, 5.943% 12/1/2063 (6.943% on 1/1/2028) (a)(d)(f)	9,906	9,981
BRAVO Residential Funding Trust, Series 2024-NQM7, Class A1, 5.554% 10/27/2064 (6.554% on 10/1/2028) (a)(d)(f)	30,963	31,205
BRAVO Residential Funding Trust, Series 2025-NQM1, Class A1, 5.604% 12/25/2064 (a)(d)(f)	15,735	15,879
BRAVO Residential Funding Trust, Series 2025-NQM5, Class A1, 5.496% 2/25/2065 (6.496% on 5/1/2027) (a)(d)(f)	7,861	7,931
Cantor Commercial Real Estate Lending, Series 2019-CF1, Class AS, 4.027% 5/15/2052 (a)	1,255	1,205
Cascade Funding Mortgage Trust, Series 2024-NR1, Class A1, 6.405% 11/25/2029 (9.405% on 11/25/2027) (a)(d)(f)	6,280	6,288
Cascade Funding Mortgage Trust, Series 2024-HB15, Class A, 4.00% 8/25/2034 (a)(c)(d)	1,683	1,678
Cascade Funding Mortgage Trust, Series 2024-HB15, Class M1, 4.00% 8/25/2034 (a)(c)(d)	969	954
Cascade Funding Mortgage Trust, Series 2024-RM5, Class A, 4.00% 10/25/2054 (a)(c)(d)	43,956	43,151
Cascade Funding Mortgage Trust, Series 2024-R1, Class A1, 4.00% 10/25/2054 (5.00% on 10/25/2028) (a)(d)(f)	14,131	13,990
Cascade Funding Mortgage Trust, Series 2024-R1, Class A2, 4.00% 10/25/2054 (5.00% on 10/25/2028) (a)(d)(f)	2,800	2,734
CFCRE Commercial Mortgage Trust, Series 2016-C7, Class A2, 3.585% 12/10/2054 (a)	1,760	1,747
Chase Mortgage Finance Corp., Series 2024-RPL2, Class A1B, 3.25% 8/25/2064 (a)(c)(d)	13,010	11,497
Chase Mortgage Finance Corp., Series 2024-RPL2, Class A1A, 3.25% 8/25/2064 (a)(c)(d)	11,794	10,540
Chase Mortgage Finance Corp., Series 2024-RPL4, Class A1B, 3.375% 12/25/2064 (a)(c)(d)	4,316	3,817
Chase Mortgage Finance Corp., Series 2024-RPL4, Class A1A, 3.375% 12/25/2064 (a)(c)(d)	1,427	1,280

39	The Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Collateralized mortgage-backed obligations (privately originated) (continued)
CIM Trust, Series 2018-R3, Class A1, 5.00% 12/25/2057 (a)(c)(d)	USD51	$51
CIM Trust, Series 2020-R3, Class A1B, 4.00% 1/26/2060 (a)(c)(d)	3,657	3,349
CIM Trust, Series 2020-R3, Class A1A, 4.00% 1/26/2060 (a)(c)(d)	3,186	3,097
CIM Trust, Series 2022-R2, Class A1, 3.75% 12/25/2061 (a)(c)(d)	27,458	26,285
CIM Trust, Series 2020-R7, Class A1B, 2.25% 12/27/2061 (a)(c)(d)	12,556	10,144
CIM Trust, Series 2023-R1, Class A1A, 5.40% 4/25/2062 (a)(c)(d)	5,862	5,844
CIM Trust, Series 2024-R1, Class A1, 4.75% 6/25/2064 (a)(c)(d)	6,388	6,361
CIM Trust, Series 2025-R1, Class A1, 5.00% 2/25/2099 (8.00% on 3/1/2028) (a)(d)(f)	13,698	13,664
Citigroup Mortgage Loan Trust, Series 2020-EXP1, Class A1A, 1.804% 5/25/2060 (a)(c)(d)	300	284
Citigroup Mortgage Loan Trust, Series 2018-RP1, Class M1, 3.00% 9/25/2064 (a)(c)(d)	3,731	3,569
Citigroup Mortgage Loan Trust, Inc., Series 2018-RP1, Class M3, 3.00% 9/25/2064 (a)(c)(d)	1,500	1,285
COLT Funding, LLC, Series 2023-1, Class A1, 6.048% 4/25/2068 (7.048% on 4/1/2027) (a)(d)(f)	1,607	1,610
COLT Funding, LLC, Series 2023-3, Class A1, 7.18% 9/25/2068 (8.18% on 9/1/2027) (a)(d)(f)	9,777	9,893
COLT Funding, LLC, Series 2023-3, Class A2, 7.432% 9/25/2068 (8.432% on 9/1/2027) (a)(d)(f)	2,028	2,051
COLT Funding, LLC, Series 2023-4, Class A1, 7.163% 10/25/2068 (8.163% on 10/1/2027) (a)(d)(f)	1,148	1,163
COLT Funding, LLC, Series 2024-INV3, Class A1, 5.443% 9/25/2069 (6.443% on 8/1/2028) (a)(d)(f)	10,048	10,117
COLT Mortgage Loan Trust, Series 2021-5, Class A1, 1.726% 11/26/2066 (a)(c)(d)	3,761	3,429
Connecticut Avenue Securities Trust, Series 2018-C03, Class 1B1, (30-day Average USD-SOFR + 3.86%) 7.739% 10/25/2030 (a)(c)	8,385	8,958
Connecticut Avenue Securities Trust, Series 2023-R01, Class 1M1, (30-day Average USD-SOFR + 2.40%) 6.274% 12/25/2042 (a)(c)(d)	8,858	9,038
Connecticut Avenue Securities Trust, Series 2023-R02, Class 1M1, (30-day Average USD-SOFR + 2.30%) 6.174% 1/25/2043 (a)(c)(d)	684	697
Connecticut Avenue Securities Trust, Series 2023-R04, Class 1M1, (30-day Average USD-SOFR + 2.30%) 6.174% 5/25/2043 (a)(c)(d)	4,627	4,716
Connecticut Avenue Securities Trust, Series 2023-R05, Class 1M1, (30-day Average USD-SOFR + 1.90%) 5.774% 6/25/2043 (a)(c)(d)	2,377	2,396
Connecticut Avenue Securities Trust, Series 2023-R05, Class 1M2, (30-day Average USD-SOFR + 3.10%) 6.974% 6/25/2043 (a)(c)(d)	3,368	3,496
Connecticut Avenue Securities Trust, Series 2023-R06, Class 1M1, (30-day Average USD-SOFR + 1.70%) 5.574% 7/25/2043 (a)(c)(d)	11,165	11,212
Connecticut Avenue Securities Trust, Series 2023-R08, Class 1M1, (30-day Average USD-SOFR + 1.50%) 5.374% 10/25/2043 (a)(c)(d)	6,232	6,244
Connecticut Avenue Securities Trust, Series 2024-R01, Class 1M1, (30-day Average USD-SOFR + 1.05%) 4.924% 1/25/2044 (a)(c)(d)	4,694	4,689
Connecticut Avenue Securities Trust, Series 2024-R01, Class 1M2, (30-day Average USD-SOFR + 1.80%) 5.674% 1/25/2044 (a)(c)(d)	6,726	6,775
Connecticut Avenue Securities Trust, Series 2024-R01, Class 1B1, (30-day Average USD-SOFR + 2.70%) 6.574% 1/25/2044 (a)(c)(d)	6,632	6,801
Connecticut Avenue Securities Trust, Series 2024-R02, Class 1M1, (30-day Average USD-SOFR + 1.10%) 4.974% 2/25/2044 (a)(c)(d)	1,975	1,974
Connecticut Avenue Securities Trust, Series 2024-R02, Class 1M2, (30-day Average USD-SOFR + 1.80%) 5.674% 2/25/2044 (a)(c)(d)	7,873	7,926
Connecticut Avenue Securities Trust, Series 2024-R04, Class 1M1, (30-day Average USD-SOFR + 1.10%) 4.974% 5/25/2044 (a)(c)(d)	1,641	1,640
Connecticut Avenue Securities Trust, Series 2024-R04, Class 1M2, (30-day Average USD-SOFR + 1.65%) 5.524% 5/25/2044 (a)(c)(d)	4,184	4,203
Connecticut Avenue Securities Trust, Series 2024-R04, Class 1B1, (30-day Average USD-SOFR + 2.20%) 6.074% 5/25/2044 (a)(c)(d)	2,222	2,246
Connecticut Avenue Securities Trust, Series 2024-R06, Class 1A1, (30-day Average USD-SOFR + 1.15%) 5.024% 9/25/2044 (a)(c)(d)	6,021	6,036
Connecticut Avenue Securities Trust, Series 2024-R06, Class 1M2, (30-day Average USD-SOFR + 1.60%) 5.474% 9/25/2044 (a)(c)(d)	6,313	6,322
Connecticut Avenue Securities Trust, Series 2025-R01, Class 1A1, (30-day Average USD-SOFR + 0.95%) 4.824% 1/25/2045 (a)(c)(d)	6,959	6,962
Connecticut Avenue Securities Trust, Series 2025-R02, Class 1A1, (30-day Average USD-SOFR + 1.00%) 4.874% 2/25/2045 (a)(c)(d)	2,281	2,285
Connecticut Avenue Securities Trust, Series 2025-R02, Class 1M1, (30-day Average USD-SOFR + 1.15%) 5.024% 2/25/2045 (a)(c)(d)	5,931	5,942
Credit Suisse Mortgage Trust, Series 2019-RPL1, Class A1A, 3.65% 7/25/2058 (a)(c)(d)	368	364
CS First Boston Mortgage Securities Corp., Series 2002-30, Class IA1, 7.50% 11/25/2032 (a)	81	83
CS First Boston Mortgage Securities Corp., Series 2002-34, Class IA1, 7.50% 12/25/2032 (a)	41	42
CS First Boston Mortgage Securities Corp., Series 2003-21, Class VA1, 6.50% 7/25/2033 (a)	421	434
CS First Boston Mortgage Securities Corp., Series 2003-29, Class VA1, 7.00% 12/25/2033 (a)	57	60
FARM Mortgage Trust, Series 2024-1, Class A1, 4.684% 10/1/2053 (a)(c)(d)	6,369	6,359
Farmer Mac Agricultural Real Estate Trust, Series 2024-2, Class A, 5.184% 8/1/2054 (a)(c)(d)	15,497	15,604

The Bond Fund of America	40

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Collateralized mortgage-backed obligations (privately originated) (continued)
Farmer Mac Agricultural Real Estate Trust, Series 2024-2, Class A1, 5.191% 8/1/2054 (a)(c)(d)	USD17,815	$18,149
Finance of America Structured Securities Trust, Series 2025-PC1, Class A1, 4.50% 5/25/2075 (a)(d)	40,921	39,670
Flagstar Mortgage Trust, Series 2021-8INV, Class A3, 2.50% 9/25/2051 (a)(c)(d)	12,240	10,238
Flagstar Mortgage Trust, Series 2021-11INV, Class A4, 2.50% 11/25/2051 (a)(c)(d)	12,827	10,728
Flagstar Mortgage Trust, Series 2021-11INV, Class A2, 3.00% 11/25/2051 (a)(c)(d)	2,170	1,898
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2016-DNA1, Class M3, (30-day Average USD-SOFR + 5.664%) 9.539% 7/25/2028 (a)(c)	2,084	2,091
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2018-DNA1, Class M2B, (30-day Average USD-SOFR + 1.914%) 5.789% 7/25/2030 (a)(c)	2,138	2,164
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2021-DNA2, Class B1, (30-day Average USD-SOFR + 3.40%) 7.274% 8/25/2033 (a)(c)(d)	5,000	5,519
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA5, Class M1A, (30-day Average USD-SOFR + 2.95%) 6.824% 6/25/2042 (a)(c)(d)	6,639	6,765
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA6, Class M1A, (30-day Average USD-SOFR + 2.15%) 6.024% 9/25/2042 (a)(c)(d)	1,168	1,174
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA6, Class M1B, (30-day Average USD-SOFR + 3.70%) 7.574% 9/25/2042 (a)(c)(d)	7,561	7,892
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2024-DNA1, Class A1, (30-day Average USD-SOFR + 1.35%) 5.224% 2/25/2044 (a)(c)(d)	8,850	8,877
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2024-DNA2, Class M1, (30-day Average USD-SOFR + 1.20%) 5.074% 5/25/2044 (a)(c)(d)	5,292	5,301
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2024-DNA2, Class A1, (30-day Average USD-SOFR + 1.25%) 5.124% 5/25/2044 (a)(c)(d)	20,609	20,692
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2024-DNA3, Class M1, (30-day Average USD-SOFR + 1.00%) 4.874% 10/25/2044 (a)(c)(d)	141	141
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2024-DNA3, Class A1, (30-day Average USD-SOFR + 1.05%) 4.924% 10/25/2044 (a)(c)(d)	6,537	6,546
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2024-DNA3, Class M2, (30-day Average USD-SOFR + 1.45%) 5.324% 10/25/2044 (a)(c)(d)	4,427	4,427
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2025-DNA2, Class A1, (30-day Average USD-SOFR + 1.10%) 4.974% 5/25/2045 (a)(c)(d)	4,950	4,964
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2025-DNA2, Class M1, (30-day Average USD-SOFR + 1.20%) 5.074% 5/25/2045 (a)(c)(d)	4,784	4,785
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2025-DNA3, Class A1, (30-day Average USD-SOFR + 0.95%) 4.824% 9/25/2045 (a)(c)(d)	3,672	3,675
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-HQA5, Class B1, (30-day Average USD-SOFR + 4.00%) 7.874% 11/25/2050 (a)(c)(d)	11,049	12,150
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA6, Class B1, (30-day Average USD-SOFR + 3.00%) 6.874% 12/25/2050 (a)(c)(d)	4,475	4,783
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2021-DNA1, Class B1, (30-day Average USD-SOFR + 2.65%) 6.524% 1/25/2051 (a)(c)(d)	6,500	6,813
GCAT Trust, Series 2024-NQM1, Class A1, 6.007% 1/25/2059 (7.007% on 1/1/2028) (a)(d)(f)	3,608	3,638
GCAT Trust, Series 2024-NQM2, Class A1, 6.085% 6/25/2059 (7.359% on 5/1/2028) (a)(d)(f)	18,711	18,920
GCAT Trust, Series 2021-NQM6, Class A1, 1.855% 8/25/2066 (a)(c)(d)	8,978	8,268
GCAT Trust, Series 2025-NQM4, Class A1, 5.529% 6/25/2070 (a)(d)(f)	19,569	19,759
GS Mortgage-Backed Securities Trust, Series 2023-PJ5, Class A22, 6.50% 2/25/2054 (a)(c)(d)	7,500	7,732
GS Mortgage-Backed Securities Trust, Series 2024-RPL2, Class A1, 3.75% 7/25/2061 (4.75% on 2/1/2028) (a)(d)(f)	5,438	5,343
GS Mortgage-Backed Securities Trust, Series 2025-RPL3, Class A1, 4.10% 7/25/2065 (5.10% on 6/1/2029) (a)(d)(f)	4,691	4,592
Home Partners of America Trust, Series 2021-2, Class A, 1.901% 12/17/2026 (a)(d)	19,520	19,113
Home Partners of America Trust, Series 2022-1, Class A, 3.93% 4/17/2039 (a)(d)	724	721
HOMES Trust, Series 2024-NQM1, Class A1, 5.915% 7/25/2069 (6.915% on 7/1/2028) (a)(d)(f)	11,316	11,435
HOMES Trust, Series 2024-NQM1, Class A2, 6.27% 7/25/2069 (7.27% on 7/1/2028) (a)(d)(f)	3,818	3,859
Imperial Fund Mortgage Trust, Series 2022-NQM7, Class A1, 7.369% 11/25/2067 (8.369% on 11/1/2026) (a)(d)(f)	18,994	19,089
Imperial Fund Mortgage Trust, Series 2023-NQM1, Class A1, 5.941% 2/25/2068 (6.941% on 1/1/2027) (a)(d)(f)	12,915	12,892
IRV Trust, Series 2025-200P, Class A, 5.295% 3/14/2047 (a)(c)(d)	17,106	17,582
IRV Trust, Series 2025-200P, Class C, 5.73% 3/14/2047 (a)(c)(d)	2,182	2,220
JP Morgan Mortgage Trust, Series 2019-6, Class B3, 4.261% 12/25/2049 (a)(c)(d)	1,030	972
JP Morgan Mortgage Trust, Series 2024-INV1, Class A4, 6.00% 4/25/2055 (a)(c)(d)	5,294	5,378
JP Morgan Mortgage Trust, Series 2024-INV1, Class A2, 6.00% 4/25/2055 (a)(c)(d)	2,148	2,192
Legacy Mortgage Asset Trust, Series 2021-GS2, Class A1, 5.75% 4/25/2061 (a)(d)	10,295	10,307
Legacy Mortgage Asset Trust, Series 2021-GS3, Class A1, 4.75% 7/25/2061 (a)(d)	3,915	3,919
Legacy Mortgage Asset Trust, Series 2021-GS1, Class A1, 5.892% 10/25/2066 (a)(d)	7,209	7,217
Legacy Mortgage Asset Trust, Series 2021-GS5, Class A1, 6.25% 7/25/2067 (a)(d)	10,054	10,070
MFRA Trust, Series 2021-RPL1, Class A1, 1.131% 7/25/2060 (a)(c)(d)	16,559	15,286
MFRA Trust, Series 2024-NQM3, Class A1, 5.722% 12/25/2069 (6.722% on 12/1/2028) (a)(d)(f)	17,837	17,989

41	The Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Collateralized mortgage-backed obligations (privately originated) (continued)
MFRA Trust, Series 2025-NQM3, Class A1, 5.261% 8/25/2070 (6.261% on 7/1/2029) (a)(d)(f)	USD16,097	$16,149
Mill City Mortgage Trust, Series 2016-1, Class M3, 3.35% 4/25/2057 (a)(c)(d)	2,522	2,496
Mill City Mortgage Trust, Series 2019-GS2, Class A1, 2.75% 8/25/2059 (a)(c)(d)	2,113	2,064
Mill City Mortgage Trust, Series 2018-1, Class A1, 3.25% 5/25/2062 (a)(c)(d)	21	21
Morgan Stanley Residential Mortgage Loan Trust, Series 2023-4, Class A8, 6.00% 11/25/2053 (a)(c)(d)	2,562	2,615
Morgan Stanley Residential Mortgage Loan Trust, Series 2024-INV2, Class A1, 6.50% 2/25/2054 (a)(c)(d)	9,235	9,417
Morgan Stanley Residential Mortgage Loan Trust, Series 2024-INV3, Class A1, 6.50% 6/25/2054 (a)(c)(d)	7,944	8,162
Morgan Stanley Residential Mortgage Loan Trust, Series 2024-NQM2, Class A1, 6.386% 5/25/2069 (7.386% on 5/1/2028) (a)(d)(f)	8,956	9,076
Morgan Stanley Residential Mortgage Loan Trust, Series 2025-NQM1, Class A1, 5.738% 11/25/2069 (a)(c)(d)	4,476	4,526
New Residential Mortgage Loan Trust, Series 2019-2A, Class A1, 4.25% 12/25/2057 (a)(c)(d)	1,263	1,245
New Residential Mortgage Loan Trust, Series 2020-RPL1, Class A1, 2.75% 11/25/2059 (a)(c)(d)	5,800	5,609
New Residential Mortgage Loan Trust, Series 2025-NQM2, Class A1, 5.566% 4/25/2065 (a)(d)(f)	3,472	3,513
New York Mortgage Trust, Series 2024-CP1, Class A1, 3.75% 2/25/2068 (a)(c)(d)	4,938	4,618
Onslow Bay Financial Mortgage Loan Trust, Series 2024-HYB1, Class A1, 3.637% 3/25/2053 (a)(c)(d)	7,980	7,964
Onslow Bay Financial Mortgage Loan Trust, Series 2023-NQM1, Class A1, 6.12% 11/25/2062 (7.12% on 12/1/2026) (a)(d)(f)	3,101	3,094
Onslow Bay Financial Mortgage Loan Trust, Series 2023-NQM4, Class A1, 6.113% 3/25/2063 (7.113% on 5/1/2027) (a)(d)(f)	5,008	5,018
Onslow Bay Financial Mortgage Loan Trust, Series 2025-NQM8, Class A1, 5.472% 3/25/2065 (6.472% on 5/1/2029) (a)(d)(f)	4,539	4,580
Onslow Bay Financial, LLC, Series 2024-HYB2, Class A1, 3.695% 4/25/2053 (a)(c)(d)	13,068	12,969
Onslow Bay Financial, LLC, Series 2022-NQM5, Class A1, 4.31% 5/25/2062 (5.31% on 5/1/2026) (a)(d)(f)	43,507	43,440
Onslow Bay Financial, LLC, Series 2022-NQM6, Class A1, 4.70% 7/25/2062 (5.70% on 6/1/2026) (a)(d)(f)	32,846	32,663
Onslow Bay Financial, LLC, Series 2023-NQM3, Class A1, 5.949% 2/25/2063 (6.949% on 4/1/2027) (a)(d)(f)	2,428	2,429
Onslow Bay Financial, LLC, Series 2023-NQM7, Class A1, 6.844% 4/25/2063 (7.844% on 9/1/2027) (a)(d)(f)	4,328	4,370
Onslow Bay Financial, LLC, Series 2023-NQM5, Class A1A, 6.567% 6/25/2063 (7.567% on 6/1/2027) (a)(d)(f)	10,881	10,945
Onslow Bay Financial, LLC, Series 2023-NQM6, Class A1, 6.52% 7/25/2063 (7.52% on 7/1/2027) (a)(d)(f)	4,135	4,157
Onslow Bay Financial, LLC, Series 2023-NQM10, Class A1, 6.465% 10/25/2063 (7.465% on 11/1/2027) (a)(d)(f)	2,676	2,703
Onslow Bay Financial, LLC, Series 2024-NQM1, Class A1, 5.928% 11/25/2063 (6.928% on 12/1/2027) (a)(d)(f)	5,241	5,278
Onslow Bay Financial, LLC, Series 2024-NQM5, Class A1, 5.988% 1/25/2064 (6.988% on 3/1/2028) (a)(d)(f)	15,222	15,364
Onslow Bay Financial, LLC, Series 2024-NQM4, Class A1, 6.067% 1/25/2064 (7.067% on 2/1/2028) (a)(d)(f)	28,735	29,002
Onslow Bay Financial, LLC, Series 2024-NQM6, Class A1, 6.447% 2/25/2064 (7.447% on 4/1/2028) (a)(d)(f)	6,777	6,872
Onslow Bay Financial, LLC, Series 2024-NQM7, Class A1, 6.243% 3/25/2064 (7.243% on 4/1/2028) (a)(d)(f)	19,436	19,670
Onslow Bay Financial, LLC, Series 2024-NQM10, Class A1, 6.18% 5/25/2064 (7.18% on 6/1/2028) (a)(d)(f)	29,187	29,556
Onslow Bay Financial, LLC, Series 2024-NQM8, Class A1, 6.233% 5/25/2064 (7.233% on 5/1/2028) (a)(d)(f)	16,996	17,209
Onslow Bay Financial, LLC, Series 2024-NQM13, Class A1, 5.116% 6/25/2064 (6.116% on 8/1/2028) (a)(d)(f)	33,672	33,761
Onslow Bay Financial, LLC, Series 2024-NQM11, Class A1, 5.875% 6/25/2064 (6.825% on 7/1/2028) (a)(d)(f)	6,556	6,623
Onslow Bay Financial, LLC, Series 2024-NQM17, Class A1, 5.61% 11/25/2064 (6.61% on 11/1/2028) (a)(d)(f)	13,666	13,801
Onslow Bay Financial, LLC, Series 2025-NQM3, Class A1, 5.648% 12/1/2064 (6.648% on 2/1/2029) (a)(d)(f)	30,345	30,665
Onslow Bay Financial, LLC, Series 2025-NQM1, Class A1, 5.547% 12/25/2064 (6.547% on 12/1/2028) (a)(d)(f)	5,060	5,106
Onslow Bay Financial, LLC, Series 2025-NQM14, Class A1A, 5.162% 7/25/2065 (6.162% on 7/1/2029) (a)(d)(f)	11,265	11,326
Onslow Bay Financial, LLC, Series 2025-NQM16, Class A1A, 4.905% 8/25/2065 (5.905% on 9/1/2029) (a)(d)(f)	29,645	29,696
Onslow Bay Financial, LLC, Series 2025-NQM18, Class A1A, 5.057% 9/25/2065 (6.057% on 9/1/2029) (a)(d)(f)	14,465	14,532
Onslow Bay Financial, LLC, Series 2025-NQM19, Class A1, 4.869% 10/25/2065 (a)(c)(d)	22,129	22,183
PMT Loan Trust, Series 2024-INV1, Class A2, 6.00% 10/25/2059 (a)(c)(d)	7,160	7,308
PRKCM Trust, Series 2021-AFC2, Class A1, 2.071% 11/25/2056 (a)(c)(d)	6,690	6,006
PRKCM Trust, Series 23-AFC4, Class A1, 7.225% 11/25/2058 (8.225% on 10/1/2027) (a)(d)(f)	2,920	2,957
Progress Residential Trust, Series 2024-SFR5, Class A, 3.00% 8/9/2029 (a)(d)	8,499	8,105
Progress Residential Trust, Series 2024-SFR5, Class B, 3.25% 8/9/2029 (a)(d)	12,534	11,919
Progress Residential Trust, Series 2021-SFR6, Class A, 1.524% 7/17/2038 (a)(d)	4,871	4,810
Progress Residential Trust, Series 2022-SFR3, Class A, 3.20% 4/17/2039 (a)(d)	6,926	6,833
Progress Residential Trust, Series 2022-SFR1, Class A, 2.709% 2/17/2041 (a)(d)	2,471	2,360
Progress Residential Trust, Series 2024-SFR1, Class A, 3.35% 2/17/2041 (a)(d)	17,104	16,605
Progress Residential Trust, Series 2024-SFR2, Class A, 3.30% 4/17/2041 (a)(d)	15,314	14,793
Progress Residential Trust, Series 2024-SFR2, Class D, 3.40% 4/17/2041 (a)(c)(d)	6,434	6,106
Progress Residential Trust, Series 2024-SFR2, Class B, 3.40% 4/17/2041 (a)(c)(d)	3,969	3,820
Progress Residential Trust, Series 2024-SFR3, Class A, 3.00% 6/17/2041 (a)(d)	7,004	6,689
Progress Residential Trust, Series 2025-SFR2, Class A, 3.305% 4/17/2042 (a)(d)	9,109	8,691
Progress Residential Trust, Series 2025-SFR3, Class A, 3.39% 7/17/2042 (a)(d)	15,589	14,870
Progress Residential Trust, Series 2025-SFR6, Class A, 2.378% 12/17/2042 (4.00% on 1/17/2026) (a)(d)(f)	3,720	3,633
PRP Advisors, LLC, Series 2025-RPL3, Class A1, 3.25% 4/25/2055 (4.25% on 4/1/2028) (a)(d)(f)	1,755	1,701
Sequoia Mortgage Trust, Series 2025-HYB1, Class A1A, 5.061% 10/25/2055 (a)(c)(d)	15,185	15,247
Starwood Mortgage Residential Trust, Series 2024-SFR4, Class A, (1-month USD CME Term SOFR + 1.75%) 5.50% 10/17/2041 (a)(c)(d)	22,518	22,608

The Bond Fund of America	42

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Collateralized mortgage-backed obligations (privately originated) (continued)
Starwood Mortgage Residential Trust, Series 2025-SFR5, Class A, (1-month USD CME Term SOFR + 1.45%) 5.201% 2/17/2042 (a)(c)(d)	USD1,377	$1,379
TBW Mortgage-Backed Trust, Series 2007-2, Class A4B, (1-month USD CME Term SOFR + 0.955%) 4.686% 7/25/2037 (a)(c)	6,820	5,190
Towd Point Mortgage Trust, Series 2015-3, Class B1, 4.211% 3/25/2054 (a)(c)(d)	1,399	1,392
Towd Point Mortgage Trust, Series 2016-1, Class B1, 4.387% 2/25/2055 (a)(c)(d)	4,000	3,970
Towd Point Mortgage Trust, Series 2015-5, Class B1, 3.989% 5/25/2055 (a)(c)(d)	13,290	13,169
Towd Point Mortgage Trust, Series 2016-2, Class M1, 3.00% 8/25/2055 (a)(c)(d)	2,941	2,914
Towd Point Mortgage Trust, Series 2016-2, Class B2, 3.532% 8/25/2055 (a)(c)(d)	3,200	2,932
Towd Point Mortgage Trust, Series 2016-3, Class M2, 4.00% 4/25/2056 (a)(c)(d)	2,681	2,673
Towd Point Mortgage Trust, Series 2016-3, Class B4, 4.079% 4/25/2056 (a)(c)(d)	4,497	4,081
Towd Point Mortgage Trust, Series 2016-3, Class B1, 4.079% 4/25/2056 (a)(c)(d)	3,460	3,428
Towd Point Mortgage Trust, Series 2017-1, Class A2, 3.50% 10/25/2056 (a)(c)(d)	324	323
Towd Point Mortgage Trust, Series 2017-2, Class M2, 3.75% 4/25/2057 (a)(c)(d)	1,000	976
Towd Point Mortgage Trust, Series 2017-4, Class A1, 2.75% 6/25/2057 (a)(c)(d)	233	229
Towd Point Mortgage Trust, Series 2017-4, Class M1, 3.25% 6/25/2057 (a)(c)(d)	1,575	1,463
Towd Point Mortgage Trust, Series 2017-6, Class A1, 2.75% 10/25/2057 (a)(c)(d)	347	343
Towd Point Mortgage Trust, Series 2017-6, Class A2, 3.00% 10/25/2057 (a)(c)(d)	5,500	5,314
Towd Point Mortgage Trust, Series 2018-1, Class A2, 3.25% 1/25/2058 (a)(c)(d)	10,000	9,824
Towd Point Mortgage Trust, Series 2018-2, Class A1, 3.25% 3/25/2058 (a)(c)(d)	2,439	2,424
Towd Point Mortgage Trust, Series 2018-2, Class A2, 3.50% 03/25/2058 (a)(c)(d)	10,000	9,797
Towd Point Mortgage Trust, Series 2018-3, Class M2, 3.875% 5/25/2058 (a)(c)(d)	4,000	3,501
Towd Point Mortgage Trust, Series 2018-5, Class A1A, 3.25% 7/25/2058 (a)(c)(d)	72	71
Towd Point Mortgage Trust, Series 2019-2, Class A1, 3.75% 12/25/2058 (a)(c)(d)	4,892	4,787
Towd Point Mortgage Trust, Series 2019-A2, Class A2, 3.75% 12/25/2058 (a)(c)(d)	3,615	3,326
Towd Point Mortgage Trust, Series 2019-4, Class M1B, 3.00% 10/25/2059 (a)(c)(d)	3,000	2,559
Towd Point Mortgage Trust, Series 2019-4, Class A2, 3.25% 10/25/2059 (a)(c)(d)	3,090	2,836
Towd Point Mortgage Trust, Series 2020-4, Class A1, 1.75% 10/25/2060 (a)(d)	15,008	13,780
Towd Point Mortgage Trust, Series 2015-2, Class 1B2, 3.698% 11/25/2060 (a)(c)(d)	11,896	11,656
Towd Point Mortgage Trust, Series 2023-1, Class A1, 3.75% 1/25/2063 (a)(d)	1,444	1,406
Towd Point Mortgage Trust, Series 2024-3, Class A1A, 5.03% 7/25/2065 (a)(c)(d)	10,408	10,517
Towd Point Mortgage Trust, Series 2024-3, Class A1B, 5.03% 7/25/2065 (a)(c)(d)	3,371	3,394
Treehouse Park Improvement Association No.1 9.75% 12/1/2033 (d)(g)	8,591	8,591
Tricon Residential Trust, Series 2021-SFR1, Class A, 1.943% 7/17/2038 (a)(d)	27,249	26,911
Tricon Residential Trust, Series 2022-SFR1, Class A, 3.856% 4/17/2039 (a)(d)	19,906	19,798
Tricon Residential Trust, Series 2024-SFR2, Class A, 4.75% 6/17/2040 (a)(d)	3,424	3,437
Tricon Residential Trust, Series 2023-SFR1, Class B, 5.10% 7/17/2040 (a)(d)	7,963	7,990
Tricon Residential Trust, Series 2023-SFR1, Class C, 5.10% 7/17/2040 (a)(d)	1,536	1,539
Tricon Residential Trust, Series 2023-SFR2, Class A, 5.00% 12/17/2040 (a)(d)	7,372	7,410
Tricon Residential Trust, Series 2024-SFR1, Class A, 4.65% 4/17/2041 (a)(d)	6,425	6,440
Tricon Residential Trust, Series 2024-SFR1, Class B, 4.75% 4/17/2041 (a)(d)	2,116	2,112
Tricon Residential Trust, Series 2024-SFR3, Class A, 4.50% 8/17/2041 (a)(d)	20,868	20,875
Tricon Residential Trust, Series 2024-SFR3, Class B, 5.00% 8/17/2041 (a)(d)	10,438	10,497
Tricon Residential Trust, Series 2024-SFR4, Class A, 4.30% 11/17/2041 (a)(d)	28,670	28,513
Tricon Residential Trust, Series 2025-SFR2, Class B, 5.424% 8/17/2044 (a)(d)	2,499	2,535
Verus Securitization Trust, Series 2025-R1, Class A1, 5.402% 5/25/2065 (6.402% on 7/1/2029) (a)(d)(f)	17,108	17,240
Verus Securitization Trust, Series 2023-1, Class A1, 5.85% 12/25/2067 (6.85% on 1/1/2027) (a)(d)(f)	3,928	3,919
Verus Securitization Trust, Series 2023-3, Class A1, 5.93% 3/25/2068 (6.93% on 4/1/2027) (a)(d)(f)	14,618	14,626
Verus Securitization Trust, Series 2023-4, Class A1, 5.811% 5/25/2068 (6.811% on 5/1/2027) (a)(d)(f)	4,075	4,080
Verus Securitization Trust, Series 2023-5, Class A5, 6.476% 6/25/2068 (7.476% on 6/1/2027) (a)(d)(f)	617	619
Verus Securitization Trust, Series 2023-6, Class A1, 6.665% 9/25/2068 (7.665% on 9/1/2027) (a)(d)(f)	2,186	2,206
Verus Securitization Trust, Series 2023-7, Class A1, 7.07% 10/25/2068 (8.07% on 10/1/2027) (a)(d)(f)	1,103	1,118
Verus Securitization Trust, Series 2023-8, Class M1, 7.454% 12/25/2068 (a)(c)(d)	1,700	1,727
Verus Securitization Trust, Series 2024-2, Class A1, 6.095% 2/25/2069 (7.095% on 2/1/2028) (a)(d)(f)	9,272	9,358
Verus Securitization Trust, Series 2024-3, Class A1, 6.338% 4/25/2069 (7.338% on 4/1/2028) (a)(d)(f)	26,653	26,973
Verus Securitization Trust, Series 2024-5, Class A1, 6.192% 6/25/2069 (7.192% on 6/1/2028) (a)(d)(f)	7,566	7,663
Verus Securitization Trust, Series 2024-4, Class A1, 6.218% 6/25/2069 (7.218% on 5/1/2028) (a)(d)(f)	32,732	33,178
Verus Securitization Trust, Series 2024-5, Class A2, 6.446% 6/25/2069 (7.446% on 6/1/2028) (a)(d)(f)	2,900	2,937
Verus Securitization Trust, Series 2024-4, Class A2, 6.572% 6/25/2069 (7.572% on 5/1/2028) (a)(d)(f)	3,527	3,570
Verus Securitization Trust, Series 2024-6, Class A1, 5.799% 7/25/2069 (6.799% on 7/1/2028) (a)(d)(f)	14,738	14,873
Verus Securitization Trust, Series 2024-6, Class A2, 6.053% 7/25/2069 (7.053% on 7/1/2028) (a)(d)(f)	3,539	3,571
Verus Securitization Trust, Series 2024-INV2, Class A1, 5.332% 8/26/2069 (6.332% on 8/1/2028) (a)(d)(f)	14,504	14,590
Verus Securitization Trust, Series 2024-7, Class A1, 5.095% 9/25/2069 (a)(c)(d)	4,753	4,766
Verus Securitization Trust, Series 2024-R1, Class A1, 5.218% 9/25/2069 (a)(c)(d)	9,787	9,806
Verus Securitization Trust, Series 2024-8, Class A1, 5.364% 10/25/2069 (a)(c)(d)	27,050	27,212
Verus Securitization Trust, Series 2024-8, Class A2, 5.618% 10/25/2069 (6.618% on 10/1/2028) (a)(d)(f)	5,555	5,586

43	The Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Collateralized mortgage-backed obligations (privately originated) (continued)
Verus Securitization Trust, Series 2024-9, Class A1, 5.438% 11/25/2069 (a)(c)(d)	USD12,189	$12,281
Verus Securitization Trust, Series 2025-1, Class A1, 5.62% 1/25/2070 (a)(c)(d)	4,164	4,206
Verus Securitization Trust, Series 2025-3, Class A1, 5.623% 5/25/2070 (6.623% on 4/1/2029) (a)(d)(f)	4,287	4,334
Verus Securitization Trust, Series 2025-5, Class A1, 5.427% 6/25/2070 (6.427% on 6/1/2029) (a)(d)(f)	2,208	2,227
Verus Securitization Trust, Series 2025-7, Class A1, 5.129% 8/25/2070 (6.129% on 8/1/2029) (a)(d)(f)	2,948	2,962
Verus Securitization Trust, Series 2025-8, Class A1A, 4.869% 9/25/2070 (5.869% on 9/1/2029) (a)(d)(f)	21,195	21,217
		2,154,697
Total mortgage-backed obligations		29,574,117
U.S. Treasury bonds & notes 29.46%
U.S. Treasury 28.61%
U.S. Treasury 0.375% 1/31/2026	74,266	74,064
U.S. Treasury 4.25% 1/31/2026	62,596	62,611
U.S. Treasury 0.50% 2/28/2026	150	149
U.S. Treasury 4.625% 2/28/2026	7,898	7,909
U.S. Treasury 4.50% 3/31/2026	135,000	135,298
U.S. Treasury 3.75% 4/15/2026	355	355
U.S. Treasury 4.875% 4/30/2026	68,000	68,288
U.S. Treasury 0.75% 5/31/2026	1,245	1,231
U.S. Treasury 4.375% 7/31/2026 (h)	1,221,000	1,226,890
U.S. Treasury 3.75% 8/31/2026	200,000	200,250
U.S. Treasury 0.875% 9/30/2026	54,857	53,783
U.S. Treasury 3.50% 9/30/2026	420,000	419,779
U.S. Treasury 1.125% 10/31/2026	99,997	98,005
U.S. Treasury 2.00% 11/15/2026	55,600	54,874
U.S. Treasury 4.625% 11/15/2026	3,500	3,531
U.S. Treasury 1.625% 11/30/2026	— (b)	— (b)
U.S. Treasury 4.25% 11/30/2026	297,064	298,909
U.S. Treasury 4.375% 12/15/2026	1,000	1,008
U.S. Treasury 4.25% 12/31/2026	50,000	50,354
U.S. Treasury 4.125% 1/31/2027	69,000	69,443
U.S. Treasury 2.25% 2/15/2027	3,000	2,959
U.S. Treasury 4.125% 2/15/2027	164,330	165,424
U.S. Treasury 1.875% 2/28/2027	107,551	105,572
U.S. Treasury 4.125% 2/28/2027	267,040	268,846
U.S. Treasury 4.25% 3/15/2027	72,000	72,612
U.S. Treasury 4.50% 4/15/2027	15,000	15,186
U.S. Treasury 3.75% 4/30/2027	279,020	279,895
U.S. Treasury 2.375% 5/15/2027	41,700	41,075
U.S. Treasury 4.50% 5/15/2027	34,759	35,221
U.S. Treasury 0.50% 5/31/2027	125,000	119,904
U.S. Treasury 2.625% 5/31/2027	350,150	345,959
U.S. Treasury 3.875% 5/31/2027	134,539	135,228
U.S. Treasury 0.50% 6/30/2027	6,000	5,741
U.S. Treasury 3.75% 6/30/2027	888,202	891,635
U.S. Treasury 4.375% 7/15/2027	11,054	11,201
U.S. Treasury 3.875% 7/31/2027	1,567,598	1,576,802
U.S. Treasury 2.25% 8/15/2027	17,500	17,162
U.S. Treasury 3.75% 8/15/2027	425,000	426,789
U.S. Treasury 0.50% 8/31/2027	26,084	24,838
U.S. Treasury 3.625% 8/31/2027	204,449	204,897
U.S. Treasury 3.375% 9/15/2027	501,000	500,092
U.S. Treasury 3.50% 9/30/2027	772,214	772,442
U.S. Treasury 3.875% 10/15/2027	43,166	43,457
U.S. Treasury 0.50% 10/31/2027	35,000	33,167
U.S. Treasury 3.50% 10/31/2027	1,040,000	1,040,300
U.S. Treasury 4.125% 10/31/2027	22,500	22,751
U.S. Treasury 4.125% 11/15/2027	4,974	5,031
U.S. Treasury 3.375% 11/30/2027	267,342	266,831
U.S. Treasury 4.00% 12/15/2027	5,000	5,049
U.S. Treasury 3.375% 12/31/2027	22,282	22,239
U.S. Treasury 3.875% 12/31/2027	112,100	112,945
U.S. Treasury 4.25% 1/15/2028	10,000	10,148
U.S. Treasury 3.50% 1/31/2028	11,709	11,712
U.S. Treasury 2.75% 2/15/2028	15,156	14,929

The Bond Fund of America	44

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
U.S. Treasury bonds & notes (continued)
U.S. Treasury (continued)
U.S. Treasury 4.25% 2/15/2028	USD18,000	$18,277
U.S. Treasury 1.125% 2/29/2028	23,306	22,169
U.S. Treasury 4.00% 2/29/2028	3,875	3,916
U.S. Treasury 1.25% 3/31/2028	25,580	24,351
U.S. Treasury 3.75% 4/15/2028	311	312
U.S. Treasury 2.875% 5/15/2028	41,927	41,337
U.S. Treasury 3.75% 5/15/2028	3,764	3,785
U.S. Treasury 1.25% 5/31/2028	10,702	10,149
U.S. Treasury 3.625% 5/31/2028	3,400	3,409
U.S. Treasury 1.25% 6/30/2028	42,000	39,756
U.S. Treasury 3.875% 7/15/2028	4,516	4,555
U.S. Treasury 1.00% 7/31/2028	70,000	65,688
U.S. Treasury 4.125% 7/31/2028	132,534	134,522
U.S. Treasury 2.875% 8/15/2028	3,276	3,224
U.S. Treasury 3.625% 8/15/2028	11,695	11,725
U.S. Treasury 3.375% 9/15/2028	93,654	93,282
U.S. Treasury 1.25% 9/30/2028	14,100	13,266
U.S. Treasury 3.50% 10/15/2028	51,702	51,655
U.S. Treasury 3.50% 11/15/2028	311,910	311,569
U.S. Treasury 1.50% 11/30/2028	35,000	33,036
U.S. Treasury 4.375% 11/30/2028	103,137	105,488
U.S. Treasury 3.50% 12/15/2028	155,638	155,462
U.S. Treasury 1.75% 1/31/2029	51,932	49,213
U.S. Treasury 4.00% 1/31/2029	21,384	21,660
U.S. Treasury 4.25% 2/28/2029	191,037	194,941
U.S. Treasury 2.875% 4/30/2029	204,760	200,265
U.S. Treasury 4.625% 4/30/2029	28,005	28,915
U.S. Treasury 2.375% 5/15/2029	5,000	4,809
U.S. Treasury 4.50% 5/31/2029	181,704	186,945
U.S. Treasury 3.25% 6/30/2029	18,000	17,799
U.S. Treasury 4.25% 6/30/2029	58,000	59,239
U.S. Treasury 3.625% 8/31/2029	180,000	180,013
U.S. Treasury 3.50% 9/30/2029	61,600	61,333
U.S. Treasury 3.875% 9/30/2029	65,000	65,561
U.S. Treasury 4.125% 10/31/2029	286,293	291,236
U.S. Treasury 4.125% 11/30/2029	150,330	152,937
U.S. Treasury 3.875% 12/31/2029	169,618	171,071
U.S. Treasury 4.375% 12/31/2029	253,000	259,799
U.S. Treasury 3.50% 1/31/2030	152,870	152,016
U.S. Treasury 4.25% 1/31/2030	2,996	3,063
U.S. Treasury 1.50% 2/15/2030	60,500	55,583
U.S. Treasury 4.00% 2/28/2030	78,711	79,722
U.S. Treasury 3.875% 4/30/2030	429,436	432,858
U.S. Treasury 3.75% 5/31/2030	30,000	30,079
U.S. Treasury 4.00% 5/31/2030	8,790	8,903
U.S. Treasury 3.875% 6/30/2030	23,620	23,800
U.S. Treasury 3.875% 7/31/2030 (h)	2,258,857	2,275,975
U.S. Treasury 4.00% 7/31/2030	15,360	15,558
U.S. Treasury 3.625% 8/31/2030	110,158	109,785
U.S. Treasury 3.625% 9/30/2030	365,443	364,115
U.S. Treasury 4.625% 9/30/2030 (h)	586,330	609,481
U.S. Treasury 3.625% 10/31/2030	350,000	348,619
U.S. Treasury 4.875% 10/31/2030	539,814	567,226
U.S. Treasury 0.875% 11/15/2030	110,000	96,186
U.S. Treasury 3.50% 11/30/2030	14,664	14,520
U.S. Treasury 3.625% 12/31/2030	130,502	129,905
U.S. Treasury 3.75% 12/31/2030	60,152	60,201
U.S. Treasury 4.00% 1/31/2031	100,000	101,192
U.S. Treasury 1.625% 5/15/2031	20,450	18,327
U.S. Treasury 4.25% 6/30/2031	200,000	204,609
U.S. Treasury 4.125% 7/31/2031 (h)	247,529	251,619
U.S. Treasury 1.25% 8/15/2031	18,563	16,178
U.S. Treasury 3.75% 8/31/2031	66,500	66,303
U.S. Treasury 3.625% 9/30/2031	47,870	47,410
U.S. Treasury 4.125% 10/31/2031	69,534	70,631
U.S. Treasury 1.375% 11/15/2031	95,000	82,787

45	The Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
U.S. Treasury bonds & notes (continued)
U.S. Treasury (continued)
U.S. Treasury 4.125% 11/30/2031	USD8,000	$8,124
U.S. Treasury 4.375% 1/31/2032	41,000	42,162
U.S. Treasury 1.875% 2/15/2032	25,000	22,309
U.S. Treasury 4.125% 2/29/2032	154,346	156,592
U.S. Treasury 4.00% 4/30/2032	285,000	286,984
U.S. Treasury 2.875% 5/15/2032	529	499
U.S. Treasury 4.125% 5/31/2032	175,000	177,372
U.S. Treasury 4.00% 6/30/2032 (h)	406,926	409,517
U.S. Treasury 4.00% 7/31/2032	532,342	535,419
U.S. Treasury 2.75% 8/15/2032	27,904	26,025
U.S. Treasury 3.875% 8/31/2032	5,002	4,991
U.S. Treasury 3.875% 9/30/2032	6,412	6,396
U.S. Treasury 3.75% 10/31/2032	48,000	47,498
U.S. Treasury 4.125% 11/15/2032	53,500	54,140
U.S. Treasury 3.75% 11/30/2032	10,909	10,789
U.S. Treasury 3.875% 12/31/2032	8,569	8,535
U.S. Treasury 4.375% 5/15/2034	23,600	24,138
U.S. Treasury 3.875% 8/15/2034	315,559	310,924
U.S. Treasury 4.25% 11/15/2034	70,206	70,996
U.S. Treasury 4.625% 2/15/2035	286,119	297,206
U.S. Treasury 4.25% 5/15/2035	67,536	68,148
U.S. Treasury 4.25% 8/15/2035	655,508	660,732
U.S. Treasury 4.00% 11/15/2035	243,330	240,022
U.S. Treasury 4.50% 8/15/2039	92,710	93,007
U.S. Treasury 4.625% 2/15/2040	600	607
U.S. Treasury 1.125% 5/15/2040	51,250	32,596
U.S. Treasury 4.375% 5/15/2040	20,000	19,694
U.S. Treasury 1.375% 11/15/2040	41,650	27,092
U.S. Treasury 1.875% 2/15/2041	186,596	130,581
U.S. Treasury 4.75% 2/15/2041	61,385	62,578
U.S. Treasury 2.25% 5/15/2041	15,174	11,183
U.S. Treasury 1.75% 8/15/2041	111,952	75,697
U.S. Treasury 2.00% 11/15/2041	685	479
U.S. Treasury 3.125% 11/15/2041	300	249
U.S. Treasury 2.375% 2/15/2042	89,955	66,333
U.S. Treasury 3.25% 5/15/2042	122,319	102,213
U.S. Treasury 2.75% 8/15/2042	3,811	2,947
U.S. Treasury 3.375% 8/15/2042	6,700	5,672
U.S. Treasury 2.75% 11/15/2042	1,735	1,336
U.S. Treasury 4.00% 11/15/2042	10,583	9,717
U.S. Treasury 3.875% 2/15/2043	4,000	3,605
U.S. Treasury 2.875% 5/15/2043	62,268	48,425
U.S. Treasury 3.875% 5/15/2043	29,009	26,065
U.S. Treasury 3.625% 8/15/2043 (h)	74,259	64,218
U.S. Treasury 4.75% 11/15/2043	6,349	6,359
U.S. Treasury 4.50% 2/15/2044	223,630	216,703
U.S. Treasury 3.375% 5/15/2044	38,700	31,994
U.S. Treasury 4.625% 5/15/2044	63,000	61,955
U.S. Treasury 4.125% 8/15/2044	14,933	13,727
U.S. Treasury 2.50% 2/15/2045	99,361	70,502
U.S. Treasury 4.75% 2/15/2045	200,842	200,092
U.S. Treasury 3.00% 5/15/2045	1,460	1,126
U.S. Treasury 5.00% 5/15/2045	388,486	399,401
U.S. Treasury 4.875% 8/15/2045	187,446	189,526
U.S. Treasury 4.625% 11/15/2045	13,569	13,276
U.S. Treasury 2.50% 2/15/2046	32,377	22,584
U.S. Treasury 2.50% 5/15/2046	25,000	17,371
U.S. Treasury 2.25% 8/15/2046	65,440	43,134
U.S. Treasury 2.875% 11/15/2046	4	3
U.S. Treasury 3.00% 5/15/2047	26,000	19,555
U.S. Treasury 2.75% 8/15/2047	11,687	8,364
U.S. Treasury 2.75% 11/15/2047	5,300	3,783
U.S. Treasury 3.00% 2/15/2048	101,999	76,053
U.S. Treasury 3.125% 5/15/2048	1,150	875
U.S. Treasury 3.00% 8/15/2048	80,295	59,572
U.S. Treasury 3.375% 11/15/2048	3,958	3,138

The Bond Fund of America	46

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
U.S. Treasury bonds & notes (continued)
U.S. Treasury (continued)
U.S. Treasury 3.00% 2/15/2049	USD1,866	$1,378
U.S. Treasury 2.875% 5/15/2049	44,876	32,265
U.S. Treasury 2.25% 8/15/2049	116,760	73,413
U.S. Treasury 2.375% 11/15/2049	36,677	23,611
U.S. Treasury 2.00% 2/15/2050	60,397	35,501
U.S. Treasury 1.25% 5/15/2050	124,788	59,904
U.S. Treasury 1.375% 8/15/2050 (h)	352,055	173,576
U.S. Treasury 1.625% 11/15/2050	42,400	22,320
U.S. Treasury 1.875% 2/15/2051	57,065	31,968
U.S. Treasury 2.375% 5/15/2051	46,632	29,461
U.S. Treasury 2.00% 8/15/2051	95,568	54,888
U.S. Treasury 1.875% 11/15/2051	30,977	17,172
U.S. Treasury 2.25% 2/15/2052	33,579	20,427
U.S. Treasury 2.875% 5/15/2052	110,560	77,441
U.S. Treasury 4.00% 11/15/2052	24,179	21,011
U.S. Treasury 3.625% 2/15/2053	39,701	32,209
U.S. Treasury 4.125% 8/15/2053	14,957	13,267
U.S. Treasury 4.75% 11/15/2053	105,286	103,542
U.S. Treasury 4.25% 2/15/2054	29,331	26,579
U.S. Treasury 4.625% 5/15/2054	42,895	41,394
U.S. Treasury 4.25% 8/15/2054	35,578	32,242
U.S. Treasury 4.625% 2/15/2055 (h)	260,698	251,681
U.S. Treasury 4.75% 5/15/2055	189,316	186,457
U.S. Treasury 4.75% 8/15/2055 (h)	1,194,199	1,176,652
U.S. Treasury 4.625% 11/15/2055 (h)	259,346	250,391
U.S. Treasury, interest only, 0% 8/15/2028	25,000	22,779
		28,292,524

U.S. Treasury inflation-protected securities 0.85%
U.S. Treasury Inflation-Protected Security 0.625% 1/15/2026 (i)	— (b)	— (b)
U.S. Treasury Inflation-Protected Security 0.125% 4/15/2026 (i)	95,886	95,079
U.S. Treasury Inflation-Protected Security 0.125% 10/15/2026 (i)	— (b)	1; (b)
U.S. Treasury Inflation-Protected Security 0.125% 1/15/2030 (i)	104,633	99,289
U.S. Treasury Inflation-Protected Security 1.875% 7/15/2035 (h)(i)	271,739	271,149
U.S. Treasury Inflation-Protected Security 0.125% 2/15/2051 (i)	1	— (b)
U.S. Treasury Inflation-Protected Security 1.50% 2/15/2053 (i)	57,069	44,511
U.S. Treasury Inflation-Protected Security 2.125% 2/15/2054 (i)	17,074	15,358
U.S. Treasury Inflation-Protected Security 2.375% 2/15/2055 (i)	326,042	309,515
		834,902
Total U.S. Treasury bonds & notes		29,127,426
Corporate bonds and notes 26.50%
Financials 6.85%
AerCap Ireland Capital DAC 2.45% 10/29/2026	19,534	19,274
AIA Group, Ltd. 0.88% 9/9/2033 (5-year EUR Mid-Swap + 1.10% on 9/9/2028) (f)	EUR9,525	10,631
AIB Group PLC 6.608% 9/13/2029 (USD-SOFR + 2.33% on 9/13/2028) (d)(f)	USD34,534	36,684
AIB Group PLC 5.871% 3/28/2035 (USD-SOFR + 1.91% on 3/28/2034) (d)(f)	12,575	13,296
Ally Financial, Inc. 8.00% 11/1/2031	4,512	5,126
Ally Financial, Inc. 6.184% 7/26/2035 (USD-SOFR + 2.29% on 7/26/2034) (f)	2,500	2,592
Alpha Bank SA 7.50% 6/16/2027 (1-year EUR Mid-Swap + 5.084% on 6/16/2026) (f)	EUR4,540	5,449
Alpha Bank SA 6.875% 6/27/2029 (1-year EUR-ICE Swap EURIBOR + 3.793% on 6/27/2028) (f)	38,656	49,644
Alpha Bank SA 5.00% 5/12/2030 (1-year EUR-ICE Swap EURIBOR + 2.432% on 5/12/2029) (f)	27,109	33,749
American Express Co. 4.731% 4/25/2029 (USD-SOFR + 1.26% on 4/25/2028) (f)	USD10,000	10,156
American Express Co. 5.532% 4/25/2030 (USD-SOFR + 1.09% on 4/25/2029) (f)	4,000	4,174
American Express Co. 5.016% 4/25/2031 (USD-SOFR + 1.44% on 4/25/2030) (f)	15,933	16,424
American Express Co. 6.489% 10/30/2031 (USD-SOFR + 1.94% on 10/30/2030) (f)	8,649	9,450
American Express Co. 5.043% 5/1/2034 (USD-SOFR + 1.835% on 5/1/2033) (f)	14,179	14,556
American Express Co. 5.442% 1/30/2036 (USD-SOFR + 1.32% on 1/30/2035) (f)	6,236	6,480
American Express Co. 5.667% 4/25/2036 (USD-SOFR + 1.79% on 4/25/2035) (f)	40,417	42,690
American International Group, Inc. 4.85% 5/7/2030	5,078	5,208
American International Group, Inc. 5.125% 3/27/2033	21,129	21,757
American International Group, Inc. 5.45% 5/7/2035	9,483	9,882
American International Group, Inc. 4.375% 6/30/2050	6,730	5,626
AmWINS Group, Inc. 6.375% 2/15/2029 (d)	11,890	12,235

47	The Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Financials (continued)
Aon Corp. 2.60% 12/2/2031	USD750	$679
Aon Corp. 5.35% 2/28/2033	6,206	6,465
Aon Corp. 3.90% 2/28/2052	2,000	1,505
Aon North America, Inc. 5.15% 3/1/2029	22,500	23,155
Aon North America, Inc. 5.30% 3/1/2031	4,500	4,694
Aon North America, Inc. 5.45% 3/1/2034	24,101	25,054
Aon North America, Inc. 5.75% 3/1/2054	10,789	10,742
Arthur J. Gallagher & Co. 4.85% 12/15/2029	25,500	26,110
Arthur J. Gallagher & Co. 5.00% 2/15/2032	2,000	2,046
Arthur J. Gallagher & Co. 5.15% 2/15/2035	31,000	31,344
Arthur J. Gallagher & Co. 5.55% 2/15/2055	13,891	13,344
Athene Global Funding 4.83% 5/9/2028 (d)	20,000	20,184
Athene Global Funding 5.033% 7/17/2030 (d)	15,000	15,121
Athene Global Funding 5.543% 8/22/2035 (d)	2,721	2,731
Athene Holding, Ltd. 6.625% 5/19/2055	14,536	14,816
Australia and New Zealand Banking Group, Ltd. 6.742% 12/8/2032 (d)	1,518	1,681
Banco de Credito Social Cooperativo SA 7.50% 9/14/2029 (1-year EUR-ICE Swap EURIBOR + 4.269% on 9/14/2028) (f)	EUR6,200	8,144
Banco de Credito Social Cooperativo SA 4.125% 9/3/2030 (1-year EUR-ICE Swap EURIBOR + 1.70% on 9/3/2029) (f)	23,800	28,821
Banco de Sabadell SA 5.25% 2/7/2029 (1-year EUR Mid-Swap + 2.40% on 2/7/2028) (f)	10,000	12,330
Banco de Sabadell SA 5.50% 9/8/2029 (1-year EUR-ICE Swap EURIBOR + 2.40% on 9/8/2028) (f)	10,000	12,527
Banco Santander SA 5.294% 8/18/2027	USD9,800	9,986
Banco Santander SA 1.722% 9/14/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.90% on 9/14/2026) (f)	7,800	7,669
Bangkok Bank Public Co., Ltd. 3.733% 9/25/2034 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.90% on 9/25/2029) (f)	19,965	18,956
Bank of America Corp. 5.08% 1/20/2027 (USD-SOFR + 1.29% on 1/20/2026) (f)	3,343	3,345
Bank of America Corp. 1.658% 3/11/2027 (USD-SOFR + 0.91% on 3/11/2026) (f)	29,913	29,775
Bank of America Corp. 3.824% 1/20/2028 (3-month USD CME Term SOFR + 1.837% on 1/20/2027) (f)	26,930	26,873
Bank of America Corp. 2.551% 2/4/2028 (USD-SOFR + 1.05% on 2/4/2027) (f)	35,000	34,436
Bank of America Corp. 4.376% 4/27/2028 (USD-SOFR + 1.58% on 4/27/2027) (f)	314	315
Bank of America Corp. 3.419% 12/20/2028 (3-month USD CME Term SOFR + 1.302% on 12/20/2027) (f)	17,490	17,276
Bank of America Corp. 2.087% 6/14/2029 (USD-SOFR + 1.06% on 6/14/2028) (f)	30,222	28,838
Bank of America Corp. 2.884% 10/22/2030 (3-month USD CME Term SOFR + 1.19% on 10/22/2029) (f)	1,136	1,081
Bank of America Corp. 5.162% 1/24/2031 (USD-SOFR + 1.00% on 1/24/2030) (f)	448	463
Bank of America Corp. 1.898% 7/23/2031 (USD-SOFR + 1.53% on 7/23/2030) (f)	20,733	18,631
Bank of America Corp. 1.922% 10/24/2031 (USD-SOFR + 1.37% on 10/24/2030) (f)	32,244	28,847
Bank of America Corp. 2.299% 7/21/2032 (USD-SOFR + 1.22% on 7/21/2031) (f)	76,287	68,238
Bank of America Corp. 5.872% 9/15/2034 (USD-SOFR + 1.84% on 9/15/2033) (f)	5,128	5,474
Bank of America Corp. 5.464% 5/9/2036 (USD-SOFR + 1.64% on 5/9/2035) (f)	6,507	6,776
Bank of America Corp. 2.676% 6/19/2041 (USD-SOFR + 1.93% on 6/19/2040) (f)	530	391
Bank of America Corp. 2.831% 10/24/2051 (USD-SOFR + 1.88% on 10/24/2050) (f)	3,560	2,273
Bank of East Asia, Ltd. 4.875% 4/22/2032 (5-year UST Yield Curve Rate T Note Constant Maturity + 2.30% on 4/22/2027) (f)	12,000	12,005
Bank of Ireland Group PLC 2.029% 9/30/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.10% on 9/30/2026) (d)(f)	9,200	9,057
Bank of Montreal 5.30% 6/5/2026	10,000	10,060
Bank of Montreal 4.10% 12/15/2027 (USD-SOFR + 0.525% on 12/15/2026) (f)	9,000	9,021
Bank of Montreal 5.203% 2/1/2028	2,000	2,052
Bank of Montreal 4.062% 9/22/2028 (USD-SOFR Index + 0.75% on 9/22/2027) (f)	903	904
Bank of Montreal 4.35% 9/22/2031 (USD-SOFR Index + 0.75% on 9/22/2030) (f)	31,492	31,464
Bank of New York Mellon Corp. 4.947% 4/26/2027 (USD-SOFR + 1.026% on 4/26/2026) (f)	15,000	15,049
Bank of New York Mellon Corp. 5.802% 10/25/2028 (USD-SOFR + 1.802% on 10/25/2027) (f)	10,000	10,339
Bank of New York Mellon Corp. 4.975% 3/14/2030 (USD-SOFR + 1.085% on 3/14/2029) (f)	20,345	20,949
Bank of New York Mellon Corp. 4.942% 2/11/2031 (USD-SOFR + 0.887% on 2/11/2030) (f)	41,454	42,640
Bank of New York Mellon Corp. 5.06% 7/22/2032 (USD-SOFR + 1.23% on 7/22/2031) (f)	16,601	17,214
Bank of Nova Scotia (The) 5.40% 6/4/2027	15,000	15,325
Bank of Nova Scotia (The) 5.25% 6/12/2028	10,000	10,303
Banque Federative du Credit Mutuel 0.82% 10/16/2026	JPY2,100,000	13,360
Banque Federative du Credit Mutuel 5.088% 1/23/2027 (d)	USD30,000	30,326
Barclays Bank PLC 7.437% 11/2/2033 (1-year UST Yield Curve Rate T Note Constant Maturity + 3.50% on 11/2/2032) (f)	20,000	22,877
Barclays PLC 4.837% 9/10/2028 (USD-SOFR + 1.34% on 9/10/2027) (f)	20,000	20,250
Barclays PLC 6.49% 9/13/2029 (USD-SOFR + 2.22% on 9/13/2028) (f)	7,000	7,399

The Bond Fund of America	48

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Financials (continued)
BBVA Bancomer SA 7.625% 2/11/2035 (5-year UST Yield Curve Rate T Note Constant Maturity + 3.375% on 2/11/2030) (d)(f)	USD4,290	$4,515
BBVA Bancomer SA 8.45% 6/29/2038 (5-year UST Yield Curve Rate T Note Constant Maturity + 4.661% on 6/29/2033) (d)(f)	14,100	15,604
Berkshire Hathaway Finance Corp. 4.20% 8/15/2048	7,829	6,539
Blackstone Holdings Finance Co., LLC 5.90% 11/3/2027 (d)	5,375	5,551
Blackstone Holdings Finance Co., LLC 6.20% 4/22/2033 (d)	1,020	1,107
Blackstone Private Credit Fund 5.95% 7/16/2029	28,197	28,781
Blackstone Reg Finance Co., LLC 4.95% 2/15/2036	6,545	6,501
Blackstone, Inc. 5.00% 12/6/2034	3,065	3,093
Block, Inc. 2.75% 6/1/2026	8,000	7,956
Block, Inc. 5.625% 8/15/2030 (d)	9,080	9,269
Block, Inc. 6.00% 8/15/2033 (d)	5,815	5,973
BNP Paribas SA 2.591% 1/20/2028 (USD-SOFR + 1.228% on 1/20/2027) (d)(f)	2,500	2,462
BNP Paribas SA 2.159% 9/15/2029 (USD-SOFR + 1.218% on 9/15/2028) (d)(f)	25,187	23,848
BNP Paribas SA 5.497% 5/20/2030 (USD-SOFR + 1.59% on 5/20/2029) (d)(f)	52,400	54,255
BNP Paribas SA 5.283% 11/19/2030 (USD-SOFR + 1.28% on 11/19/2029) (d)(f)	15,115	15,564
BNP Paribas SA 2.871% 4/19/2032 (USD-SOFR + 1.387% on 4/19/2031) (d)(f)	214	196
Boost Newco Borrower, LLC 7.50% 1/15/2031 (d)	3,350	3,562
BPCE SA 0.895% 12/14/2026	JPY500,000	3,178
BPCE SA 5.975% 1/18/2027 (USD-SOFR + 2.10% on 1/18/2026) (d)(f)	USD15,000	15,009
BPCE SA 2.045% 10/19/2027 (USD-SOFR + 1.087% on 10/19/2026) (d)(f)	5,000	4,920
BPCE SA 6.714% 10/19/2029 (USD-SOFR + 2.27% on 10/19/2028) (d)(f)	56,713	60,192
BPCE SA 5.716% 1/18/2030 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.959% on 1/18/2029) (d)(f)	26,614	27,561
BPCE SA 5.876% 1/14/2031 (USD-SOFR + 1.68% on 1/14/2030) (d)(f)	33,000	34,504
BPCE SA 5.389% 5/28/2031 (USD-SOFR + 1.581% on 5/28/2030) (d)(f)	13,832	14,205
BPCE SA 5.936% 5/30/2035 (USD-SOFR + 1.85% on 5/30/2034) (d)(f)	6,657	6,945
Brown & Brown, Inc. 4.90% 6/23/2030	10,746	10,902
Brown & Brown, Inc. 5.25% 6/23/2032	1,443	1,479
Brown & Brown, Inc. 5.55% 6/23/2035	31,786	32,613
Brown & Brown, Inc. 6.25% 6/23/2055	24,803	25,824
CaixaBank SA 6.208% 1/18/2029 (USD-SOFR + 2.70% on 1/18/2028) (d)(f)	13,150	13,675
CaixaBank SA 4.634% 7/3/2029 (USD-SOFR + 1.14% on 7/3/2028) (d)(f)	15,000	15,166
CaixaBank SA 5.673% 3/15/2030 (USD-SOFR + 1.78% on 3/15/2029) (d)(f)	56,421	58,624
CaixaBank SA 6.84% 9/13/2034 (USD-SOFR + 2.77% on 9/13/2033) (d)(f)	1,872	2,089
Canadian Imperial Bank of Commerce 5.237% 6/28/2027	20,000	20,391
Canadian Imperial Bank of Commerce 5.26% 4/8/2029	12,000	12,439
Canadian Imperial Bank of Commerce 4.631% 9/11/2030 (USD-SOFR + 1.335% on 9/11/2029) (f)	8,481	8,604
Canadian Imperial Bank of Commerce 5.245% 1/13/2031 (USD-SOFR + 1.105% on 1/13/2030) (f)	3,200	3,301
Canadian Imperial Bank of Commerce 3.60% 4/7/2032	197	188
Capital One Financial Corp. 5.468% 2/1/2029 (USD-SOFR + 2.08% on 2/1/2028) (f)	628	645
Capital One Financial Corp. 5.70% 2/1/2030 (USD-SOFR + 1.905% on 2/1/2029) (f)	2,510	2,612
Capital One Financial Corp. 6.051% 2/1/2035 (USD-SOFR + 2.26% on 2/1/2034) (f)	4,196	4,469
Capital One, NA 3.45% 7/27/2026	2,343	2,336
Charles Schwab Corp. (The) 5.643% 5/19/2029 (USD-SOFR + 2.21% on 5/19/2028) (f)	15,000	15,577
Charles Schwab Corp. (The) 6.196% 11/17/2029 (USD-SOFR + 1.878% on 11/17/2028) (f)	5,000	5,290
China Ping An Insurance Overseas (Holdings), Ltd. 2.85% 8/12/2031	200	184
Chubb INA Holdings, LLC 3.35% 5/3/2026	100	100
Chubb INA Holdings, LLC 5.00% 3/15/2034	42,263	43,251
Chubb INA Holdings, LLC 4.90% 8/15/2035	12,000	12,057
Chubb INA Holdings, LLC 4.35% 11/3/2045	100	87
Citibank, NA 4.914% 5/29/2030	30,375	31,257
Citigroup, Inc. 1.122% 1/28/2027 (USD-SOFR + 0.765% on 1/28/2026) (f)	5,000	4,989
Citigroup, Inc. 3.07% 2/24/2028 (USD-SOFR + 1.28% on 2/24/2027) (f)	15,570	15,397
Citigroup, Inc. 4.786% 3/4/2029 (USD-SOFR + 0.87% on 3/4/2028) (f)	24,309	24,661
Citigroup, Inc. 5.174% 2/13/2030 (USD-SOFR + 1.364% on 2/13/2029) (f)	4,380	4,496
Citigroup, Inc. 4.542% 9/19/2030 (USD-SOFR + 1.338% on 9/19/2029) (f)	14,228	14,350
Citigroup, Inc. 2.666% 1/29/2031 (USD-SOFR + 1.146% on 1/29/2030) (f)	9,092	8,513
Citigroup, Inc. 4.412% 3/31/2031 (USD-SOFR + 3.914% on 3/31/2030) (f)	3,425	3,425
Citigroup, Inc. 4.952% 5/7/2031 (USD-SOFR + 1.463% on 5/7/2030) (f)	6,454	6,595
Citigroup, Inc. 2.572% 6/3/2031 (USD-SOFR + 2.107% on 6/3/2030) (f)	65,677	60,877
Citigroup, Inc. 4.503% 9/11/2031 (USD-SOFR + 1.171% on 9/11/2030) (f)	26,001	26,089
Citigroup, Inc. 2.561% 5/1/2032 (USD-SOFR + 1.167% on 5/1/2031) (f)	30,650	27,826
Citigroup, Inc. 2.52% 11/3/2032 (USD-SOFR + 1.177% on 11/3/2031) (f)	27,163	24,346
Citigroup, Inc. 3.785% 3/17/2033 (USD-SOFR + 1.939% on 3/17/2032) (f)	1,810	1,728
Citigroup, Inc. 4.91% 5/24/2033 (USD-SOFR + 2.086% on 5/24/2032) (f)	1,490	1,508

49	The Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Financials (continued)
Citigroup, Inc. 6.27% 11/17/2033 (USD-SOFR + 2.338% on 11/17/2032) (f)	USD39,666	$43,209
Citigroup, Inc. 6.02% 1/24/2036 (USD-SOFR + 1.83% on 1/24/2035) (f)	3,315	3,474
Citigroup, Inc. 5.333% 3/27/2036 (USD-SOFR + 1.465% on 3/27/2035) (f)	5,965	6,105
Citigroup, Inc. 5.174% 9/11/2036 (USD-SOFR + 1.488% on 9/11/2035) (f)	17,786	17,960
Citizens Financial Group, Inc. 5.841% 1/23/2030 (USD-SOFR + 2.01% on 1/23/2029) (f)	65,428	68,255
Citizens Financial Group, Inc. 5.718% 7/23/2032 (USD-SOFR + 1.91% on 7/23/2031) (f)	1,485	1,558
Coinbase Global, Inc. 3.625% 10/1/2031 (d)	13,000	11,601
Commonwealth Bank of Australia 2.688% 3/11/2031 (d)	17,450	15,903
Corebridge Financial, Inc. 3.85% 4/5/2029	17,379	17,106
Corebridge Financial, Inc. 3.90% 4/5/2032	18,411	17,483
Corebridge Financial, Inc. 4.35% 4/5/2042	208	179
Corebridge Financial, Inc. 4.40% 4/5/2052	739	600
Corebridge Global Funding 4.65% 8/20/2027 (d)	9,280	9,373
Corebridge Global Funding 4.90% 1/7/2028 (d)	10,570	10,752
Corebridge Global Funding 5.20% 6/24/2029 (d)	15,000	15,414
Corebridge Global Funding 4.90% 12/3/2029 (d)	15,000	15,282
Credit Agricole SA 1.247% 1/26/2027 (USD-SOFR + 0.892% on 1/26/2026) (d)(f)	9,050	9,031
Credit Agricole SA 5.335% 1/10/2030 (USD-SOFR + 1.69% on 1/10/2029) (d)(f)	15,000	15,460
Dai-ichi Life Insurance Co., Ltd. (The) 6.20% perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 2.515% on 1/16/2035) (d)(f)	6,500	6,816
Danske Bank AS 4.298% 4/1/2028 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.75% on 4/1/2027) (d)(f)	8,300	8,319
Deutsche Bank AG 4.10% 1/13/2026	16,415	16,414
Deutsche Bank AG 4.10% 1/13/2026	4,936	4,936
Deutsche Bank AG 7.146% 7/13/2027 (USD-SOFR + 2.52% on 7/13/2026) (f)	7,493	7,609
Deutsche Bank AG 2.311% 11/16/2027 (USD-SOFR + 1.219% on 11/16/2026) (f)	3,124	3,074
Deutsche Bank AG 2.552% 1/7/2028 (USD-SOFR + 1.318% on 1/7/2027) (f)	24,587	24,186
Deutsche Bank AG 5.706% 2/8/2028 (USD-SOFR + 1.594% on 2/8/2027) (f)	17,768	18,053
Deutsche Bank AG 6.72% 1/18/2029 (USD-SOFR + 3.18% on 1/18/2028) (f)	29,053	30,423
Deutsche Bank AG 6.819% 11/20/2029 (USD-SOFR + 2.51% on 11/20/2028) (f)	18,638	19,895
Deutsche Bank AG 4.999% 9/11/2030 (USD-SOFR + 1.70% on 9/11/2029) (f)	10,470	10,635
Deutsche Bank AG 3.547% 9/18/2031 (USD-SOFR + 3.043% on 9/18/2030) (f)	17,875	17,067
Deutsche Bank AG 4.469% 12/10/2031 (USD-SOFR + 1.10% on 12/10/2030) (f)	10,500	10,467
Deutsche Bank AG 5.403% 9/11/2035 (USD-SOFR + 2.05% on 9/11/2034) (f)	15,825	16,147
DNB Bank ASA 1.535% 5/25/2027 (5-year UST Yield Curve Rate T Note Constant Maturity + 0.72% on 5/25/2026) (d)(f)	8,037	7,957
Eurobank SA 2.00% 5/5/2027 (1-year EUR Mid-Swap + 2.398% on 5/5/2026) (f)	EUR10,715	12,573
Eurobank SA 2.25% 3/14/2028 (1-year EUR Mid-Swap + 2.634% on 3/14/2027) (f)	21,171	24,793
Eurobank SA 7.00% 1/26/2029 (1-year EUR Mid-Swap + 4.418% on 1/26/2028) (f)	25,825	32,828
Eurobank SA 5.875% 11/28/2029 (1-year EUR Mid-Swap + 2.83% on 11/28/2028) (f)	73,505	93,247
Eurobank SA 4.00% 9/24/2030 (1-year EUR Mid-Swap + 2.127% on 9/24/2029) (f)	6,720	8,119
Eurobank SA 4.875% 4/30/2031 (5-year EUR Mid-Swap + 2.165% on 4/30/2030) (f)	4,490	5,611
Fidelity National Information Services, Inc. 1.15% 3/1/2026	USD22,429	22,322
Fifth Third Bancorp 6.339% 7/27/2029 (USD-SOFR + 2.34% on 7/27/2028) (f)	1,285	1,354
Fifth Third Bancorp 4.895% 9/6/2030 (USD-SOFR + 1.486% on 9/6/2029) (f)	4,024	4,090
Fiserv, Inc. 3.50% 7/1/2029	406	394
Fiserv, Inc. 2.65% 6/1/2030	900	830
Five Corners Funding Trust III 5.791% 2/15/2033 (d)	9,500	10,024
GA Global Funding Trust 4.50% 9/18/2030 (d)	15,000	14,850
GA Global Funding Trust 5.50% 4/1/2032 (d)	22,500	23,040
Global Payments, Inc. 2.90% 5/15/2030	631	586
Goldman Sachs Group, Inc. 1.542% 9/10/2027 (USD-SOFR + 0.818% on 9/10/2026) (f)	25,000	24,569
Goldman Sachs Group, Inc. 1.948% 10/21/2027 (USD-SOFR + 0.913% on 10/21/2026) (f)	1,010	993
Goldman Sachs Group, Inc. 3.615% 3/15/2028 (USD-SOFR + 1.846% on 3/15/2027) (f)	10,000	9,947
Goldman Sachs Group, Inc. 3.814% 4/23/2029 (3-month USD CME Term SOFR + 1.42% on 4/23/2028) (f)	3,600	3,580
Goldman Sachs Group, Inc. 6.484% 10/24/2029 (USD-SOFR + 1.77% on 10/24/2028) (f)	960	1,018
Goldman Sachs Group, Inc. 2.60% 2/7/2030	3,284	3,087
Goldman Sachs Group, Inc. 3.80% 3/15/2030	9,419	9,274
Goldman Sachs Group, Inc. 5.727% 4/25/2030 (USD-SOFR + 1.265% on 4/25/2029) (f)	53,843	56,263
Goldman Sachs Group, Inc. 5.049% 7/23/2030 (USD-SOFR + 1.21% on 7/23/2029) (f)	35,243	36,118
Goldman Sachs Group, Inc. 4.692% 10/23/2030 (USD-SOFR + 1.135% on 10/23/2029) (f)	198	201
Goldman Sachs Group, Inc. 5.218% 4/23/2031 (USD-SOFR + 1.58% on 4/23/2030) (f)	12,292	12,698
Goldman Sachs Group, Inc. 4.369% 10/21/2031 (USD-SOFR + 1.06% on 10/21/2030) (f)	48,073	47,969
Goldman Sachs Group, Inc. 3.102% 2/24/2033 (USD-SOFR + 1.41% on 2/24/2032) (f)	1,478	1,362
Goldman Sachs Group, Inc. 5.33% 7/23/2035 (USD-SOFR + 1.55% on 7/23/2034) (f)	42,375	43,553
Goldman Sachs Group, Inc. 4.939% 10/21/2036 (USD-SOFR + 1.33% on 10/21/2035) (f)	70,988	70,498

The Bond Fund of America	50

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Financials (continued)
Goldman Sachs Group, Inc. 2.908% 7/21/2042 (USD-SOFR + 1.40% on 7/21/2041) (f)	USD11,961	$8,779
HSBC Holdings PLC (USD-SOFR + 1.57%) 3.66% 8/14/2027 (c)	13,000	13,082
HSBC Holdings PLC 5.597% 5/17/2028 (USD-SOFR + 1.06% on 5/17/2027) (f)	17,790	18,126
HSBC Holdings PLC 4.755% 6/9/2028 (USD-SOFR + 2.11% on 6/9/2027) (f)	14,472	14,608
HSBC Holdings PLC 7.39% 11/3/2028 (USD-SOFR + 7.39% on 11/3/2027) (f)	3,357	3,550
HSBC Holdings PLC 2.206% 8/17/2029 (USD-SOFR + 1.285% on 8/17/2028) (f)	60,285	57,400
HSBC Holdings PLC 4.95% 3/31/2030	3,150	3,230
HSBC Holdings PLC 5.286% 11/19/2030 (USD-SOFR + 1.29% on 11/19/2029) (f)	5,278	5,448
HSBC Holdings PLC (USD-SOFR + 1.57%) 3.66% 5/13/2031 (c)	7,250	7,401
HSBC Holdings PLC 5.24% 5/13/2031 (USD-SOFR + 1.57% on 5/13/2030) (f)	2,500	2,577
HSBC Holdings PLC 4.619% 11/6/2031 (USD-SOFR + 1.19% on 11/6/2030) (f)	25,385	25,469
HSBC Holdings PLC 2.804% 5/24/2032 (USD-SOFR + 1.187% on 5/24/2031) (f)	40,267	36,854
HSBC Holdings PLC 2.871% 11/22/2032 (USD-SOFR + 1.41% on 11/22/2031) (f)	648	589
HSBC Holdings PLC 8.113% 11/3/2033 (USD-SOFR + 4.25% on 11/3/2032) (f)	6,963	8,165
HSBC Holdings PLC 7.399% 11/13/2034 (USD-SOFR + 3.02% on 11/13/2033) (f)	26,937	30,749
HSBC Holdings PLC 8.201% 11/16/2034 (5-year GBP-GILT + 4.55% on 11/16/2029) (f)	GBP5,190	7,735
HSBC Holdings PLC 5.45% 3/3/2036 (USD-SOFR + 1.56% on 3/3/2035) (f)	USD31,448	32,460
HSBC Holdings PLC 5.79% 5/13/2036 (USD-SOFR + 1.88% on 5/13/2035) (f)	3,089	3,264
HSBC Holdings PLC 5.133% 11/6/2036 (USD-SOFR + 1.43% on 11/6/2035) (f)	13,740	13,783
Huntington Bancshares, Inc. 5.272% 1/15/2031 (USD-SOFR + 1.276% on 1/15/2030) (f)	15,000	15,437
ING Groep NV 6.083% 9/11/2027 (USD-SOFR + 1.56% on 9/11/2026) (f)	12,000	12,162
Insurance Australia Group, Ltd. (3-month AUD-BBSW + 2.45%) 6.162% 12/15/2036 (c)	AUD10,280	6,949
Intercontinental Exchange, Inc. 4.20% 3/15/2031	USD12,000	12,012
Intercontinental Exchange, Inc. 5.25% 6/15/2031	11,768	12,335
Intercontinental Exchange, Inc. 4.60% 3/15/2033	2,800	2,830
Intercontinental Exchange, Inc. 4.95% 6/15/2052	683	626
Intercontinental Exchange, Inc. 3.00% 9/15/2060	134	80
Intesa Sanpaolo SpA 5.71% 1/15/2026 (d)	24,105	24,117
Intesa Sanpaolo SpA 3.875% 7/14/2027 (d)	10,275	10,251
Intesa Sanpaolo SpA 3.875% 1/12/2028 (d)	4,974	4,940
Intesa Sanpaolo SpA 4.00% 9/23/2029 (d)	3,000	2,962
Intesa Sanpaolo SpA 8.248% 11/21/2033 (1-year UST Yield Curve Rate T Note Constant Maturity + 4.40% on 11/21/2032) (d)(f)	10,025	11,843
Intesa Sanpaolo SpA 7.778% 6/20/2054 (1-year UST Yield Curve Rate T Note Constant Maturity + 3.90% on 6/20/2053) (d)(f)	24,119	28,679
Jackson National Life Global Funding 4.55% 9/9/2030 (d)	20,000	19,939
Jane Street Group, LLC 6.125% 11/1/2032 (d)	10,000	10,182
JPMorgan Chase & Co. 1.04% 2/4/2027 (USD-SOFR + 0.695% on 2/4/2026) (f)	7,980	7,958
JPMorgan Chase & Co. 6.07% 10/22/2027 (USD-SOFR + 1.33% on 10/22/2026) (f)	10,000	10,160
JPMorgan Chase & Co. 5.04% 1/23/2028 (USD-SOFR + 1.19% on 1/23/2027) (f)	34,937	35,309
JPMorgan Chase & Co. 3.782% 2/1/2028 (3-month USD CME Term SOFR + 1.599% on 2/1/2027) (f)	17,500	17,465
JPMorgan Chase & Co. 2.947% 2/24/2028 (USD-SOFR + 1.17% on 2/24/2027) (f)	14,275	14,106
JPMorgan Chase & Co. 5.571% 4/22/2028 (USD-SOFR + 0.93% on 4/22/2027) (f)	23,168	23,635
JPMorgan Chase & Co. 4.979% 7/22/2028 (USD-SOFR + 0.93% on 7/22/2027) (f)	14,106	14,325
JPMorgan Chase & Co. 4.851% 7/25/2028 (USD-SOFR + 1.99% on 7/25/2027) (f)	13,250	13,424
JPMorgan Chase & Co. 4.505% 10/22/2028 (USD-SOFR + 0.86% on 10/22/2027) (f)	27,736	28,012
JPMorgan Chase & Co. 4.203% 7/23/2029 (3-month USD CME Term SOFR + 1.522% on 7/23/2028) (f)	875	878
JPMorgan Chase & Co. 5.299% 7/24/2029 (USD-SOFR + 1.45% on 7/24/2028) (f)	5,016	5,171
JPMorgan Chase & Co. 5.581% 4/22/2030 (USD-SOFR + 1.16% on 4/22/2029) (f)	7,203	7,517
JPMorgan Chase & Co. 4.995% 7/22/2030 (USD-SOFR + 1.125% on 7/22/2029) (f)	7,120	7,311
JPMorgan Chase & Co. 4.603% 10/22/2030 (USD-SOFR + 1.04% on 10/22/2029) (f)	29,142	29,558
JPMorgan Chase & Co. 5.14% 1/24/2031 (USD-SOFR + 0.90% on 1/24/2030) (f)	8,331	8,612
JPMorgan Chase & Co. 4.255% 10/22/2031 (USD-SOFR + 0.93% on 10/22/2030) (f)	43,063	42,942
JPMorgan Chase & Co. 1.953% 2/4/2032 (USD-SOFR + 1.065% on 2/4/2031) (f)	56,869	50,734
JPMorgan Chase & Co. 2.545% 11/8/2032 (USD-SOFR + 1.18% on 11/8/2031) (f)	22,866	20,642
JPMorgan Chase & Co. 5.294% 7/22/2035 (USD-SOFR + 1.46% on 7/22/2034) (f)	5,729	5,913
JPMorgan Chase & Co. 5.502% 1/24/2036 (USD-SOFR + 1.315% on 1/24/2035) (f)	198	207
JPMorgan Chase & Co. 5.572% 4/22/2036 (USD-SOFR + 1.68% on 4/22/2035) (f)	42,999	45,130
JPMorgan Chase & Co. 4.81% 10/22/2036 (USD-SOFR + 1.19% on 10/22/2035) (f)	72,701	72,217
JPMorgan Chase & Co. 5.534% 11/29/2045 (USD-SOFR + 1.55% on 11/29/2044) (f)	7,096	7,211
JPMorgan Chase & Co. 3.109% 4/22/2051 (USD-SOFR + 2.44% on 4/22/2050) (f)	485	330
Kasikornbank PCL (Hong Kong Branch) 3.343% 10/2/2031 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.70% on 10/2/2026) (f)	19,035	18,803
KBC Groep NV 5.796% 1/19/2029 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.10% on 1/19/2028) (d)(f)	14,200	14,669

51	The Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Financials (continued)
KBC Groep NV 4.932% 10/16/2030 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.07% on 10/16/2029) (d)(f)	USD4,550	$4,639
KBC Groep NV 6.324% 9/21/2034 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.05% on 9/21/2033) (d)(f)	2,318	2,529
Kookmin Bank 5.375% 5/8/2027 (d)	3,270	3,334
Legend Fortune, Ltd., Series EMTN, (USD-SOFR Index + 0.60%) 4.615% 8/26/2028 (c)	1,160	1,161
Lloyds Banking Group PLC 1.627% 5/11/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.85% on 5/11/2026) (f)	312	309
Lloyds Banking Group PLC 5.871% 3/6/2029 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.70% on 3/6/2028) (f)	8,100	8,401
Lloyds Banking Group PLC 5.721% 6/5/2030 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.07% on 6/5/2029) (f)	13,659	14,322
Lloyds Banking Group PLC 5.679% 1/5/2035 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.75% on 1/5/2034) (f)	13,132	13,831
M&T Bank Corp. 7.413% 10/30/2029 (USD-SOFR + 2.80% on 10/30/2028) (f)	37,790	41,046
Marsh & McLennan Cos., Inc. 2.25% 11/15/2030	221	202
Marsh & McLennan Cos., Inc. 4.85% 11/15/2031	14,500	14,880
Marsh & McLennan Cos., Inc. 5.00% 3/15/2035	29,004	29,392
Marsh & McLennan Cos., Inc. 2.90% 12/15/2051	875	557
Marsh & McLennan Cos., Inc. 5.45% 3/15/2054	950	924
Marsh & McLennan Cos., Inc. 5.40% 3/15/2055	18,947	18,255
Mastercard, Inc. 4.95% 3/15/2032	1,995	2,067
Mastercard, Inc. 4.875% 5/9/2034	1,565	1,605
Mastercard, Inc. 4.55% 1/15/2035	4,492	4,494
Meiji Yasuda Life Insurance Co. 5.80% 9/11/2054 (5-year UST Yield Curve Rate T Note Constant Maturity + 3.033% on 9/11/2034) (d)(f)	6,000	6,111
Meiji Yasuda Life Insurance Co. 6.10% 6/11/2055 (5-year UST Yield Curve Rate T Note Constant Maturity + 2.911% on 6/11/2035) (d)(f)	2,500	2,595
Met Tower Global Funding 5.40% 6/20/2026 (d)	10,000	10,066
Met Tower Global Funding 5.25% 4/12/2029 (d)	12,000	12,414
MetLife Capital Trust IV, junior subordinated, 7.875% 12/15/2067 (3-month USD CME Term SOFR + 4.222% on 12/15/2037) (d)(f)	100	111
MetLife, Inc. 4.55% 3/23/2030	417	426
MetLife, Inc. 5.375% 7/15/2033	8,398	8,856
MetLife, Inc. 5.30% 12/15/2034	4,000	4,169
MetLife, Inc. 4.60% 5/13/2046	800	718
Metropolitan Life Global Funding I 3.45% 12/18/2026 (d)	2,315	2,307
Metropolitan Life Global Funding I 5.05% 1/6/2028 (d)	1,418	1,448
Metropolitan Life Global Funding I 5.40% 9/12/2028 (d)	6,000	6,215
Metropolitan Life Global Funding I 4.85% 1/8/2029 (d)	15,000	15,317
Metropolitan Life Global Funding I 4.30% 8/25/2029 (d)	884	889
Metropolitan Life Global Funding I 4.90% 1/9/2030 (d)	5,000	5,125
Metropolitan Life Global Funding I 2.95% 4/9/2030 (d)	980	931
Metropolitan Life Global Funding I 5.15% 3/28/2033 (d)	1,868	1,923
Metropolitan Life Global Funding I 5.05% 1/8/2034 (d)	2,000	2,041
Mitsubishi UFJ Financial Group, Inc. 5.422% 2/22/2029 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.38% on 2/22/2028) (f)	10,000	10,291
Mitsubishi UFJ Financial Group, Inc. 5.258% 4/17/2030 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.82% on 4/17/2029) (f)	10,000	10,307
Mitsubishi UFJ Financial Group, Inc. (USD-SOFR + 1.13%) 3.66% 9/12/2031 (c)	6,000	6,030
Mitsubishi UFJ Financial Group, Inc. 4.527% 9/12/2031 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.13% on 9/12/2030) (f)	8,000	8,047
Mitsubishi UFJ Financial Group, Inc. 5.133% 7/20/2033 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.125% on 7/20/2032) (f)	631	648
Mizuho Financial Group, Inc. 1.234% 5/22/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.67% on 5/22/2026) (f)	10,000	9,891
Mizuho Financial Group, Inc. 5.376% 5/26/2030 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.12% on 5/26/2029) (f)	15,000	15,523
Mizuho Financial Group, Inc. 5.594% 7/10/2035 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.30% on 7/10/2034) (f)	11,000	11,544
Morgan Stanley 4.754% 4/21/2026	25,000	25,049
Morgan Stanley 1.512% 7/20/2027 (USD-SOFR + 0.858% on 7/20/2026) (f)	2,884	2,843
Morgan Stanley 5.652% 4/13/2028 (USD-SOFR + 1.01% on 4/13/2027) (f)	2,594	2,646
Morgan Stanley 4.968% 7/14/2028 (USD-SOFR + 0.93% on 7/14/2027) (f)	3,500	3,550
Morgan Stanley 4.994% 4/12/2029 (USD-SOFR + 1.38% on 4/12/2028) (f)	5,750	5,865
Morgan Stanley 6.407% 11/1/2029 (USD-SOFR + 1.83% on 11/1/2028) (f)	4,220	4,474

The Bond Fund of America	52

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Financials (continued)
Morgan Stanley 5.173% 1/16/2030 (USD-SOFR + 1.45% on 1/16/2029) (f)	USD38,408	$39,452
Morgan Stanley 5.656% 4/18/2030 (USD-SOFR + 1.26% on 4/18/2029) (f)	31,689	33,024
Morgan Stanley 4.654% 10/18/2030 (USD-SOFR + 1.10% on 10/18/2029) (f)	21,566	21,832
Morgan Stanley 5.23% 1/15/2031 (USD-SOFR + 1.108% on 1/15/2030) (f)	37,687	38,882
Morgan Stanley 5.192% 4/17/2031 (USD-SOFR + 1.51% on 4/17/2030) (f)	21,347	22,015
Morgan Stanley 4.356% 10/22/2031 (USD-SOFR + 1.074% on 10/22/2030) (f)	71,155	70,937
Morgan Stanley 1.794% 2/13/2032 (USD-SOFR + 1.034% on 2/13/2031) (f)	9,592	8,434
Morgan Stanley 1.928% 4/28/2032 (USD-SOFR + 1.02% on 4/28/2031) (f)	1,176	1,032
Morgan Stanley 5.466% 1/18/2035 (USD-SOFR + 1.73% on 1/18/2034) (f)	799	831
Morgan Stanley 5.32% 7/19/2035 (USD-SOFR + 1.555% on 7/19/2034) (f)	11,360	11,698
Morgan Stanley 5.587% 1/18/2036 (USD-SOFR + 1.418% on 1/18/2035) (f)	1,164	1,217
Morgan Stanley 5.664% 4/17/2036 (USD-SOFR + 1.757% on 4/17/2035) (f)	6,557	6,887
Morgan Stanley 4.892% 10/22/2036 (USD-SOFR + 1.314% on 10/22/2035) (f)	91,251	90,478
Morgan Stanley 5.297% 4/20/2037 (USD-SOFR + 2.62% on 4/20/2032) (f)	13,453	13,693
Nasdaq, Inc. 5.35% 6/28/2028	960	991
National Australia Bank, Ltd. 5.087% 6/11/2027	10,000	10,195
National Australia Bank, Ltd. 4.90% 6/13/2028	5,000	5,123
National Australia Bank, Ltd. 4.787% 1/10/2029	12,000	12,279
National Australia Bank, Ltd. 5.181% 6/11/2034 (d)	1,243	1,293
NatWest Group PLC 5.847% 3/2/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.35% on 3/2/2026) (f)	20,000	20,055
NatWest Group PLC 5.583% 3/1/2028 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.10% on 3/1/2027) (f)	20,000	20,362
NatWest Group PLC 3.073% 5/22/2028 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.55% on 5/22/2027) (f)	7,500	7,407
NatWest Group PLC 4.445% 5/8/2030 (3-month EUR-EURIBOR + 1.871% on 5/8/2029) (f)	9,464	9,506
Navient Corp. 5.00% 3/15/2027	6,250	6,268
Navient Corp. 5.50% 3/15/2029	10,000	9,934
Navient Corp. 7.875% 6/15/2032	4,000	4,190
Navient Corp. 5.625% 8/1/2033	3,000	2,746
New York Life Global Funding 0.85% 1/15/2026 (d)	3,803	3,799
New York Life Global Funding 3.25% 4/7/2027 (d)	2,164	2,152
New York Life Global Funding 4.90% 6/13/2028 (d)	7,500	7,676
New York Life Global Funding 4.60% 6/3/2030 (d)	3,000	3,049
New York Life Global Funding 1.20% 8/7/2030 (d)	4,913	4,299
New York Life Global Funding 4.55% 1/28/2033 (d)	3,067	3,058
New York Life Global Funding 5.35% 1/23/2035 (d)	15,000	15,658
Nippon Life Insurance Co. 6.50% 4/30/2055 (5-year UST Yield Curve Rate T Note Constant Maturity + 3.189% on 4/30/2035) (d)(f)	18,201	19,610
Nomura Holdings, Inc. (USD-SOFR + 1.25%) 3.66% 7/2/2027 (c)	5,000	5,041
Nomura Holdings, Inc. 5.594% 7/2/2027	15,000	15,333
Nomura Holdings, Inc. 5.783% 7/3/2034	17,188	18,174
NongHyup Bank 4.875% 7/3/2028 (d)	13,213	13,530
Northwestern Mutual Global Funding 0.80% 1/14/2026 (d)	2,062	2,060
Northwestern Mutual Life Insurance Co. (The) 4.90% 6/12/2028 (d)	12,000	12,280
OneMain Finance Corp. 7.875% 3/15/2030	9,120	9,649
OneMain Finance Corp. 6.50% 3/15/2033	4,000	4,049
PayPal Holdings, Inc. 3.90% 6/1/2027	5,603	5,617
PayPal Holdings, Inc. 4.40% 6/1/2032	4,268	4,263
PayPal Holdings, Inc. 5.05% 6/1/2052	2,799	2,542
Piraeus Bank SA 7.25% 7/13/2028 (1-year EUR Mid-Swap + 3.692% on 7/13/2027) (f)	EUR2,565	3,220
Piraeus Bank SA 4.625% 7/17/2029 (1-year EUR Mid-Swap + 1.723% on 7/17/2028) (f)	1,285	1,571
Piraeus Bank SA 6.75% 12/5/2029 (1-year EUR Mid-Swap + 3.837% on 12/5/2028) (f)	14,520	18,805
Piraeus Bank SA 5.00% 4/16/2030 (1-year EUR-ICE Swap EURIBOR + 2.245% on 4/16/2029) (f)	73,825	91,702
PNC Bank, NA 4.543% 5/13/2027 (USD-SOFR + 0.63% on 5/13/2026) (f)	USD12,617	12,637
PNC Bank, NA 5.373% 7/21/2036 (USD-SOFR + 1.417% on 7/21/2035) (f)	4,783	4,921
PNC Financial Services Group, Inc. 5.102% 7/23/2027 (USD-SOFR + 0.796% on 7/23/2026) (f)	21,750	21,874
PNC Financial Services Group, Inc. 5.354% 12/2/2028 (USD-SOFR + 1.62% on 12/2/2027) (f)	10,000	10,257
PNC Financial Services Group, Inc. 5.582% 6/12/2029 (USD-SOFR + 1.841% on 6/12/2028) (f)	39,255	40,723
PNC Financial Services Group, Inc. 5.492% 5/14/2030 (USD-SOFR + 1.198% on 5/14/2029) (f)	18,392	19,155
PNC Financial Services Group, Inc. 5.222% 1/29/2031 (USD-SOFR + 1.072% on 1/29/2030) (f)	12,312	12,748
PNC Financial Services Group, Inc. 4.812% 10/21/2032 (USD-SOFR + 1.289% on 10/21/2031) (f)	10,000	10,181
PNC Financial Services Group, Inc. 6.037% 10/28/2033 (USD-SOFR + 2.14% on 10/28/2032) (f)	1,046	1,131
PNC Financial Services Group, Inc. 5.939% 8/18/2034 (USD-SOFR + 1.946% on 8/18/2033) (f)	1,174	1,261
PNC Financial Services Group, Inc. 6.875% 10/20/2034 (USD-SOFR + 2.284% on 10/20/2033) (f)	21,075	23,862
PNC Financial Services Group, Inc. 5.676% 1/22/2035 (USD-SOFR + 1.902% on 1/22/2034) (f)	3,375	3,560

53	The Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Financials (continued)
PNC Financial Services Group, Inc. 5.575% 1/29/2036 (USD-SOFR + 1.394% on 1/29/2035) (f)	USD29,650	$30,932
Power Finance Corp., Ltd. 3.95% 4/23/2030	27,000	26,338
Prudential Financial, Inc. 3.70% 3/13/2051	2,370	1,774
PT Bank Negara Indonesia (Persero) Tbk 5.28% 4/5/2029	10,000	10,266
QBE Insurance Group, Ltd. (3-month AUD-BBSW + 2.75%) 6.40% 8/25/2036 (c)	AUD12,200	8,228
QBE Insurance Group, Ltd. 2.50% 9/13/2038 (5-year GBP-GILT + 2.061% on 9/13/2028) (f)	GBP5,690	7,288
QBE Insurance Group, Ltd. 5.875% 6/17/2046 (10-year USD-ICE SOFR Spread-Adjusted Swap + 4.395% on 6/17/2026) (f)	USD4,000	4,026
RGA Global Funding 5.25% 1/9/2030 (d)	15,000	15,516
Royal Bank of Canada 3.625% 5/4/2027	748	748
Royal Bank of Canada 4.90% 1/12/2028	1,650	1,685
Royal Bank of Canada 4.65% 10/18/2030 (USD-SOFR + 1.08% on 10/18/2029) (f)	21,169	21,476
Royal Bank of Canada 5.153% 2/4/2031 (USD-SOFR + 1.03% on 2/4/2030) (f)	29,212	30,089
Royal Bank of Canada 4.971% 5/2/2031 (USD-SOFR Index + 1.13% on 5/2/2030) (f)	25,000	25,576
Royal Bank of Canada 4.696% 8/6/2031 (USD-SOFR + 1.06% on 8/6/2030) (f)	22,818	23,121
Royal Bank of Canada 5.00% 2/1/2033	7,246	7,462
Santander Holdings USA, Inc. 6.124% 5/31/2027 (USD-SOFR + 1.232% on 5/31/2026) (f)	9,300	9,365
Santander Holdings USA, Inc. 2.49% 1/6/2028 (USD-SOFR + 1.249% on 1/6/2027) (f)	10,775	10,594
Santander Holdings USA, Inc. 5.473% 3/20/2029 (USD-SOFR + 1.61% on 3/20/2028) (f)	13,107	13,397
Santander Holdings USA, Inc. 6.565% 6/12/2029 (USD-SOFR + 2.70% on 6/12/2028) (f)	3,644	3,812
Santander UK Group Holdings PLC 2.469% 1/11/2028 (USD-SOFR + 1.22% on 1/11/2027) (f)	7,500	7,374
Santander UK Group Holdings PLC 3.823% 11/3/2028 (3-month USD CME Term SOFR + 1.662% on 11/3/2027) (f)	7,500	7,453
SMBC Aviation Capital Finance DAC 5.45% 5/3/2028 (d)	10,000	10,276
Standard Chartered PLC 2.608% 1/12/2028 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.18% on 1/12/2027) (d)(f)	9,200	9,059
Standard Chartered PLC 7.018% 2/8/2030 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.20% on 2/8/2029) (d)(f)	4,930	5,304
Standard Chartered PLC 4.866% 3/15/2033 (5-year USD-ICE Swap + 1.97% on 3/15/2028) (d)(f)	7,000	7,036
Standard Chartered PLC 4.866% 3/15/2033 (5-year USD-ICE Swap + 1.97% on 3/15/2028) (f)	5,200	5,227
Standard Chartered PLC 5.905% 5/14/2035 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.45% on 5/14/2034) (d)(f)	17,360	18,336
Standard Chartered PLC 3.265% 2/18/2036 (5-year UST Yield Curve Rate T Note Constant Maturity + 2.30% on 2/18/2031) (d)(f)	2,554	2,366
State Street Corp. 5.82% 11/4/2028 (USD-SOFR + 1.715% on 11/4/2027) (f)	430	445
State Street Corp. 4.729% 2/28/2030	25,000	25,614
State Street Corp. 4.821% 1/26/2034 (USD-SOFR + 1.567% on 1/26/2033) (f)	254	258
State Street Corp. 5.159% 5/18/2034 (USD-SOFR + 1.89% on 5/18/2033) (f)	27,026	27,949
Sumitomo Mitsui Financial Group, Inc. 5.88% 7/13/2026	10,264	10,368
Sumitomo Mitsui Financial Group, Inc. 5.80% 7/13/2028	7,500	7,813
Sumitomo Mitsui Financial Group, Inc. 5.316% 7/9/2029	30,000	31,070
Sumitomo Mitsui Financial Group, Inc. 5.766% 1/13/2033	427	456
Sumitomo Mitsui Trust Bank, Ltd. 5.55% 9/14/2028 (d)	10,000	10,420
Suncorp Group, Ltd. (3-month AUD-BBSW + 2.30%) 5.969% 6/1/2037 (c)	AUD7,500	5,089
Suncorp Group, Ltd. (3-month AUD-BBSW + 2.65%) 6.319% 12/1/2038 (c)	50	35
Svenska Handelsbanken AB 5.50% 6/15/2028 (d)	USD5,000	5,168
Swedbank AB 6.136% 9/12/2026 (d)	12,825	13,015
Synchrony Bank 5.625% 8/23/2027	17,000	17,350
Synchrony Financial 5.019% 7/29/2029 (USD-SOFR Index + 1.395% on 7/29/2028) (f)	6,762	6,849
The Bank of Nova Scotia 4.932% 2/14/2029 (USD-SOFR + 0.89% on 2/14/2028) (f)	20,000	20,389
Toronto-Dominion Bank (The) 4.568% 12/17/2026	8,891	8,948
Toronto-Dominion Bank (The) 5.156% 1/10/2028	8,213	8,403
Toronto-Dominion Bank (The) 4.861% 1/31/2028	20,000	20,337
Toronto-Dominion Bank (The) 4.783% 12/17/2029	2,317	2,375
Toronto-Dominion Bank (The) 4.808% 6/3/2030	34,000	34,712
Travelers Cos., Inc. 5.05% 7/24/2035	2,819	2,867
Travelers Cos., Inc. 2.55% 4/27/2050	1,601	970
Travelers Cos., Inc. 5.45% 5/25/2053	1,773	1,748
Truist Bank 4.671% 5/20/2027 (USD-SOFR + 0.59% on 5/20/2026) (f)	10,000	10,018
Truist Financial Corp. 7.161% 10/30/2029 (USD-SOFR + 2.446% on 10/30/2028) (f)	6,099	6,581
Truist Financial Corp. 5.435% 1/24/2030 (USD-SOFR + 1.62% on 1/24/2029) (f)	4,343	4,497
Truist Financial Corp. 5.071% 5/20/2031 (USD-SOFR + 1.309% on 5/20/2030) (f)	8,394	8,625
Truist Financial Corp. 5.153% 8/5/2032 (USD-SOFR + 1.571% on 8/5/2031) (f)	24,833	25,669
Truist Financial Corp. 5.867% 6/8/2034 (USD-SOFR + 2.361% on 6/8/2033) (f)	5,000	5,322
Truist Financial Corp. 4.964% 10/23/2036 (USD-SOFR + 1.395% on 10/23/2035) (f)	2,224	2,201
U.S. Bancorp 3.10% 4/27/2026	7,000	6,983

The Bond Fund of America	54

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Financials (continued)
U.S. Bancorp 4.653% 2/1/2029 (USD-SOFR + 1.23% on 2/1/2028) (f)	USD31,436	$31,834
U.S. Bancorp 5.775% 6/12/2029 (USD-SOFR + 2.02% on 6/12/2028) (f)	1,500	1,560
U.S. Bancorp 5.384% 1/23/2030 (USD-SOFR + 1.56% on 1/23/2029) (f)	6,064	6,282
U.S. Bancorp 5.046% 2/12/2031 (USD-SOFR + 1.061% on 2/12/2030) (f)	13,200	13,563
U.S. Bancorp 5.424% 2/12/2036 (USD-SOFR + 1.411% on 2/12/2035) (f)	20,000	20,794
UBS Group AG 4.55% 4/17/2026	7,000	7,012
UBS Group AG 5.711% 1/12/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.55% on 1/12/2026) (d)(f)	20,000	20,008
UBS Group AG 1.364% 1/30/2027 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.08% on 1/30/2026) (d)(f)	10,300	10,277
UBS Group AG 1.305% 2/2/2027 (USD-SOFR + 0.98% on 2/2/2026) (d)(f)	38,389	38,282
UBS Group AG 4.703% 8/5/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.05% on 8/5/2026) (d)(f)	50,000	50,183
UBS Group AG 1.494% 8/10/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.85% on 8/10/2026) (d)(f)	19,621	19,312
UBS Group AG 4.751% 5/12/2028 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.75% on 5/12/2027) (d)(f)	6,750	6,806
UBS Group AG 3.869% 1/12/2029 (3-month USD CME Term SOFR + 1.672% on 1/12/2028) (d)(f)	5,485	5,456
UBS Group AG 5.428% 2/8/2030 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.52% on 2/8/2029) (d)(f)	9,650	9,983
UBS Group AG 3.126% 8/13/2030 (3-month USD CME Term SOFR + 1.73% on 8/13/2029) (d)(f)	2,600	2,492
UBS Group AG 5.617% 9/13/2030 (1-year USD-ICE SOFR Swap + 1.34% on 9/13/2029) (d)(f)	23,125	24,164
UBS Group AG 4.194% 4/1/2031 (USD-SOFR + 3.73% on 4/1/2030) (d)(f)	18,250	18,082
UBS Group AG 2.095% 2/11/2032 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.00% on 2/11/2031) (d)(f)	11,788	10,462
UBS Group AG 3.091% 5/14/2032 (USD-SOFR + 1.73% on 5/14/2031) (d)(f)	8,322	7,730
UBS Group AG 2.746% 2/11/2033 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.10% on 2/11/2032) (d)(f)	15,694	14,082
United Overseas Bank, Ltd. 2.00% 10/14/2031 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.23% on 10/14/2026) (d)(f)	8,430	8,279
Vigorous Champion International, Ltd. 4.25% 5/28/2029	1,708	1,707
Vnesheconombank Via VEB Finance PLC 6.80% 11/22/2025 (d)(g)(j)	500	— (b)
Wells Fargo & Co. 5.707% 4/22/2028 (USD-SOFR + 1.07% on 4/22/2027) (f)	53,097	54,206
Wells Fargo & Co. 2.393% 6/2/2028 (USD-SOFR + 2.10% on 6/2/2027) (f)	225	220
Wells Fargo & Co. 4.808% 7/25/2028 (USD-SOFR + 1.98% on 7/25/2027) (f)	38,248	38,680
Wells Fargo & Co. 4.97% 4/23/2029 (USD-SOFR + 1.37% on 4/23/2028) (f)	995	1,014
Wells Fargo & Co. 5.574% 7/25/2029 (USD-SOFR + 1.74% on 7/25/2028) (f)	12,580	13,037
Wells Fargo & Co. 6.303% 10/23/2029 (USD-SOFR + 1.79% on 10/23/2028) (f)	20,000	21,137
Wells Fargo & Co. 5.198% 1/23/2030 (USD-SOFR + 1.50% on 1/23/2029) (f)	37,105	38,220
Wells Fargo & Co. 5.244% 1/24/2031 (USD-SOFR + 1.11% on 1/24/2030) (f)	5,128	5,313
Wells Fargo & Co. 5.15% 4/23/2031 (USD-SOFR + 1.50% on 4/23/2030) (f)	61,325	63,315
Wells Fargo & Co. 3.35% 3/2/2033 (USD-SOFR + 1.50% on 3/2/2032) (f)	1,952	1,822
Wells Fargo & Co. 5.389% 4/24/2034 (USD-SOFR + 2.02% on 4/24/2033) (f)	35,000	36,426
Wells Fargo & Co. 5.557% 7/25/2034 (USD-SOFR + 1.99% on 7/25/2033) (f)	1,038	1,089
Wells Fargo & Co. 6.491% 10/23/2034 (USD-SOFR + 2.06% on 10/23/2033) (f)	1,056	1,170
Wells Fargo & Co. 5.211% 12/3/2035 (USD-SOFR + 1.38% on 12/3/2034) (f)	952	973
Wells Fargo & Co. 5.605% 4/23/2036 (USD-SOFR + 1.74% on 4/23/2035) (f)	25,000	26,213
Wells Fargo & Co. 4.611% 4/25/2053 (USD-SOFR + 2.13% on 4/25/2052) (f)	49,958	43,020
Westpac Banking Corp. 4.11% 7/24/2034 (5-year UST Yield Curve Rate T Note Constant Maturity + 2.00% on 7/24/2029) (f)	11,339	11,165
Westpac Banking Corp. 2.668% 11/15/2035 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.75% on 11/15/2030) (f)	23,100	20,936
Westpac Banking Corp. 2.963% 11/16/2040	4,500	3,433
Xiaomi Best Time International, Ltd. 3.375% 4/29/2030	2,165	2,085
Xiaomi Best Time International, Ltd. 2.875% 7/14/2031	1,000	924
Xiaomi Best Time International, Ltd. 4.10% 7/14/2051	5,000	4,000
		6,777,391

Consumer discretionary 3.49%
Acushnet Co. 5.625% 12/1/2033 (d)	405	411
Advance Auto Parts, Inc. 7.00% 8/1/2030 (d)	5,210	5,258
Advance Auto Parts, Inc. 7.375% 8/1/2033 (d)	8,205	8,243
Alibaba Group Holding, Ltd. 5.25% 5/26/2035	8,830	9,207
Alibaba Group Holding, Ltd. 4.00% 12/6/2037	4,000	3,680
Alibaba Group Holding, Ltd. 2.70% 2/9/2041	13,406	9,862

55	The Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Consumer discretionary (continued)
Alibaba Group Holding, Ltd. 4.20% 12/6/2047	USD6,300	$5,228
Alibaba Group Holding, Ltd. 5.625% 11/26/2054	2,690	2,730
Alibaba Group Holding, Ltd. 4.40% 12/6/2057	1,500	1,250
Allied Universal Holdco, LLC 4.625% 6/1/2028 (d)	2,105	2,077
Amazon.com, Inc. 1.65% 5/12/2028	25,000	23,869
Amazon.com, Inc. 3.90% 11/20/2028	35,000	35,117
Amazon.com, Inc. 4.10% 11/20/2030	5,000	5,007
Amazon.com, Inc. 2.10% 5/12/2031	25,000	22,598
Amazon.com, Inc. 4.35% 3/20/2033	17,231	17,180
Amazon.com, Inc. 4.65% 11/20/2035	31,728	31,612
Amazon.com, Inc. 5.45% 11/20/2055	68,281	66,692
Amazon.com, Inc. 5.55% 11/20/2065	41,000	39,802
Arcos Dorados BV 6.375% 1/29/2032 (d)	3,465	3,676
BMW US Capital, LLC 2.55% 4/1/2031 (d)	5,056	4,608
BMW US Capital, LLC 3.70% 4/1/2032 (d)	1,701	1,620
Carnival Corp. 4.00% 8/1/2028 (d)	1,000	986
Carnival Corp. 5.125% 5/1/2029 (d)	29,725	30,069
Carnival Corp. 5.75% 3/15/2030 (d)	43,000	44,258
Carnival Corp. 5.75% 8/1/2032 (d)	56,125	57,670
Carnival Corp. 6.125% 2/15/2033 (d)	18,605	19,221
Daimler Trucks Finance North America, LLC 5.00% 1/15/2027 (d)	5,837	5,895
Daimler Trucks Finance North America, LLC 4.95% 1/13/2028 (d)	10,000	10,155
Daimler Trucks Finance North America, LLC 2.375% 12/14/2028 (d)	9,125	8,683
Daimler Trucks Finance North America, LLC 5.25% 1/13/2030 (d)	25,000	25,760
Daimler Trucks Finance North America, LLC 2.50% 12/14/2031 (d)	7,312	6,532
Ford Motor Co. 3.25% 2/12/2032	3,737	3,295
Ford Motor Credit Co., LLC 6.95% 3/6/2026	7,984	8,002
Ford Motor Credit Co., LLC 6.95% 6/10/2026	5,616	5,666
Ford Motor Credit Co., LLC 2.70% 8/10/2026	1,025	1,015
Ford Motor Credit Co., LLC 5.125% 11/5/2026	4,000	4,023
Ford Motor Credit Co., LLC 4.271% 1/9/2027	1,035	1,030
Ford Motor Credit Co., LLC 5.85% 5/17/2027	10,000	10,158
Ford Motor Credit Co., LLC 4.95% 5/28/2027	9,936	9,978
Ford Motor Credit Co., LLC 4.125% 8/17/2027	4,655	4,619
Ford Motor Credit Co., LLC 3.815% 11/2/2027	1,730	1,704
Ford Motor Credit Co., LLC 7.35% 11/4/2027	23,479	24,523
Ford Motor Credit Co., LLC 2.90% 2/16/2028	25,593	24,655
Ford Motor Credit Co., LLC 6.80% 5/12/2028	22,310	23,286
Ford Motor Credit Co., LLC 6.798% 11/7/2028	11,114	11,664
Ford Motor Credit Co., LLC 2.90% 2/10/2029	63,900	60,076
Ford Motor Credit Co., LLC 5.80% 3/8/2029	80,985	82,774
Ford Motor Credit Co., LLC 5.113% 5/3/2029	69,292	69,421
Ford Motor Credit Co., LLC 5.303% 9/6/2029	41,825	42,173
Ford Motor Credit Co., LLC 5.875% 11/7/2029	34,300	35,224
Ford Motor Credit Co., LLC 7.35% 3/6/2030	75,790	81,376
Ford Motor Credit Co., LLC 7.20% 6/10/2030	9,625	10,324
Ford Motor Credit Co., LLC 5.73% 9/5/2030	36,306	36,879
Ford Motor Credit Co., LLC 4.00% 11/13/2030	47,971	45,319
Ford Motor Credit Co., LLC 6.05% 3/5/2031	107,463	110,545
Ford Motor Credit Co., LLC 3.625% 6/17/2031	62,171	56,987
Ford Motor Credit Co., LLC 6.054% 11/5/2031	186,953	191,769
Ford Motor Credit Co., LLC 6.532% 3/19/2032	23,554	24,643
Ford Motor Credit Co., LLC 7.122% 11/7/2033	72,758	78,180
Ford Motor Credit Co., LLC 6.125% 3/8/2034	137,778	140,066
Ford Motor Credit Co., LLC 6.50% 2/7/2035	82,726	85,735
Ford Motor Credit Co., LLC 5.869% 10/31/2035	77,847	76,914
General Motors Co. 5.625% 4/15/2030	12,500	13,030
General Motors Financial Co., Inc. 1.50% 6/10/2026	3,006	2,973
General Motors Financial Co., Inc. 4.20% 10/27/2028	9,189	9,204
General Motors Financial Co., Inc. 4.90% 10/6/2029	1,876	1,906
General Motors Financial Co., Inc. 5.625% 4/4/2032	2,134	2,223
General Motors Financial Co., Inc. 5.45% 9/6/2034	4,483	4,549
General Motors Financial Co., Inc. 5.90% 1/7/2035	40,668	42,425
General Motors Financial Co., Inc. 6.15% 7/15/2035	6,290	6,631
GENM Capital Labuan, Ltd. 3.882% 4/19/2031	26,500	24,027
GOHL Capital, Ltd., 4.25% 1/24/2027	45,800	45,422

The Bond Fund of America	56

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Consumer discretionary (continued)
Hilton Domestic Operating Co., Inc. 4.00% 5/1/2031 (d)	USD13,960	$13,375
Hilton Domestic Operating Co., Inc. 3.625% 2/15/2032 (d)	11,040	10,257
Hilton Domestic Operating Co., Inc. 5.50% 3/31/2034 (d)	14,065	14,169
Home Depot, Inc. 2.95% 6/15/2029	11,320	10,958
Home Depot, Inc. 2.70% 4/15/2030	25,000	23,652
Home Depot, Inc. 4.85% 6/25/2031	16,291	16,852
Home Depot, Inc. 4.95% 6/25/2034	62,926	64,381
Home Depot, Inc. 5.30% 6/25/2054	33,031	31,617
Hyatt Hotels Corp. 5.05% 3/30/2028	8,478	8,637
Hyatt Hotels Corp. 5.75% 3/30/2032	8,010	8,396
Hyundai Capital America 1.30% 1/8/2026 (d)	17,000	16,992
Hyundai Capital America 5.50% 3/30/2026 (d)	5,000	5,017
Hyundai Capital America 1.50% 6/15/2026 (d)	24,066	23,791
Hyundai Capital America 1.65% 9/17/2026 (d)	36,910	36,317
Hyundai Capital America 3.00% 2/10/2027 (d)	19,717	19,504
Hyundai Capital America 5.30% 3/19/2027 (d)	14,986	15,205
Hyundai Capital America 4.85% 3/25/2027 (d)	43,000	43,404
Hyundai Capital America 4.875% 6/23/2027 (d)	15,567	15,743
Hyundai Capital America 5.275% 6/24/2027 (d)	12,500	12,716
Hyundai Capital America 2.375% 10/15/2027 (d)	14,154	13,744
Hyundai Capital America 5.00% 1/7/2028 (d)	15,000	15,241
Hyundai Capital America 5.60% 3/30/2028 (d)	3,300	3,397
Hyundai Capital America 2.00% 6/15/2028 (d)	13,912	13,203
Hyundai Capital America 4.90% 6/23/2028 (d)	21,844	22,191
Hyundai Capital America 2.10% 9/15/2028 (d)	7,900	7,475
Hyundai Capital America 4.25% 9/18/2028 (d)	13,214	13,221
Hyundai Capital America 6.10% 9/21/2028 (d)	1,000	1,047
Hyundai Capital America 5.30% 1/8/2029 (d)	2,748	2,821
Hyundai Capital America 6.50% 1/16/2029 (d)	5,119	5,425
Hyundai Capital America 4.55% 9/26/2029 (d)	24,606	24,764
Hyundai Capital America 5.30% 1/8/2030 (d)	37,000	38,142
Hyundai Capital America 5.15% 3/27/2030 (d)	3,500	3,589
Hyundai Capital America 5.10% 6/24/2030 (d)	18,350	18,786
Hyundai Capital America 4.50% 9/18/2030 (d)	7,800	7,804
Hyundai Capital America 5.40% 6/24/2031 (d)	4,500	4,659
Hyundai Capital Services, Inc. 1.25% 2/8/2026 (d)	6,570	6,551
KB Home 6.875% 6/15/2027	5,000	5,107
Marriott International, Inc. 4.20% 7/15/2027	8,000	8,034
Marriott International, Inc. 5.00% 10/15/2027	20,000	20,353
Marriott International, Inc. 4.90% 4/15/2029	6,524	6,678
Marriott International, Inc. 2.85% 4/15/2031	2,120	1,967
Marriott International, Inc. 4.50% 10/15/2031	3,000	3,008
Marriott International, Inc. 2.75% 10/15/2033	25,167	22,023
Marriott International, Inc. 5.35% 3/15/2035	5,000	5,148
McDonald’s Corp. 5.00% 5/17/2029	5,773	5,944
McDonald’s Corp. 4.95% 3/3/2035	3,354	3,400
McDonald’s Corp. 4.45% 9/1/2048	242	206
McDonald’s Corp. 3.625% 9/1/2049	6,857	5,053
McDonald’s Corp. 4.20% 4/1/2050	708	573
McDonald’s Corp. 5.15% 9/9/2052	220	204
Meituan 3.05% 10/28/2030	15,000	13,994
Meituan 4.75% 11/5/2032 (d)	13,410	13,257
Meituan 5.125% 11/5/2035 (d)	20,855	20,651
Morongo Band of Mission Indians (The) 7.00% 10/1/2039 (d)	11,225	12,142
Motherson Global Investments BV 5.625% 7/11/2029	7,500	7,663
Motherson Global Investments BV 5.625% 7/11/2029 (d)	5,570	5,691
NIKE, Inc. 3.25% 3/27/2040	5,469	4,444
Nissan Motor Acceptance Co., LLC 6.125% 9/30/2030 (d)	6,000	6,005
Nissan Motor Acceptance Corp. 6.95% 9/15/2026 (d)	4,190	4,250
Nissan Motor Acceptance Corp. 1.85% 9/16/2026 (d)	4,874	4,770
Nissan Motor Acceptance Corp. 2.75% 3/9/2028 (d)	11,315	10,759
Nissan Motor Acceptance Corp. 2.45% 9/15/2028 (d)	15,000	13,948
Nissan Motor Acceptance Corp. 7.05% 9/15/2028 (d)	20,950	21,744
Nissan Motor Co., Ltd. 4.345% 9/17/2027 (d)	23,000	22,705
Nissan Motor Co., Ltd. 7.50% 7/17/2030 (d)	39,000	40,959
Nissan Motor Co., Ltd. 4.81% 9/17/2030 (d)	7,308	6,894

57	The Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Consumer discretionary (continued)
Nissan Motor Co., Ltd. 7.75% 7/17/2032 (d)	USD29,320	$31,170
Nissan Motor Co., Ltd. 8.125% 7/17/2035 (d)	59,905	63,710
President and Fellows of Harvard College 2.517% 10/15/2050	5,500	3,365
Royal Caribbean Cruises, Ltd. 5.50% 4/1/2028 (d)	20,000	20,369
Royal Caribbean Cruises, Ltd. 5.625% 9/30/2031 (d)	15,115	15,457
Royal Caribbean Cruises, Ltd. 6.00% 2/1/2033 (d)	40,000	41,114
Royal Caribbean Cruises, Ltd. 5.375% 1/15/2036	77,636	77,990
Sands China, Ltd. 3.80% 1/8/2026	13,000	12,999
Sands China, Ltd. 2.30% 3/8/2027	8,000	7,818
Sands China, Ltd. 5.40% 8/8/2028	76,050	77,549
Sands China, Ltd. 4.375% 6/18/2030	17,000	16,789
Sands China, Ltd. 3.25% 8/8/2031	19,600	18,132
Starbucks Corp. 4.80% 5/15/2030	4,330	4,421
Starbucks Corp. 5.00% 2/15/2034	8,892	9,086
Starbucks Corp. 5.40% 5/15/2035	30,257	31,479
Toyota Motor Credit Corp. 3.375% 4/1/2030	8,330	8,111
Travel + Leisure Co. 6.625% 7/31/2026 (d)	4,000	4,041
Volkswagen Group of America Finance, LLC 4.45% 9/11/2027 (d)	20,000	20,071
Volkswagen Group of America Finance, LLC 4.55% 9/11/2028 (d)	20,000	20,119
Volkswagen Group of America Finance, LLC 4.95% 8/15/2029 (d)	11,687	11,841
Volkswagen Group of America Finance, LLC 6.45% 11/16/2030 (d)	36,540	39,264
		3,448,881

Utilities 3.11%
Adani Transmission Step-One, Ltd. 4.00% 8/3/2026	2,000	1,986
AEP Texas, Inc. 3.45% 5/15/2051	1,563	1,062
AEP Transmission Co., LLC 3.10% 12/1/2026	1,085	1,077
AEP Transmission Co., LLC 5.15% 4/1/2034	11,675	11,930
AEP Transmission Co., LLC 5.375% 6/15/2035	1,325	1,370
AES Andes SA 6.30% 3/15/2029 (d)	7,753	8,031
Alabama Power Co. 3.00% 3/15/2052	22,980	14,956
Alfa Transmisora De Energia SA 4.55% 9/27/2051	12,306	9,948
Alfa Transmisora De Energia SA 4.55% 9/27/2051 (d)	5,641	4,560
American Electric Power Co., Inc. 4.30% 12/1/2028	31,133	31,365
American Transmission Systems, Inc. 2.65% 1/15/2032 (d)	1,218	1,098
Atlantic City Electric Co. 2.30% 3/15/2031	2,175	1,973
Berkshire Hathaway Energy Co. 1.65% 5/15/2031	4,039	3,523
Berkshire Hathaway Energy Co. 4.50% 2/1/2045	200	174
Buffalo Energy Mexico Holdings, SA de CV, 7.875% 2/15/2039	11,392	12,512
Buffalo Energy Mexico Holdings, SA de CV, 7.875% 2/15/2039 (d)	826	907
Chile Electricity Lux MPC SARL 6.01% 1/20/2033 (d)	2,954	3,107
Chile Electricity Lux MPC SARL 6.01% 1/20/2033	895	941
China Huaneng Group Co., Ltd. 5.30% perpetual bonds (3-year UST Yield Curve Rate T Note Constant Maturity + 3.775% on 7/5/2027) (f)	4,009	4,081
Cikarang Listrindo Tbk PT 5.65% 3/12/2035	10,050	10,227
Cleveland Electric Illuminating Co. (The) 3.50% 4/1/2028 (d)	2,670	2,627
CMS Energy Corp. 3.00% 5/15/2026	5,589	5,570
Comision Federal de Electricidad 4.688% 5/15/2029 (d)	30,765	30,496
Comision Federal de Electricidad 4.688% 5/15/2029	10,000	9,912
Comision Federal de Electricidad 3.348% 2/9/2031	25,000	22,730
Comision Federal de Electricidad 3.875% 7/26/2033	21,750	19,286
Comision Federal de Electricidad 6.45% 1/24/2035 (d)	22,000	22,672
Commonwealth Edison Co. 3.125% 3/15/2051	1,383	922
Commonwealth Edison Co. 2.75% 9/1/2051	616	380
Connecticut Light and Power Co. (The) 2.05% 7/1/2031	8,653	7,706
Consumers Energy Co. 3.80% 11/15/2028	593	591
Consumers Energy Co. 4.50% 1/15/2031	11,621	11,763
Consumers Energy Co. 3.60% 8/15/2032	37,600	35,719
Consumers Energy Co. 4.625% 5/15/2033	3,492	3,505
Consumers Energy Co. 5.05% 5/15/2035	14,157	14,411
DTE Electric Co. 4.85% 12/1/2026	1,350	1,364
DTE Electric Co. 3.70% 3/15/2045	107	84
DTE Energy Co. 2.85% 10/1/2026	539	535
DTE Energy Co. 5.10% 3/1/2029	8,650	8,867
DTE Energy Co. 2.25% 3/1/2030	1,557	1,449

The Bond Fund of America	58

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Utilities (continued)
Duke Energy Carolinas, LLC 2.45% 8/15/2029	USD3,530	$3,346
Duke Energy Carolinas, LLC 2.55% 4/15/2031	419	386
Duke Energy Carolinas, LLC 3.20% 8/15/2049	755	518
Duke Energy Carolinas, LLC 5.35% 1/15/2053	3,710	3,574
Duke Energy Corp. 5.75% 9/15/2033	33,869	35,888
Duke Energy Corp. 4.95% 9/15/2035	4,175	4,142
Duke Energy Corp. 5.00% 8/15/2052	331	293
Duke Energy Florida, LLC 1.75% 6/15/2030	9,594	8,669
Duke Energy Florida, LLC 4.20% 12/1/2030	4,000	4,008
Duke Energy Florida, LLC 5.875% 11/15/2033	4,052	4,377
Duke Energy Florida, LLC 4.85% 12/1/2035	29,314	29,199
Duke Energy Florida, LLC 3.00% 12/15/2051	8,566	5,576
Duke Energy Ohio, Inc. 2.125% 6/1/2030	5,250	4,812
Duke Energy Progress, LLC 2.00% 8/15/2031	769	683
Duke Energy Progress, LLC 2.50% 8/15/2050	354	207
Edison International 4.125% 3/15/2028	9,740	9,636
Edison International 5.25% 11/15/2028	20,497	20,779
Edison International 5.45% 6/15/2029	46,446	47,318
Edison International 6.95% 11/15/2029	21,779	23,207
Edison International 6.25% 3/15/2030	42,665	44,640
Edison International 5.25% 3/15/2032	50,365	50,424
Electricite de France SA 5.65% 4/22/2029 (d)	10,000	10,415
Electricite de France SA 6.25% 5/23/2033 (d)	8,275	8,970
Electricite de France SA 2.625% junior subordinated perpetual bonds (5-year EUR Mid-Swap + 2.86% on 6/1/2028) (f)	EUR15,000	17,233
Electricite de France SA 9.125% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 5.411% on 6/15/2033) (d)(f)	USD8,775	10,239
Emera US Finance, LP 2.639% 6/15/2031	6,743	6,105
Emera, Inc. 6.75% 6/15/2076 (3-month USD CME Term SOFR + 5.702% on 6/15/2026) (f)	319	322
Enel Finance International NV 2.125% 7/12/2028 (d)	6,940	6,600
Enel Finance International NV 4.125% 9/30/2028 (d)	2,375	2,372
Enel Finance International NV 5.125% 6/26/2029 (d)	15,000	15,402
Enel Finance International NV 4.375% 9/30/2030 (d)	3,000	2,990
Enel Finance International NV 5.00% 9/30/2035 (d)	5,000	4,980
Enfragen Energia Sur SA 5.375% 12/30/2030	9,848	9,169
Enfragen Energia Sur SA 8.499% 6/30/2032	3,500	3,634
Enfragen Energia Sur SA 8.499% 6/30/2032 (d)	2,480	2,575
Engie Energia Chile SA 3.40% 1/28/2030 (d)	7,054	6,652
ENN Clean Energy International Investment, Ltd. 3.375% 5/12/2026	9,060	9,008
ENN Clean Energy International Investment, Ltd. 3.375% 5/12/2026 (d)	8,250	8,202
ENN Energy Holdings, Ltd. 2.625% 9/17/2030 (d)	1,143	1,057
Entergy Corp. 1.90% 6/15/2028	6,531	6,200
Entergy Corp. 2.40% 6/15/2031	3,764	3,386
Entergy Louisiana, LLC 3.12% 9/1/2027	3,436	3,396
Entergy Louisiana, LLC 2.35% 6/15/2032	395	349
Entergy Louisiana, LLC 5.35% 3/15/2034	5,000	5,199
Entergy Louisiana, LLC 2.90% 3/15/2051	14,533	9,155
Eversource Energy 3.30% 1/15/2028	6,812	6,697
Eversource Energy 4.45% 12/15/2030	3,800	3,781
Eversource Energy 3.375% 3/1/2032	5,948	5,513
Exelon Corp. 4.10% 3/15/2052	1,725	1,340
FIEMEX Energia - Banco Actinver SA Institucion de Banca Multiple 7.25% 1/31/2041 (d)	12,030	12,665
FirstEnergy Corp. 2.65% 3/1/2030	13,032	12,158
FirstEnergy Corp. 2.25% 9/1/2030	14,613	13,240
FirstEnergy Corp., Series B, 3.90% 7/15/2027	10,000	9,966
FirstEnergy Transmission, LLC 2.866% 9/15/2028 (d)	18,927	18,309
Florida Power & Light Co. 4.40% 5/15/2028	16,905	17,133
Florida Power & Light Co. 4.80% 5/15/2033	4,161	4,244
Florida Power & Light Co. 5.30% 6/15/2034	11,633	12,192
Florida Power & Light Co. 4.70% 2/15/2036	21,527	21,331
Florida Power & Light Co. 3.70% 12/1/2047	2,859	2,207
Florida Power & Light Co. 3.15% 10/1/2049	442	304
Florida Power & Light Co. 2.875% 12/4/2051	15,570	9,939
Florida Power & Light Co. 5.30% 4/1/2053	209	200
Florida Power & Light Co. 5.60% 6/15/2054	5,331	5,360
Florida Power & Light Co. 5.70% 3/15/2055	1,475	1,497

59	The Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Utilities (continued)
Florida Power & Light Co. 5.60% 2/15/2066	USD12,998	$12,807
Georgia Power Co. 4.00% 10/1/2028	5,000	5,030
Georgia Power Co. 5.25% 3/15/2034	2,204	2,276
Grupo Energia Bogota SA ESP 7.85% 11/9/2033 (d)	2,500	2,863
Jersey Central Power & Light Co. 2.75% 3/1/2032 (d)	488	439
Jersey Central Power & Light Co. 5.10% 1/15/2035	3	3
Kallpa Generacion SA 5.875% 1/30/2032 (d)	5,558	5,796
Kallpa Generacion SA 5.875% 1/30/2032	2,942	3,068
MidAmerican Energy Co. 6.75% 12/30/2031	5,645	6,353
MidAmerican Energy Co. 5.35% 1/15/2034	350	366
MidAmerican Energy Co. 5.75% 11/1/2035	576	616
MidAmerican Energy Co. 3.15% 4/15/2050	2,964	2,015
MidAmerican Energy Co. 5.50% 11/15/2056	5,583	5,488
Minejesa Capital BV 4.625% 8/10/2030	3,693	3,682
Minejesa Capital BV 5.625% 8/10/2037	13,500	13,398
NextEra Energy Capital Holdings, Inc. 1.875% 1/15/2027	1,470	1,440
NextEra Energy Capital Holdings, Inc. 4.685% 9/1/2027	10,700	10,833
Niagara Energy S.A.C. 5.746% 10/3/2034 (d)	4,400	4,491
Niagara Energy S.A.C. 5.746% 10/3/2034	3,000	3,062
NiSource, Inc. 5.40% 6/30/2033	1,422	1,476
NiSource, Inc. 5.00% 6/15/2052	24	21
Northern States Power Co. 2.25% 4/1/2031	5,199	4,724
Northern States Power Co. 5.05% 5/15/2035	4,707	4,800
Northern States Power Co. 5.10% 5/15/2053	944	880
Northern States Power Co. 5.40% 3/15/2054	10,669	10,394
Northern States Power Co. 5.65% 5/15/2055	600	605
NRG Energy, Inc. 3.625% 2/15/2031 (d)	5,000	4,675
Oncor Electric Delivery Co., LLC 4.55% 9/15/2032	807	808
Pacific Gas and Electric Co. 3.15% 1/1/2026	107,080	107,080
Pacific Gas and Electric Co. 2.95% 3/1/2026	36,030	35,943
Pacific Gas and Electric Co. 2.10% 8/1/2027	49,141	47,670
Pacific Gas and Electric Co. 3.30% 12/1/2027	18,325	18,055
Pacific Gas and Electric Co. 3.00% 6/15/2028	39,697	38,507
Pacific Gas and Electric Co. 3.75% 7/1/2028	16,039	15,847
Pacific Gas and Electric Co. 4.65% 8/1/2028	17,649	17,783
Pacific Gas and Electric Co. 5.55% 5/15/2029	1,860	1,922
Pacific Gas and Electric Co. 4.55% 7/1/2030	124,398	123,916
Pacific Gas and Electric Co. 2.50% 2/1/2031	115,186	103,810
Pacific Gas and Electric Co. 3.25% 6/1/2031	16,250	15,146
Pacific Gas and Electric Co. 4.40% 3/1/2032	14,784	14,432
Pacific Gas and Electric Co. 5.90% 6/15/2032	24,296	25,494
Pacific Gas and Electric Co. 5.05% 10/15/2032	33,500	33,701
Pacific Gas and Electric Co. 6.15% 1/15/2033	9,377	9,957
Pacific Gas and Electric Co. 6.40% 6/15/2033	114,492	123,690
Pacific Gas and Electric Co. 6.95% 3/15/2034	27,192	30,260
Pacific Gas and Electric Co. 5.80% 5/15/2034	9,293	9,657
Pacific Gas and Electric Co. 5.70% 3/1/2035	72,882	74,976
Pacific Gas and Electric Co. 6.00% 8/15/2035	59,224	62,288
Pacific Gas and Electric Co. 3.30% 8/1/2040	37,542	28,515
Pacific Gas and Electric Co. 3.75% 8/15/2042	23,075	17,523
Pacific Gas and Electric Co. 4.95% 7/1/2050	63,968	54,140
Pacific Gas and Electric Co. 3.50% 8/1/2050	37,258	25,172
PacifiCorp 5.10% 2/15/2029	22,351	22,817
PacifiCorp 2.70% 9/15/2030	6,129	5,639
PacifiCorp 5.30% 2/15/2031	10,297	10,607
PacifiCorp 5.45% 2/15/2034	34,600	35,114
PacifiCorp 6.10% 8/1/2036	4,668	4,849
PacifiCorp 6.25% 10/15/2037	9,809	10,263
PacifiCorp 4.125% 1/15/2049	2,657	1,987
PacifiCorp 4.15% 2/15/2050	12,034	8,959
PacifiCorp 3.30% 3/15/2051	25,486	16,356
PacifiCorp 2.90% 6/15/2052	52,295	30,665
PacifiCorp 5.35% 12/1/2053	15,236	13,396
PacifiCorp 5.50% 5/15/2054	16,537	14,791
PacifiCorp 5.80% 1/15/2055	25,205	23,540
PECO Energy Co. 4.875% 9/15/2035	10,915	11,024

The Bond Fund of America	60

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Utilities (continued)
PECO Energy Co. 2.80% 6/15/2050	USD10,000	$6,287
PECO Energy Co. 5.65% 9/15/2055	6,325	6,306
PG&E Corp. 5.25% 7/1/2030	12,000	11,922
Progress Energy, Inc. 7.00% 10/30/2031	2,978	3,349
Public Service Co. of Colorado 5.35% 5/15/2034	445	457
Public Service Co. of Colorado 2.70% 1/15/2051	1,887	1,143
Public Service Electric and Gas Co. 0.95% 3/15/2026	12,926	12,850
Public Service Electric and Gas Co. 3.65% 9/1/2028	263	261
Public Service Electric and Gas Co. 3.20% 5/15/2029	5,000	4,875
Public Service Electric and Gas Co. 2.45% 1/15/2030	3,486	3,280
Public Service Electric and Gas Co. 1.90% 8/15/2031	4,061	3,592
Public Service Electric and Gas Co. 5.20% 8/1/2033	1,033	1,072
Public Service Electric and Gas Co. 4.85% 8/1/2034	3,400	3,429
Public Service Electric and Gas Co. 5.05% 3/1/2035	9,800	10,016
Public Service Electric and Gas Co. 4.90% 8/15/2035	33,009	33,328
Public Service Electric and Gas Co. 3.20% 8/1/2049	4,310	2,970
Public Service Electric and Gas Co. 3.15% 1/1/2050	10,801	7,393
Public Service Electric and Gas Co. 2.70% 5/1/2050	4,301	2,685
Public Service Electric and Gas Co. 2.05% 8/1/2050	1,342	729
Public Service Electric and Gas Co. 3.00% 3/1/2051	2,474	1,629
Public Service Electric and Gas Co. 5.125% 3/15/2053	1,054	990
Public Service Electric and Gas Co. 5.30% 8/1/2054	2,616	2,511
Public Service Enterprise Group, Inc. 4.90% 3/15/2030	18,175	18,593
Public Service Enterprise Group, Inc. 1.60% 8/15/2030	425	377
San Diego Gas & Electric Co. 4.95% 8/15/2028	1,934	1,984
San Diego Gas & Electric Co. 3.32% 4/15/2050	2,025	1,403
Southern California Edison Co. 1.20% 2/1/2026	10,000	9,964
Southern California Edison Co. 4.90% 6/1/2026	10,000	10,015
Southern California Edison Co. 3.65% 3/1/2028	7,394	7,312
Southern California Edison Co. 5.65% 10/1/2028	2,679	2,776
Southern California Edison Co. 4.20% 3/1/2029	2,011	1,999
Southern California Edison Co. 5.15% 6/1/2029	8,531	8,721
Southern California Edison Co. 2.85% 8/1/2029	69,966	66,364
Southern California Edison Co. 5.25% 3/15/2030	104,607	107,341
Southern California Edison Co. 2.25% 6/1/2030	21,055	19,128
Southern California Edison Co. 2.50% 6/1/2031	33,083	29,691
Southern California Edison Co. 5.45% 6/1/2031	32,924	34,089
Southern California Edison Co. 2.75% 2/1/2032	5,448	4,858
Southern California Edison Co. 5.95% 11/1/2032	6,649	7,039
Southern California Edison Co. 5.20% 6/1/2034	12,157	12,228
Southern California Edison Co. 5.45% 3/1/2035	34,191	34,684
Southern California Edison Co. 5.75% 4/1/2035	3,714	3,839
Southern California Edison Co. 5.35% 7/15/2035	40,824	41,115
Southern California Edison Co. 5.625% 2/1/2036	6,482	6,562
Southern California Edison Co. 4.50% 9/1/2040	16,706	14,620
Southern California Edison Co. 3.65% 2/1/2050	20,202	14,139
Southern California Edison Co. 2.95% 2/1/2051	28,813	17,597
Southern California Edison Co. 3.65% 6/1/2051	685	470
Southern California Edison Co. 3.45% 2/1/2052	9,813	6,530
Southern California Edison Co. 5.75% 4/15/2054	5,338	5,029
Southern California Edison Co. 6.20% 9/15/2055	23,138	23,329
Southern Co. (The) 4.85% 3/15/2035	4,022	3,975
Talen Energy Supply, LLC 8.625% 6/1/2030 (d)	14,808	15,685
Tampa Electric Co. 5.15% 3/1/2035	20,000	20,321
Tierra Mojada Luxembourg II SARL 5.75% 12/1/2040	5,904	5,811
TNB Global Ventures Capital Bhd 4.851% 11/1/2028	4,000	4,082
Union Electric Co. 5.25% 4/15/2035	4,884	5,041
Union Electric Co. 2.625% 3/15/2051	132	80
Union Electric Co. 3.90% 4/1/2052	5,303	4,083
Union Electric Co. 5.125% 3/15/2055	441	405
Virginia Electric & Power 2.95% 11/15/2026	265	263
Virginia Electric & Power 2.875% 7/15/2029	1,425	1,368
Virginia Electric & Power 2.30% 11/15/2031	3,000	2,669
Virginia Electric & Power 2.40% 3/30/2032	990	882
WEC Energy Group, Inc. 5.15% 10/1/2027	8,793	8,972
Wisconsin Electric Power Co. 4.15% 10/15/2030	1,725	1,725

61	The Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Utilities (continued)
Wisconsin Electric Power Co. 4.60% 10/1/2034	USD1,867	$1,854
Wisconsin Electric Power Co. 5.05% 10/1/2054	192	177
Wisconsin Power and Light Co. 1.95% 9/16/2031	5,316	4,664
Wisconsin Power and Light Co. 3.95% 9/1/2032	1,276	1,233
Wisconsin Power and Light Co. 3.65% 4/1/2050	2,675	1,953
Wisconsin Public Service Corp. 2.85% 12/1/2051	387	246
Xcel Energy, Inc. 2.35% 11/15/2031	15,182	13,485
Xcel Energy, Inc. 5.45% 8/15/2033	29,414	30,427
Xcel Energy, Inc. 5.50% 3/15/2034	4,704	4,859
Xcel Energy, Inc. 5.60% 4/15/2035	5,840	6,053
		3,069,868

Health care 3.10%
AbbVie, Inc. 2.95% 11/21/2026	16,395	16,272
AbbVie, Inc. 3.20% 11/21/2029	3,606	3,498
AbbVie, Inc. 4.95% 3/15/2031	14,000	14,481
AbbVie, Inc. 5.05% 3/15/2034	110,921	114,029
AbbVie, Inc. 5.20% 3/15/2035	13,146	13,618
AbbVie, Inc. 5.35% 3/15/2044	3,625	3,584
AbbVie, Inc. 5.40% 3/15/2054	38,271	37,239
AbbVie, Inc. 5.60% 3/15/2055	5,833	5,850
Amgen, Inc. 5.15% 3/2/2028	45,847	46,929
Amgen, Inc. 3.00% 2/22/2029	3,098	3,006
Amgen, Inc. 4.05% 8/18/2029	16,265	16,255
Amgen, Inc. 2.45% 2/21/2030	12,942	12,076
Amgen, Inc. 5.25% 3/2/2030	15,000	15,576
Amgen, Inc. 2.30% 2/25/2031	3,704	3,360
Amgen, Inc. 4.20% 3/1/2033	19,725	19,289
Amgen, Inc. 5.25% 3/2/2033	79,335	82,148
Amgen, Inc. 4.875% 3/1/2053	13,498	11,890
Amgen, Inc. 5.65% 3/2/2053	25,741	25,223
AstraZeneca Finance, LLC 4.90% 2/26/2031	41,711	43,185
AstraZeneca Finance, LLC 2.25% 5/28/2031	729	664
AstraZeneca Finance, LLC 5.00% 2/26/2034	20,300	21,017
AstraZeneca PLC 0.70% 4/8/2026	2,291	2,272
AstraZeneca PLC 1.375% 8/6/2030	4,305	3,829
AstraZeneca PLC 3.00% 5/28/2051	2,249	1,514
Avantor Funding, Inc. 4.625% 7/15/2028 (d)	6,320	6,291
Baxter International, Inc. 1.915% 2/1/2027	4,959	4,841
Baxter International, Inc. 2.272% 12/1/2028	414	391
Baxter International, Inc. 4.45% 2/15/2029	4,825	4,843
Baxter International, Inc. 4.90% 12/15/2030	12,629	12,733
Baxter International, Inc. 2.539% 2/1/2032	5,549	4,837
Baxter International, Inc. 5.65% 12/15/2035	16,039	16,238
Baxter International, Inc. 3.132% 12/1/2051	663	418
Bayer US Finance II, LLC 4.375% 12/15/2028 (d)	4,250	4,255
Bayer US Finance, LLC 6.25% 1/21/2029 (d)	18,629	19,605
Boston Scientific Corp. 2.65% 6/1/2030	3,905	3,677
Bristol-Myers Squibb Co. 5.10% 2/22/2031	8,299	8,645
Bristol-Myers Squibb Co. 2.95% 3/15/2032	8,930	8,288
Bristol-Myers Squibb Co. 5.20% 2/22/2034	87,310	90,793
Bristol-Myers Squibb Co. 2.55% 11/13/2050	15,075	8,931
Bristol-Myers Squibb Co. 3.70% 3/15/2052	15,681	11,532
Bristol-Myers Squibb Co. 5.55% 2/22/2054	36,405	35,777
Cencora, Inc. 2.70% 3/15/2031	2,809	2,589
Centene Corp. 4.25% 12/15/2027	57,049	56,748
Centene Corp. 2.45% 7/15/2028	65,553	61,431
Centene Corp. 4.625% 12/15/2029	41,433	40,217
Centene Corp. 3.375% 2/15/2030	41,054	37,844
Centene Corp. 3.00% 10/15/2030	12,066	10,804
Centene Corp. 2.50% 3/1/2031	48,319	41,754
Centene Corp. 2.625% 8/1/2031	30,803	26,517
Cigna Group (The) 5.25% 1/15/2036	40,500	41,257
Cigna Group (The) 6.00% 1/15/2056	20,442	21,036
CVS Health Corp. 1.30% 8/21/2027	10,000	9,571

The Bond Fund of America	62

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Health care (continued)
CVS Health Corp. 3.25% 8/15/2029	USD10,362	$10,007
CVS Health Corp. 5.125% 2/21/2030	7,000	7,194
CVS Health Corp. 1.75% 8/21/2030	5,660	5,030
CVS Health Corp. 5.25% 1/30/2031	7,000	7,236
CVS Health Corp. 1.875% 2/28/2031	9,479	8,320
CVS Health Corp. 5.55% 6/1/2031	64,520	67,551
CVS Health Corp. 5.00% 9/15/2032	45,160	46,111
CVS Health Corp. 5.25% 2/21/2033	10,737	11,058
CVS Health Corp. 5.70% 6/1/2034	37,848	39,675
CVS Health Corp. 5.45% 9/15/2035	7,139	7,310
CVS Health Corp. 6.05% 6/1/2054	17,279	17,191
CVS Health Corp. 6.20% 9/15/2055	45,382	46,109
CVS Health Corp. 6.00% 6/1/2063	7,180	6,965
CVS Health Corp. 6.25% 9/15/2065	1,600	1,612
DaVita, Inc. 3.75% 2/15/2031 (d)	4,000	3,704
DaVita, Inc. 6.75% 7/15/2033 (d)	2,000	2,075
Elevance Health, Inc. 4.75% 2/15/2030	4,178	4,263
Elevance Health, Inc. 5.20% 2/15/2035	10,490	10,723
Elevance Health, Inc. 5.00% 1/15/2036	16,025	15,936
Elevance Health, Inc. 4.55% 5/15/2052	4,934	4,109
Elevance Health, Inc. 5.125% 2/15/2053	1,384	1,254
Elevance Health, Inc. 5.70% 2/15/2055	5,012	4,900
Elevance Health, Inc. 5.70% 9/15/2055	21,500	21,078
Eli Lilly and Co. 4.70% 2/27/2033	9,641	9,846
Eli Lilly and Co. 5.10% 2/12/2035	39,525	40,876
Eli Lilly and Co. 4.90% 10/15/2035	6,014	6,130
Eli Lilly and Co. 4.875% 2/27/2053	15,000	13,716
Eli Lilly and Co. 5.50% 2/12/2055	30,556	30,618
GE HealthCare Technologies, Inc. 5.65% 11/15/2027	25,000	25,757
GE HealthCare Technologies, Inc. 5.857% 3/15/2030	1,022	1,081
GE HealthCare Technologies, Inc. 5.905% 11/22/2032	2,560	2,759
GE HealthCare Technologies, Inc. 6.377% 11/22/2052	157	171
Gilead Sciences, Inc. 5.25% 10/15/2033	57,555	60,500
Gilead Sciences, Inc. 2.80% 10/1/2050	65	41
Gilead Sciences, Inc. 5.55% 10/15/2053	16,410	16,346
Gilead Sciences, Inc. 5.50% 11/15/2054	1,500	1,482
HCA, Inc. 5.20% 6/1/2028	12,219	12,522
HCA, Inc. 5.875% 2/1/2029	5,134	5,352
HCA, Inc. 4.125% 6/15/2029	2,034	2,028
HCA, Inc. 2.375% 7/15/2031	2,003	1,798
HCA, Inc. 3.625% 3/15/2032	9,673	9,148
HCA, Inc. 5.25% 6/15/2049	5,977	5,408
HCA, Inc. 4.625% 3/15/2052	323	264
Humana, Inc. 3.70% 3/23/2029	2,424	2,381
Humana, Inc. 5.375% 4/15/2031	18,475	19,108
Humana, Inc. 5.95% 3/15/2034	2,500	2,623
Humana, Inc. 5.55% 5/1/2035	23,265	23,766
Humana, Inc. 5.75% 4/15/2054	5,350	5,056
Humana, Inc. 6.00% 5/1/2055	6,000	5,831
IQVIA, Inc. 5.00% 10/15/2026 (d)	5,750	5,750
Johnson & Johnson 1.30% 9/1/2030	22,427	20,014
Johnson & Johnson 4.95% 6/1/2034	13,000	13,656
Johnson & Johnson 5.00% 3/1/2035	4,783	4,982
Johnson & Johnson 5.25% 6/1/2054	2,555	2,559
Kaiser Foundation Hospitals 2.81% 6/1/2041	701	522
Medline Borrower, LP 6.25% 4/1/2029 (d)	5,194	5,376
Medtronic Global Holdings S.C.A. 4.25% 3/30/2028	4,500	4,535
Merck & Co., Inc. 1.70% 6/10/2027	18,478	18,004
Merck & Co., Inc. 1.45% 6/24/2030	465	416
Merck & Co., Inc. 2.75% 12/10/2051	10,000	6,196
Molina Healthcare, Inc. 4.375% 6/15/2028 (d)	2,125	2,091
Molina Healthcare, Inc. 3.875% 11/15/2030 (d)	2,665	2,475
Molina Healthcare, Inc. 6.50% 2/15/2031 (d)	1,700	1,748
Molina Healthcare, Inc. 3.875% 5/15/2032 (d)	18,000	16,382
Novant Health, Inc. 3.168% 11/1/2051	5,500	3,677
Novartis Capital Corp. 2.00% 2/14/2027	412	405

63	The Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Health care (continued)
Novartis Capital Corp. 2.20% 8/14/2030	USD9,078	$8,400
Owens & Minor, Inc. 4.50% 3/31/2029 (d)	5,180	3,520
Owens & Minor, Inc. 6.625% 4/1/2030 (d)	1,110	709
Pfizer Investment Enterprises Pte., Ltd. 4.45% 5/19/2028	140	142
Pfizer Investment Enterprises Pte., Ltd. 4.75% 5/19/2033	69,106	69,860
Pfizer Investment Enterprises Pte., Ltd. 5.11% 5/19/2043	3,000	2,890
Pfizer Investment Enterprises Pte., Ltd. 5.30% 5/19/2053	33,259	31,514
Pfizer, Inc. 2.625% 4/1/2030	10,000	9,440
Pfizer, Inc. 1.70% 5/28/2030	690	626
Pfizer, Inc. 4.20% 11/15/2030	22,236	22,345
Roche Holdings, Inc. 1.93% 12/13/2028 (d)	3,114	2,957
Roche Holdings, Inc. 2.076% 12/13/2031 (d)	28,187	24,960
Roche Holdings, Inc. 4.592% 9/9/2034 (d)	18,067	18,033
Roche Holdings, Inc. 5.218% 3/8/2054 (d)	1,967	1,907
Shire Acquisitions Investments Ireland DAC 3.20% 9/23/2026	532	529
Stryker Corp. 4.85% 2/10/2030	5,500	5,649
Stryker Corp. 5.20% 2/10/2035	9,000	9,245
Summa Health 3.511% 11/15/2051	187	151
Takeda Pharmaceutical Co., Ltd. 5.00% 11/26/2028	7,500	7,677
Takeda U.S. Financing, Inc. 5.20% 7/7/2035	68,820	70,128
Takeda U.S. Financing, Inc. 5.90% 7/7/2055	7,031	7,119
Teva Pharmaceutical Finance Netherlands III BV 3.15% 10/1/2026	3,926	3,889
Teva Pharmaceutical Finance Netherlands III BV 4.75% 5/9/2027	9,980	10,018
Teva Pharmaceutical Finance Netherlands III BV 6.75% 3/1/2028	179,024	185,932
Teva Pharmaceutical Finance Netherlands III BV 5.125% 5/9/2029	98,810	100,007
Teva Pharmaceutical Finance Netherlands III BV 7.875% 9/15/2029	74,705	82,271
Teva Pharmaceutical Finance Netherlands III BV 8.125% 9/15/2031	59,885	69,029
Teva Pharmaceutical Finance Netherlands III BV 6.00% 12/1/2032	26,145	27,459
Teva Pharmaceutical Finance Netherlands III BV 4.10% 10/1/2046	77,078	58,390
Teva Pharmaceutical Finance Netherlands IV BV 5.75% 12/1/2030	11,240	11,669
Thermo Fisher Scientific, Inc. (The) 4.794% 10/7/2035	6,250	6,272
UnitedHealth Group, Inc. 4.40% 6/15/2028	3,000	3,034
UnitedHealth Group, Inc. 2.875% 8/15/2029	1,172	1,127
UnitedHealth Group, Inc. 4.80% 1/15/2030	11,475	11,764
UnitedHealth Group, Inc. 2.00% 5/15/2030	13,538	12,353
UnitedHealth Group, Inc. 4.65% 1/15/2031	17,000	17,298
UnitedHealth Group, Inc. 4.95% 1/15/2032	21,500	22,046
UnitedHealth Group, Inc. 4.20% 5/15/2032	3,161	3,122
UnitedHealth Group, Inc. 5.35% 2/15/2033	33,897	35,329
UnitedHealth Group, Inc. 5.15% 7/15/2034	56,025	57,403
UnitedHealth Group, Inc. 5.30% 6/15/2035	51,253	53,085
UnitedHealth Group, Inc. 3.05% 5/15/2041	7,293	5,533
UnitedHealth Group, Inc. 3.70% 8/15/2049	3,098	2,307
UnitedHealth Group, Inc. 2.90% 5/15/2050	9,116	5,847
UnitedHealth Group, Inc. 3.25% 5/15/2051	4,712	3,194
UnitedHealth Group, Inc. 4.75% 5/15/2052	4,538	3,921
UnitedHealth Group, Inc. 5.375% 4/15/2054	5,950	5,619
UnitedHealth Group, Inc. 5.625% 7/15/2054	32,606	32,018
UnitedHealth Group, Inc. 5.95% 6/15/2055	29,456	30,267
UnitedHealth Group, Inc. 5.75% 7/15/2064	5,300	5,179
Viatris, Inc. 4.00% 6/22/2050	18,465	12,305
Zoetis, Inc. 5.60% 11/16/2032	12,980	13,809
		3,060,771

Communication services 2.41%
Alphabet, Inc. 4.10% 11/15/2030	2,000	2,007
Alphabet, Inc. 4.375% 11/15/2032	2,037	2,045
Alphabet, Inc. 4.70% 11/15/2035	38,193	38,217
Alphabet, Inc. 5.35% 11/15/2045	21,000	20,883
Alphabet, Inc. 5.25% 5/15/2055	14,302	13,708
Alphabet, Inc. 5.45% 11/15/2055	74,923	73,550
Alphabet, Inc. 5.30% 5/15/2065	3,890	3,661
Alphabet, Inc. 5.70% 11/15/2075	52,000	51,224
America Movil, SAB de CV, 10.125% 1/22/2029	MXN365,770	20,976
America Movil, SAB de CV, 9.50% 1/27/2031	117,330	6,638

The Bond Fund of America	64

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Communication services (continued)
AT&T, Inc. 1.70% 3/25/2026	USD1,667	$1,659
AT&T, Inc. 2.30% 6/1/2027	5,860	5,729
AT&T, Inc. 1.65% 2/1/2028	1,518	1,447
AT&T, Inc. 4.35% 3/1/2029	20,241	20,351
AT&T, Inc. 4.30% 2/15/2030	49,083	49,164
AT&T, Inc. 2.75% 6/1/2031	34,105	31,338
AT&T, Inc. 2.25% 2/1/2032	17,355	15,229
AT&T, Inc. 2.55% 12/1/2033	19,599	16,733
AT&T, Inc. 5.40% 2/15/2034	16,941	17,571
AT&T, Inc. 4.50% 5/15/2035	7,743	7,447
AT&T, Inc. 3.50% 9/15/2053	39,639	26,547
AT&T, Inc. 3.55% 9/15/2055	9,000	5,997
Axiata SPV2 Berhad 2.163% 8/19/2030	4,883	4,427
CCO Holdings, LLC 5.125% 5/1/2027 (d)	40,020	39,988
CCO Holdings, LLC 5.375% 6/1/2029 (d)	2,700	2,671
CCO Holdings, LLC 4.75% 3/1/2030 (d)	9,665	9,237
CCO Holdings, LLC 4.50% 8/15/2030 (d)	18,675	17,595
CCO Holdings, LLC 4.75% 2/1/2032 (d)	8,000	7,318
CCO Holdings, LLC 4.50% 5/1/2032	3,970	3,566
CCO Holdings, LLC 4.50% 6/1/2033 (d)	1,680	1,473
CCO Holdings, LLC 4.25% 1/15/2034 (d)	38,825	33,049
Charter Communications Operating, LLC 4.20% 3/15/2028	10,000	9,953
Charter Communications Operating, LLC 6.10% 6/1/2029	25,275	26,391
Charter Communications Operating, LLC 2.80% 4/1/2031	12,775	11,500
Charter Communications Operating, LLC 2.30% 2/1/2032	20,000	17,203
Charter Communications Operating, LLC 4.40% 4/1/2033	5,000	4,712
Charter Communications Operating, LLC 6.55% 6/1/2034	1,250	1,315
Charter Communications Operating, LLC 6.384% 10/23/2035	1,163	1,201
Charter Communications Operating, LLC 5.85% 12/1/2035	92,070	91,887
Charter Communications Operating, LLC 6.484% 10/23/2045	6,850	6,448
Charter Communications Operating, LLC 5.125% 7/1/2049	5,900	4,622
Charter Communications Operating, LLC 4.80% 3/1/2050	43,633	32,809
Charter Communications Operating, LLC 3.70% 4/1/2051	159,303	100,669
Charter Communications Operating, LLC 3.90% 6/1/2052	144,453	93,362
Charter Communications Operating, LLC 5.25% 4/1/2053	36,493	28,909
Charter Communications Operating, LLC 6.70% 12/1/2055	27,239	26,136
Charter Communications Operating, LLC 5.50% 4/1/2063	20,555	16,209
Comcast Corp. 2.65% 2/1/2030	14,401	13,597
Comcast Corp. 4.80% 5/15/2033	10,257	10,349
Comcast Corp. 5.30% 6/1/2034	4,769	4,917
Comcast Corp. 5.30% 5/15/2035	5,676	5,806
Comcast Corp. 3.75% 4/1/2040	6,430	5,305
Comcast Corp. 5.65% 6/1/2054	24,517	23,001
Comcast Corp. 6.05% 5/15/2055	7,400	7,317
Connect Finco SARL 9.00% 9/15/2029 (d)	1,935	2,055
DIRECTV Financing, LLC 5.875% 8/15/2027 (d)	28,371	28,553
DIRECTV Financing, LLC 8.875% 2/1/2030 (d)	5,000	5,065
Discovery Communications, LLC 3.625% 5/15/2030	8,000	7,375
Discovery Communications, LLC 3.625% 5/15/2030	4,075	3,546
DISH Network Corp. 11.75% 11/15/2027 (d)	14,925	15,543
Gray Media, Inc. 10.50% 7/15/2029 (d)	7,650	8,240
Gray Media, Inc. 4.75% 10/15/2030 (d)	6,535	5,074
Gray Media, Inc. 5.375% 11/15/2031 (d)	3,786	2,842
Meta Platforms, Inc. 4.20% 11/15/2030	863	865
Meta Platforms, Inc. 4.60% 11/15/2032	68,662	69,234
Meta Platforms, Inc. 4.875% 11/15/2035	68,086	68,021
Meta Platforms, Inc. 5.50% 11/15/2045	24,102	23,418
Meta Platforms, Inc. 5.40% 8/15/2054	22,000	20,485
Meta Platforms, Inc. 5.625% 11/15/2055	129,840	124,715
Meta Platforms, Inc. 5.75% 11/15/2065	24,780	23,658
News Corp. 5.125% 2/15/2032 (d)	8,175	8,061
Paramount Global 6.875% 4/30/2036	4,000	3,943
Paramount Global 4.95% 5/19/2050	3,782	2,651
PLDT, Inc. 3.45% 6/23/2050	3,490	2,516
SBA Tower Trust 1.631% 11/15/2026 (d)	62,772	61,425
Singapore Telecommunications, Ltd. 7.375% 12/1/2031	5,000	5,823

65	The Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Communication services (continued)
Sirius XM Radio, LLC 4.00% 7/15/2028 (d)	USD4,300	$4,209
Sirius XM Radio, LLC 3.875% 9/1/2031 (d)	5,000	4,608
TEGNA, Inc. 5.00% 9/15/2029	8,500	8,432
Tencent Holdings, Ltd. 3.595% 1/19/2028	7,500	7,470
Tencent Holdings, Ltd. 2.39% 6/3/2030 (d)	10,000	9,360
Tencent Holdings, Ltd. 3.68% 4/22/2041	794	670
Tencent Holdings, Ltd. 3.24% 6/3/2050 (d)	9,870	7,080
Tencent Holdings, Ltd. 3.29% 6/3/2060 (d)	5,000	3,401
T-Mobile USA, Inc. 3.75% 4/15/2027	10,000	9,972
T-Mobile USA, Inc. 2.05% 2/15/2028	221	212
T-Mobile USA, Inc. 4.85% 1/15/2029	20,000	20,432
T-Mobile USA, Inc. 3.875% 4/15/2030	14,367	14,131
T-Mobile USA, Inc. 2.55% 2/15/2031	12,500	11,423
T-Mobile USA, Inc. 2.875% 2/15/2031	15,000	13,930
T-Mobile USA, Inc. 3.50% 4/15/2031	10,000	9,564
T-Mobile USA, Inc. 2.70% 3/15/2032	429	386
T-Mobile USA, Inc. 5.125% 5/15/2032	12,852	13,231
T-Mobile USA, Inc. 5.05% 7/15/2033	5,372	5,484
T-Mobile USA, Inc. 5.75% 1/15/2034	5,230	5,550
T-Mobile USA, Inc. 5.15% 4/15/2034	6,921	7,077
T-Mobile USA, Inc. 5.30% 5/15/2035	16,807	17,239
T-Mobile USA, Inc. 4.95% 11/15/2035	4,178	4,155
T-Mobile USA, Inc. 3.00% 2/15/2041	4,200	3,131
T-Mobile USA, Inc. 3.40% 10/15/2052	33,939	22,838
T-Mobile USA, Inc. 5.75% 1/15/2054	3,217	3,159
T-Mobile USA, Inc. 5.50% 1/15/2055	5,708	5,413
T-Mobile USA, Inc. 5.875% 11/15/2055	2,474	2,482
Verizon Communications, Inc. 3.875% 2/8/2029	183	182
Verizon Communications, Inc. 1.75% 1/20/2031	18,894	16,640
Verizon Communications, Inc. 2.355% 3/15/2032	9,276	8,177
Verizon Communications, Inc. 4.75% 1/15/2033	18,069	18,060
Verizon Communications, Inc. 5.05% 5/9/2033	2,000	2,052
Verizon Communications, Inc. 4.78% 2/15/2035	17,269	17,009
Verizon Communications, Inc. 5.25% 4/2/2035	40,352	41,028
Verizon Communications, Inc. 5.00% 1/15/2036	53,638	53,203
Verizon Communications, Inc. 5.401% 7/2/2037 (d)	9,593	9,700
Verizon Communications, Inc. 3.40% 3/22/2041	3,500	2,744
Verizon Communications, Inc. 2.85% 9/3/2041	11,023	7,951
Verizon Communications, Inc. 5.75% 11/30/2045	9,756	9,692
Verizon Communications, Inc. 3.55% 3/22/2051	10,000	7,110
Verizon Communications, Inc. 3.875% 3/1/2052	10,000	7,415
Verizon Communications, Inc. 5.875% 11/30/2055	19,819	19,595
Verizon Communications, Inc. 2.987% 10/30/2056	34,166	20,351
Verizon Communications, Inc. 6.00% 11/30/2065	10,981	10,850
WarnerMedia Holdings, Inc. 3.755% 3/15/2027	15,165	15,091
WarnerMedia Holdings, Inc. 4.054% 3/15/2029	93,124	90,599
WarnerMedia Holdings, Inc. 4.054% 3/15/2029	3,775	3,511
WarnerMedia Holdings, Inc. 4.279% 3/15/2032	161,648	142,100
WarnerMedia Holdings, Inc. 5.05% 3/15/2042	81,199	57,347
WarnerMedia Holdings, Inc. 5.141% 3/15/2052	36,149	23,907
		2,387,524

Energy 2.03%
APA Corp. 4.25% 1/15/2030	9,050	8,895
APA Corp. 4.75% 4/15/2043	2,588	2,029
Ascent Resources Utica Holdings, LLC 5.875% 6/30/2029 (d)	6,415	6,457
Baker Hughes Holdings, LLC 2.061% 12/15/2026	397	390
Baker Hughes Holdings, LLC 4.486% 5/1/2030	2,026	2,041
Borr IHC, Ltd. 10.375% 11/15/2030 (d)	1,499	1,496
BP Capital Markets America, Inc. 4.893% 9/11/2033	2,719	2,767
BP Capital Markets America, Inc. 2.772% 11/10/2050	40	25
Canadian Natural Resources, Ltd. 3.85% 6/1/2027	2,275	2,270
Canadian Natural Resources, Ltd. 2.95% 7/15/2030	206	194
Canadian Natural Resources, Ltd. 5.40% 12/15/2034	3,000	3,055
Cenovus Energy, Inc. 5.25% 6/15/2037	822	801

The Bond Fund of America	66

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Energy (continued)
Cenovus Energy, Inc. 5.40% 6/15/2047	USD12,727	$11,645
Chevron Corp. 3.078% 5/11/2050	8,419	5,719
Chevron USA, Inc. 1.018% 8/12/2027	2,757	2,645
Chevron USA, Inc. 4.687% 4/15/2030	15,000	15,350
Civitas Resources, Inc. 8.625% 11/1/2030 (d)	4,665	4,892
CNX Resources Corp. 6.00% 1/15/2029 (d)	1,608	1,621
CNX Resources Corp. 7.375% 1/15/2031 (d)	1,437	1,493
CNX Resources Corp. 7.25% 3/1/2032 (d)	2,935	3,066
Columbia Pipelines Holding Co., LLC 6.544% 11/15/2053 (d)	8,155	8,725
Columbia Pipelines Operating Co., LLC 5.927% 8/15/2030 (d)	8,000	8,475
Columbia Pipelines Operating Co., LLC 6.497% 8/15/2043 (d)	3,869	4,105
ConocoPhillips Co. 4.70% 1/15/2030	15,000	15,286
ConocoPhillips Co. 3.80% 3/15/2052	12,105	8,933
ConocoPhillips Co. 5.30% 5/15/2053	24,358	22,706
ConocoPhillips Co. 5.55% 3/15/2054	11,488	11,065
ConocoPhillips Co. 5.50% 1/15/2055	5,802	5,556
Crescent Energy Finance, LLC 9.25% 2/15/2028 (d)	5,560	5,753
Devon Energy Corp. 5.20% 9/15/2034	23,000	22,909
Devon Energy Corp. 5.75% 9/15/2054	10,898	10,021
Diamondback Energy, Inc. 5.75% 4/18/2054	7,500	7,095
Ecopetrol SA 8.625% 1/19/2029	2,000	2,145
Ecopetrol SA 8.875% 1/13/2033	94,771	101,277
Ecopetrol SA 8.375% 1/19/2036	1,305	1,344
Empresa Nacional del Petroleo 5.95% 7/30/2034 (d)	4,370	4,578
Energean Israel Finance, Ltd. 5.875% 3/30/2031 (d)	4,000	3,879
Energy Transfer, LP 5.25% 7/1/2029	6,493	6,685
Enterprise Products Operating, LLC 4.60% 1/15/2031	3,287	3,328
Enterprise Products Operating, LLC 4.95% 2/15/2035	5,081	5,142
Enterprise Products Operating, LLC 5.20% 1/15/2036	7,462	7,601
EOG Resources, Inc. 4.40% 7/15/2028	1,024	1,036
EOG Resources, Inc. 4.40% 1/15/2031	5,577	5,601
EOG Resources, Inc. 3.90% 4/1/2035	8,000	7,450
EOG Resources, Inc. 5.35% 1/15/2036	4,545	4,672
EOG Resources, Inc. 5.65% 12/1/2054	3,994	3,909
EQT Corp. 7.00% 2/1/2030	15,000	16,299
Equinor ASA 3.125% 4/6/2030	22,503	21,698
Equinor ASA 3.25% 11/18/2049	5,687	3,970
Exxon Mobil Corp. 3.482% 3/19/2030	10,000	9,785
Exxon Mobil Corp. 2.61% 10/15/2030	27,900	26,170
Exxon Mobil Corp. 4.227% 3/19/2040	2,000	1,836
Exxon Mobil Corp. 3.452% 4/15/2051	6,702	4,814
GreenSaif Pipelines Bidco SARL 5.853% 2/23/2036 (d)	22,775	23,852
Harvest Midstream I, LP 7.50% 9/1/2028 (d)	1,988	2,019
Harvest Midstream I, LP 7.50% 5/15/2032 (d)	2,010	2,097
Hess Midstream Operations, LP 5.875% 3/1/2028 (d)	1,570	1,605
Hess Midstream Operations, LP 6.50% 6/1/2029 (d)	2,855	2,959
Hilcorp Energy I, LP 5.75% 2/1/2029 (d)	2,125	2,107
Hilcorp Energy I, LP 6.25% 4/15/2032 (d)	9,000	8,504
Matador Resources Co. 6.875% 4/15/2028 (d)	4,950	5,078
Matador Resources Co. 6.25% 4/15/2033 (d)	2,000	2,010
Modec Finance BV 7.84% 7/15/2026 (g)(k)	5,000	5,063
MPLX, LP 4.00% 3/15/2028	3,500	3,494
MPLX, LP 5.40% 9/15/2035	4,033	4,065
Murphy Oil Corp. 6.375% 7/15/2028	5,116	5,155
Murphy Oil Corp. 5.875% 12/1/2042 (f)	1,395	1,205
Murphy Oil USA, Inc. 3.75% 2/15/2031 (d)	10,160	9,546
MV24 Capital BV 6.748% 6/1/2034 (d)	1,378	1,368
Nabors Industries, Inc. 7.625% 11/15/2032 (d)	3,200	3,147
NFE Financing, LLC 12.00% 11/15/2029 (d)(j)	21,386	6,202
Noble Finance II, LLC 8.00% 4/15/2030 (d)	2,000	2,079
Occidental Petroleum Corp. 5.20% 8/1/2029	27,164	27,857
Occidental Petroleum Corp. 8.875% 7/15/2030	34,500	40,006
Occidental Petroleum Corp. 6.625% 9/1/2030	80,000	86,182
Occidental Petroleum Corp. 6.125% 1/1/2031	5,698	6,026
Occidental Petroleum Corp. 5.375% 1/1/2032	98,000	100,412
Occidental Petroleum Corp. 5.55% 10/1/2034	81,493	83,175

67	The Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Energy (continued)
Occidental Petroleum Corp. 6.45% 9/15/2036	USD10,286	$10,969
Occidental Petroleum Corp. 6.60% 3/15/2046	5,000	5,187
Oil & Natural Gas Corp., Ltd. 3.375% 12/5/2029	5,000	4,812
Oleoducto Central SA 4.00% 7/14/2027	8,569	8,461
Oleoducto Central SA 4.00% 7/14/2027 (d)	4,960	4,898
ONEOK, Inc. 5.55% 11/1/2026	1,977	1,999
ONEOK, Inc. 5.65% 11/1/2028	11,023	11,452
Permian Resources Operating, LLC 9.875% 7/15/2031 (d)	6,000	6,470
Permian Resources Operating, LLC 7.00% 1/15/2032 (d)	4,900	5,125
Permian Resources Operating, LLC 6.25% 2/1/2033 (d)	3,000	3,079
Petroleos Mexicanos 6.49% 1/23/2027	6,423	6,522
Petroleos Mexicanos 6.50% 3/13/2027	22,599	22,947
Petroleos Mexicanos 5.35% 2/12/2028	11,978	12,031
Petroleos Mexicanos 6.50% 1/23/2029	1,833	1,863
Petroleos Mexicanos 8.75% 6/2/2029	143,199	153,613
Petroleos Mexicanos 6.84% 1/23/2030	118,926	120,844
Petroleos Mexicanos 5.95% 1/28/2031	92,845	89,917
Petroleos Mexicanos 6.70% 2/16/2032	168,016	167,672
Petroleos Mexicanos 6.625% 6/15/2035	30,000	28,487
Petroleos Mexicanos 6.375% 1/23/2045	229	185
Petroleos Mexicanos 6.75% 9/21/2047	29,772	24,498
Petroleos Mexicanos 6.35% 2/12/2048	23,136	18,176
Petroleos Mexicanos 7.69% 1/23/2050	65,743	58,963
Petroleos Mexicanos 6.95% 1/28/2060	71,324	58,113
Pluspetrol Camisea SA 6.24% 7/3/2036 (d)	1,270	1,353
PTTEP Treasury Center Co., Ltd. 2.587% 6/10/2027 (d)	4,780	4,676
PTTEP Treasury Center Co., Ltd. 2.993% 1/15/2030	3,500	3,336
PTTEP Treasury Center Co., Ltd. 3.903% 12/6/2059	3,000	2,262
Qatar Energy 1.375% 9/12/2026 (d)	18,535	18,189
Qatar Energy 2.25% 7/12/2031 (d)	32,300	29,113
Raizen Fuels Finance SA 5.30% 1/20/2027	1,440	1,392
Raizen Fuels Finance SA 6.25% 7/8/2032	5,905	4,968
Raizen Fuels Finance SA 6.25% 7/8/2032 (d)	5,000	4,206
Raizen Fuels Finance SA 6.45% 3/5/2034	1,775	1,449
Raizen Fuels Finance SA 6.45% 3/5/2034 (d)	1,325	1,082
Raizen Fuels Finance SA 6.70% 2/25/2037	1,500	1,214
Raizen Fuels Finance SA 6.95% 3/5/2054 (d)	1,050	801
Reliance Industries, Ltd. 3.667% 11/30/2027	3,000	2,976
Reliance Industries, Ltd. 2.875% 1/12/2032	3,000	2,740
Reliance Industries, Ltd. 6.25% 10/19/2040	750	834
Reliance Industries, Ltd. 4.875% 2/10/2045	3,000	2,819
Reliance Industries, Ltd. 3.625% 1/12/2052	2,000	1,467
Reliance Industries, Ltd. 3.75% 1/12/2062	300	216
Repsol E&P Capital Markets US, LLC 4.805% 9/16/2028 (d)	6,001	6,059
Saudi Arabian Oil Co. 5.75% 7/17/2054 (d)	664	649
Shell Finance US, Inc. 2.375% 11/7/2029	9,441	8,917
Shell Finance US, Inc. 2.75% 4/6/2030	841	798
Shell Finance US, Inc. 3.25% 4/6/2050	580	400
Shell Finance US, Inc. 3.00% 11/26/2051 (d)	6,734	4,338
South Bow USA Infrastructure Holdings, LLC 4.911% 9/1/2027	5,175	5,225
South Bow USA Infrastructure Holdings, LLC 5.584% 10/1/2034	15,861	16,026
South Bow USA Infrastructure Holdings, LLC 6.176% 10/1/2054	14,385	13,833
Sunoco, LP 6.00% 4/15/2027	4,210	4,231
Sunoco, LP 7.00% 9/15/2028 (d)	6,715	6,952
Sunoco, LP 4.50% 5/15/2029	5,215	5,124
Sunoco, LP 5.625% 3/15/2031 (d)	790	796
Sunoco, LP 7.25% 5/1/2032 (d)	3,080	3,259
Sunoco, LP 5.875% 3/15/2034 (d)	840	840
Thaioil Treasury Center Co., Ltd. 4.625% 11/20/2028	4,252	4,266
Thaioil Treasury Center Co., Ltd. 4.875% 1/23/2043	1,408	1,257
Thaioil Treasury Center Co., Ltd. 5.375% 11/20/2048	2,895	2,742
Thaioil Treasury Center Co., Ltd. 3.50% 10/17/2049	6,900	4,873
Thaioil Treasury Center Co., Ltd. 3.75% 6/18/2050	2,166	1,593
TotalEnergies Capital International SA 2.829% 1/10/2030	12,200	11,686
TotalEnergies Capital International SA 3.127% 5/29/2050	1,008	673
TotalEnergies Capital SA 5.15% 4/5/2034	1,221	1,268

The Bond Fund of America	68

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Energy (continued)
TotalEnergies Capital SA 4.724% 9/10/2034	USD5,000	$5,046
TotalEnergies Capital SA 5.488% 4/5/2054	30,500	29,512
TotalEnergies Capital SA 5.275% 9/10/2054	14,400	13,542
Transportadora de Gas del Peru SA 4.25% 4/30/2028	514	514
Venture Global Calcasieu Pass, LLC 4.125% 8/15/2031 (d)	5,000	4,553
Venture Global Calcasieu Pass, LLC 3.875% 11/1/2033 (d)	42,000	36,039
Venture Global Plaquemines LNG, LLC 6.50% 6/15/2034 (d)	3,195	3,266
Venture Global Plaquemines LNG, LLC 6.75% 1/15/2036 (d)	10,000	10,248
Weatherford International, Ltd. 8.625% 4/30/2030 (d)	160	164
Weatherford International, Ltd. 6.75% 10/15/2033 (d)	3,910	4,006
		2,009,983

Information technology 1.43%
Accenture Capital, Inc. 4.25% 10/4/2031	11,000	11,013
Accenture Capital, Inc. 4.50% 10/4/2034	11,394	11,242
Amphenol Corp. 3.90% 11/15/2028	15,000	14,988
Amphenol Corp. 4.125% 11/15/2030	9,500	9,453
Amphenol Corp. 4.40% 2/15/2033	15,040	14,886
Amphenol Corp. 5.00% 1/15/2035	1,506	1,537
Amphenol Corp. 4.625% 2/15/2036	59,437	58,255
Amphenol Corp. 5.375% 11/15/2054	842	819
Amphenol Corp. 5.30% 11/15/2055	28,425	27,175
Analog Devices, Inc. 1.70% 10/1/2028	4,539	4,286
Analog Devices, Inc. 2.10% 10/1/2031	14,846	13,194
Analog Devices, Inc. 5.05% 4/1/2034	13,295	13,744
Analog Devices, Inc. 2.95% 10/1/2051	14,709	9,579
Analog Devices, Inc. 5.30% 4/1/2054	7,259	6,993
Apple, Inc. 3.20% 5/11/2027	165,000	164,197
Broadcom, Inc. 5.05% 7/12/2027	15,000	15,276
Broadcom, Inc. 4.00% 4/15/2029 (d)	3,178	3,165
Broadcom, Inc. 4.15% 11/15/2030	2,011	2,004
Broadcom, Inc. 4.15% 4/15/2032 (d)	346	339
Broadcom, Inc. 5.20% 4/15/2032	8,250	8,568
Broadcom, Inc. 3.469% 4/15/2034	24,030	21,919
Broadcom, Inc. 4.80% 10/15/2034	8,526	8,545
Broadcom, Inc. 5.20% 7/15/2035	40,834	41,852
Broadcom, Inc. 3.137% 11/15/2035 (d)	2,092	1,802
Broadcom, Inc. 4.80% 2/15/2036	11,572	11,423
Broadcom, Inc. 3.187% 11/15/2036 (d)	6,007	5,097
Broadcom, Inc. 4.926% 5/15/2037 (d)	10,423	10,292
Broadcom, Inc. 4.90% 2/15/2038	19,162	18,795
Cisco Systems, Inc. 4.85% 2/26/2029	20,000	20,532
Cisco Systems, Inc. 4.95% 2/24/2032	6,200	6,402
Cisco Systems, Inc. 5.10% 2/24/2035	42,187	43,367
Cisco Systems, Inc. 5.30% 2/26/2054	4,102	3,935
Fair Isaac Corp. 6.00% 5/15/2033 (d)	8,000	8,243
Intel Corp. 3.05% 8/12/2051	32,671	20,106
Intel Corp. 5.60% 2/21/2054	39,950	36,908
Intel Corp. 3.10% 2/15/2060	25,150	14,075
Lenovo Group, Ltd. 3.421% 11/2/2030	4,000	3,806
Lenovo Group, Ltd. 6.536% 7/27/2032	6,000	6,558
Microchip Technology, Inc. 4.90% 3/15/2028	8,460	8,579
Microchip Technology, Inc. 5.05% 3/15/2029	14,966	15,278
Microchip Technology, Inc. 5.05% 2/15/2030	14,598	14,901
Micron Technology, Inc. 5.65% 11/1/2032	6,400	6,732
NCR Atleos Corp. 9.50% 4/1/2029 (d)	9,383	10,190
Open Text Corp. 3.875% 2/15/2028 (d)	6,500	6,383
Oracle Corp. 4.80% 8/3/2028	5,000	5,026
Oracle Corp. 4.45% 9/26/2030	22,150	21,675
Oracle Corp. 5.25% 2/3/2032	5,125	5,126
Oracle Corp. 4.80% 9/26/2032	43,290	41,805
Oracle Corp. 5.50% 8/3/2035	17,320	16,981
Oracle Corp. 5.20% 9/26/2035	53,185	50,975
Oracle Corp. 5.875% 9/26/2045	24,307	21,964
Oracle Corp. 3.60% 4/1/2050	25,174	15,698

69	The Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Information technology (continued)
Oracle Corp. 6.00% 8/3/2055	USD39,068	$34,484
Oracle Corp. 5.95% 9/26/2055	69,230	61,383
Oracle Corp. 6.10% 9/26/2065	39,830	35,154
Roper Technologies, Inc. 4.25% 9/15/2028	6,000	6,023
Roper Technologies, Inc. 4.45% 9/15/2030	8,000	8,039
Roper Technologies, Inc. 4.90% 10/15/2034	9,931	9,913
Roper Technologies, Inc. 5.10% 9/15/2035	14,365	14,480
ServiceNow, Inc. 1.40% 9/1/2030	18,580	16,379
SK hynix, Inc. 1.50% 1/19/2026 (d)	9,275	9,263
SK hynix, Inc. 1.50% 1/19/2026	8,142	8,131
SK hynix, Inc. 6.375% 1/17/2028 (d)	10,000	10,450
SK hynix, Inc. 6.375% 1/17/2028	2,800	2,926
SK hynix, Inc. 2.375% 1/19/2031	5,000	4,538
SK hynix, Inc. 2.375% 1/19/2031 (d)	4,830	4,384
SK hynix, Inc. 6.50% 1/17/2033	11,000	12,138
Synopsys, Inc. 4.85% 4/1/2030	30,215	30,869
Synopsys, Inc. 5.15% 4/1/2035	91,112	92,634
Synopsys, Inc. 5.70% 4/1/2055	37,250	36,991
Texas Instruments, Inc. 4.60% 2/8/2029	2,352	2,403
Texas Instruments, Inc. 4.85% 2/8/2034	3,706	3,802
Texas Instruments, Inc. 5.10% 5/23/2035	30,701	31,670
Texas Instruments, Inc. 5.15% 2/8/2054	14,750	13,960
TSMC Global, Ltd. 1.25% 4/23/2026	10,000	9,917
TSMC Global, Ltd. 1.00% 9/28/2027	10,000	9,518
TSMC Global, Ltd. 1.75% 4/23/2028	5,000	4,769
TSMC Global, Ltd. 2.25% 4/23/2031	11,000	9,991
UKG, Inc. 6.875% 2/1/2031 (d)	3,250	3,344
Viasat, Inc. 5.625% 4/15/2027 (d)	8,000	8,018
		1,411,254

Industrials 1.38%
ADT Security Corp. 4.125% 8/1/2029 (d)	3,000	2,933
ADT Security Corp. 4.875% 7/15/2032 (d)	3,000	2,909
Aeropuerto Internacional de Tocumen SA 4.00% 8/11/2041 (d)	4,100	3,441
Aeropuerto Internacional de Tocumen SA 5.125% 8/11/2061 (d)	3,180	2,588
Americold Realty Operating Partnership, LP 5.60% 5/15/2032	9,660	9,731
BAE Systems PLC 5.125% 3/26/2029 (d)	5,445	5,604
BAE Systems PLC 5.25% 3/26/2031 (d)	1,593	1,657
BAE Systems PLC 5.30% 3/26/2034 (d)	67,727	70,159
BAE Systems PLC 5.50% 3/26/2054 (d)	1,921	1,935
Boeing Co. (The) 2.75% 2/1/2026	55,594	55,531
Boeing Co. (The) 2.196% 2/4/2026	22,816	22,773
Boeing Co. (The) 2.70% 2/1/2027	11,304	11,144
Boeing Co. (The) 5.04% 5/1/2027	1,126	1,138
Boeing Co. (The) 6.259% 5/1/2027	10,697	10,980
Boeing Co. (The) 3.25% 2/1/2028	49,283	48,483
Boeing Co. (The) 6.298% 5/1/2029	12,918	13,716
Boeing Co. (The) 5.15% 5/1/2030	31,776	32,661
Boeing Co. (The) 3.625% 2/1/2031	3,864	3,714
Boeing Co. (The) 6.388% 5/1/2031	46,103	50,053
Boeing Co. (The) 3.60% 5/1/2034	6,790	6,182
Boeing Co. (The) 6.528% 5/1/2034	18,329	20,285
Boeing Co. (The) 5.705% 5/1/2040	8,150	8,327
Boeing Co. (The) 3.90% 5/1/2049	1,000	748
Boeing Co. (The) 3.75% 2/1/2050	537	391
Boeing Co. (The) 5.805% 5/1/2050	9,001	8,867
Boeing Co. (The) 6.858% 5/1/2054	5,838	6,561
Boeing Co. (The) 5.93% 5/1/2060	12,187	11,966
Boeing Co. (The) 7.008% 5/1/2064	5,189	5,918
Burlington Northern Santa Fe, LLC 3.05% 2/15/2051	7,293	4,822
BWX Technologies, Inc. 4.125% 6/30/2028 (d)	1,675	1,656
Canadian National Railway Co. 4.375% 9/18/2034	1,488	1,466
Canadian Pacific Railway Co. 1.75% 12/2/2026	947	929
Canadian Pacific Railway Co. 4.80% 3/30/2030	22,797	23,334
Canadian Pacific Railway Co. 5.20% 3/30/2035	36,787	37,884

The Bond Fund of America	70

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Industrials (continued)
Canadian Pacific Railway Co. 3.00% 12/2/2041	USD9,905	$7,430
Canadian Pacific Railway Co. 3.10% 12/2/2051	30,869	20,503
Carpenter Technology Corp. 5.625% 3/1/2034 (d)	4,705	4,785
Carrier Global Corp. 2.722% 2/15/2030	12,746	12,005
Carrier Global Corp. 2.70% 2/15/2031	479	444
Carrier Global Corp. 5.90% 3/15/2034	1,828	1,962
CK Hutchison International (23), Ltd. 4.75% 4/21/2028 (d)	9,430	9,583
CK Hutchison International (23), Ltd. 4.75% 4/21/2028	7,500	7,621
CK Hutchison International (23), Ltd. 4.875% 4/21/2033	3,000	3,038
CK Hutchison International (24), Ltd. 5.50% 4/26/2034 (d)	6,780	7,094
CK Hutchison International (24) (II), Ltd. 4.75% 9/13/2034	3,700	3,679
CK Hutchison International (21), Ltd. 3.125% 4/15/2041 (k)	1,400	1,077
CK Hutchison International (19) II, Ltd. 3.375% 9/6/2049	3,700	2,703
CK Hutchison International (20), Ltd. 3.375% 5/8/2050	3,200	2,322
Clean Harbors, Inc. 5.125% 7/15/2029 (d)	10,000	10,018
Competition Team Technologies, Ltd. 4.25% 3/12/2029	3,000	3,010
CSX Corp. 3.80% 3/1/2028	2,460	2,458
CSX Corp. 2.40% 2/15/2030	11,598	10,869
CSX Corp. 4.10% 11/15/2032	13,676	13,427
CSX Corp. 5.20% 11/15/2033	7,866	8,193
CSX Corp. 5.05% 6/15/2035	34,232	34,834
CSX Corp. 2.50% 5/15/2051	1,595	947
CSX Corp. 4.50% 11/15/2052	25,000	21,233
CSX Corp. 4.90% 3/15/2055	10,605	9,548
Eaton Corp. 4.15% 3/15/2033	654	644
Garda World Security Corp. 6.50% 1/15/2031 (d)	2,550	2,611
General Dynamics Corp. 2.25% 6/1/2031	312	284
General Dynamics Corp. 4.95% 8/15/2035	4,955	5,064
General Electric Co. 4.30% 7/29/2030	5,061	5,106
General Electric Co. 4.90% 1/29/2036	8,025	8,152
Herc Holdings, Inc. 5.75% 3/15/2031 (d)	2,065	2,097
Herc Holdings, Inc. 7.25% 6/15/2033 (d)	6,000	6,366
Herc Holdings, Inc. 6.00% 3/15/2034 (d)	1,795	1,820
HPHT Finance 25, Ltd. 5.00% 2/21/2030 (k)	9,600	9,775
Hutchison Whampoa International, Ltd. 7.45% 11/24/2033	3,000	3,523
Icahn Enterprises, LP 6.25% 5/15/2026	2,246	2,251
Icahn Enterprises, LP 5.25% 5/15/2027	8,000	7,896
Ingersoll-Rand, Inc. 5.70% 8/14/2033	4,791	5,078
Ingersoll-Rand, Inc. 5.45% 6/15/2034	1,453	1,513
L3Harris Technologies, Inc. 5.40% 7/31/2033	11,257	11,729
LATAM Airlines Group SA 7.625% 1/7/2031 (d)	11,380	11,977
LG Energy Solution, Ltd. 5.25% 4/2/2028 (d)	3,920	3,997
LG Energy Solution, Ltd. 5.375% 4/2/2030 (d)	3,000	3,079
LG Energy Solution, Ltd. 5.50% 7/2/2034	3,000	3,046
LG Energy Solution, Ltd. 5.875% 4/2/2035	7,500	7,748
LG Energy Solution, Ltd. 5.875% 4/2/2035 (d)	500	517
Lima Metro Line 2 Finance, Ltd. 5.875% 7/5/2034 (d)	1,970	2,051
Lima Metro Line 2 Finance, Ltd. 5.875% 7/5/2034	419	437
Lima Metro Line 2 Finance, Ltd. 4.35% 4/5/2036	4,910	4,804
Lima Metro Line 2 Finance, Ltd. 4.35% 4/5/2036 (d)	2,352	2,301
Lockheed Martin Corp. 5.25% 1/15/2033	19,435	20,460
Lockheed Martin Corp. 4.75% 2/15/2034	813	825
Lockheed Martin Corp. 5.70% 11/15/2054	14,795	14,954
Masco Corp. 1.50% 2/15/2028	795	753
Masco Corp. 2.00% 2/15/2031	1,173	1,039
Mexico City Airport Trust 4.25% 10/31/2026	8,700	8,675
Mexico City Airport Trust 3.875% 4/30/2028	11,400	11,157
Mexico City Airport Trust 3.875% 4/30/2028 (d)	690	675
Mexico City Airport Trust 5.50% 10/31/2046	3,106	2,739
Mexico City Airport Trust 5.50% 7/31/2047	9,756	8,575
Mexico City Airport Trust 5.50% 7/31/2047 (d)	2,165	1,903
MISC Capital Two (Labuan), Ltd. 3.75% 4/6/2027 (d)	13,872	13,788
MISC Capital Two (Labuan), Ltd. 3.75% 4/6/2027	8,000	7,952
MTR Corp. CI, Ltd., 4.875% perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 0.86% on 12/24/2030) (f)	5,100	5,196

71	The Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Industrials (continued)
MTR Corp. CI, Ltd., 5.625% perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 1.457% on 12/24/2035) (f)	USD15,500	$16,345
MTR Corp., Ltd. 5.25% 4/1/2055	2,000	2,022
Norfolk Southern Corp. 5.05% 8/1/2030	9,546	9,900
Norfolk Southern Corp. 4.45% 3/1/2033	11,653	11,626
Norfolk Southern Corp. 5.10% 5/1/2035	23,386	23,958
Norfolk Southern Corp. 5.35% 8/1/2054	35,721	34,147
Northrop Grumman Corp. 4.65% 7/15/2030	14,212	14,471
Northrop Grumman Corp. 4.70% 3/15/2033	11,968	12,088
Northrop Grumman Corp. 4.95% 3/15/2053	5,032	4,538
Paychex, Inc. 5.10% 4/15/2030	5,853	6,029
Paychex, Inc. 5.35% 4/15/2032	9,012	9,339
Paychex, Inc. 5.60% 4/15/2035	2,129	2,231
Pitney Bowes, Inc. 6.875% 3/15/2027 (d)	6,000	6,026
Prime Security Services Borrower, LLC 5.75% 4/15/2026 (d)	110	110
Prime Security Services Borrower, LLC 3.375% 8/31/2027 (d)	3,100	3,043
QXO Building Products, Inc. 6.75% 4/30/2032 (d)	8,000	8,362
RB Global Holdings, Inc. 7.75% 3/15/2031 (d)	1,511	1,582
Republic Services, Inc. 4.875% 4/1/2029	4,090	4,197
Republic Services, Inc. 2.375% 3/15/2033	1,252	1,094
RTX Corp. 5.75% 11/8/2026	4,000	4,056
RTX Corp. 3.125% 5/4/2027	1,000	990
RTX Corp. 4.125% 11/16/2028	6,320	6,347
RTX Corp. 6.00% 3/15/2031	7,364	7,935
RTX Corp. 1.90% 9/1/2031	2,488	2,185
RTX Corp. 2.375% 3/15/2032	7,474	6,670
RTX Corp. 5.15% 2/27/2033	428	442
RTX Corp. 6.10% 3/15/2034	3,664	4,011
RTX Corp. 4.50% 6/1/2042	1,375	1,247
RTX Corp. 2.82% 9/1/2051	1,750	1,093
RTX Corp. 3.03% 3/15/2052	5,000	3,263
RTX Corp. 5.375% 2/27/2053	3,194	3,086
RTX Corp. 6.40% 3/15/2054	4,211	4,637
Rutas 2 & 7 Finance, Ltd. 0% 9/30/2036 (d)	1,316	1,001
Sats Treasury Pte., Ltd. 4.828% 1/23/2029	10,360	10,575
Siemens Funding BV 5.20% 5/28/2035 (d)	4,000	4,152
Siemens Funding BV 5.80% 5/28/2055 (d)	27,757	29,080
Siemens Funding BV 5.90% 5/28/2065 (d)	12,967	13,617
Summit Digitel Infrastructure Pvt, Ltd. 2.875% 8/12/2031 (d)	12,355	11,236
Texas Combined Tirz I, LLC 0% 12/7/2062 (d)(g)	3,338	3,338
TransDigm, Inc. 6.25% 1/31/2034 (d)	6,000	6,229
Triton Container International, Ltd. 3.15% 6/15/2031 (d)	15,346	13,852
TSMC Arizona Corp. 4.25% 4/22/2032	8,000	8,021
TSMC Arizona Corp. 3.125% 10/25/2041	5,000	4,032
TSMC Arizona Corp. 3.25% 10/25/2051	11,000	8,320
Union Pacific Corp. 2.15% 2/5/2027	4,740	4,657
Union Pacific Corp. 2.375% 5/20/2031	22,125	20,296
Union Pacific Corp. 2.80% 2/14/2032	11,756	10,814
Union Pacific Corp. 5.10% 2/20/2035	7,741	7,992
Union Pacific Corp. 2.891% 4/6/2036	4,119	3,485
Union Pacific Corp. 4.30% 3/1/2049	1,367	1,135
Union Pacific Corp. 3.25% 2/5/2050	17,642	12,234
Union Pacific Corp. 2.95% 3/10/2052	6,371	4,070
Union Pacific Corp. 3.50% 2/14/2053	8,943	6,358
Union Pacific Corp. 5.60% 12/1/2054	18,485	18,447
Union Pacific Corp. 3.839% 3/20/2060	4,000	2,896
Varanasi Aurangabad Nh-2 Tollway Private, Ltd. 5.90% 2/28/2034 (d)	6,404	6,677
Varanasi Aurangabad Nh-2 Tollway Private, Ltd. 5.90% 2/28/2034	4,988	5,200
Verisk Analytics, Inc. 4.50% 8/15/2030	1,408	1,419
Verisk Analytics, Inc. 5.125% 2/15/2036	9,784	9,853
Waste Management, Inc. 4.80% 3/15/2032	1,094	1,120
Waste Management, Inc. 4.95% 3/15/2035	8,243	8,376
WESCO Distribution, Inc. 7.25% 6/15/2028 (d)	4,355	4,421
		1,361,799

The Bond Fund of America	72

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Consumer staples 1.17%
Altria Group, Inc. 4.40% 2/14/2026	USD5,512	$5,512
Altria Group, Inc. 4.875% 2/4/2028	3,256	3,311
Altria Group, Inc. 3.40% 5/6/2030	916	882
Altria Group, Inc. 4.50% 5/2/2043	100	86
Anheuser-Busch Cos., LLC 4.70% 2/1/2036	13,270	13,140
Anheuser-Busch Cos., LLC 4.90% 2/1/2046	3,549	3,284
Anheuser-Busch InBev Worldwide, Inc. 5.00% 6/15/2034	1,500	1,551
Anheuser-Busch InBev Worldwide, Inc. 5.45% 1/23/2039	10,000	10,364
BAT Capital Corp. 3.215% 9/6/2026	6,482	6,451
BAT Capital Corp. 3.557% 8/15/2027	17,969	17,843
BAT Capital Corp. 2.259% 3/25/2028	2,106	2,027
BAT Capital Corp. 6.343% 8/2/2030	7,000	7,574
BAT Capital Corp. 5.834% 2/20/2031	4,243	4,506
BAT Capital Corp. 2.726% 3/25/2031	1,768	1,631
BAT Capital Corp. 5.35% 8/15/2032	28,800	29,978
BAT Capital Corp. 4.625% 3/22/2033	33,386	33,210
BAT Capital Corp. 6.421% 8/2/2033	26,154	28,890
BAT Capital Corp. 6.00% 2/20/2034	15,700	16,817
BAT Capital Corp. 5.625% 8/15/2035	32,322	33,686
BAT Capital Corp. 4.39% 8/15/2037	5,000	4,609
BAT Capital Corp. 4.54% 8/15/2047	5,656	4,696
BAT Capital Corp. 4.758% 9/6/2049	3,873	3,281
BAT Capital Corp. 6.25% 8/15/2055	28,160	29,207
BAT International Finance PLC 4.448% 3/16/2028	1,500	1,512
Campbell’s Co. (The) 4.75% 3/23/2035	2,263	2,188
Cargill, Inc. 4.50% 6/24/2026 (d)	100	100
Coca-Cola Co. 5.00% 5/13/2034	3,966	4,136
Coca-Cola Co. 5.20% 1/14/2055	7,509	7,245
Coca-Cola Co. 5.40% 5/13/2064	2,121	2,064
Conagra Brands, Inc. 1.375% 11/1/2027	527	501
Constellation Brands, Inc. 2.875% 5/1/2030	8,545	8,045
Constellation Brands, Inc. 4.80% 5/1/2030	2,570	2,614
Constellation Brands, Inc. 2.25% 8/1/2031	4,278	3,798
Constellation Brands, Inc. 4.75% 5/9/2032	12,733	12,793
Constellation Brands, Inc. 4.90% 5/1/2033	2,583	2,597
Constellation Brands, Inc. 4.10% 2/15/2048	1,000	790
Coty, Inc. 4.75% 1/15/2029 (d)	3,117	3,075
Coty, Inc. 6.625% 7/15/2030 (d)	10,276	10,568
Coty, Inc. 5.60% 1/15/2031 (d)	15,191	15,344
Darling Ingredients, Inc. 5.25% 4/15/2027 (d)	6,000	6,016
Imperial Brands Finance PLC 4.50% 6/30/2028 (d)	16,058	16,191
Imperial Brands Finance PLC 5.875% 7/1/2034 (d)	8,300	8,683
Imperial Brands Finance PLC 5.625% 7/1/2035 (d)	48,491	49,869
Imperial Brands Finance PLC 6.375% 7/1/2055 (d)	11,756	12,017
Indofood CBP Sukses Makmur Tbk PT 3.398% 6/9/2031	13,570	12,765
Indofood CBP Sukses Makmur Tbk PT 4.745% 6/9/2051	6,485	5,573
Indofood CBP Sukses Makmur Tbk PT 4.805% 4/27/2052	809	704
InRetail Consumer 3.25% 3/22/2028 (d)	5,400	5,278
InRetail Consumer 3.25% 3/22/2028	2,000	1,955
J. M. Smucker Co. (The) 5.90% 11/15/2028	4,000	4,192
J. M. Smucker Co. (The) 6.20% 11/15/2033	3,000	3,253
JBS USA Holding Lux SARL 3.00% 2/2/2029	2,818	2,715
Keurig Dr Pepper, Inc. 3.20% 5/1/2030	2,557	2,430
Keurig Dr Pepper, Inc. 5.15% 5/15/2035	6,541	6,557
Mars, Inc. 4.80% 3/1/2030 (d)	34,478	35,242
Mars, Inc. 5.00% 3/1/2032 (d)	36,419	37,552
Mars, Inc. 5.20% 3/1/2035 (d)	65,939	67,798
Mars, Inc. 5.70% 5/1/2055 (d)	76,898	76,655
Mondelez International, Inc. 4.50% 5/6/2030	13,785	13,956
Mondelez International, Inc. 5.125% 5/6/2035	30,766	31,492
PepsiCo, Inc. 1.625% 5/1/2030	588	533
PepsiCo, Inc. 1.40% 2/25/2031	666	584
Philip Morris International, Inc. 5.125% 11/17/2027	9,375	9,584
Philip Morris International, Inc. 4.125% 4/28/2028	13,000	13,061
Philip Morris International, Inc. 5.25% 9/7/2028	11,854	12,251
Philip Morris International, Inc. 3.375% 8/15/2029	780	762

73	The Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Consumer staples (continued)
Philip Morris International, Inc. 5.625% 11/17/2029	USD4,032	$4,241
Philip Morris International, Inc. 5.125% 2/15/2030	17,500	18,096
Philip Morris International, Inc. 4.375% 4/30/2030	1,179	1,187
Philip Morris International, Inc. 5.50% 9/7/2030	12,600	13,262
Philip Morris International, Inc. 4.00% 10/29/2030	2,413	2,395
Philip Morris International, Inc. 5.125% 2/13/2031	3,640	3,774
Philip Morris International, Inc. 4.75% 11/1/2031	6,696	6,841
Philip Morris International, Inc. 4.25% 10/29/2032	6,560	6,458
Philip Morris International, Inc. 5.75% 11/17/2032	19,801	21,196
Philip Morris International, Inc. 5.25% 2/13/2034	19,605	20,271
Philip Morris International, Inc. 4.90% 11/1/2034	55,100	55,568
Philip Morris International, Inc. 4.875% 4/30/2035	27,908	28,011
Philip Morris International, Inc. 4.625% 10/29/2035	23,684	23,181
Philip Morris International, Inc. 4.125% 3/4/2043	108	92
Philip Morris International, Inc. 4.25% 11/10/2044	106	90
Reynolds American, Inc. 4.75% 11/1/2042	2,500	2,083
Walmart, Inc. 1.05% 9/17/2026	90,000	88,415
Walmart, Inc. 3.95% 9/9/2027	75,000	75,475
Walmart, Inc. 4.90% 4/28/2035	4,962	5,104
Walmart, Inc. 4.50% 4/15/2053	6,632	5,869
		1,159,183

Materials 0.82%
Air Products and Chemicals, Inc. 2.70% 5/15/2040	11,472	8,637
Alpek, SAB de CV, 3.25% 2/25/2031 (d)	5,000	4,259
BHP Billiton Finance (USA), Ltd. 5.30% 2/21/2035	6,077	6,276
BHP Billiton Finance (USA), Ltd. 5.75% 9/5/2055	20,950	21,383
Braskem Netherlands Finance BV 4.50% 1/10/2028	1,777	732
Braskem Netherlands Finance BV 4.50% 1/31/2030 (d)	4,600	1,801
Braskem Netherlands Finance BV 8.50% 1/12/2031 (d)	1,235	484
Braskem Netherlands Finance BV 8.50% 1/12/2031	643	252
Braskem Netherlands Finance BV 7.25% 2/13/2033 (d)	924	359
Braskem Netherlands Finance BV 5.875% 1/31/2050 (d)	4,000	1,393
Celanese US Holdings, LLC 6.665% 7/15/2027	75,210	77,576
Celanese US Holdings, LLC 6.85% 11/15/2028	63,122	66,088
Celanese US Holdings, LLC 6.83% 7/15/2029	53,181	55,834
Celanese US Holdings, LLC 7.05% 11/15/2030	61,803	65,171
Celanese US Holdings, LLC 6.879% 7/15/2032	13,762	14,332
Celanese US Holdings, LLC 6.75% 4/15/2033	4,000	3,983
Celanese US Holdings, LLC 7.20% 11/15/2033	10,425	11,022
Celanese US Holdings, LLC 7.375% 2/15/2034	2,385	2,425
Celulosa Arauco y Constitucion SA 6.18% 5/5/2032 (d)	2,195	2,271
Chevron Phillips Chemical Co., LLC 4.75% 5/15/2030 (d)	6,833	6,925
Cleveland-Cliffs, Inc. 4.625% 3/1/2029 (d)	4,175	4,115
Cleveland-Cliffs, Inc. 6.75% 4/15/2030 (d)	1,175	1,210
Cleveland-Cliffs, Inc. 4.875% 3/1/2031 (d)	7,825	7,538
Cleveland-Cliffs, Inc. 7.625% 1/15/2034 (d)	3,000	3,137
Commercial Metals Co. 5.75% 11/15/2033 (d)	1,435	1,468
Commercial Metals Co. 6.00% 12/15/2035 (d)	2,845	2,918
Consolidated Energy Finance SA 12.00% 2/15/2031 (d)	10,000	7,083
CROWN Americas, LLC 4.25% 9/30/2026	4,000	3,987
Dow Chemical Co. (The) 4.80% 1/15/2031	9,000	8,952
Dow Chemical Co. (The) 5.15% 2/15/2034	1,442	1,432
Dow Chemical Co. (The) 5.35% 3/15/2035	5,434	5,389
Dow Chemical Co. (The) 5.65% 3/15/2036	11,066	11,025
Dow Chemical Co. (The) 5.55% 11/30/2048	6,500	5,729
Dow Chemical Co. (The) 4.80% 5/15/2049	10,493	8,272
Dow Chemical Co. (The) 3.60% 11/15/2050	6,445	4,165
Dow Chemical Co. (The) 5.60% 2/15/2054	5,724	4,981
Dow Chemical Co. (The) 5.95% 3/15/2055	17,250	15,712
EIDP, Inc. 4.50% 5/15/2026	9,028	9,036
Fresnillo PLC 4.25% 10/2/2050 (d)	9,516	7,619
GC Treasury Center Co., Ltd. 2.98% 3/18/2031	8,000	7,282
GC Treasury Center Co., Ltd. 4.40% 3/30/2032	8,000	7,749
Graphic Packaging International, LLC 3.50% 3/15/2028 (d)	8,000	7,754

The Bond Fund of America	74

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Materials (continued)
Graphic Packaging International, LLC 6.375% 7/15/2032 (d)	USD24,000	$24,478
International Flavors & Fragrances, Inc. 1.832% 10/15/2027 (d)	173	166
International Flavors & Fragrances, Inc. 2.30% 11/1/2030 (d)	1,422	1,284
JH North America Holdings, Inc. 5.875% 1/31/2031 (d)	3,850	3,935
JH North America Holdings, Inc. 6.125% 7/31/2032 (d)	7,730	7,940
LYB International Finance III, LLC 5.125% 1/15/2031	4,023	4,040
LYB International Finance III, LLC 5.50% 3/1/2034	3,548	3,509
LYB International Finance III, LLC 6.15% 5/15/2035	1,652	1,694
LYB International Finance III, LLC 5.875% 1/15/2036	31,632	31,496
Minera Mexico, SA de CV, 5.625% 2/12/2032 (d)	25,390	26,304
Mineral Resources, Ltd. 8.00% 11/1/2027 (d)	5,475	5,601
Mineral Resources, Ltd. 9.25% 10/1/2028 (d)	7,085	7,442
Mosaic Co. 4.05% 11/15/2027	1,486	1,486
NOVA Chemicals Corp. 8.50% 11/15/2028 (d)	1,490	1,560
NOVA Chemicals Corp. 4.25% 5/15/2029 (d)	3,935	3,851
NOVA Chemicals Corp. 9.00% 2/15/2030 (d)	7,205	7,702
Orbia Advance Corp, SAB de CV, 2.875% 5/11/2031	7,000	5,707
POSCO 4.875% 1/23/2027 (d)	9,040	9,108
POSCO 5.75% 1/17/2028 (d)	5,195	5,358
POSCO 5.875% 1/17/2033 (d)	630	667
POSCO Holdings, Inc. 5.75% 5/7/2035	8,000	8,394
POSCO Holdings, Inc. 5.75% 5/7/2035 (d)	2,000	2,099
PT Freeport Indonesia 4.763% 4/14/2027	13,000	13,087
PT Freeport Indonesia 5.315% 4/14/2032	4,000	4,084
PT Freeport Indonesia 6.20% 4/14/2052	3,700	3,771
PT Krakatau Posco 6.375% 6/11/2027	9,000	9,175
PT Krakatau Posco 6.375% 6/11/2029	8,000	8,268
Quikrete Holdings, Inc. 6.375% 3/1/2032 (d)	5,000	5,208
Rio Tinto Finance (USA) PLC 4.875% 3/14/2030	4,500	4,625
Rio Tinto Finance (USA) PLC 5.25% 3/14/2035	14,824	15,283
Rio Tinto Finance (USA) PLC 5.75% 3/14/2055	8,045	8,213
Sherwin-Williams Co. 4.30% 8/15/2028	10,000	10,064
Sherwin-Williams Co. 4.50% 8/15/2030	18,500	18,695
Sherwin-Williams Co. 5.15% 8/15/2035	15,219	15,497
Silgan Holdings, Inc. 4.125% 2/1/2028	2,500	2,465
Suzano Austria GmbH 3.75% 1/15/2031	6,660	6,293
Suzano Austria GmbH 3.125% 1/15/2032	3,000	2,687
Tronox, Inc. 9.125% 9/30/2030 (d)	1,985	1,984
Vale Overseas, Ltd. 6.40% 6/28/2054	6,330	6,466
Vale Overseas, Ltd. 6.00% 2/25/2056 (5-year UST Yield Curve Rate T Note Constant Maturity + 2.431% on 2/25/2031) (d)(f)	3,640	3,645
Warrior Met Coal, Inc. 7.875% 12/1/2028 (d)	11,000	11,266
Westlake Corp. 5.55% 11/15/2035	4,057	4,058
Westlake Corp. 5.00% 8/15/2046	5,265	4,543
Westlake Corp. 4.375% 11/15/2047	1,110	861
Westlake Corp. 6.375% 11/15/2055	3,463	3,411
		815,226

Real estate 0.71%
Alexandria Real Estate Equities, Inc. 3.80% 4/15/2026	231	231
Alexandria Real Estate Equities, Inc. 3.95% 1/15/2028	100	100
Alexandria Real Estate Equities, Inc. 3.375% 8/15/2031	1,980	1,852
Alexandria Real Estate Equities, Inc. 5.625% 5/15/2054	2,250	2,114
American Tower Corp. 3.65% 3/15/2027	427	425
American Tower Corp. 2.70% 4/15/2031	5,000	4,594
Boston Properties, LP 2.90% 3/15/2030	68,683	64,470
Boston Properties, LP 3.25% 1/30/2031	24,747	23,226
Boston Properties, LP 2.55% 4/1/2032	74,163	64,759
Boston Properties, LP 2.45% 10/1/2033	16,815	13,918
Boston Properties, LP 6.50% 1/15/2034	2,157	2,324
Boston Properties, LP 5.75% 1/15/2035	72,685	74,795
COPT Defense Properties, LP 2.25% 3/15/2026	9,530	9,489
Corp. Inmobiliaria Vesta, SAB de CV, 3.625% 5/13/2031 (d)	2,490	2,317
Corp. Inmobiliaria Vesta, SAB de CV, 3.625% 5/13/2031	2,000	1,861
Crown Castle, Inc. 5.00% 1/11/2028	14,069	14,298

75	The Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Real estate (continued)
Equinix, Inc. 2.90% 11/18/2026	USD9,236	$9,148
Equinix, Inc. 1.55% 3/15/2028	661	627
Equinix, Inc. 3.20% 11/18/2029	3,913	3,758
Equinix, Inc. 2.15% 7/15/2030	2,678	2,431
Equinix, Inc. 2.50% 5/15/2031	2,800	2,535
Equinix, Inc. 3.90% 4/15/2032	933	897
Equinix, Inc. 3.40% 2/15/2052	3,120	2,144
ERP Operating, LP 4.65% 9/15/2034	5,678	5,632
Extra Space Storage, LP 2.35% 3/15/2032	20,000	17,517
FibraSOMA 4.375% 7/22/2031 (d)	8,260	7,287
FibraSOMA 4.375% 7/22/2031	5,000	4,411
Forestar Group, Inc. 5.00% 3/1/2028 (d)	2,000	2,006
Forestar Group, Inc. 6.50% 3/15/2033 (d)	5,000	5,103
Host Hotels & Resorts, LP 5.70% 7/1/2034	22,000	22,792
Howard Hughes Corp. (The) 5.375% 8/1/2028 (d)	12,580	12,637
Howard Hughes Corp. (The) 4.125% 2/1/2029 (d)	21,700	21,106
Howard Hughes Corp. (The) 4.375% 2/1/2031 (d)	6,265	5,970
Invitation Homes Operating Partnership, LP 2.00% 8/15/2031	3,375	2,953
Iron Mountain, Inc. 5.25% 3/15/2028 (d)	9,459	9,514
Iron Mountain, Inc. 4.875% 9/15/2029 (d)	8,367	8,260
Kennedy-Wilson, Inc. 5.00% 3/1/2031	2,000	1,883
Kilroy Realty, LP 6.25% 1/15/2036	810	838
Ladder Capital Finance Holdings LLLP 5.50% 8/1/2030	52,454	53,713
Ladder Capital Finance Holdings LLLP 7.00% 7/15/2031 (d)	19,933	21,148
MPT Operating Partnership, LP 3.50% 3/15/2031	3,000	2,184
Piedmont Operating Partnership, LP 5.625% 1/15/2033	6,514	6,584
Prologis, LP 4.75% 6/15/2033	1,726	1,743
Prologis, LP 5.125% 1/15/2034	40,000	41,137
Prologis, LP 5.00% 1/31/2035	24,101	24,441
Prologis, LP 5.25% 6/15/2053	426	406
Prologis, LP 5.25% 3/15/2054	1,235	1,174
Public Storage Operating Co. (USD-SOFR + 0.70%) 4.915% 4/16/2027 (c)	12,000	12,042
Public Storage Operating Co. 1.95% 11/9/2028	721	683
Service Properties Trust 5.50% 12/15/2027	5,000	4,941
Service Properties Trust 3.95% 1/15/2028	100	94
Service Properties Trust 8.625% 11/15/2031 (d)	29,085	30,610
Simon Property Group, LP 4.375% 10/1/2030	10,946	11,037
Simon Property Group, LP 5.125% 10/1/2035	22,803	23,158
Sun Communities Operating, LP 2.30% 11/1/2028	2,919	2,779
Sun Communities Operating, LP 2.70% 7/15/2031	2,537	2,307
Sun Communities Operating, LP 4.20% 4/15/2032	541	525
Trust 2401 4.869% 1/15/2030 (d)	1,319	1,300
Trust 2401 7.70% 1/23/2032 (d)	1,007	1,115
Trust Fibra Uno 4.869% 1/15/2030	681	667
Trust Fibra Uno 7.70% 1/23/2032 (d)	2,008	2,202
VICI Properties, LP 4.75% 2/15/2028	2,429	2,454
VICI Properties, LP 4.95% 2/15/2030	2,418	2,448
VICI Properties, LP 5.125% 5/15/2032	9,757	9,828
VICI Properties, LP 5.625% 4/1/2035	4,265	4,357
WEA Finance, LLC 3.50% 6/15/2029 (d)	6,247	6,048
		701,347
Total corporate bonds and notes		26,203,227
Asset-backed obligations 6.96%
Auto loan 3.47%
American Credit Acceptance Receivables Trust, Series 2024-2, Class B, 6.10% 12/13/2027 (a)(d)	181	181
American Credit Acceptance Receivables Trust, Series 2024-4, Class A, 4.81% 3/13/2028 (a)(d)	426	427
American Credit Acceptance Receivables Trust, Series 2024-4, Class B, 4.80% 11/13/2028 (a)(d)	4,364	4,370
American Credit Acceptance Receivables Trust, Series 2025-1, Class B, 4.90% 3/12/2029 (a)(d)	2,197	2,207
American Credit Acceptance Receivables Trust, Series 2025-4, Class A, 4.42% 5/14/2029 (a)(d)	9,141	9,157
American Credit Acceptance Receivables Trust, Series 2025-2, Class B, 4.85% 5/14/2029 (a)(d)	6,253	6,293
American Credit Acceptance Receivables Trust, Series 2023-3, Class D, 6.82% 10/12/2029 (a)(d)	3,000	3,055
American Credit Acceptance Receivables Trust, Series 2024-1, Class C, 5.63% 1/14/2030 (a)(d)	5,360	5,385
American Credit Acceptance Receivables Trust, Series 2024-2, Class C, 6.24% 4/12/2030 (a)(d)	14,936	15,061
American Credit Acceptance Receivables Trust, Series 2024-2, Class D, 6.53% 4/12/2030 (a)(d)	17,292	17,663

The Bond Fund of America	76

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
Auto loan (continued)
American Credit Acceptance Receivables Trust, Series 2024-1, Class D, 5.86% 5/13/2030 (a)(d)	USD5,330	$5,401
American Credit Acceptance Receivables Trust, Series 2024-3, Class C, 5.73% 7/12/2030 (a)(d)	24,497	24,740
American Credit Acceptance Receivables Trust, Series 2024-3, Class D, 6.04% 7/12/2030 (a)(d)	15,643	15,964
American Credit Acceptance Receivables Trust, Series 2025-4, Class C, 4.83% 1/13/2031 (a)(d)	5,999	6,032
American Credit Acceptance Receivables Trust, Series 2025-2, Class C, 5.11% 3/12/2031 (a)(d)	7,035	7,109
American Credit Acceptance Receivables Trust, Series 2024-4, Class C, 4.91% 8/12/2031 (a)(d)	4,444	4,469
American Credit Acceptance Receivables Trust, Series 2024-4, Class D, 5.34% 8/12/2031 (a)(d)	17,745	17,949
AmeriCredit Automobile Receivables Trust, Series 2021-2, Class D, 1.29% 6/18/2027 (a)	15,943	15,921
AmeriCredit Automobile Receivables Trust, Series 2023-1, Class B, 5.57% 3/20/2028 (a)	13,052	13,153
AmeriCredit Automobile Receivables Trust, Series 2023-2, Class A3, 5.81% 5/18/2028 (a)	7,063	7,110
AmeriCredit Automobile Receivables Trust, Series 2024-1, Class A3, 5.43% 1/18/2029 (a)	991	999
Arivo Acceptance Auto Loan Receivables Trust, Series 2025-1A, Class A2, 4.92% 5/15/2029 (a)(d)	1,389	1,389
Arivo Acceptance Auto Loan Receivables Trust, Series 2025-1A, Class B, 5.11% 11/17/2031 (a)(d)	2,330	2,331
Arivo Acceptance Auto Loan Receivables Trust, Series 2025-1A, Class C, 5.42% 12/15/2031 (a)(d)	1,537	1,540
Arivo Acceptance Auto Loan Receivables Trust, Series 2025-1A, Class D, 5.82% 1/15/2032 (a)(d)	1,004	1,003
AutoNation Finance Trust 2025-1, Series 2025-1A, Class A2, 4.72% 4/10/2028 (a)(d)	1,451	1,454
Avis Budget Rental Car Funding (AESOP), LLC, Series 2020-2, Class A, 2.02% 2/20/2027 (a)(d)	8,615	8,598
Avis Budget Rental Car Funding (AESOP), LLC, Series 2020-2A, Class B, 2.96% 2/20/2027 (a)(d)	599	599
Avis Budget Rental Car Funding (AESOP), LLC, Series 2020-2, Class C, 4.25% 2/20/2027 (a)(d)	1,194	1,193
Avis Budget Rental Car Funding AESOP, LLC, Series 2022-3A, Class A, 4.62% 2/20/2027 (a)(d)	600	600
Avis Budget Rental Car Funding (AESOP), LLC, Series 2022-5, Class A, 6.12% 4/20/2027 (a)(d)	5,281	5,299
Avis Budget Rental Car Funding (AESOP), LLC, Series 2021-1A, Class A, 1.38% 8/20/2027 (a)(d)	39,680	39,221
Avis Budget Rental Car Funding (AESOP), LLC, Series 2021-1A, Class B, 1.63% 8/20/2027 (a)(d)	8,588	8,491
Avis Budget Rental Car Funding (AESOP), LLC, Series 2021-1A, Class C, 2.13% 8/20/2027 (a)(d)	1,211	1,198
Avis Budget Rental Car Funding (AESOP), LLC, Series 2021-1A, Class D, 3.71% 8/20/2027 (a)(d)	5,000	4,959
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-5, Class A, 5.78% 4/20/2028 (a)(d)	49,213	50,094
Avis Budget Rental Car Funding (AESOP), LLC, Series 2022-4A, Class A, 4.77% 2/20/2029 (a)(d)	15,000	15,176
Avis Budget Rental Car Funding (AESOP), LLC, Series 2025-1A, Class A, 4.80% 8/20/2029 (a)(d)	2,885	2,934
Avis Budget Rental Car Funding (AESOP), LLC, Series 2025-1A, Class B, 5.24% 8/20/2029 (a)(d)	335	341
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-6, Class A, 5.81% 12/20/2029 (a)(d)	45,430	47,299
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-8, Class A, 6.02% 2/20/2030 (a)(d)	9,925	10,415
Avis Budget Rental Car Funding (AESOP), LLC, Series 2024-1, Class A, 5.36% 6/20/2030 (a)(d)	18,192	18,786
Avis Budget Rental Car Funding (AESOP), LLC, Series 2024-1, Class B, 5.85% 6/20/2030 (a)(d)	3,347	3,472
Avis Budget Rental Car Funding (AESOP), LLC, Series 2024-3, Class A, 5.23% 12/20/2030 (a)(d)	19,000	19,623
Avis Budget Rental Car Funding (AESOP), LLC, Series 2024-3, Class B, 5.58% 12/20/2030 (a)(d)	3,970	4,099
Avis Budget Rental Car Funding (AESOP), LLC, Series 2025-2A, Class A, 5.12% 8/20/2031 (a)(d)	1,751	1,798
Bridgecrest Lending Auto Securitization Trust, Series 2025-1, Class A2, 4.71% 9/15/2027 (a)	1,652	1,653
Bridgecrest Lending Auto Securitization Trust, Series 2024-4, Class A2, 4.84% 9/15/2027 (a)	485	485
Bridgecrest Lending Auto Securitization Trust, Series 2024-3, Class A3, 5.34% 4/17/2028 (a)	2,113	2,116
Bridgecrest Lending Auto Securitization Trust, Series 2025-1, Class A3, 4.67% 8/15/2028 (a)	14,679	14,715
Bridgecrest Lending Auto Securitization Trust, Series 2024-1, Class B, 5.43% 8/15/2028 (a)	4,333	4,342
Bridgecrest Lending Auto Securitization Trust, Series 2024-4, Class A3, 4.72% 9/15/2028 (a)	4,783	4,793
Bridgecrest Lending Auto Securitization Trust, Series 2024-3, Class B, 5.37% 10/16/2028 (a)	3,676	3,695
Bridgecrest Lending Auto Securitization Trust, Series 2025-1, Class B, 4.92% 3/15/2029 (a)	8,757	8,815
Bridgecrest Lending Auto Securitization Trust, Series 2024-1, Class C, 5.65% 4/16/2029 (a)	5,660	5,718
Bridgecrest Lending Auto Securitization Trust, Series 2025-2, Class B, 4.81% 8/15/2029 (a)	11,367	11,469
Bridgecrest Lending Auto Securitization Trust, Series 2023-1, Class B, 6.80% 8/15/2029 (a)	2,471	2,481
Bridgecrest Lending Auto Securitization Trust, Series 2025-3, Class B, 4.73% 9/17/2029 (a)	17,181	17,283
Bridgecrest Lending Auto Securitization Trust, Series 2024-1, Class D, 6.03% 11/15/2029 (a)	6,201	6,334
Bridgecrest Lending Auto Securitization Trust, Series 2024-3, Class D, 5.83% 5/15/2030 (a)	16,137	16,495
Bridgecrest Lending Auto Securitization Trust, Series 2024-4, Class B, 4.77% 8/15/2030 (a)	4,138	4,158
Bridgecrest Lending Auto Securitization Trust, Series 2024-4, Class C, 4.83% 8/15/2030 (a)	14,576	14,683
Bridgecrest Lending Auto Securitization Trust, Series 2024-4, Class D, 5.23% 8/15/2030 (a)	23,675	23,909
Bridgecrest Lending Auto Securitization Trust, Series 2025-2, Class C, 5.17% 3/17/2031 (a)	5,563	5,638
Bridgecrest Lending Auto Securitization Trust, Series 2025-2, Class D, 5.62% 3/17/2031 (a)	5,372	5,461
Bridgecrest Lending Auto Securitization Trust, Series 2025-3, Class C, 4.81% 5/15/2031 (a)	3,000	3,022
Bridgecrest Lending Auto Securitization Trust, Series 2025-4, Class C, 4.80% 8/15/2031 (a)	824	829
CarMax Auto Owner Trust, Series 2023-3, Class A3, 5.28% 5/15/2028 (a)	343	345
CarMax Select Receivables Trust, Series 2024-A, Class A2A, 5.78% 9/15/2027 (a)	1,065	1,067
CarMax Select Receivables Trust, Series 2024-A, Class C, 5.62% 1/15/2030 (a)	15,778	16,150
CarMax Select Receivables Trust, Series 2024-A, Class D, 6.27% 12/16/2030 (a)	22,283	23,008
Carvana Auto Receivables Trust, Series 2024-N1, Class A3, 5.60% 3/10/2028 (a)(d)	3,911	3,918
Carvana Auto Receivables Trust, Series 2023-P3, Class A3, 5.82% 8/10/2028 (a)(d)	956	962
Carvana Auto Receivables Trust, Series 2021-N4, Class C, 1.72% 9/11/2028 (a)	289	283
Carvana Auto Receivables Trust, Series 2021-N4, Class A2, 1.80% 9/11/2028 (a)	1,610	1,584
Carvana Auto Receivables Trust, Series 2024-N3, Class A3, 4.53% 1/10/2029 (a)(d)	1,982	1,986

77	The Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
Auto loan (continued)
Carvana Auto Receivables Trust, Series 2023-P5, Class A3, 5.62% 1/10/2029 (a)(d)	USD1,701	$1,714
Carvana Auto Receivables Trust, Series 2024-P2, Class A3, 5.33% 7/10/2029 (a)	3,294	3,320
Carvana Auto Receivables Trust, Series 2024-N3, Class B, 4.67% 12/10/2030 (a)(d)	2,000	2,009
Chase Auto Owner Trust, Series 2024-4A, Class A3, 4.94% 7/25/2029 (a)(d)	9,354	9,448
Chase Auto Owner Trust, Series 2024-5A, Class A4, 4.15% 3/25/2030 (a)(d)	5,552	5,584
Chesapeake Funding II, LLC, Series 2023-2, Class A1, 6.16% 10/15/2035 (a)(d)	823	832
Chesapeake Funding II, LLC, Series 2024-1, Class A1, 5.52% 5/15/2036 (a)(d)	5,140	5,203
Citizens Auto Receivables Trust, Series 2023-2, Class A3, 5.83% 2/15/2028 (a)(d)	3,670	3,695
Consumer Portfolio Services Auto Trust, Series 2025-B, Class A, 4.74% 2/15/2029 (a)(d)	2,761	2,768
Consumer Portfolio Services Auto Trust, Series 2025-B, Class B, 4.79% 11/15/2029 (a)(d)	2,572	2,585
Consumer Portfolio Services Auto Trust, Series 2025-B, Class C, 5.12% 7/15/2031 (a)(d)	5,257	5,306
CPS Auto Receivables Trust, Series 2024-A, Class B, 5.65% 5/15/2028 (a)(d)	613	614
CPS Auto Receivables Trust, Series 2024-D, Class A, 4.91% 6/15/2028 (a)(d)	827	828
CPS Auto Receivables Trust, Series 2024-C, Class B, 5.68% 12/15/2028 (a)(d)	3,632	3,649
CPS Auto Receivables Trust, Series 2024-D, Class B, 4.65% 3/15/2029 (a)(d)	8,952	8,966
CPS Auto Receivables Trust, Series 2023-A, Class C, 5.54% 4/16/2029 (a)(d)	615	616
CPS Auto Receivables Trust, Series 2023-A, Class D, 6.44% 4/16/2029 (a)(d)	3,525	3,581
CPS Auto Receivables Trust, Series 2023-C, Class C, 6.27% 10/15/2029 (a)(d)	3,315	3,338
CPS Auto Receivables Trust, Series 2023-C, Class D, 6.77% 10/15/2029 (a)(d)	3,489	3,583
CPS Auto Receivables Trust, Series 2024-A, Class C, 5.74% 4/15/2030 (a)(d)	9,025	9,091
CPS Auto Receivables Trust, Series 2024-A, Class D, 6.13% 4/15/2030 (a)(d)	982	1,002
CPS Auto Receivables Trust, Series 2024-C, Class C, 5.76% 10/15/2030 (a)(d)	10,987	11,123
CPS Auto Receivables Trust, Series 2024-C, Class D, 6.22% 10/15/2030 (a)(d)	11,898	12,190
CPS Auto Trust, Series 2025-D, Class A, 4.46% 7/16/2029 (a)(d)	9,791	9,803
CPS Auto Trust, Series 2025-D, Class B, 4.48% 4/15/2030 (a)(d)	3,841	3,848
CPS Auto Trust, Series 2025-D, Class C, 4.85% 2/17/2032 (a)(d)	1,423	1,431
CPS Auto Trust, Series 2025-D, Class D, 5.45% 2/17/2032 (a)(d)	3,000	3,032
Credit Acceptance Auto Loan Trust, Series 2024-1A, Class A, 5.68% 3/15/2034 (a)(d)	2,000	2,018
Credit Acceptance Auto Loan Trust, Series 2025-2A, Class A, 4.50% 11/15/2035 (a)(d)	13,718	13,777
Credit Acceptance Auto Loan Trust, Series 2025-2A, Class B, 4.87% 1/15/2036 (a)(d)	4,539	4,590
Credit Acceptance Auto Loan Trust, Series 2025-2A, Class C, 5.38% 3/17/2036 (a)(d)	876	892
Drive Auto Receivables Trust, Series 2024-2, Class A2, 4.94% 12/15/2027 (a)	385	386
Drive Auto Receivables Trust, Series 2024-2, Class A3, 4.50% 9/15/2028 (a)	15,041	15,062
Drive Auto Receivables Trust, Series 2024-1, Class B, 5.31% 1/16/2029 (a)	7,069	7,099
Drive Auto Receivables Trust, Series 2024-1, Class C, 5.43% 11/17/2031 (a)	13,119	13,308
Drive Auto Receivables Trust, Series 2025-2, Class A3, 4.14% 9/15/2032 (a)	13,117	13,154
Drive Auto Receivables Trust, Series 2025-2, Class C, 4.39% 9/15/2032 (a)	8,108	8,109
Drive Auto Receivables Trust, Series 2025-1, Class A3, 4.73% 9/15/2032 (a)	476	479
Drive Auto Receivables Trust, Series 2025-1, Class B, 4.79% 9/15/2032 (a)	12,789	12,898
Drive Auto Receivables Trust, Series 2025-1, Class C, 4.99% 9/15/2032 (a)	2,068	2,096
Drive Auto Receivables Trust, Series 2025-1, Class D, 5.41% 9/15/2032 (a)	6,403	6,486
DriveTime Auto Owner Trust, Series 2023-1, Class C, 5.55% 10/16/2028 (a)(d)	1,043	1,046
DriveTime Auto Owner Trust, Series 2023-1, Class D, 6.44% 11/15/2028 (a)(d)	8,340	8,456
DriveTime Auto Owner Trust, Series 2023-3, Class C, 6.40% 5/15/2029 (a)(d)	5,863	5,913
DriveTime Auto Owner Trust, Series 2022-2A, Class E, 6.45% 5/15/2029 (a)(d)	8,215	8,281
DriveTime Auto Owner Trust, Series 2023-3, Class D, 7.12% 5/15/2029 (a)(d)	6,061	6,247
DriveTime Auto Owner Trust, Series 2023-1A, Class E, 10.39% 1/15/2030 (a)(d)	11,520	12,026
Enterprise Fleet Financing, LLC, Series 2024-2, Class A2, 5.74% 12/20/2026 (a)(d)	158	159
Enterprise Fleet Financing, LLC, Series 2024-3, Class A2, 5.31% 4/20/2027 (a)(d)	4,311	4,327
Enterprise Fleet Financing, LLC, Series 2024-4, Class A2, 4.69% 7/20/2027 (a)(d)	7,340	7,367
Enterprise Fleet Financing, LLC, Series 2022-3, Class A3, 4.29% 7/20/2029 (a)(d)	5,938	5,948
Enterprise Fleet Financing, LLC, Series 2022-3, Class A2, 4.38% 7/20/2029 (a)(d)	226	226
Enterprise Fleet Financing, LLC, Series 2022-4, Class A2, 5.76% 10/22/2029 (a)(d)	148	148
Enterprise Fleet Financing, LLC, Series 2024-1, Class A2, 5.23% 3/20/2030 (a)(d)	4,480	4,515
Enterprise Fleet Financing, LLC, Series 2024-1, Class A3, 5.16% 9/20/2030 (a)(d)	5,702	5,815
Enterprise Fleet Financing, LLC, Series 2024-2, Class A4, 5.69% 12/20/2030 (a)(d)	7,180	7,423
Exeter Automobile Receivables Trust, Series 2021-2, Class D, 1.40% 4/15/2027 (a)	3,965	3,945
Exeter Automobile Receivables Trust, Series 2025-2A, Class A2, 4.78% 6/15/2027 (a)	957	957
Exeter Automobile Receivables Trust, Series 2025-1A, Class A2, 4.70% 9/15/2027 (a)	131	131
Exeter Automobile Receivables Trust, Series 2024-5, Class A3, 4.45% 3/15/2028 (a)	5,752	5,754
Exeter Automobile Receivables Trust, Series 2025-4A, Class A2, 4.53% 3/15/2028 (a)	6,751	6,762
Exeter Automobile Receivables Trust, Series 2024-2A, Class B, 5.61% 4/17/2028 (a)	2,545	2,546
Exeter Automobile Receivables Trust, Series 2022-6, Class C, 6.32% 5/15/2028 (a)	2,056	2,062
Exeter Automobile Receivables Trust, Series 2023-3A, Class C, 6.21% 6/15/2028 (a)	1,664	1,671
Exeter Automobile Receivables Trust, Series 2022-2A, Class D, 4.56% 7/17/2028 (a)	5,545	5,550
Exeter Automobile Receivables Trust, Series 2025-1A, Class A3, 4.67% 8/15/2028 (a)	5,583	5,593

The Bond Fund of America	78

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
Auto loan (continued)
Exeter Automobile Receivables Trust, Series 2024-1, Class B, 5.29% 8/15/2028 (a)	USD5,410	$5,424
Exeter Automobile Receivables Trust, Series 2022-6, Class D, 8.03% 4/6/2029 (a)	1,913	1,973
Exeter Automobile Receivables Trust, Series 2024-5, Class B, 4.48% 4/16/2029 (a)	6,250	6,256
Exeter Automobile Receivables Trust, Series 2023-3A, Class D, 6.68% 4/16/2029 (a)	5,584	5,717
Exeter Automobile Receivables Trust, Series 2024-2A, Class C, 5.74% 5/15/2029 (a)	15,785	15,924
Exeter Automobile Receivables Trust, Series 2023-1A, Class D, 6.69% 6/15/2029 (a)	3,227	3,276
Exeter Automobile Receivables Trust, Series 2025-3A, Class A3, 4.78% 7/16/2029 (a)	679	684
Exeter Automobile Receivables Trust, Series 2024-3A, Class C, 5.70% 7/16/2029 (a)	9,039	9,158
Exeter Automobile Receivables Trust, Series 2025-1A, Class B, 4.91% 8/15/2029 (a)	23,206	23,408
Exeter Automobile Receivables Trust, Series 2025-4A, Class A3, 4.39% 9/17/2029 (a)	6,376	6,406
Exeter Automobile Receivables Trust, Series 2025-2A, Class B, 4.92% 9/17/2029 (a)	6,660	6,720
Exeter Automobile Receivables Trust, Series 2024-5, Class C, 4.64% 1/15/2030 (a)	15,775	15,849
Exeter Automobile Receivables Trust, Series 2025-3A, Class B, 4.86% 2/15/2030 (a)	7,458	7,556
Exeter Automobile Receivables Trust, Series 2024-2A, Class D, 5.92% 2/15/2030 (a)	15,959	16,289
Exeter Automobile Receivables Trust, Series 2024-1, Class C, 5.41% 5/15/2030 (a)	10,143	10,252
Exeter Automobile Receivables Trust, Series 2024-1, Class D, 5.84% 6/17/2030 (a)	21,364	21,722
Exeter Automobile Receivables Trust, Series 2025-5A, Class B, 4.28% 7/15/2030 (a)	2,800	2,807
Exeter Automobile Receivables Trust, Series 2024-4A, Class B, 5.29% 8/15/2030 (a)	12,630	12,684
Exeter Automobile Receivables Trust, Series 2024-4A, Class C, 5.48% 8/15/2030 (a)	9,158	9,264
Exeter Automobile Receivables Trust, Series 2024-3A, Class D, 5.98% 9/16/2030 (a)	11,864	12,134
Exeter Automobile Receivables Trust, Series 2024-4A, Class D, 5.81% 12/16/2030 (a)	16,141	16,505
Exeter Automobile Receivables Trust, Series 2023-3A, Class E, 9.98% 1/15/2031 (a)(d)	1,150	1,249
Exeter Automobile Receivables Trust, Series 2024-5, Class D, 5.06% 2/18/2031 (a)	21,836	21,952
Exeter Automobile Receivables Trust, Series 2025-1A, Class C, 5.09% 5/15/2031 (a)	18,932	19,177
Exeter Automobile Receivables Trust, Series 2025-1A, Class D, 5.49% 5/15/2031 (a)	23,284	23,651
Exeter Automobile Receivables Trust, Series 2025-2A, Class C, 5.16% 7/15/2031 (a)	9,000	9,113
Exeter Automobile Receivables Trust, Series 2025-2A, Class D, 5.89% 7/15/2031 (a)	9,000	9,223
Exeter Automobile Receivables Trust, Series 2025-3A, Class C, 5.09% 10/15/2031 (a)	5,905	6,001
Exeter Automobile Receivables Trust, Series 2025-3A, Class D, 5.57% 10/15/2031 (a)	7,153	7,297
Exeter Automobile Receivables Trust, Series 2025-4A, Class D, 5.23% 1/15/2032 (a)	4,740	4,762
Exeter Automobile Receivables Trust, Series 2025-5A, Class C, 4.68% 3/15/2032 (a)	2,255	2,264
Exeter Automobile Receivables Trust, Series 2025-5A, Class D, 5.16% 3/15/2032 (a)	1,994	2,010
Exeter Select Automobile Receivables Trust, Series 2025-1, Class A2, 4.83% 10/16/2028 (a)	2,467	2,475
Exeter Select Automobile Receivables Trust, Series 2025-3, Class A2, 4.24% 5/15/2029 (a)	12,982	12,997
Exeter Select Automobile Receivables Trust, Series 2025-1, Class A3, 4.69% 4/15/2030 (a)	9,672	9,783
Exeter Select Automobile Receivables Trust, Series 2025-1, Class C, 5.40% 8/15/2031 (a)	4,513	4,592
First Investors Auto Owner Trust, Series 2023-1A, Class A, 6.44% 10/16/2028 (a)(d)	1,414	1,425
First Investors Auto Owner Trust, Series 2025-1A, Class A3, 4.25% 7/15/2030 (a)(d)	2,387	2,399
First Investors Auto Owner Trust, Series 2025-1A, Class B, 4.39% 1/15/2031 (a)(d)	4,054	4,068
Ford Credit Auto Lease Trust, Series 2024-A, Class A3, 5.06% 5/15/2027 (a)	3,755	3,762
Ford Credit Auto Lease Trust, Series 2024-A, Class A4, 5.05% 6/15/2027 (a)	2,339	2,349
Ford Credit Auto Owner Trust, Series 2024-C, Class A4, 4.11% 7/15/2030 (a)	7,868	7,918
Ford Credit Auto Owner Trust, Series 2021-1, Class A, 1.37% 10/17/2033 (a)(d)	21,970	21,798
Ford Credit Auto Owner Trust, Series 2023-2, Class A, 5.28% 2/15/2036 (a)(d)	85,137	88,068
Ford Credit Floorplan Master Owner Trust, Series 2023-1, Class A1, 4.92% 5/15/2028 (a)(d)	25,883	25,970
Ford Credit Floorplan Master Owner Trust, Series 2024-3, Class A1, 4.30% 9/15/2029 (a)(d)	38,805	39,145
Ford Credit Floorplan Master Owner Trust, Series 2025-1, Class A1, 4.63% 4/15/2030 (a)	1,039	1,057
Ford Credit Floorplan Master Owner Trust, Series 2025-2, Class A1, 4.06% 9/15/2030 (a)	27,305	27,420
Ford Credit Floorplan Master Owner Trust, Series 2025-2, Class B, 4.33% 9/15/2030 (a)	2,657	2,665
General Motors, Series 2025-2A, Class A, 4.64% 3/15/2030 (a)(d)	17,724	17,993
GLS Auto Receivables Trust, Series 2024-4A, Class A2, 4.76% 10/15/2027 (a)(d)	1,636	1,636
GLS Auto Receivables Trust, Series 2025-1A, Class A2, 4.68% 12/15/2027 (a)(d)	3,382	3,385
GLS Auto Receivables Trust, Series 2024-2, Class A3, 5.64% 1/18/2028 (a)(d)	1,344	1,345
GLS Auto Receivables Trust, Series 2023-3, Class B, 5.89% 1/18/2028 (a)(d)	1,884	1,887
GLS Auto Receivables Trust, Series 2024-3A, Class A3, 5.02% 4/17/2028 (a)(d)	5,808	5,818
GLS Auto Receivables Trust, Series 2024-4A, Class A3, 4.75% 7/17/2028 (a)(d)	3,109	3,118
GLS Auto Receivables Trust, Series 2024-1, Class B, 5.49% 7/17/2028 (a)(d)	6,373	6,391
GLS Auto Receivables Trust, Series 2025-1A, Class A3, 4.77% 9/15/2028 (a)(d)	4,184	4,200
GLS Auto Receivables Trust, Series 2024-2, Class B, 5.77% 11/15/2028 (a)(d)	10,734	10,807
GLS Auto Receivables Trust, Series 2025-2A, Class A3, 4.75% 1/16/2029 (a)(d)	5,176	5,208
GLS Auto Receivables Trust, Series 2024-3A, Class B, 5.08% 1/16/2029 (a)(d)	8,308	8,361
GLS Auto Receivables Trust, Series 2025-3A, Class A3, 4.44% 3/15/2029 (a)(d)	3,425	3,439
GLS Auto Receivables Trust, Series 2024-4A, Class B, 4.89% 4/16/2029 (a)(d)	7,548	7,598
GLS Auto Receivables Trust, Series 2023-3, Class C, 6.01% 5/15/2029 (a)(d)	3,969	4,004
GLS Auto Receivables Trust, Series 2023-3, Class D, 6.44% 5/15/2029 (a)(d)	3,589	3,679
GLS Auto Receivables Trust, Series 2025-1A, Class B, 4.98% 7/16/2029 (a)(d)	7,220	7,295

79	The Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
Auto loan (continued)
GLS Auto Receivables Trust, Series 2025-2A, Class B, 4.97% 10/15/2029 (a)(d)	USD21,213	$21,424
GLS Auto Receivables Trust, Series 2024-1, Class C, 5.64% 12/17/2029 (a)(d)	12,145	12,289
GLS Auto Receivables Trust, Series 2024-1, Class D, 5.95% 12/17/2029 (a)(d)	9,610	9,785
GLS Auto Receivables Trust, Series 2025-3A, Class B, 4.57% 1/15/2030 (a)(d)	8,712	8,750
GLS Auto Receivables Trust, Series 2024-2, Class C, 6.03% 2/15/2030 (a)(d)	14,916	15,226
GLS Auto Receivables Trust, Series 2025-4A, Class B, 4.53% 4/15/2030 (a)(d)	11,189	11,243
GLS Auto Receivables Trust, Series 2024-4A, Class C, 5.10% 6/17/2030 (a)(d)	13,825	13,984
GLS Auto Receivables Trust, Series 2024-4A, Class D, 5.65% 7/15/2030 (a)(d)	15,909	16,159
GLS Auto Receivables Trust, Series 2024-3A, Class C, 5.21% 2/18/2031 (a)(d)	9,109	9,223
GLS Auto Receivables Trust, Series 2024-2, Class E, 7.98% 5/15/2031 (a)(d)	1,170	1,223
GLS Auto Receivables Trust, Series 2025-3A, Class D, 5.16% 6/16/2031 (a)(d)	9,720	9,716
GLS Auto Receivables Trust, Series 2025-4A, Class C, 4.74% 8/15/2031 (a)(d)	6,330	6,370
GLS Auto Receivables Trust, Series 2025-4A, Class D, 5.13% 8/15/2031 (a)(d)	6,412	6,469
GLS Auto Select Receivables Trust, Series 2023-2A, Class A2, 6.37% 6/15/2028 (a)(d)	614	617
GLS Auto Select Receivables Trust, Series 2024-4A, Class A2, 4.43% 12/17/2029 (a)(d)	4,673	4,691
GLS Auto Select Receivables Trust, Series 2024-1, Class A2, 5.24% 3/15/2030 (a)(d)	3,351	3,374
GLS Auto Select Receivables Trust, Series 2025-1A, Class A2, 4.71% 4/15/2030 (a)(d)	7,451	7,509
GLS Auto Select Receivables Trust, Series 2024-2, Class A2, 5.58% 6/17/2030 (a)(d)	5,225	5,287
GLS Auto Select Receivables Trust, Series 2025-3A, Class A2, 4.46% 10/15/2030 (a)(d)	4,269	4,298
GLS Auto Select Receivables Trust, Series 2024-4A, Class B, 4.50% 11/15/2030 (a)(d)	1,395	1,402
GLS Auto Select Receivables Trust, Series 2024-4A, Class C, 4.75% 11/15/2030 (a)(d)	3,339	3,371
GLS Auto Select Receivables Trust, Series 2025-4A, Class A2, 4.17% 2/18/2031 (a)(d)	10,598	10,633
GLS Auto Select Receivables Trust, Series 2025-1A, Class C, 5.26% 3/15/2031 (a)(d)	1,046	1,069
GLS Auto Select Receivables Trust, Series 2024-4A, Class D, 5.28% 10/15/2031 (a)(d)	3,344	3,383
GLS Auto Select Receivables Trust, Series 2025-1A, Class D, 5.74% 4/15/2032 (a)(d)	2,092	2,139
GM Financial Revolving Receivables Trust, Series 2023-1, Class A, 5.12% 4/11/2035 (a)(d)	35,338	36,324
GM Financial Revolving Receivables Trust, Series 2022-1, Class A, 5.91% 10/11/2035 (a)(d)	42,166	43,717
GM Financial Revolving Receivables Trust, Series 2024-2, Class A, 4.52% 3/11/2037 (a)(d)	29,583	30,101
GM Financial Securitized Term Auto Receivables Trust, Series 2024-4, Class A3, 4.40% 8/16/2029 (a)	16,818	16,950
GM Financial Securitized Term Auto Receivables Trust, Series 2024-4, Class B, 4.67% 5/16/2030 (a)	1,222	1,236
GMF Floorplan Owner Revolving Trust, Series 2024-1, Class A1, 5.13% 3/15/2029 (a)(d)	9,679	9,829
Hertz Vehicle Financing III, LLC, Series 2023-1, Class A, 5.49% 6/25/2027 (a)(d)	16,179	16,234
Hertz Vehicle Financing III, LLC, Series 2023-1, Class 1D, 9.13% 6/25/2027 (a)(d)	2,352	2,370
Hertz Vehicle Financing III, LLC, Series 2022-2A, Class A, 2.33% 6/26/2028 (a)(d)	7,743	7,568
Hertz Vehicle Financing III, LLC, Series 2022-2, Class D, 5.16% 6/26/2028 (a)(d)	8,361	8,201
Hertz Vehicle Financing III, LLC, Series 2023-2, Class A, 5.57% 9/25/2029 (a)(d)	4,700	4,846
Hertz Vehicle Financing, LLC, Series 2021-2A, Class A, 1.68% 12/27/2027 (a)(d)	118,941	116,731
Hertz Vehicle Financing, LLC, Series 2021-2A, Class B, 2.12% 12/27/2027 (a)(d)	6,275	6,155
Hertz Vehicle Financing, LLC, Series 2021-2A, Class C, 2.52% 12/27/2027 (a)(d)	3,138	3,081
Hertz Vehicle Financing, LLC, Series 2023-3A, Class A, 5.94% 2/25/2028 (a)(d)	36,391	36,953
Hertz Vehicle Financing, LLC, Series 2024-1A, Class A, 5.44% 1/25/2029 (a)(d)	17,272	17,649
Hertz Vehicle Financing, LLC, Series 2024-1A, Class B, 6.12% 1/25/2029 (a)(d)	6,869	7,038
Hertz Vehicle Financing, LLC, Series 2024-1A, Class C, 6.70% 1/25/2029 (a)(d)	4,154	4,274
Hertz Vehicle Financing, LLC, Series 2024-1A, Class D, 9.22% 1/25/2029 (a)(d)	2,344	2,428
Hertz Vehicle Financing, LLC, Series 2025-1A, Class A, 4.91% 9/25/2029 (a)(d)	10,908	11,048
Hertz Vehicle Financing, LLC, Series 2025-1A, Class B, 5.45% 9/25/2029 (a)(d)	3,341	3,392
Hertz Vehicle Financing, LLC, Series 2025-1A, Class C, 6.03% 9/25/2029 (a)(d)	3,713	3,777
Hertz Vehicle Financing, LLC, Series 2025-3A, Class A, 5.06% 12/26/2029 (a)(d)	18,863	19,125
Hertz Vehicle Financing, LLC, Series 2025-3A, Class B, 5.59% 12/26/2029 (a)(d)	7,479	7,607
Hertz Vehicle Financing, LLC, Series 2025-3A, Class C, 6.13% 12/26/2029 (a)(d)	5,167	5,255
Hertz Vehicle Financing, LLC, Series 2025-5A, Class A, 4.62% 5/25/2030 (a)(d)	15,162	15,151
Hertz Vehicle Financing, LLC, Series 2025-5A, Class C, 5.50% 5/25/2030 (a)(d)	1,644	1,646
Hertz Vehicle Financing, LLC, Series 2025-2A, Class C, 6.40% 9/25/2031 (a)(d)	4,312	4,413
Hertz Vehicle Financing, LLC, Series 2025-4A, Class A, 5.41% 12/25/2031 (a)(d)	23,867	24,566
Hertz Vehicle Financing, LLC, Series 2025-4A, Class B, 5.90% 12/25/2031 (a)(d)	4,223	4,339
Hertz Vehicle Financing, LLC, Series 2025-4A, Class C, 6.48% 12/25/2031 (a)(d)	949	973
Hertz Vehicle Financing, LLC, Series 2025-6A, Class A, 4.89% 5/25/2032 (a)(d)	23,461	23,612
Hertz Vehicle Financing, LLC, Series 2025-6A, Class C, 5.82% 5/25/2032 (a)(d)	2,335	2,339
Honda Auto Receivables Owner Trust, Series 2023-1, Class A3, 5.04% 4/21/2027 (a)	332	333
Huntington National Bank (The), Series 2024-2, Class B1, 5.442% 10/20/2032 (a)(d)	8,206	8,298
Huntington National Bank (The), Series 2025-1, Class B, 4.957% 3/21/2033 (a)(d)	27,812	28,063
Hyundai Auto Lease Securitization Trust, Series 2024-A, Class A4, 5.07% 2/15/2028 (a)(d)	3,562	3,579
Hyundai Floorplan Master Owner Trust, Series 2025-1A, Class A, 4.01% 10/15/2030 (a)(d)	41,755	41,804
LAD Auto Receivables Trust, Series 2022-1, Class B, 5.87% 9/15/2027 (a)(d)	1,267	1,269
LAD Auto Receivables Trust, Series 2024-3A, Class A2, 4.64% 11/15/2027 (a)(d)	1,658	1,659
LAD Auto Receivables Trust, Series 2023-4, Class A3, 6.10% 12/15/2027 (a)(d)	338	338

The Bond Fund of America	80

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
Auto loan (continued)
LAD Auto Receivables Trust, Series 2023-1, Class C, 6.18% 12/15/2027 (a)(d)	USD927	$930
LAD Auto Receivables Trust, Series 2024-1, Class A3, 5.23% 1/18/2028 (a)(d)	632	633
LAD Auto Receivables Trust, Series 2023-2, Class A3, 5.42% 2/15/2028 (a)(d)	2,482	2,483
LAD Auto Receivables Trust, Series 2023-2, Class B, 5.45% 4/15/2028 (a)(d)	4,473	4,483
LAD Auto Receivables Trust, Series 2023-3, Class B, 6.09% 6/15/2028 (a)(d)	6,005	6,060
LAD Auto Receivables Trust, Series 2024-2, Class A3, 5.61% 8/15/2028 (a)(d)	3,389	3,409
LAD Auto Receivables Trust, Series 2024-1, Class A4, 5.17% 9/15/2028 (a)(d)	1,164	1,171
LAD Auto Receivables Trust, Series 2023-2, Class C, 5.58% 9/15/2028 (a)(d)	9,891	9,959
LAD Auto Receivables Trust, Series 2023-3, Class C, 6.43% 12/15/2028 (a)(d)	5,058	5,159
LAD Auto Receivables Trust, Series 2024-1, Class B, 5.33% 2/15/2029 (a)(d)	1,598	1,621
LAD Auto Receivables Trust, Series 2024-3A, Class A3, 4.52% 3/15/2029 (a)(d)	6,888	6,920
LAD Auto Receivables Trust, Series 2024-1, Class C, 5.64% 6/15/2029 (a)(d)	1,932	1,973
LAD Auto Receivables Trust, Series 2024-2, Class A4, 5.46% 7/16/2029 (a)(d)	2,671	2,714
LAD Auto Receivables Trust, Series 2024-3A, Class A4, 4.60% 12/17/2029 (a)(d)	2,791	2,818
LAD Auto Receivables Trust, Series 2024-3A, Class B, 4.74% 1/15/2030 (a)(d)	4,854	4,909
LAD Auto Receivables Trust, Series 2024-3A, Class C, 4.93% 3/15/2030 (a)(d)	3,670	3,720
LAD Auto Receivables Trust, Series 2022-1, Class C, 6.85% 4/15/2030 (a)(d)	4,131	4,178
LAD Auto Receivables Trust, Series 2023-1, Class D, 7.30% 6/17/2030 (a)(d)	981	994
LAD Auto Receivables Trust, Series 2023-3, Class D, 6.92% 12/16/2030 (a)(d)	3,430	3,535
LAD Auto Receivables Trust, Series 2023-2, Class D, 6.30% 2/15/2031 (a)(d)	895	911
LAD Auto Receivables Trust, Series 2024-1, Class D, 6.15% 6/16/2031 (a)(d)	1,190	1,227
LAD Auto Receivables Trust, Series 2024-2, Class D, 6.37% 10/15/2031 (a)(d)	614	634
LAD Auto Receivables Trust, Series 2024-3A, Class D, 5.18% 2/17/2032 (a)(d)	1,864	1,885
LAD Auto Receivables Trust, Series 2025-2A, Class C, 4.70% 8/16/2032 (a)(d)	4,737	4,780
LAD Auto Receivables Trust, Series 2025-2A, Class D, 5.01% 12/15/2032 (a)(d)	3,285	3,302
Lendbuzz Securitization Trust, Series 2025-1A, Class A2, 5.10% 10/15/2030 (a)(d)	4,279	4,280
Mercedes-Benz Auto Lease Trust, Series 2024-A, Class A3, 5.32% 1/18/2028 (a)	5,915	5,974
Nissan Auto Receivables Owner Trust, Series 2023-B, Class A3, 5.93% 3/15/2028 (a)	2,504	2,526
PenFed Auto Receivables Owner Trust, Series 2025-A, Class A3, 4.03% 7/15/2030 (a)(d)	6,292	6,312
PenFed Auto Receivables Owner Trust, Series 2025-A, Class A4, 4.19% 5/15/2031 (a)(d)	2,273	2,282
PenFed Auto Receivables Owner Trust, Series 2025-A, Class B, 4.37% 7/15/2031 (a)(d)	847	847
Porsche Innovative Lease Owner Trust, Series 2024-2A, Class A3, 4.35% 10/20/2027 (a)(d)	6,547	6,561
Porsche Innovative Lease Owner Trust, Series 2024-1, Class A3, 4.67% 11/22/2027 (a)(d)	9,164	9,202
Porsche Innovative Lease Owner Trust, Series 2024-2A, Class A4, 4.26% 9/20/2030 (a)(d)	8,230	8,261
Prestige Auto Receivables Trust, Series 2024-1, Class B, 5.71% 5/15/2028 (a)(d)	892	894
Prestige Auto Receivables Trust, Series 2024-2, Class B, 4.56% 2/15/2029 (a)(d)	3,815	3,807
Prestige Auto Receivables Trust, Series 2024-1, Class C, 5.73% 3/15/2029 (a)(d)	3,728	3,744
Prestige Auto Receivables Trust, Series 2024-1, Class D, 6.21% 2/15/2030 (a)(d)	5,777	5,818
Research-Driven Pagaya Motor Asset Trust I, Series 2025-4A, Class A2, 5.124% 4/25/2034 (a)(d)	6,324	6,351
Research-Driven Pagaya Motor Asset Trust I, Series 2025-5A, Class A2, 4.575% 6/26/2034 (a)(d)	5,344	5,349
Research-Driven Pagaya Motor Asset Trust I, Series 2025-5A, Class A3, 4.838% 6/26/2034 (a)(d)	12,388	12,423
Research-Driven Pagaya Motor Asset Trust I, Series 2025-5A, Class B, 5.228% 6/26/2034 (a)(d)	8,134	8,159
Research-Driven Pagaya Motor Asset Trust I, Series 2025-6A, Class A3, 5.013% 8/25/2034 (a)(d)	2,407	2,414
Santander Drive Auto Receivables Trust, Series 2022-7, Class B, 5.95% 1/17/2028 (a)	157	157
Santander Drive Auto Receivables Trust, Series 2024-1, Class A3, 5.25% 4/17/2028 (a)	1,245	1,246
Santander Drive Auto Receivables Trust, Series 2023-4, Class A3, 5.73% 4/17/2028 (a)	1,518	1,520
Santander Drive Auto Receivables Trust, Series 2023-3, Class B, 5.61% 7/17/2028 (a)	4,692	4,708
Santander Drive Auto Receivables Trust, Series 2023-6, Class A3, 5.93% 7/17/2028 (a)	2,998	3,007
Santander Drive Auto Receivables Trust, Series 2023-5, Class A3, 6.02% 9/15/2028 (a)	1,090	1,093
Santander Drive Auto Receivables Trust, Series 2022-5, Class C, 4.74% 10/16/2028 (a)	1,349	1,350
Santander Drive Auto Receivables Trust, Series 2024-5, Class A3, 4.62% 11/15/2028 (a)	21,184	21,220
Santander Drive Auto Receivables Trust, Series 2022-6, Class C, 4.96% 11/15/2028 (a)	2,008	2,012
Santander Drive Auto Receivables Trust, Series 2024-1, Class B, 5.23% 12/15/2028 (a)	2,556	2,568
Santander Drive Auto Receivables Trust, Series 2023-4, Class B, 5.77% 12/15/2028 (a)	4,957	5,005
Santander Drive Auto Receivables Trust, Series 2025-1, Class A3, 4.74% 1/16/2029 (a)	25,000	25,059
Santander Drive Auto Receivables Trust, Series 2024-4, Class A3, 4.85% 1/16/2029 (a)	34,513	34,606
Santander Drive Auto Receivables Trust, Series 2024-3, Class A3, 5.63% 1/16/2029 (a)	5,322	5,343
Santander Drive Auto Receivables Trust, Series 2024-2, Class B, 5.78% 7/16/2029 (a)	15,172	15,359
Santander Drive Auto Receivables Trust, Series 2024-5, Class B, 4.63% 8/15/2029 (a)	30,199	30,367
Santander Drive Auto Receivables Trust, Series 2024-4, Class B, 4.93% 9/17/2029 (a)	10,970	11,057
Santander Drive Auto Receivables Trust, Series 2024-3, Class B, 5.55% 9/17/2029 (a)	8,732	8,841
Santander Drive Auto Receivables Trust, Series 2022-4, Class C, 5.00% 11/15/2029 (a)	5,427	5,451
Santander Drive Auto Receivables Trust, Series 2024-1, Class C, 5.45% 3/15/2030 (a)	2,142	2,168
Santander Drive Auto Receivables Trust, Series 2025-4, Class A3, 4.17% 4/15/2030 (a)	9,610	9,652
Santander Drive Auto Receivables Trust, Series 2024-4, Class C, 4.95% 4/15/2030 (a)	15,291	15,462
Santander Drive Auto Receivables Trust, Series 2023-1, Class C, 5.09% 5/15/2030 (a)	3,501	3,524

81	The Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
Auto loan (continued)
Santander Drive Auto Receivables Trust, Series 2023-3, Class C, 5.77% 11/15/2030 (a)	USD5,960	$6,073
Santander Drive Auto Receivables Trust, Series 2024-5, Class C, 4.78% 1/15/2031 (a)	11,804	11,902
Santander Drive Auto Receivables Trust, Series 2022-7, Class C, 6.69% 3/17/2031 (a)	2,368	2,416
Santander Drive Auto Receivables Trust, Series 2024-4, Class D, 5.32% 12/15/2031 (a)	18,627	18,871
Santander Drive Auto Receivables Trust, Series 2025-4, Class C, 4.52% 1/15/2032 (a)	3,988	4,001
Santander Drive Auto Receivables Trust, Series 2025-4, Class D, 4.95% 1/15/2032 (a)	924	929
Santander Drive Auto Receivables Trust, Series 2024-5, Class D, 5.14% 2/17/2032 (a)	24,209	24,392
SBNA Auto Lease Trust, Series 2024-A, Class A3, 5.39% 11/20/2026 (a)(d)	1,443	1,445
SBNA Auto Lease Trust, Series 2024-B, Class A3, 5.56% 11/22/2027 (a)(d)	4,086	4,108
SBNA Auto Lease Trust, Series 2024-C, Class A3, 4.56% 2/22/2028 (a)(d)	3,413	3,421
Securitized Term Auto Receivables Trust, Series 2025-A, Class B, 5.038% 7/25/2031 (a)(d)	1,299	1,311
Securitized Term Auto Receivables Trust, Series 2025-A, Class C, 5.185% 7/25/2031 (a)(d)	438	442
Securitized Term Auto Receivables Trust, Series 2025-B, Class B, 4.925% 12/29/2032 (a)(d)	4,819	4,863
Securitized Term Auto Receivables Trust, Series 2025-B, Class C, 5.121% 12/29/2032 (a)(d)	1,604	1,618
Securitized Term Auto Receivables Trust, Series 2025-B, Class D, 5.463% 12/29/2032 (a)(d)	1,938	1,951
SFS Auto Receivables Securitization Trust, Series 2024-3A, Class A2, 4.71% 5/22/2028 (a)(d)	477	477
SFS Auto Receivables Securitization Trust, Series 2023-1, Class B, 5.71% 1/22/2030 (a)(d)	2,244	2,299
SFS Auto Receivables Securitization Trust, Series 2024-3A, Class A3, 4.55% 6/20/2030 (a)(d)	14,939	15,044
SFS Auto Receivables Securitization Trust, Series 2025-2A, Class A3, 4.44% 12/20/2030 (a)(d)	1,400	1,413
SFS Auto Receivables Securitization Trust, Series 2023-1, Class C, 5.97% 2/20/2031 (a)(d)	3,578	3,682
SFS Auto Receivables Securitization Trust, Series 2025-2A, Class A4, 4.58% 5/20/2031 (a)(d)	3,000	3,044
SFS Auto Receivables Securitization Trust, Series 2024-3A, Class B, 4.76% 11/20/2031 (a)(d)	2,769	2,806
Space Coast Credit Union, Series 2024-1, Class A3, 5.11% 6/15/2029 (a)(d)	10,161	10,232
Stellantis Financial Underwritten Enhanced Lease Trust, Series 2025-CA, Class A2, 4.06% 6/20/2028 (a)(d)	7,564	7,575
Stellantis Financial Underwritten Enhanced Lease Trust, Series 2025-CA, Class A3, 4.11% 4/20/2029 (a)(d)	1,703	1,706
Toyota Auto Loan Extended Note Trust, Series 2021-1, Class A, 1.07% 2/27/2034 (a)(d)	27,912	27,791
Toyota Auto Loan Extended Note Trust, Series 2023-1, Class A, 4.93% 6/25/2036 (a)(d)	39,268	40,208
Tricolor Auto Securitization Trust, Series 2025-1A, Class A, 4.94% 2/15/2029 (a)(d)(j)	15,077	9,028
Truist Bank Auto Credit-Linked Notes, Series 2025-1, Class B, 4.728% 9/26/2033 (a)(d)	24,986	25,040
United Auto Credit Securitization Trust, Series 2025-1, Class A, 4.80% 6/10/2027 (a)(d)	3,737	3,740
United Auto Credit Securitization Trust, Series 2025-1, Class B, 5.05% 2/10/2028 (a)(d)	12,573	12,597
United Auto Credit Securitization Trust, Series 2025-1, Class C, 5.15% 6/10/2030 (a)(d)	5,684	5,719
VStrong Auto Receivables Trust, Series 2024-A, Class A3, 5.62% 12/15/2028 (a)(d)	2,191	2,200
VStrong Auto Receivables Trust, Series 2024-A, Class B, 5.77% 7/15/2030 (a)(d)	3,075	3,124
Western Funding Auto Loan Trust, Series 2025-1, Class A, 4.75% 7/16/2035 (a)(d)	8,343	8,419
Western Funding Auto Loan Trust, Series 2025-1, Class B, 4.98% 9/17/2035 (a)(d)	4,486	4,533
Westlake Automobile Receivables Trust, Series 2022-1A, Class D, 3.49% 3/15/2027 (a)(d)	628	628
Westlake Automobile Receivables Trust, Series 2024-1, Class A3, 5.44% 5/17/2027 (a)(d)	1,068	1,069
Westlake Automobile Receivables Trust, Series 2024-3A, Class A2A, 4.82% 9/15/2027 (a)(d)	6,632	6,641
Westlake Automobile Receivables Trust, Series 2024-1, Class B, 5.55% 11/15/2027 (a)(d)	3,231	3,245
Westlake Automobile Receivables Trust, Series 2022-3, Class C, 6.44% 12/15/2027 (a)(d)	1,513	1,516
Westlake Automobile Receivables Trust, Series 2025-1A, Class A2A, 4.66% 1/18/2028 (a)(d)	656	657
Westlake Automobile Receivables Trust, Series 2025-P1, Class A2, 4.65% 2/15/2028 (a)(d)	1,756	1,762
Westlake Automobile Receivables Trust, Series 2024-3A, Class A3, 4.71% 4/17/2028 (a)(d)	11,517	11,556
Westlake Automobile Receivables Trust, Series 2025-1, Class A3, 4.75% 8/15/2028 (a)(d)	7,121	7,162
Westlake Automobile Receivables Trust, Series 2023-1, Class C, 5.74% 8/15/2028 (a)(d)	1,649	1,657
Westlake Automobile Receivables Trust, Series 2025-2A, Class A2A, 4.66% 9/15/2028 (a)(d)	10,519	10,554
Westlake Automobile Receivables Trust, Series 2023-3, Class B, 5.92% 9/15/2028 (a)(d)	10,731	10,756
Westlake Automobile Receivables Trust, Series 2023-3, Class C, 6.02% 9/15/2028 (a)(d)	15,698	15,868
Westlake Automobile Receivables Trust, Series 2023-1, Class D, 6.79% 11/15/2028 (a)(d)	4,024	4,117
Westlake Automobile Receivables Trust, Series 2024-1, Class C, 5.65% 2/15/2029 (a)(d)	8,365	8,462
Westlake Automobile Receivables Trust, Series 2023-3, Class D, 6.47% 3/15/2029 (a)(d)	8,740	8,942
Westlake Automobile Receivables Trust, Series 2025-3A, Class A3, 4.22% 6/15/2029 (a)(d)	10,694	10,735
Westlake Automobile Receivables Trust, Series 2024-1, Class D, 6.02% 10/15/2029 (a)(d)	31,056	31,857
Westlake Automobile Receivables Trust, Series 2024-3A, Class C, 4.92% 11/15/2029 (a)(d)	20,412	20,567
Westlake Automobile Receivables Trust, Series 2024-2, Class B, 5.62% 3/15/2030 (a)(d)	7,827	7,902
Westlake Automobile Receivables Trust, Series 2024-2, Class C, 5.68% 3/15/2030 (a)(d)	20,300	20,627
Westlake Automobile Receivables Trust, Series 2024-3A, Class D, 5.21% 4/15/2030 (a)(d)	31,100	31,506
Westlake Automobile Receivables Trust, Series 2024-2, Class D, 5.91% 4/15/2030 (a)(d)	7,064	7,218
Westlake Automobile Receivables Trust, Series 2025-1A, Class B, 4.98% 9/16/2030 (a)(d)	5,362	5,410
Westlake Automobile Receivables Trust, Series 2025-1A, Class C, 5.14% 10/15/2030 (a)(d)	1,754	1,773
Westlake Automobile Receivables Trust, Series 2025-1A, Class D, 5.54% 11/15/2030 (a)(d)	1,139	1,157
Westlake Automobile Receivables Trust, Series 2025-2A, Class B, 4.63% 1/15/2031 (a)(d)	9,014	9,069
Westlake Automobile Receivables Trust, Series 2025-2A, Class C, 4.85% 1/15/2031 (a)(d)	1,297	1,307
Westlake Automobile Receivables Trust, Series 2025-2A, Class D, 5.08% 5/15/2031 (a)(d)	10,000	10,087
Westlake Automobile Receivables Trust, Series 2025-3A, Class B, 4.28% 7/15/2031 (a)(d)	5,991	6,013

The Bond Fund of America	82

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
Auto loan (continued)
Westlake Automobile Receivables Trust, Series 2025-3A, Class C, 4.68% 7/15/2031 (a)(d)	USD5,793	$5,813
Westlake Flooring Master Trust, Series 2024-1, Class A, 5.43% 2/15/2028 (a)(d)	894	895
Wheels Fleet Lease Funding, LLC, Series 2024-1, Class A1, 5.49% 2/18/2039 (a)(d)	15,511	15,706
Wheels Fleet Lease Funding, LLC, Series 2024-2A, Class A1, 4.87% 6/21/2039 (a)(d)	27,403	27,681
Wheels Fleet Lease Funding, LLC, Series 2024-3A, Class A1, 4.80% 9/19/2039 (a)(d)	22,409	22,654
World Omni Auto Receivables Trust, Series 2023-C, Class A3, 5.15% 11/15/2028 (a)	1,217	1,225
World Omni Auto Receivables Trust, Series 2024-C, Class A3, 4.43% 12/17/2029 (a)	15,040	15,136
World OMNI Select Auto Trust, Series 2024-A, Class A2A, 5.37% 2/15/2028 (a)	557	558
		3,433,298

Other asset-backed securities 2.44%
ACHV ABS Trust, Series 2024-3AL, Class A, 5.01% 12/26/2031 (a)(d)	1,851	1,870
ACHV ABS Trust, Series 2024-3AL, Class B, 5.45% 12/26/2031 (a)(d)	1,289	1,304
ACHV ABS Trust, Series 2024-3AL, Class C, 5.68% 12/26/2031 (a)(d)	727	737
ACHV ABS Trust, Series 2025-1PL, Class A, 4.76% 4/26/2032 (a)(d)	657	660
ACHV ABS Trust, Series 2025-1PL, Class B, 5.04% 4/26/2032 (a)(d)	3,521	3,538
ACHV ABS Trust, Series 2025-1PL, Class C, 5.31% 4/26/2032 (a)(d)	6,254	6,283
Affirm Asset Securitization Trust, Series 2024-B, Class A, 4.62% 9/15/2029 (a)(d)	5,330	5,345
Affirm Asset Securitization Trust, Series 2025-X2, Class A, 4.45% 10/15/2030 (a)(d)	450	452
Affirm Asset Securitization Trust, Series 2025-X2, Class B, 4.56% 10/15/2030 (a)(d)	212	213
Affirm Asset Securitization Trust, Series 2025-X2, Class C, 4.93% 10/15/2030 (a)(d)	164	165
Affirm Master Trust, Series 2025-2A, Class A, 4.67% 7/15/2033 (a)(d)	18,767	18,904
Affirm Master Trust, Series 2025-3A, Class A, 4.45% 10/16/2034 (a)(d)	18,745	18,823
Affirm Master Trust, Series 2025-3A, Class B, 4.75% 10/16/2034 (a)(d)	2,380	2,379
Affirm Master Trust, Series 2025-3A, Class C, 4.89% 10/16/2034 (a)(d)	9,581	9,592
Affirm, Inc., Series 2024, Class 1A, 5.61% 2/15/2029 (a)(d)	6,723	6,734
Affirm, Inc., Series 2024-A, Class A, 5.61% 2/15/2029 (a)(d)	4,546	4,553
Affirm, Inc., Series 2024-X2, Class A, 5.22% 12/17/2029 (a)(d)	774	774
Ansley Park Capital, LLC, Series 2025-A, Class A2, 4.43% 4/20/2035 (a)(d)	20,396	20,466
Ansley Park Capital, LLC, Series 2025-A, Class B, 4.60% 4/20/2035 (a)(d)	1,725	1,733
Ansley Park Capital, LLC, Series 2025-A, Class C, 4.82% 4/20/2035 (a)(d)	287	289
APL Finance, LLC, Series 2025-1A, Class A, 4.81% 3/20/2036 (a)(d)	15,858	15,929
Apollo Aviation Securitization Equity Trust, Series 2025-3A, Class A, 5.243% 2/16/2050 (a)(d)	50,946	51,152
Apollo Aviation Securitization Equity Trust, Series 2025-2A, Class A, 5.522% 2/16/2050 (a)(d)	45,831	46,199
Apollo Aviation Securitization Equity Trust, Series 2025-1A, Class A, 5.943% 2/16/2050 (a)(d)	13,805	14,098
Auxilior Term Funding, LLC, Series 2024-1, Class A2, 5.84% 3/15/2027 (a)(d)	778	780
Auxilior Term Funding, LLC, Series 2024-1, Class A3, 5.49% 7/15/2031 (a)(d)	14,357	14,626
Auxilior Term Funding, LLC, Series 2024-1, Class C, 6.01% 7/15/2031 (a)(d)	1,197	1,227
AXIS Equipment Finance Receivables, LLC, Series 2022-2, Class A2, 5.30% 6/21/2028 (a)(d)	307	308
AXIS Equipment Finance Receivables, LLC, Series 2023-1, Class A2, 6.09% 12/20/2029 (a)(d)	1,346	1,357
AXIS Equipment Finance Receivables, LLC, Series 2024-2, Class A2, 5.19% 7/21/2031 (a)(d)	8,047	8,156
Bankers Healthcare Group Securitization Trust, Series 2021-A, Class A, 1.42% 11/17/2033 (a)(d)	137	136
Bankers Healthcare Group Securitization Trust, Series 2021-A, Class B, 2.79% 11/17/2033 (a)(d)	914	901
Bankers Healthcare Group Securitization Trust, Series 2021-B, Class B, 1.67% 10/17/2034 (a)(d)	649	643
Beacon Container Finance II, LLC, Series 2021-1A, Class A, 2.25% 10/22/2046 (a)(d)	2,384	2,233
Blackbird Capital II Aircraft Lease, Ltd. / Blackbird Capital II Aircraft Lease US, LLC, Series 2021-1, Class A, 2.443% 7/15/2046 (a)(d)	14,465	13,751
Blackbird Capital II Aircraft Lease, Ltd. / Blackbird Capital II Aircraft Lease US, LLC, Series 2021-1, Class B, 3.446% 7/15/2046 (a)(d)	1,837	1,767
Blue Owl Asset Leasing Trust, Series 2024-1A, Class A2, 5.05% 3/15/2029 (a)(d)	4,524	4,542
Blue Owl Asset Leasing Trust, Series 2024-1A, Class B, 5.41% 3/15/2030 (a)(d)	1,639	1,659
Blue Owl Asset Leasing Trust, Series 2024-1A, Class C, 6.38% 1/15/2031 (a)(d)	522	532
Business Jet Securities, LLC, Series 2024-2A, Class A, 5.364% 9/15/2039 (a)(d)	15,585	15,733
CAL Funding IV, Ltd., Series 2020-1A, Class A, 2.22% 9/25/2045 (a)(d)	368	354
Capteris Equipment Finance, Series 2024-1, Class A2, 5.58% 7/20/2032 (a)(d)	20,297	20,683
Castlelake Aircraft Securitization Trust, Series 2021-1, Class A, 2.868% 5/11/2037 (a)(d)	76,702	72,780
Castlelake Aircraft Securitization Trust, Series 2021-1, Class C, 3.464% 5/11/2037 (a)(d)	12,440	11,768
Castlelake Aircraft Securitization Trust, Series 2021-1, Class C, 6.171% 5/11/2037 (a)(d)	3,319	3,301
Castlelake Aircraft Securitization Trust, Series 2017-1R, Class A, 2.741% 8/15/2041 (a)(d)	254	253
Castlelake Aircraft Securitization Trust, Series 2025-1A, Class A, 5.783% 2/15/2050 (a)(d)	30,232	30,758
Castlelake Aircraft Securitization Trust, Series 2025-1A, Class B, 6.504% 2/15/2050 (a)(d)	13,872	14,069
Castlelake Aircraft Securitization Trust, Series 2025-3A, Class A, 5.087% 11/15/2050 (a)(d)	50,404	50,637
CCG Receivables Trust, Series 2023-2, Class A2, 6.28% 4/14/2032 (a)(d)	439	444
CCG Receivables Trust, Series 2025-1, Class B, 4.69% 10/14/2032 (a)(d)	900	912
CCG Receivables Trust, Series 2025-2, Class A2, 4.14% 8/15/2034 (a)(d)	24,274	24,334

83	The Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
Other asset-backed securities (continued)
CF Hippolyta, LLC, Series 2020-1, Class A1, 1.69% 7/15/2060 (a)(d)	USD88,509	$75,194
CF Hippolyta, LLC, Series 2020-1, Class A2, 1.99% 7/15/2060 (a)(d)	15,356	12,983
CF Hippolyta, LLC, Series 2020-1, Class B1, 2.28% 7/15/2060 (a)(d)	12,880	8,186
CF Hippolyta, LLC, Series 2020-1, Class B2, 2.60% 7/15/2060 (a)(d)	989	640
CF Hippolyta, LLC, Series 2021-1, Class A1, 1.53% 3/15/2061 (a)(d)	88,403	71,850
CF Hippolyta, LLC, Series 2021-1, Class B1, 1.98% 3/15/2061 (a)(d)	5,694	3,552
CF Hippolyta, LLC, Series 2022-1A, Class A1, 5.97% 8/15/2062 (a)(d)	97,933	96,708
CF Hippolyta, LLC, Series 2022-1A, Class A2, 6.11% 8/15/2062 (a)(d)	42,983	41,863
Clarus Capital Funding, LLC, Series 2024-1A, Class A2, 4.71% 8/20/2032 (a)(d)	4,675	4,693
Clarus Capital Funding, LLC, Series 2024-1A, Class B, 4.79% 8/20/2032 (a)(d)	2,324	2,336
CLI Funding IX, LLC, Series 2024-1A, Class C, 6.00% 7/20/2049 (a)(d)	2,607	2,619
CLI Funding V, LLC, Series 2020-2A, Class B, 3.56% 9/15/2045 (a)(d)	310	297
CLI Funding VI, LLC, Series 2020-2A, Class A, 2.03% 9/15/2045 (a)(d)	4,885	4,617
CLI Funding VI, LLC, Series 2020-1A, Class A, 2.08% 9/18/2045 (a)(d)	2,260	2,135
CLI Funding VI, LLC, Series 2020-1A, Class B, 3.62% 9/18/2045 (a)(d)	583	560
CLI Funding VI, LLC, Series 2020-3A, Class A, 2.07% 10/18/2045 (a)(d)	3,400	3,218
CLI Funding VIII, LLC, Series 2021-1A, Class A, 1.64% 2/18/2046 (a)(d)	6,711	6,256
CLI Funding VIII, LLC, Series 2021-1A, Class A, 2.38% 2/18/2046 (a)(d)	722	672
CNH Equipment Trust, Series 2024-B, Class A2A, 5.42% 10/15/2027 (a)	133	133
CNH Equipment Trust, Series 2024-A, Class A3, 4.77% 6/15/2029 (a)	1,468	1,481
CNH Equipment Trust, Series 2024-B, Class A3, 5.19% 9/17/2029 (a)	5,727	5,818
CNH Equipment Trust, Series 2025-A, Class A3, 4.36% 8/15/2030 (a)	1,680	1,699
Commercial Equipment Finance, Series 2025-1A, Class A, 4.83% 5/15/2031 (a)(d)	1,658	1,666
Crockett Partners Equipment Co. II, LLC, Series 2024-1C, Class A, 6.05% 1/20/2031 (a)(d)	21,376	21,776
Crossroads Asset Trust, Series 2024-A, Class A2, 5.90% 8/20/2030 (a)(d)	6,147	6,214
CWHEQ Revolving Home Equity Loan Trust, Series 2005-C, Class 2A, FSA insured, (1-month USD CME Term SOFR + 0.294%) 4.045% 7/15/2035 (a)(c)	352	335
CWHEQ Revolving Home Equity Loan Trust, Series 2006-I, Class 2A, FSA insured, (1-month USD CME Term SOFR + 0.254%) 4.005% 1/15/2037 (a)(c)	691	668
CWHEQ Revolving Home Equity Loan Trust, Series 2007-B, Class A, FSA insured, (1-month USD CME Term SOFR + 0.264%) 4.015% 2/15/2037 (a)(c)	984	938
Daimler Trucks Retail Trust, Series 2024-1, Class A3, 5.49% 12/15/2027 (a)	672	677
Daimler Trucks Retail Trust, Series 2024-1, Class A4, 5.56% 7/15/2031 (a)	3,048	3,105
Dell Equipment Finance Trust, Series 2023-3, Class A3, 5.93% 4/23/2029 (a)(d)	3,102	3,119
Dell Equipment Finance Trust, Series 2024-2, Class A3, 4.59% 8/22/2030 (a)(d)	7,522	7,581
Dell Equipment Finance Trust, Series 2024-2, Class B, 4.82% 8/22/2030 (a)(d)	1,083	1,094
Dext ABS, Series 2023-1, Class A2, 5.99% 3/15/2032 (a)(d)	2,601	2,616
Dext ABS, LLC, Series 2025-2, Class A2, 4.10% 4/17/2028 (a)(d)	3,198	3,200
Dext ABS, LLC, Series 2025-1, Class A3, 4.77% 8/15/2035 (a)(d)	20,109	20,345
Dext ABS, LLC, Series 2025-2, Class A3, 4.23% 4/15/2036 (a)(d)	4,676	4,683
DLLAD, LLC, Series 2024-1, Class A2, 5.50% 8/20/2027 (a)(d)	2,966	2,980
DLLAD, LLC, Series 2024-1, Class A3, 5.30% 7/20/2029 (a)(d)	22,017	22,493
DLLAD, LLC, Series 2025-1A, Class A3, 4.42% 9/20/2030 (a)(d)	3,145	3,180
DLLAD, LLC, Series 2024-1, Class A4, 5.38% 9/22/2031 (a)(d)	2,412	2,504
DLLMT, LLC, Series 2024-1A, Class A4, 4.98% 4/20/2032 (a)(d)	4,920	5,018
EDvestinU Private Education Loan, LLC, Series 2021-A, Class A, 1.80% 11/25/2045 (a)(d)	662	622
EquipmentShare, Series 2024-2M, Class A, 5.70% 12/20/2032 (a)(d)	38,930	39,537
EquipmentShare, Series 2024-2M, Class B, 6.43% 12/20/2032 (a)(d)	2,374	2,388
EquipmentShare, Series 2025-1M, Class A, 5.48% 9/26/2033 (a)(d)	17,436	17,568
GCI Funding I, LLC, Series 2020-1, Class A, 2.82% 10/18/2045 (a)(d)	913	877
GCI Funding I, LLC, Series 2020-1, Class B, 3.81% 10/18/2045 (a)(d)	464	444
GCI Funding I, LLC, Series 2021-1, Class A, 2.38% 6/18/2046 (a)(d)	4,893	4,600
GCI Funding I, LLC, Series 2021-1, Class B, 3.04% 6/18/2046 (a)(d)	165	151
GGAM Master Trust International, Ltd., Series 2025-1A, Class A, 5.923% 9/30/2060 (a)(d)	19,184	19,350
Global SC Finance SRL, Series 2025-1H, Class A, 6.169% 9/20/2045 (a)(d)	39,760	39,866
Global SC Finance V SRL, Series 2019-1A, Class B, 4.81% 8/17/2039 (a)(d)	4,473	4,392
Global SC Finance V SRL, Series 2020-1A, Class B, 3.55% 10/17/2040 (a)(d)	658	636
Global SC Finance VII SRL, Series 2020-2A, Class A, 2.26% 11/19/2040 (a)(d)	1,466	1,410
Global SC Finance VII SRL, Series 2021-1A, Class A, 1.86% 4/17/2041 (a)(d)	33,712	31,572
Global SC Finance VII SRL, Series 2021-2A, Class A, 1.95% 8/17/2041 (a)(d)	23,834	22,465
Global SC Finance VII SRL, Series 2021-2A, Class B, 2.49% 8/17/2041 (a)(d)	1,929	1,802
GreatAmerica Leasing Receivables Funding, LLC, Series 2024-2, Class A2, 5.28% 3/15/2027 (a)(d)	550	552
GreatAmerica Leasing Receivables Funding, LLC, Series 2023-1, Class A3, 5.15% 7/15/2027 (a)(d)	1,055	1,061
GreatAmerica Leasing Receivables Funding, LLC, Series 2025-1, Class A2, 4.52% 10/15/2027 (a)(d)	3,397	3,409
GreatAmerica Leasing Receivables Funding, LLC, Series 2025-1, Class A3, 4.49% 4/16/2029 (a)(d)	2,407	2,438
GreatAmerica Leasing Receivables Funding, LLC, Series 2022-1, Class A4, 5.35% 7/16/2029 (a)(d)	12,551	12,650

The Bond Fund of America	84

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
Other asset-backed securities (continued)
GreatAmerica Leasing Receivables Funding, LLC, Series 2025-2, Class B, 4.50% 9/15/2032 (a)(d)	USD1,420	$1,434
Henderson Receivables, LLC, Series 2006-3A, Class A1, (1-month USD CME Term SOFR + 0.314%) 4.065% 9/15/2041 (a)(c)(d)	129	128
Horizon Aircraft Finance, Series 2024-1, Class A, 5.375% 9/15/2049 (a)(d)	23,410	23,696
HPEFS Equipment Trust, Series 2024-2, Class B, 5.35% 10/20/2031 (a)(d)	2,717	2,748
HPEFS Equipment Trust, Series 2024-2, Class A3, 5.36% 10/20/2031 (a)(d)	7,982	8,029
HPEFS Equipment Trust, Series 2025-1A, Class A3, 4.43% 9/20/2032 (a)(d)	1,322	1,332
HPEFS Equipment Trust, Series 2025-2A, Class A3, 4.03% 11/22/2032 (a)(d)	8,535	8,556
HPEFS Equipment Trust, Series 2025-2A, Class B, 4.21% 11/22/2032 (a)(d)	2,448	2,451
HPEFS Equipment Trust, Series 2025-2A, Class C, 4.41% 11/22/2032 (a)(d)	4,234	4,239
John Deere Owner Trust, Series 2024-B, Class A3, 5.20% 3/15/2029 (a)	6,126	6,216
Kubota Credit Owner Trust, Series 2024-2, Class A2, 5.45% 4/15/2027 (a)(d)	3,372	3,383
M&T Equipment Notes, Series 2025-1A, Class A3, 4.78% 9/17/2029 (a)(d)	3,000	3,040
M&T Equipment Notes, Series 2023-1, Class A3, 5.74% 7/15/2030 (a)(d)	1,538	1,547
M&T Equipment Notes, Series 2024-1, Class A3, 4.76% 8/18/2031 (a)(d)	1,884	1,909
Merchants Fleet Funding, LLC, Series 2023-1, Class A, 7.21% 5/20/2036 (a)(d)	3,165	3,179
Merchants Fleet Funding, LLC, Series 2024-1, Class A, 5.82% 4/20/2037 (a)(d)	11,365	11,440
Mercury Financial Credit Card Master Trust, Series 2024-2A, Class A, 6.56% 7/20/2029 (a)(d)	6,712	6,750
MMAF Equipment Finance, LLC, Series 2020-A, Class A3, 0.97% 4/9/2027 (a)(d)	1,274	1,266
MMP Capital, Series 2025-A, Class A, 5.36% 12/15/2031 (a)(d)	1,025	1,034
Navigator Aircraft ABS, Ltd., Series 2021-1, Class A, 2.771% 11/15/2046 (a)(d)	17,309	16,552
New Economy Assets Phase 1 Issuer, LLC, Series 2021-1, Class A1, 1.91% 10/20/2061 (a)(d)	357,770	299,726
New Economy Assets Phase 1 Issuer, LLC, Series 2021-1, Class B1, 2.41% 10/20/2061 (a)(d)	5,195	3,265
NMEF Funding, LLC, Series 2024-A, Class A2, 5.15% 12/15/2031 (a)(d)	8,128	8,181
NMEF Funding, LLC, Series 2025-A, Class A2, 4.72% 7/15/2032 (a)(d)	5,964	5,988
NMEF Funding, LLC, Series 2025-B, Class A2, 4.64% 1/18/2033 (a)(d)	8,574	8,611
NMEF Funding, LLC, Series 2025-B, Class B, 4.73% 1/18/2033 (a)(d)	1,589	1,602
OnDeck Asset Securitization Trust, LLC, Series 2024-1, Class A, 6.27% 6/17/2031 (a)(d)	11,946	12,105
OnDeck Asset Securitization Trust, LLC, Series 2024-1, Class B, 7.15% 6/17/2031 (a)(d)	2,366	2,403
OnDeck Asset Securitization Trust, LLC, Series 2024-2A, Class A, 4.98% 10/17/2031 (a)(d)	12,728	12,793
OnDeck Asset Securitization Trust, LLC, Series 2024-2A, Class B, 5.42% 10/17/2031 (a)(d)	3,931	3,945
OnDeck Asset Securitization Trust, LLC, Series 2024-2A, Class C, 7.03% 10/17/2031 (a)(d)	146	148
OnDeck Asset Securitization Trust, LLC, Series 2025-1A, Class A, 5.08% 4/19/2032 (a)(d)	17,015	17,156
OnDeck Asset Securitization Trust, LLC, Series 2025-1A, Class B, 5.52% 4/19/2032 (a)(d)	5,040	5,076
OnDeck Asset Securitization Trust, LLC, Series 2025-2A, Class A, 4.84% 11/17/2032 (a)(d)	1,659	1,668
OnDeck Asset Securitization Trust, LLC, Series 2025-2A, Class B, 5.23% 11/17/2032 (a)(d)	2,414	2,424
Oportun Funding, LLC, Series 2021-B, Class A, 1.47% 5/8/2031 (a)(d)	2,125	2,086
Pagaya AI Debt Selection Trust, Series 2025-R3, Class A, 4.841% 1/18/2033 (a)(d)	13,334	13,351
Pagaya AI Debt Selection Trust, Series 2025-R3, Class B, 5.088% 1/18/2033 (a)(d)	9,579	9,595
PEAC Solutions Receivables, LLC, Series 2024-2A, Class A2, 4.74% 4/20/2027 (a)(d)	2,676	2,682
PEAC Solutions Receivables, LLC, Series 2024-1A, Class A2, 5.79% 6/21/2027 (a)(d)	10,149	10,231
PEAC Solutions Receivables, LLC, Series 2025-1A, Class A2, 4.94% 10/20/2028 (a)(d)	4,348	4,377
PEAC Solutions Receivables, LLC, Series 2024-1A, Class B, 5.79% 11/20/2030 (a)(d)	2,728	2,805
PEAC Solutions Receivables, LLC, Series 2024-2A, Class A3, 4.65% 10/20/2031 (a)(d)	5,839	5,877
PEAC Solutions Receivables, LLC, Series 2024-2A, Class B, 4.83% 10/20/2031 (a)(d)	2,847	2,868
PFS Financing Corp., Series 2024-A, Class A, (30-day Average USD-SOFR + 0.85%) 4.60% 1/15/2028 (a)(c)(d)	14,516	14,519
PFS Financing Corp., Series 2023-A, Class A, 5.80% 3/15/2028 (a)(d)	12,000	12,042
PFS Financing Corp., Series 2024-C, Class A, (30-day Average USD-SOFR + 0.80%) 4.784% 4/15/2028 (a)(c)(d)	10,000	10,008
PFS Financing Corp., Series 2023-B, Class A, 5.27% 5/15/2028 (a)(d)	26,701	26,827
PFS Financing Corp., Series 2024-D, Class A, 5.34% 4/15/2029 (a)(d)	11,858	12,071
PG&E Recovery Funding, LLC, Series 2024-A, Class A1, 4.838% 6/1/2033 (a)	11,083	11,281
PK ALIFT Loan Funding, Series 2024-2, Class B, 5.142% 10/15/2039 (a)(d)	6,291	6,309
PK ALIFT Loan Funding, Series 2025-2, Class A, 4.75% 3/15/2043 (a)(d)	10,722	10,760
PK ALIFT Loan Funding 3, LP, Series 2024-1, Class AF, (1-month USD CME Term SOFR + 1.70%) 5.45% 9/15/2039 (a)(c)(d)	2,661	2,691
PK ALIFT Loan Funding 3, LP, Series 2024-1, Class A1, 5.842% 9/15/2039 (a)(d)	9,167	9,380
PK ALIFT Loan Funding 4, LP, Series 2024-2, Class A, 5.052% 10/15/2039 (a)(d)	17,840	17,920
Post Road Equipment Finance, Series 2024-1, Class A2, 5.59% 11/15/2029 (a)(d)	2,848	2,861
Post Road Equipment Finance, Series 2025-1A, Class A2, 4.90% 5/15/2031 (a)(d)	3,214	3,241
Post Road Equipment Finance, Series 2025-1A, Class B, 5.04% 5/15/2031 (a)(d)	725	737
Post Road Equipment Finance, Series 2025-1A, Class C, 5.13% 5/15/2031 (a)(d)	1,725	1,755
Reach Financial, LLC, Series 2024-2, Class B, 5.84% 7/15/2031 (a)(d)	9,090	9,226
Reach Financial, LLC, Series 2024-2, Class A, 5.88% 7/15/2031 (a)(d)	1,694	1,701
SCF Equipment Leasing, LLC, Series 2024-1A, Class A2, 5.88% 11/20/2029 (a)(d)	1,930	1,939
SCF Equipment Leasing, LLC, Series 2024-1A, Class A3, 5.52% 1/20/2032 (a)(d)	1,439	1,468
SCF Equipment Leasing, LLC, Series 2024-1, Class B, 5.56% 4/20/2032 (a)(d)	4,000	4,129

85	The Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
Other asset-backed securities (continued)
SCF Equipment Leasing, LLC, Series 2024-1A, Class C, 5.82% 9/20/2032 (a)(d)	USD1,625	$1,681
SCF Equipment Trust, LLC, Series 2025-1A, Class A2, 4.82% 7/22/2030 (a)(d)	2,968	2,979
SCF Equipment Trust, LLC, Series 2025-1A, Class A3, 5.11% 11/21/2033 (a)(d)	1,526	1,560
SCF Equipment Trust, LLC, Series 2025-1A, Class B, 5.23% 9/20/2034 (a)(d)	4,119	4,240
SCF Equipment Trust, LLC, Series 2025-1A, Class C, 5.37% 9/20/2034 (a)(d)	2,361	2,420
SCF Equipment Trust, LLC, Series 2025-1A, Class D, 5.88% 11/20/2035 (a)(d)	1,386	1,436
SCF Equipment Trust, LLC, Series 2025-2A, Class D, 5.33% 6/20/2036 (a)(d)	269	271
SLAM, Ltd., Series 2021-1, Class A, 2.434% 6/15/2046 (a)(d)	12,897	12,324
SLAM, Ltd., Series 2021-1, Class B, 3.422% 6/15/2046 (a)(d)	2,374	2,276
SLAM, Ltd., Series 2024-1A, Class A, 5.335% 9/15/2049 (a)(d)	21,171	21,487
SOLRR Aircraft Aviation Holding, Ltd., Series 2021-1, Class A, 2.636% 10/15/2046 (a)(d)	9,759	9,321
SPRITE, Ltd., Series 2021-1, Class A, 3.75% 11/15/2046 (a)(d)	6,760	6,619
Stellar Jay Ireland DAC, Series 2021-1, Class A, 3.967% 10/15/2041 (a)(d)	660	651
Stonepeak Infrastructure Partners, Series 2021-1A, Class AA, 2.301% 2/28/2033 (a)(d)	2,053	2,005
Stonepeak Infrastructure Partners, Series 2021-1A, Class A, 2.675% 2/28/2033 (a)(d)	2,797	2,729
Subway Funding, LLC, Series 2024-3, Class A2I, 5.246% 7/30/2054 (a)(d)	4,064	4,057
Subway Funding, LLC, Series 2024-3A, Class A2II, 5.566% 7/30/2054 (a)(d)	2,399	2,384
Subway Funding, LLC, Series 2024-1, Class A2I, 6.028% 7/30/2054 (a)(d)	44,240	44,886
Subway Funding, LLC, Series 2024-1, Class A2II, 6.268% 7/30/2054 (a)(d)	50,675	51,810
SuttonPark Structured Settlements, Series 2021-1, Class A, 1.95% 9/15/2075 (a)(d)	4,574	4,469
Synchrony Card Issuance Trust, Series 2023-A, Class A, 5.54% 7/15/2029 (a)	26,177	26,402
Synchrony Card Issuance Trust, Series 2025-A1, Class A, 4.78% 2/15/2031 (a)	8,800	8,957
Synchrony Card Issuance Trust, Series 2025-A2, Class A, 4.49% 5/15/2031 (a)	25,857	26,252
Synchrony Card Issuance Trust, Series 2025-A3, Class A, 4.06% 11/15/2031 (a)	16,833	16,925
TAL Advantage V, LLC, Series 2020-1A, Class A, 2.05% 9/20/2045 (a)(d)	13,103	12,557
Textainer Marine Containers, Ltd., Series 2020-1A, Class A, 2.73% 8/21/2045 (a)(d)	7,412	7,189
Textainer Marine Containers, Ltd., Series 2020-1A, Class B, 4.94% 8/21/2045 (a)(d)	2,981	2,960
Textainer Marine Containers, Ltd., Series 2020-2A, Class A, 2.10% 9/20/2045 (a)(d)	12,769	12,138
Textainer Marine Containers, Ltd., Series 2020-3, Class A, 2.11% 9/20/2045 (a)(d)	5,361	5,135
Textainer Marine Containers, Ltd., Series 2021-1, Class A, 1.68% 2/20/2046 (a)(d)	613	578
Textainer Marine Containers, Ltd., Series 2021-2A, Class A, 2.23% 4/20/2046 (a)(d)	21,445	20,338
Textainer Marine Containers, Ltd., Series 2025-1H, Class A, 6.43% 7/23/2050 (a)(d)	21,603	21,733
TIF Funding II, LLC, Series 2020-1A, Class B, 3.82% 8/20/2045 (a)(d)	1,070	1,040
TIF Funding II, LLC, Series 2021-1A, Class A, 1.65% 2/20/2046 (a)(d)	4,165	3,823
TIF Funding II, LLC, Series 2024-1, Class C, 6.31% 4/20/2049 (a)(d)	610	617
Trinity Rail Leasing, LP, Series 2020-2A, Class A2, 2.56% 11/19/2050 (a)(d)	4,749	4,564
Triton Container Finance VIII, LLC, Series 2020-1, Class A, 2.11% 9/20/2045 (a)(d)	10,458	9,882
Triton Container Finance VIII, LLC, Series 2021-1, Class A, 1.86% 3/20/2046 (a)(d)	9,445	8,793
Triton Container Finance VIII, LLC, Series 2021-1A, Class B, 2.58% 3/20/2046 (a)(d)	688	637
U.S. Bank National Association, Series 2025-SUP1, Class B, 5.582% 2/25/2032 (a)(d)	5,875	5,906
U.S. Bank National Association, Series 2025-SUP2, Class B1, 4.818% 9/25/2032 (a)(d)	18,046	18,156
Upstart Securitization Trust, Series 2025-4, Class B, 5.20% 11/20/2035 (a)(d)	12,937	12,977
Verdant Receivables, LLC, Series 2025-1A, Class A2, 4.85% 3/13/2028 (a)(d)	7,381	7,418
Verdant Receivables, LLC, Series 2024-1, Class A2, 5.68% 12/12/2031 (a)(d)	2,735	2,791
Verdant Receivables, LLC, Series 2024-1, Class B, 5.72% 12/12/2031 (a)(d)	2,400	2,476
Verdant Receivables, LLC, Series 2024-1, Class C, 6.25% 12/12/2031 (a)(d)	205	213
Verdant Receivables, LLC, Series 2025-1A, Class A3, 4.96% 5/12/2033 (a)(d)	1,873	1,910
Verizon Master Trust, Series 2025-7, Class A1A, 3.96% 8/20/2031 (a)	43,985	44,135
Verizon Master Trust, Series 2025-4, Class A, 4.76% 3/21/2033 (a)(d)	15,536	15,934
VFI ABS, LLC, Series 2025-1A, Class A, 4.78% 6/24/2030 (a)(d)	341	343
Volvo Financial Equipment, LLC, Series 2025-1A, Class A2, 4.41% 11/15/2027 (a)(d)	9,325	9,346
Volvo Financial Equipment, LLC, Series 2024-1A, Class A3, 4.29% 10/16/2028 (a)(d)	2,414	2,425
Wingspire Equipment Finance, LLC, Series 2024-1A, Class A2, 4.99% 9/20/2032 (a)(d)	2,752	2,769
Wingspire Equipment Finance, LLC, Series 2024-1A, Class C, 5.28% 9/20/2032 (a)(d)	721	730
Wingspire Equipment Finance, LLC, Series 2025-1A, Class A2, 4.33% 9/20/2033 (a)(d)	1,315	1,318
Wingspire Equipment Finance, LLC, Series 2025-1A, Class B, 4.57% 9/20/2033 (a)(d)	701	704
Wingspire Equipment Finance, LLC, Series 2025-1A, Class C, 4.76% 9/20/2033 (a)(d)	107	107
Wingspire Equipment Finance, LLC, Series 2025-1A, Class D, 5.45% 9/20/2033 (a)(d)	320	323
		2,409,191

Collateralized loan obligations 0.74%
Allegro CLO, Ltd., Series 2019-1, Class ARR, (3-month USD CME Term SOFR + 1.13%) 5.014% 4/20/2032 (a)(c)(d)	8,290	8,295
Apex Credit CLO, LLC, Series 2021-2A, Class A2R, (3-month USD CME Term SOFR + 1.85%) 5.734% 10/20/2034 (a)(c)(d)	1,842	1,844
Apidos CLO, Ltd., Series 2019-32A, Class A1R, (3-month USD CME Term SOFR + 1.10%) 4.984% 1/20/2033 (a)(c)(d)	22,281	22,297

The Bond Fund of America	86

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
Collateralized loan obligations (continued)
ARES CLO, Ltd., Series 2021-62A, Class BR, (3-month USD CME Term SOFR + 1.50%) 5.358% 1/25/2034 (a)(c)(d)	USD3,000	$3,003
ARES CLO, Ltd., Series 2021-62A, Class CR, (3-month USD CME Term SOFR + 1.90%) 5.758% 1/25/2034 (a)(c)(d)	6,000	6,029
ARES CLO, Ltd., Series 2013-2A, Class CR3, (3-month USD CME Term SOFR + 1.85%) 5.709% 10/28/2034 (a)(c)(d)	4,174	4,177
ARES CLO, Ltd., Series 2019-53A, Class CR2, (3-month USD CME Term SOFR + 1.80%) 5.566% 10/24/2036 (a)(c)(d)	5,011	5,017
ARES CLO, Ltd., Series 2019-53A, Class D1R2, (3-month USD CME Term SOFR + 2.45%) 6.216% 10/24/2036 (a)(c)(d)	2,715	2,719
Atlas Senior Loan Fund, Ltd., CLO, Series 2021-16A, Class C1R, (3-month USD CME Term SOFR + 1.90%) 5.784% 1/20/2034 (a)(c)(d)	4,852	4,852
Atlas Static Senior Loan Fund, Ltd., Series 2022-1, Class DR, (3-month USD CME Term SOFR + 5.00%) 8.905% 7/15/2030 (a)(c)(d)	2,000	2,007
Babson CLO, Ltd., Series 2021-2A, Class A1R, (3-month USD CME Term SOFR + 1.07%) 4.975% 7/15/2034 (a)(c)(d)	23,348	23,355
Bardin Hill CLO, Ltd., Series 2021-2, Class C, (3-month USD CME Term SOFR + 2.702%) 6.56% 10/25/2034 (a)(c)(d)	1,240	1,242
Barings Middle Market CLO, Ltd., Series 2021-I, Class A1, (3-month USD CME Term SOFR + 0.262%) + 1.55%) 5.696% 7/20/2033 (a)(c)(d)	842	843
Battalion CLO, Ltd., Series 2018-12A, Class ARR, (3-month USD CME Term SOFR + 0.93%) 4.782% 5/17/2031 (a)(c)(d)	14,891	14,902
Battalion CLO, Ltd., Series 2018-12A, Class BRR, (3-month USD CME Term SOFR + 1.20%) 5.052% 5/17/2031 (a)(c)(d)	15,875	15,817
Battalion CLO, Ltd., Series 2024-25, Class C, (3-month USD CME Term SOFR + 2.50%) 6.384% 3/13/2037 (a)(c)(d)	2,400	2,407
Black Diamond CLO, Ltd., Series 2016-1X, Class A1AR, (3-month USD CME Term SOFR + 1.292%) 5.15% 4/26/2031 (a)(c)(k)	3,064	3,067
Blackrock CLO, Series 2025-2A, Class A, (3-month USD CME Term SOFR + 1.27%) 5.047% 11/21/2033 (a)(c)(d)	25,866	25,885
Blackrock Elbert CLO V, LLC, Series 5, Class AR, (3-month USD CME Term SOFR + 1.85%) 5.573% 6/15/2034 (a)(c)(d)	2,346	2,351
Bluemountain CLO, Ltd., Series 2021-31A, Class A1R, (3-month USD CME Term SOFR + 1.10%) 5.246% 4/19/2034 (a)(c)(d)	17,239	17,218
Bluemountain CLO, Ltd., Series 2021-31A, Class CR, (3-month USD CME Term SOFR + 1.85%) 5.996% 4/19/2034 (a)(c)(d)	5,917	5,921
Canyon Capital CLO, Ltd., Series 2021-1A, Class AR, (3-month USD CME Term SOFR + 1.05%) 4.955% 4/15/2034 (a)(c)(d)	25,050	25,069
Canyon Capital CLO, Ltd., Series 2021-1A, Class BR, (3-month USD CME Term SOFR + 1.55%) 5.455% 4/15/2034 (a)(c)(d)	3,000	3,003
Canyon Capital CLO, Ltd., Series 2021-1A, Class CR, (3-month USD CME Term SOFR + 1.75%) 5.655% 4/15/2034 (a)(c)(d)	3,500	3,506
Canyon Capital CLO, Ltd., Series 2021-1A, Class DR, (3-month USD CME Term SOFR + 2.90%) 6.805% 4/15/2034 (a)(c)(d)	3,000	2,985
Canyon Capital CLO, Ltd., Series 2021-2, Class D, (3-month USD CME Term SOFR + 3.612%) 7.516% 4/15/2034 (a)(c)(d)	577	578
Cedar Funding, Ltd., Series 2016-6A, Class BR3, (3-month USD CME Term SOFR + 1.55%) 5.434% 4/20/2034 (a)(c)(d)	3,000	3,002
Cedar Funding, Ltd., Series 2016-6A, Class CR3, (3-month USD CME Term SOFR + 1.80%) 5.684% 4/20/2034 (a)(c)(d)	5,000	5,008
Cerberus Onshore CLO, LLC, Series 2025-4A, Class A, (3-month USD CME Term SOFR + 1.48%) 5.163% 1/15/2038 (a)(c)(d)	6,000	6,006
Dryden Senior Loan Fund, Series 2022-113A, Class BR3, (3-month USD CME Term SOFR + 1.45%) 5.355% 10/15/2037 (a)(c)(d)	2,500	2,504
Dryden Senior Loan Fund, Series 2022-113A, Class CR3 (3-month USD CME Term SOFR + 1.60%) 5.505% 10/15/2037 (a)(c)(d)	2,800	2,805
Dryden Senior Loan Fund, CLO, Series 2016-45A, Class A1RR, (3-month USD CME Term SOFR + 1.08%) 4.985% 10/15/2030 (a)(c)(d)	5,846	5,849
Dryden Senior Loan Fund, CLO, Series 2015-41, Class AR, (3-month USD CME Term SOFR + 1.232%) 5.136% 4/15/2031 (a)(c)(d)	1,621	1,621
Elmwood CLO 15, Ltd., 6.757% 4/22/2035 (3-month CME Term SOFR + 2.90%) (a)(c)(d)	5,600	5,568
Flatiron CLO, Ltd., Series 2024-1A, Class A1R, (3-month USD CME Term SOFR + 1.08%) 4.985% 7/15/2036 (a)(c)(d)	9,846	9,864
Fortress Credit BSL, Ltd., CLO, Series 2019-1A, Class CR, (3-month USD CME Term SOFR + 2.10%) 5.96% 7/23/2032 (a)(c)(d)	4,250	4,257
Fortress Credit BSL, Ltd., CLO, Series 2019-2A, Class CR, (3-month USD CME Term SOFR + 2.00%) 5.884% 10/20/2032 (a)(c)(d)	3,500	3,503
Fortress Credit BSL, Ltd., CLO, Series 2020-1A, Class BR, (3-month USD CME Term SOFR + 1.70%) 5.628% 10/20/2033 (a)(c)(d)	2,585	2,587
Fortress Credit BSL, Ltd., CLO, Series 2020-1A, Class CR, (3-month USD CME Term SOFR + 2.05%) 5.978% 10/20/2033 (a)(c)(d)	4,950	4,955
Fortress Credit BSL, Ltd., CLO, Series 2022-3A, Class BR, (3-month USD CME Term SOFR + 1.85%) 5.734% 10/20/2035 (a)(c)(d)	2,000	2,001
Fortress Credit BSL, Ltd., CLO, Series 2019-2A, Class A1AR, (3-month USD CME Term SOFR + 1.05%) 4.934% 10/20/2032 (a)(c)(d)	5,177	5,176

87	The Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
Collateralized loan obligations (continued)
Fortress Credit BSL, Ltd., CLO, Series 2019-2A, Class DR, (3-month USD CME Term SOFR + 2.85%) 6.734% 10/20/2032 (a)(c)(d)	USD2,470	$2,469
Fortress Credit BSL, Ltd., CLO, Series 2022-2, Class AR, (3-month USD CME Term SOFR + 1.40%) 5.284% 10/18/2033 (a)(c)(d)	7,874	7,877
Fortress Credit BSL, Ltd., CLO, Series 2022-2, Class CR, (3-month USD CME Term SOFR + 2.60%) 6.484% 10/18/2033 (a)(c)(d)	6,000	6,009
Fortress Credit BSL, Ltd., CLO, Series 2023-1A, Class BR, (3-month USD CME Term SOFR + 1.85%) 5.71% 4/23/2036 (a)(c)(d)	2,488	2,494
Fortress Credit Opportunities CLO, LLC, Series 2025-37A, Class B, (3-month USD CME Term SOFR + 2.60%) 6.874% 7/20/2033 (a)(c)(d)	6,000	6,011
GoldenTree Loan Management US CLO 18, Ltd., Series 2023-18A, Class CR, (3-month USD CME Term SOFR + 1.70%) 5.503% 1/20/2037 (a)(c)(d)	2,588	2,591
GoldenTree Loan Management US CLO 18, Ltd., Series 2023-18A, Class DR, (3-month USD CME Term SOFR + 2.55%) 6.353% 1/20/2037 (a)(c)(d)	4,224	4,231
Golub Capital Partners CLO, Ltd., Series 2016-31A, Class A1RR, (3-month USD CME Term SOFR + 1.60%) 5.501% 11/5/2037 (a)(c)(d)	5,000	5,012
Golub Capital Partners Static, Ltd., CLO, Series 2024-1, Class AR, (3-month USD CME Term SOFR + 1.12%) 5.446% 7/20/2035 (a)(c)(d)	16,863	16,864
Golub Capital Partners Static, Ltd., CLO, Series 2024-1, Class CR, (3-month USD CME Term SOFR + 1.65%) 5.976% 7/20/2035 (a)(c)(d)	9,437	9,438
Golub Capital Private Credit Fund CLO, Series 2025-BSL1A, Class C, (3-month USD CME Term SOFR + 1.70%) 5.401% 1/20/2034 (a)(c)(d)	1,808	1,809
Greywolf CLO, Ltd., Series 2013-1A, Class B1RR, ((3-month USD CME Term SOFR + 2.60%) + 2.30%) 6.466% 4/15/2034 (a)(c)(d)	500	501
Jamestown CLO, Ltd., Series 2021-16A, Class CR, (3-month USD CME Term SOFR + 1.95%) 5.808% 7/25/2034 (a)(c)(d)	2,960	2,961
KKR Financial CLO, Ltd., Series 11, Class AR, (3-month USD CME Term SOFR + 1.442%) 5.346% 1/15/2031 (a)(c)(d)	3,468	3,470
LCM, LP, CLO, Series 2027, Class A1, (3-month USD CME Term SOFR + 1.342%) 5.235% 7/16/2031 (a)(c)(d)	86	86
Madison Park Funding, Ltd., CLO, Series 2021-50A, Class A, (3-month USD CME Term SOFR + 1.402%) 5.286% 4/19/2034 (a)(c)(d)	250	250
Magnetite CLO, Ltd., Series 2019-22, Class ARR, (3-month USD CME Term SOFR + 1.25%) 5.155% 7/15/2036 (a)(c)(d)	24,476	24,487
Marble Point CLO, Ltd., Series 2019-1A, Class A1R2, (3-month USD CME Term SOFR + 1.04%) 4.90% 7/23/2032 (a)(c)(d)	27,687	27,698
Monroe Capital MML CLO XI, Ltd., Series 2021-2, Class A1, (3-month USD CME Term SOFR + 1.762%) 5.485% 9/14/2033 (a)(c)(d)	3,109	3,120
Newark BSL CLO 2, Ltd., Series 2017-1A, Class A1R, (3-month USD CME Term SOFR + 1.232%) 5.09% 7/25/2030 (a)(c)(d)	396	396
Northwoods Capital, Ltd., CLO, Series 2018-12BA, Class BR, (3-month USD CME Term SOFR + 1.70%) 5.423% 6/15/2031 (a)(c)(d)	4,000	4,002
Northwoods Capital, Ltd., CLO, Series 2018-12BA, Class CR, (3-month USD CME Term SOFR + 2.05%) 5.773% 6/15/2031 (a)(c)(d)	4,000	4,004
Northwoods Capital, Ltd., CLO, Series 2021-25A, Class DR, (3-month USD CME Term SOFR + 2.90%) 6.784% 7/20/2034 (a)(c)(d)	3,833	3,837
Ocean Trails CLO, Series 2021-11A, Class DR, (3-month USD CME Term SOFR + 3.10%) 6.984% 7/20/2034 (a)(c)(d)	3,000	2,970
Ocean Trails CLO, Series 2022-12A, Class B1R, (3-month USD CME Term SOFR + 1.75%) 5.634% 7/20/2035 (a)(c)(d)	8,000	8,007
OCP CLO, Ltd., Series 2019-16A, Class AR, (3-month USD CME Term SOFR + 1.262%) 5.189% 4/10/2033 (a)(c)(d)	1,513	1,514
Palmer Square Loan Funding, Ltd., CLO, Series 2022-4A, Class A1RN, (3-month USD CME Term SOFR + 1.00%) 4.865% 7/24/2031 (a)(c)(d)	670	670
Palmer Square Loan Funding, Ltd., CLO, Series 2022-4A, Class CR, (3-month USD CME Term SOFR + 2.40%) 6.265% 7/24/2031 (a)(c)(d)	3,571	3,560
Palmer Square Loan Funding, Ltd., CLO, Series 2024-2A, Class A1N, (3-month USD CME Term SOFR + 1.00%) 4.905% 1/15/2033 (a)(c)(d)	25,652	25,665
Palmer Square Loan Funding, Ltd., CLO, Series 2024-2A, Class A2, (3-month USD CME Term SOFR + 1.45%) 5.355% 1/15/2033 (a)(c)(d)	26,016	25,982
Palmer Square Loan Funding, Ltd., CLO, Series 2024-2A, Class B, (3-month USD CME Term SOFR + 1.70%) 5.605% 1/15/2033 (a)(c)(d)	13,000	13,014
Palmer Square Loan Funding, Ltd., CLO, Series 2024-2A, Class C, (3-month USD CME Term SOFR + 2.50%) 6.405% 1/15/2033 (a)(c)(d)	5,627	5,634
Palmer Square Loan Funding, Ltd., CLO, Series 2022-3, Class A1AR, (3-month USD CME Term SOFR + 1.10%) 5.005% 4/15/2031 (a)(c)(d)	217	217
Parallel, Ltd., Series 2023-1A, Class A1R, (3-month USD CME Term SOFR + 1.39%) 5.274% 7/20/2036 (a)(c)(d)	3,000	3,007
Parallel, Ltd., Series 2023-1A, Class BR, (3-month USD CME Term SOFR + 2.05%) 5.934% 7/20/2036 (a)(c)(d)	2,455	2,458
Pikes Peak CLO, Series 2020-6A, Class ARR, (3-month USD CME Term SOFR + 0.94%) 4.815% 5/18/2034 (a)(c)(d)	3,840	3,838
Saratoga Investment Corp. CLO, Ltd., Series 2013-1A, Class A1R4, (3-month USD CME Term SOFR + 1.30%) 5.184% 4/20/2033 (a)(c)(d)	16,429	16,434

The Bond Fund of America	88

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
Collateralized loan obligations (continued)
Sound Point CLO, Ltd., Series 2021-1A, Class CR, (3-month USD CME Term SOFR + 1.85%) 5.755% 4/25/2034 (a)(c)(d)	USD2,000	$2,002
Sound Point CLO, Ltd., Series 2019-2, Class CR, (3-month USD CME Term SOFR + 2.616%) 6.416% 7/15/2034 (a)(c)(d)	1,000	1,001
Steele Creek CLO, Ltd., Series 2019-1A, Class ARR, (3-month USD CME Term SOFR + 1.04%) 4.945% 4/15/2032 (a)(c)(d)	22,589	22,569
Steele Creek CLO, Ltd., Series 2019-1A, Class DRR, (3-month USD CME Term SOFR + 3.00%) 6.905% 4/15/2032 (a)(c)(d)	4,000	4,008
Steele Creek CLO, Ltd., Series 2019-2A, Class ARR, (3-month USD CME Term SOFR + 1.00%) 4.905% 7/15/2032 (a)(c)(d)	8,698	8,681
Stratus Static CLO, Ltd., Series 2025-1A, Class B, (3-month USD CME Term SOFR + 1.45%) 5.355% 7/15/2033 (a)(c)(d)	5,250	5,253
Sycamore Tree CLO, Ltd., Series 2023-2, Class DR, (3-month USD CME Term SOFR + 4.50%) 8.384% 1/20/2037 (a)(c)(d)	3,000	3,009
Symphony CLO, Ltd., Series 2025-52A, Class A, (3-month USD CME Term SOFR + 1.412%) 5.305% 1/16/2031 (a)(c)(d)	24	24
TCW CLO, Ltd., Series 2019-1A, Class DR, (3-month USD CME Term SOFR + 3.932%) 7.783% 8/16/2034 (a)(c)(d)	1,500	1,501
Thompson Park CLO, Ltd., Series 2021-1A, Class A1R, (3-month USD CME Term SOFR + 1.05%) 4.955% 4/15/2034 (a)(c)(d)	27,449	27,462
Trinitas CLO, Ltd., Series 2018-9A, Class ARRR, (3-month USD CME Term SOFR + 1.20%) 5.084% 1/20/2032 (a)(c)(d)	2,026	2,027
Trinitas CLO, Ltd., Series 2018-9A, Class BRRR, (3-month USD CME Term SOFR + 1.70%) 5.584% 1/20/2032 (a)(c)(d)	14,000	14,033
Trinitas CLO, Ltd., Series 2020-12A, Class A1R2, (3-month USD CME Term SOFR + 1.05%) 4.908% 4/25/2033 (a)(c)(d)	13,278	13,292
Trinitas CLO, Ltd., Series 2020-12A, Class CR2, (3-month USD CME Term SOFR + 1.80%) 5.658% 4/25/2033 (a)(c)(d)	818	819
Trinitas CLO, Ltd., Series 2020-12A, Class B1R2, (3-month USD CME Term SOFR + 1.55%) 5.792% 4/25/2033 (a)(c)(d)	1,318	1,319
Trinitas CLO, Ltd., Series 2021-17A, Class CR, (3-month USD CME Term SOFR + 2.00%) 5.884% 10/20/2034 (a)(c)(d)	5,075	5,083
Valley Stream Park CLO, Ltd., Series 2022-1A, Class ARR, (3-month USD CME Term SOFR + 1.19%) 5.074% 1/20/2037 (a)(c)(d)	24,000	24,004
Venture CDO, Ltd., CLO, Series 2017-29, Class AR, (3-month USD CME Term SOFR + 1.252%) 5.103% 9/7/2030 (a)(c)(d)	22	22
Venture CDO, Ltd., CLO, Series 2018-32, Class A2A, (3-month USD CME Term SOFR + 1.332%) 5.216% 7/18/2031 (a)(c)(d)	259	259
Venture CDO, Ltd., CLO, Series 2019-36A, Class A1AR, (3-month USD CME Term SOFR + 1.13%) 5.276% 4/20/2032 (a)(c)(d)	5,865	5,868
Vibrant CLO, Ltd., Series 2021-12A, Class BRR, (3-month USD CME Term SOFR + 1.95%) 5.834% 4/20/2034 (a)(c)(d)	2,341	2,343
Vibrant CLO, Ltd., Series 2018-9RA, Class A1, (3-month USD CME Term SOFR + 1.00%) 4.884% 4/20/2037 (a)(c)(d)	14,801	14,684
Wellfleet CLO, Ltd., Series 2021-1A, Class CR, (3-month USD CME Term SOFR + 2.15%) 6.034% 4/20/2034 (a)(c)(d)	6,000	6,018
Whetstone Park CLO, Ltd., Series 2021-1A, Class CR, (3-month USD CME Term SOFR + 1.70%) 5.584% 1/20/2035 (a)(c)(d)	4,889	4,895
Wind River CLO, Ltd., Series 2015-1, Class BR3, (3-month USD CME Term SOFR + 1.80%) 5.684% 10/20/2030 (a)(c)(d)	21,161	21,179
Wind River CLO, Ltd., Series 2021-2A, Class CR, (3-month USD CME Term SOFR + 2.00%) 5.884% 7/20/2034 (a)(c)(d)	3,077	3,082
Wind River CLO, Ltd., Series 2019-2, Class CR, (3-month USD CME Term SOFR + 2.25%) 6.155% 1/15/2035 (a)(c)(d)	2,000	2,001
Wind River CLO, Ltd., Series 2022-1A, Class AR, (3-month USD CME Term SOFR + 1.35%) 5.234% 7/20/2035 (a)(c)(d)	5,000	5,002
		727,122

Credit card 0.19%
Avant Credit Card Master Trust, Series 2024-2A, Class A, 5.38% 5/15/2029 (a)(d)	20,924	20,976
Barclays Dryrock Issuance Trust, Series 2025-1, Class A, 3.97% 7/15/2031 (a)	33,244	33,329
Brex Commercial Charge Card Master Trust, Series 2024-1, Class A1, 6.05% 7/15/2027 (a)(d)	6,123	6,142
Brex Commercial Charge Card Master Trust, Series 2024-1, Class A2, 6.68% 7/15/2027 (a)(d)	6,275	6,288
Discover Card Execution Note Trust, Series 2023-A1, Class A, 4.31% 3/15/2028 (a)	36,273	36,312
Evergreen Credit Card Trust, Series 2025-CRT5, Class B, 5.24% 5/15/2029 (a)(d)	1,928	1,954
Evergreen Credit Card Trust, Series 2025-CRT5, Class C, 5.53% 5/15/2029 (a)(d)	1,475	1,492
First National Master Note Trust, Series 2025-1, Class A, 4.85% 2/15/2030 (a)	9,652	9,852
First National Master Note Trust, Series 2024-1, Class A, 5.34% 5/15/2030 (a)	4,219	4,304
Imprint Payments Credit Card Master Trust, Series 2025-A, Class A, 4.84% 9/15/2029 (a)(d)	17,319	17,369
Imprint Payments Credit Card Master Trust, Series 2025-A, Class B, 5.24% 9/15/2029 (a)(d)	2,236	2,242
Imprint Payments Credit Card Master Trust, Series 2025-A, Class C, 5.48% 9/15/2029 (a)(d)	1,239	1,243
Imprint Payments Credit Card Master Trust, Series 2025-A, Class D, 5.82% 9/15/2029 (a)(d)	1,792	1,797
Mission Lane Credit Card Master Trust, Series 2024-A, Class A1, 6.20% 8/15/2029 (a)(d)	8,468	8,523
Mission Lane Credit Card Master Trust, Series 2024-A, Class B, 6.59% 8/15/2029 (a)(d)	4,941	4,967

89	The Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
Credit card (continued)
Mission Lane Credit Card Master Trust, Series 2025-C, Class A, 4.78% 12/16/2030 (a)(d)	USD4,083	$4,105
Mission Lane Credit Card Master Trust, Series 2025-C, Class C, 5.37% 12/16/2030 (a)(d)	1,928	1,935
Mission Lane Credit Card Master Trust, Series 2025-C, Class D, 5.71% 12/16/2030 (a)(d)	1,942	1,943
Mission Lane Credit Card Master Trust, Series 2025-B, Class A, 5.06% 9/15/2031 (a)(d)	9,845	9,920
Mission Lane Credit Card Master Trust, Series 2025-B, Class C, 5.41% 9/15/2031 (a)(d)	1,263	1,270
Mission Lane Credit Card Master Trust, Series 2025-B, Class D, 5.80% 9/15/2031 (a)(d)	2,578	2,581
World Financial Network Credit Card Master Trust, Series 2024-A, Class A, 5.47% 2/15/2031 (a)	8,090	8,253
World Financial Network Credit Card Master Trust, Series 2024-B, Class A, 4.62% 5/15/2031 (a)	2,109	2,134
		188,931

Student loan 0.09%
Navient Education Loan Trust, Series 2025-A, Class A, 5.02% 7/15/2055 (a)(d)	9,633	9,749
Navient Student Loan Trust, Series 2021-A, Class A, 0.84% 5/15/2069 (a)(d)	961	884
Navient Student Loan Trust, Series 2021-B, Class A, 0.94% 7/15/2069 (a)(d)	1,018	933
Navient Student Loan Trust, Series 2021-CA, Class A, 1.06% 10/15/2069 (a)(d)	14,846	13,626
Nelnet Student Loan Trust, Series 2021-CA, Class AFX, 1.32% 4/20/2062 (a)(d)	1,379	1,296
Nelnet Student Loan Trust, Series 2021-A, Class APT1, 1.36% 4/20/2062 (a)(d)	15,204	14,393
Nelnet Student Loan Trust, Series 2021-B, Class AFX, 1.42% 4/20/2062 (a)(d)	33,938	32,196
Nelnet Student Loan Trust, Series 2021-CA, Class AFL, (1-month USD CME Term SOFR + 0.854%) 4.588% 4/20/2062 (a)(c)(d)	10,204	10,184
Prodigy Finance DAC, Series 2021-1A, Class A, (1-month USD CME Term SOFR + 1.364%) 5.092% 7/25/2051 (a)(c)(d)	824	823
SMB Private Education Loan Trust, Series 2023-C, Class A1A, 5.67% 11/15/2052 (a)(d)	2,013	2,070
SMB Private Education Loan Trust, Series 2021-A, Class APT2, 1.07% 1/15/2053 (a)(d)	2,914	2,671
SMB Private Education Loan Trust, Series 2025-A, Class A1A, 5.13% 4/15/2054 (a)(d)	4,917	4,995
		93,820

Franchise/equipment 0.03%
GreatAmerica Leasing Receivables Funding, LLC, Series 2024-2, Class A3, 5.00% 9/15/2028 (a)(d)	15,472	15,712
GreatAmerica Leasing Receivables Funding, LLC, Series 2024-2, Class A4, 5.02% 5/15/2031 (a)(d)	10,419	10,661
		26,373
Total asset-backed obligations		6,878,735
Bonds & notes of governments & government agencies outside the U.S. 1.72%
Mexico 1.11%
Eagle Funding LuxCo SARL 5.50% 8/17/2030 (d)	520,270	530,592
Eagle Funding LuxCo SARL 5.50% 8/17/2030	135,082	137,762
United Mexican States 6.00% 5/13/2030	13,790	14,476
United Mexican States 4.75% 4/27/2032	12,760	12,452
United Mexican States 5.85% 7/2/2032	20,000	20,573
United Mexican States 5.375% 3/22/2033	30,365	30,198
United Mexican States 4.875% 5/19/2033	20,788	20,008
United Mexican States 3.50% 2/12/2034	75,212	65,209
United Mexican States 4.50% 3/19/2034	EUR18,005	21,167
United Mexican States 6.35% 2/9/2035	USD253	266
United Mexican States 6.00% 5/7/2036	133,950	136,060
United Mexican States 6.875% 5/13/2037	46,000	49,197
United Mexican States 6.625% 1/29/2038	2,425	2,537
United Mexican States 5.125% 3/19/2038	EUR18,005	21,094
United Mexican States 5.00% 4/27/2051	USD5,100	4,113
United Mexican States 4.40% 2/12/2052	229	168
United Mexican States 6.338% 5/4/2053	4,895	4,678
United Mexican States 7.375% 5/13/2055	25,110	27,112
United Mexican States 3.75% 4/19/2071	465	276
		1,097,938

The Bond Fund of America	90

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Bonds & notes of governments & government agencies outside the U.S. (continued)
Greece 0.41%
Greece (Hellenic Republic of) 1.50% 6/18/2030	EUR77,550	$86,932
Greece (Hellenic Republic of) 0.75% 6/18/2031	68,950	72,629
Greece (Hellenic Republic of) 4.25% 6/15/2033	176,100	221,643
Greece (Hellenic Republic of) 3.625% 6/15/2035	21,000	25,061
		406,265

Peru 0.04%
Peru (Republic of) 2.783% 1/23/2031	USD29,245	27,060
Peru (Republic of) 5.875% 8/8/2054	4,250	4,222
Peru (Republic of) 2.78% 12/1/2060	12,750	6,954
		38,236

Kuwait 0.04%
Kuwait (State of) 4.652% 10/9/2035 (d)	36,000	36,042

Australia 0.04%
New South Wales Treasury Corp. 4.25% 2/20/2036	AUD15,875	9,702
New South Wales Treasury Corp. 5.25% 2/24/2038	16,051	10,427
Treasury Corp. of Victoria 5.50% 9/15/2039	22,079	14,385
		34,514

Canada 0.03%
Ontario (Province of) 3.90% 9/4/2030	USD25,352	25,383

Panama 0.02%
Panama (Republic of) 3.75% 4/17/2026	10,772	10,794
Panama (Republic of) 2.252% 9/29/2032	13,462	11,154
		21,948

Indonesia 0.01%
Indonesia (Republic of), Series 31, 0.99% 5/27/2027	JPY1,000,000	6,335
Indonesia (Republic of), Series 32, 1.33% 5/25/2029	800,000	4,984
Indonesia Asahan Aluminium (Persero) PT 5.80% 5/15/2050	USD1,500	1,471
		12,790

Malaysia 0.01%
PETRONAS Capital, Ltd. 5.34% 4/3/2035	1,500	1,561
PETRONAS Capital, Ltd. 4.50% 3/18/2045	3,000	2,683
PETRONAS Capital, Ltd. 4.55% 4/21/2050 (d)	3,695	3,258
PETRONAS Capital, Ltd. 5.848% 4/3/2055	4,700	4,921
		12,423

Saudi Arabia 0.01%
Saudi Arabia (Kingdom of) 5.125% 1/13/2028 (d)	11,565	11,821
Total bonds & notes of governments & government agencies outside the U.S.		1,697,360
Municipals 0.53%
Arkansas 0.03%
Dev. Fin. Auth., Industrial Dev. Rev. Bonds (Big River Steel Project), Series 2019, AMT, 4.50% 9/1/2049 (d)	23,570	22,916
Dev. Fin. Auth., Industrial Dev. Rev. Green Bonds (Big River Steel Project), Series 2020, AMT, 4.75% 9/1/2049 (d)	6,000	5,879
		28,795

California 0.00%
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2021-B, 2.746% 6/1/2034	1,465	1,303

91	The Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Municipals (continued)

Illinois 0.36%
City of Chicago, Board of Education, Unlimited Tax GO Bonds (Dedicated Rev.), Series 2010-C, 6.319% 11/1/2029	USD14,400	$14,367
City of Chicago, Board of Education, Unlimited Tax GO Bonds (Dedicated Rev.), Series 2009-E, 6.138% 12/1/2039	57,980	54,596
City of Chicago, Board of Education, Unlimited Tax GO Bonds (Dedicated Rev.), Series 2010-D, 6.519% 12/1/2040	5,770	5,490
City of Chicago, Board of Education, Unlimited Tax GO Bonds (Dedicated Rev.), Series 2023-A, 6.00% 12/1/2049	7,450	7,542
City of Chicago, Board of Education, Unlimited Tax GO Bonds (Dedicated Rev.), Series 2025-A, 6.25% 12/1/2050	13,895	14,528
GO Bonds, Pension Funding, Series 2003, 5.10% 6/1/2033	245,191	251,397
GO Bonds, Taxable Build America Bonds, Series 2010-1, 6.63% 2/1/2035	4,404	4,656
Housing Dev. Auth., Rev. Bonds, Series 2016-A, 4.00% 4/1/2046	15	15
		352,591

Massachusetts 0.04%
Educational Fncg. Auth., Education Loan Rev. Bonds, Series 2024-A, 6.352% 7/1/2049	36,500	37,780

Michigan 0.00%
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2016-B, 3.50% 6/1/2047	750	749

Minnesota 0.00%
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2014-C, AMT, 4.00% 1/1/2045	565	565
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2015-E, AMT, 3.50% 1/1/2046	75	75
		640

Nebraska 0.00%
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2016-A, 3.50% 9/1/2046	300	300

New Jersey 0.00%
Econ. Dev. Auth., State Pension Funding Bonds, Series 1997-A, NATL, 7.425% 2/15/2029	3,630	3,792

New York 0.03%
New York City GO Bonds, Fiscal 2026, Series 2026-E-1, 5.559% 10/1/2045	13,945	13,881
New York City GO Bonds, Fiscal 2026, Series 2026-E-1, 5.372% 10/1/2051	9,995	9,745
New York City GO Bonds, Fiscal 2026, Series 2026-E-2, 5.392% 10/1/2055	3,935	3,808
		27,434

Ohio 0.02%
Cleveland-Cuyahoga Port Auth., Federal Lease Rev. Bonds (VA Cleveland Health Care Center Project), Series 2021, 4.425% 5/1/2031	23,400	21,264

Puerto Rico 0.01%
GO Taxable Bonds, Series 2022, 0% 11/1/2043 (c)	19,286	12,367

South Carolina 0.00%
Housing Fin. and Dev. Auth., Mortgage Rev. Ref. Bonds, Series 2016-A, 4.00% 7/1/2036	85	86

Tennessee 0.00%
Housing Dev. Agcy., Homeownership Program Bonds, Series 2015-A, 3.50% 7/1/2045	240	240
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2015-1-A, AMT, 4.00% 7/1/2045	300	300
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2015-2-A, AMT, 4.00% 1/1/2046	515	515
		1,055

Texas 0.01%
Grand Parkway Transportation Corp., Grand Parkway System Toll Rev. Ref. Bonds, Series 2020-B, 3.236% 10/1/2052	6,730	4,669

The Bond Fund of America	92

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Municipals (continued)
Utah 0.00%
Housing Corp., Single Family Mortgage Bonds, Class III, Series 2015-D-2, FHA, 4.00% 1/1/2045	USD375	$375

Wisconsin 0.03%
Housing and Econ. Dev. Auth., Home Ownership Rev. Bonds, Series 2016-A, AMT, 3.50% 3/1/2046	65	65
Public Fin. Auth., Federal Lease Rev. Bonds (Fort Sam Acquisition Fncg.), Series 2022, 4.95% 3/1/2034	28,005	27,814
		27,879
Total municipals		521,079
Loans 0.27%
Communication services 0.07%
Connect Finco SARL, Term Loan B, (1-month USD CME Term SOFR + 4.50%) 8.216% 9/27/2029 (c)(l)	34,911	34,915
Gray Television, Inc., Term Loan D, (3-month USD CME Term SOFR + 3.114%) 6.987% 12/1/2028 (c)(l)	24,000	24,060
Versant Media Group, Inc., Term Loan B, (1-month USD CME Term SOFR + 3.50%) 7.537% 10/23/2030 (c)(l)	10,005	10,024
		68,999

Industrials 0.07%
Amentum Escrow Corp., Term Loan, (3-month USD CME Term SOFR + 2.00%) 5.716% 9/29/2031 (c)(l)	66,990	67,269

Financials 0.05%
Aero Capital Solutions, Inc., Term Loan, (1-month USD CME Term SOFR + 3.00%) 7.61% 11/17/2029 (c)(d)(g)(l)	53,837	53,433

Health care 0.04%
Owens & Minor, Inc., Term Loan B-1, (3-month USD CME Term SOFR + 3.85%) 7.566% 3/29/2029 (c)(l)	42,099	40,731

Information technology 0.04%
Viasat, Inc., Term Loan B, (1-month USD CME Term SOFR + 4.614%) 8.331% 3/2/2029 (c)(l)	7,963	7,952
Viasat, Inc., Term Loan B, (3-month USD CME Term SOFR + 4.50%) 8.348% 5/30/2030 (c)(l)	29,985	29,924
		37,876

Utilities 0.00%
Talen Energy Supply, LLC, Term Loan B, (3-month USD CME Term SOFR + 2.00%) 5.672% 11/25/2032 (c)(l)	1,175	1,179

Consumer discretionary 0.00%
Mercury Aggregator, LP, Term Loan, 19.00% PIK 2/3/2026 (g)(l)(m)	84	2
Mercury Aggregator, LP, Term Loan 2, 19.00% PIK 2/3/2026 (g)(j)(l)(m)	45	1
		3
Total loans		269,490
Federal agency bonds & notes 0.02%
Korea Electric Power Corp. 4.75% 2/13/2028 (d)	4,640	4,713
Korea Electric Power Corp. 5.125% 4/23/2034	3,000	3,106
Korea Gas Corp. 5.00% 7/8/2029 (d)	1,011	1,044
Korea National Oil Corp. 4.625% 3/31/2028 (d)	5,000	5,071
Korea National Oil Corp. 4.75% 3/31/2030 (d)	7,810	7,985
Korea National Oil Corp. 2.625% 4/18/2032	3,000	2,704
		24,623
Total bonds, notes & other debt instruments (cost: $94,290,464,000)		94,296,057
Common stocks 0.02%	Shares
Health care 0.02%
Rotech Healthcare, Inc. (g)(k)(n)	342,069	23,432

93	The Bond Fund of America

Common stocks (continued)	Shares	Value (000)
Consumer discretionary 0.00%
NMG Parent, LLC (g)(n)	3,867	$— (b)
Total common stocks (cost: $12,646,000)		23,432
Preferred securities 0.01%
Financials 0.01%
CoBank, ACB, Class E, 5.369% perpetual noncumulative preferred shares (d)	6,250	4,956
Total preferred securities (cost: $5,820,000)		4,956
Short-term securities 6.99%
Money market investments 6.99%
Capital Group Central Cash Fund 3.79% (o)(p)	69,139,167	6,914,608
Total short-term securities (cost: $6,913,603,000)		6,914,608
Total investment securities 102.39% (cost: $101,222,533,000)		101,239,053
Other assets less liabilities (2.39)%		(2,361,671)
Net assets 100.00%		$98,877,382
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 12/31/2025 (000)
30 Day Federal Funds Futures	Long	533	2/2/2026	USD214,039	$66
30 Day Federal Funds Futures	Long	3,724	3/2/2026	1,496,004	(207)
3 Month SOFR Futures	Long	69	3/18/2026	16,614	(11)
3 Month SOFR Futures	Long	805	9/16/2026	194,589	(195)
2 Year U.S. Treasury Note Futures	Long	120,249	4/6/2026	25,106,676	(4,157)
5 Year U.S. Treasury Note Futures	Long	85,711	4/6/2026	9,368,614	(25,769)
10 Year Italy Government Bond Futures	Long	2,798	3/10/2026	395,177	(1,196)
10 Year Euro-Bund Futures	Short	8,898	3/10/2026	(1,333,991)	9,077
10 Year Australian Treasury Bond Futures	Short	572	3/16/2026	(41,793)	(219)
10 Year Ultra U.S. Treasury Note Futures	Long	2,851	3/31/2026	327,910	(943)
10 Year U.S. Treasury Note Futures	Long	1,445	3/31/2026	162,472	(1,415)
20 Year U.S. Treasury Bond Futures	Long	13,072	3/31/2026	1,511,041	(19,223)
30 Year Euro-Buxl Futures	Short	15	3/10/2026	(1,941)	44
30 Year Ultra U.S. Treasury Bond Futures	Long	24,715	3/31/2026	2,916,370	(43,695)
					$(87,843)
Forward currency contracts

Contract amount				Counterparty	Settlement date	Unrealized appreciation (depreciation) at 12/31/2025 (000)
Currency purchased (000)		Currency sold (000)
USD	96,123	JPY	14,837,827	Citibank	1/9/2026	$1,318
USD	6,254	MXN	112,740	Morgan Stanley	1/9/2026	(1)
USD	27,916	MXN	510,722	UBS AG	1/9/2026	(422)
USD	55,810	AUD	84,330	Morgan Stanley	1/12/2026	(472)
USD	230,194	JPY	35,590,582	Goldman Sachs	1/15/2026	2,667
JPY	14,837,827	USD	96,042	Bank of America	1/15/2026	(1,186)
USD	147,916	EUR	126,970	Morgan Stanley	1/15/2026	(1,408)
JPY	31,289,200	EUR	171,497	Citibank	1/15/2026	(1,661)
USD	15,218	GBP	11,382	Citibank	1/16/2026	(123)

The Bond Fund of America	94

Forward currency contracts (continued)

Contract amount				Counterparty	Settlement date	Unrealized appreciation (depreciation) at 12/31/2025 (000)
Currency purchased (000)		Currency sold (000)
USD	339,954	EUR	291,584	Citibank	1/16/2026	$(2,982)
BRL	206,028	USD	37,772	Citibank	1/23/2026	(406)
USD	149,650	EUR	126,912	Standard Chartered Bank	1/28/2026	298
USD	89,604	EUR	76,149	Morgan Stanley	1/30/2026	(18)
						$(4,396)
Swap contracts

Interest rate swaps
Centrally cleared interest rate swaps
Receive		Pay		Expiration date	Notional amount (000)	Value at 12/31/2025 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 12/31/2025 (000)
Rate	Payment frequency	Rate	Payment frequency
3.948%	Annual	SOFR	Annual	11/6/2026	USD44,000	$167	$—	$167
SOFR	Annual	3.848%	Annual	11/15/2026	39,000	(123)	—	(123)
SOFR	Annual	3.8045%	Annual	12/15/2026	52,000	(173)	—	(173)
SOFR	Annual	3.39981%	Annual	3/31/2027	745,100	(160)	—	(160)
SOFR	Annual	3.2465%	Annual	9/15/2027	480,477	562	—	562
SOFR	Annual	3.249%	Annual	9/15/2027	480,257	542	—	542
SOFR	Annual	3.34%	Annual	10/3/2027	903,000	(256)	—	(256)
SOFR	Annual	3.2715%	Annual	10/17/2027	369,935	313	—	313
3.998%	Annual	SOFR	Annual	12/4/2028	172,951	3,171	—	3,171
SOFR	Annual	3.3125%	Annual	10/7/2029	96,314	257	—	257
SOFR	Annual	3.4445%	Annual	10/7/2029	48,599	(115)	—	(115)
SOFR	Annual	3.4805%	Annual	10/7/2029	48,599	(159)	—	(159)
SOFR	Annual	3.552%	Annual	10/7/2029	31,800	(184)	—	(184)
SOFR	Annual	3.455%	Annual	10/7/2029	97,198	(230)	—	(230)
SOFR	Annual	3.543%	Annual	10/7/2029	48,599	(266)	—	(266)
SOFR	Annual	3.551%	Annual	10/7/2029	97,198	(559)	—	(559)
SOFR	Annual	3.917%	Annual	11/8/2029	27,695	(525)	—	(525)
SOFR	Annual	3.909%	Annual	11/8/2029	55,000	(1,026)	—	(1,026)
SOFR	Annual	3.901%	Annual	11/8/2029	166,000	(3,048)	—	(3,048)
SOFR	Annual	3.9195%	Annual	11/15/2029	66,530	(1,270)	—	(1,270)
SOFR	Annual	3.763%	Annual	12/12/2029	95,760	(1,296)	—	(1,296)
SOFR	Annual	3.4415%	Annual	2/28/2030	155,000	(202)	—	(202)
SOFR	Annual	3.797%	Annual	3/31/2030	23,036	(345)	—	(345)
SOFR	Annual	3.794%	Annual	3/31/2030	44,024	(655)	—	(655)
SOFR	Annual	3.796%	Annual	3/31/2030	44,024	(659)	—	(659)
SOFR	Annual	3.7815%	Annual	3/31/2030	87,062	(1,253)	—	(1,253)
SOFR	Annual	3.6065%	Annual	5/12/2030	84,730	(622)	—	(622)
SOFR	Annual	3.325%	Annual	5/31/2030	237,410	941	—	941
SOFR	Annual	3.2175%	Annual	9/18/2030	133,657	1,336	—	1,336
SOFR	Annual	3.2385%	Annual	9/18/2030	69,156	628	—	628
SOFR	Annual	3.2145%	Annual	9/18/2030	33,343	338	—	338
SOFR	Annual	3.2155%	Annual	9/18/2030	33,343	336	—	336
SOFR	Annual	3.237%	Annual	10/24/2030	225,880	2,167	—	2,167
3.488%	Annual	SOFR	Annual	6/17/2031	183,136	28	—	28
3.43574%	Annual	SOFR	Annual	6/17/2031	213,538	(471)	—	(471)
SOFR	Annual	3.473%	Annual	10/2/2032	348,000	2,507	—	2,507
SOFR	Annual	3.4805%	Annual	10/2/2032	116,500	787	—	787
SOFR	Annual	3.48%	Annual	10/2/2032	38,872	264	—	264
SOFR	Annual	3.4815%	Annual	10/2/2032	38,905	260	—	260
SOFR	Annual	3.482%	Annual	10/2/2032	37,900	253	—	253
SOFR	Annual	3.34%	Annual	10/24/2032	167,025	2,592	—	2,592
SOFR	Annual	3.475%	Annual	11/3/2032	233,820	1,746	—	1,746
SOFR	Annual	3.50061%	Annual	11/3/2032	233,815	1,382	—	1,382
SOFR	Annual	3.486%	Annual	11/15/2032	162,730	1,122	—	1,122

95	The Bond Fund of America

Swap contracts (continued)

Interest rate swaps (continued)
Centrally cleared interest rate swaps (continued)
Receive		Pay		Expiration date	Notional amount (000)	Value at 12/31/2025 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 12/31/2025 (000)
Rate	Payment frequency	Rate	Payment frequency
SOFR	Annual	4.1615%	Annual	5/15/2033	USD8,600	$(293)	$—	$(293)
SOFR	Annual	4.15%	Annual	5/15/2033	18,560	(618)	—	(618)
4.0135%	Annual	SOFR	Annual	8/21/2033	26,800	644	—	644
SOFR	Annual	3.6038%	Annual	1/8/2034	119,375	610	—	610
SOFR	Annual	3.8365%	Annual	3/6/2034	14,081	(148)	—	(148)
SOFR	Annual	3.665%	Annual	8/15/2035	123,790	1,127	—	1,127
SOFR	Annual	3.6385%	Annual	10/2/2035	172,279	2,112	—	2,112
TONAR	Annual	1.52125%	Annual	10/6/2035	JPY9,400,000	1,799	—	1,799
TONAR	Annual	1.52%	Annual	10/6/2035	3,000,000	576	—	576
TONAR	Annual	1.51812%	Annual	10/7/2035	18,773,028	3,626	—	3,626
SOFR	Annual	3.6775%	Annual	10/8/2035	USD172,091	1,578	—	1,578
TONAR	Annual	1.4925%	Annual	10/8/2035	JPY3,166,345	658	—	658
SOFR	Annual	3.663%	Annual	10/9/2035	USD123,355	1,278	—	1,278
TONAR	Annual	1.53%	Annual	10/9/2035	JPY3,186,085	594	—	594
TONAR	Annual	1.5225%	Annual	10/10/2035	3,229,513	616	—	616
TONAR	Annual	1.51%	Annual	10/14/2035	3,229,514	642	—	642
TONAR	Annual	1.491%	Annual	10/15/2035	3,229,513	677	—	677
TONAR	Annual	1.475%	Annual	10/16/2035	1,986,802	435	—	435
SOFR	Annual	3.504%	Annual	10/24/2035	USD123,765	2,931	—	2,931
SOFR	Annual	3.66593%	Annual	11/3/2035	173,270	1,825	—	1,825
SOFR	Annual	3.79168%	Annual	6/17/2036	234,099	943	—	943
SOFR	Annual	3.801%	Annual	6/17/2036	202,587	661	—	661
SOFR	Annual	3.41%	Annual	7/28/2045	319,700	32,747	—	32,747
SOFR	Annual	4.052%	Annual	11/15/2053	59,445	1,260	—	1,260
2.477%	Annual	TONAR	Annual	10/6/2055	JPY1,400,000	(641)	—	(641)
2.47825%	Annual	TONAR	Annual	10/6/2055	4,200,000	(1,917)	—	(1,917)
2.47%	Annual	TONAR	Annual	10/7/2055	7,865,454	(3,677)	—	(3,677)
2.5425%	Annual	TONAR	Annual	10/8/2055	1,338,301	(497)	—	(497)
SOFR	Annual	3.953%	Annual	10/9/2055	USD59,190	2,184	—	2,184
2.57%	Annual	TONAR	Annual	10/9/2055	JPY1,350,041	(452)	—	(452)
2.515%	Annual	TONAR	Annual	10/10/2055	1,357,867	(554)	—	(554)
2.52%	Annual	TONAR	Annual	10/14/2055	1,361,780	(547)	—	(547)
2.50%	Annual	TONAR	Annual	10/15/2055	1,357,867	(582)	—	(582)
2.51625%	Annual	TONAR	Annual	10/16/2055	836,819	(341)	—	(341)
SOFR	Annual	3.8185%	Annual	10/24/2055	USD117,385	7,034	—	7,034
4.13862%	Annual	SOFR	Annual	6/17/2056	56,735	(361)	—	(361)
4.097%	Annual	SOFR	Annual	6/17/2056	49,343	(661)	—	(661)
						$63,370	$—	$63,370
Bilateral interest rate swaps
Receive		Pay		Counterparty	Expiration date	Notional amount (000)	Value at 12/31/2025 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 12/31/2025 (000)
Rate	Payment frequency	Rate	Payment frequency
14.5956%	At maturity	BZDIOVER	At maturity	Goldman Sachs	1/2/2029	BRL1,336,880	$10,676	$—	$10,676
14.24%	At maturity	BZDIOVER	At maturity	Barclays Bank PLC	1/2/2029	717,995	4,693	—	4,693
14.585%	At maturity	BZDIOVER	At maturity	Bank of America	1/2/2029	159,297	1,260	—	1,260
13.31%	At maturity	BZDIOVER	At maturity	BNP Paribas	1/2/2029	650,550	(535)	—	(535)
13.18%	At maturity	BZDIOVER	At maturity	Barclays Bank PLC	1/2/2029	452,415	(655)	—	(655)
13.04%	At maturity	BZDIOVER	At maturity	Goldman Sachs	1/2/2029	331,200	(819)	—	(819)
12.99%	At maturity	BZDIOVER	At maturity	Bank of America	1/2/2029	295,990	(849)	—	(849)
12.99%	At maturity	BZDIOVER	At maturity	Goldman Sachs	1/2/2029	331,400	(950)	—	(950)
13.05%	At maturity	BZDIOVER	At maturity	Barclays Bank PLC	1/2/2029	618,600	(1,481)	—	(1,481)
12.32%	At maturity	BZDIOVER	At maturity	Goldman Sachs	1/2/2029	203,200	(1,602)	—	(1,602)
12.365%	At maturity	BZDIOVER	At maturity	Goldman Sachs	1/2/2029	309,264	(2,324)	—	(2,324)
12.36%	At maturity	BZDIOVER	At maturity	Barclays Bank PLC	1/2/2029	311,195	(2,351)	—	(2,351)

The Bond Fund of America	96

Swap contracts (continued)

Interest rate swaps (continued)
Bilateral interest rate swaps (continued)
Receive		Pay		Counterparty	Expiration date	Notional amount (000)	Value at 12/31/2025 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 12/31/2025 (000)
Rate	Payment frequency	Rate	Payment frequency
12.3075%	At maturity	BZDIOVER	At maturity	Goldman Sachs	1/2/2029	BRL309,300	$(2,470)	$—	$(2,470)
12.36%	At maturity	BZDIOVER	At maturity	BNP Paribas	1/2/2029	618,520	(4,674)	—	(4,674)
12.35%	At maturity	BZDIOVER	At maturity	Barclays Bank PLC	1/2/2029	617,700	(4,723)	—	(4,723)
12.303%	At maturity	BZDIOVER	At maturity	BNP Paribas	1/2/2029	609,690	(4,879)	—	(4,879)
13.115%	At maturity	BZDIOVER	At maturity	BNP Paribas	1/2/2031	164,188	(411)	—	(411)
13.105%	At maturity	BZDIOVER	At maturity	BNP Paribas	1/2/2031	166,207	(431)	—	(431)
13.03%	At maturity	BZDIOVER	At maturity	Bank of America	1/2/2031	352,725	(1,153)	—	(1,153)
13.135%	At maturity	BZDIOVER	At maturity	Goldman Sachs	1/2/2031	681,200	(1,578)	—	(1,578)
							$(15,256)	$—	$(15,256)
Credit default swaps
Centrally cleared credit default swaps on credit indices — buy protection
Reference index	Financing rate paid	Payment frequency	Expiration date	Notional amount (000)	Value at 12/31/2025 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 12/31/2025 (000)
CDX.NA.HY.45	5.00%	Quarterly	12/20/2030	USD1,449,845	$(110,776)	$(109,195)	$(1,581)
Centrally cleared credit default swaps on credit indices — sell protection
Reference index	Financing rate received	Payment frequency	Expiration date	Notional amount (q) (000)	Value at 12/31/2025 (r) (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 12/31/2025 (000)
CDX.NA.IG.45	1.00%	Quarterly	12/20/2030	USD556,351	$12,610	$12,605	$5
Investments in affiliates (p)

	Value at 1/1/2025 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 12/31/2025 (000)	Dividend or interest income (000)
Short-term securities 6.99%
Money market investments 6.99%
Capital Group Central Cash Fund 3.79% (o)	$5,862,512	$29,190,380	$28,138,490	$165	$41	$6,914,608	$315,696
Restricted securities (k)

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Rotech Healthcare, Inc. (g)(n)	9/26/2013	$12,646	$23,432	0.02%
HPHT Finance 25, Ltd. 5.00% 2/21/2030	4/8/2025 - 6/16/2025	9,540	9,775	0.01
Modec Finance BV 7.84% 7/15/2026 (g)	7/28/2023	5,000	5,063	0.01
Black Diamond CLO, Ltd., Series 2016-1X, Class A1AR, (3-month USD CME Term SOFR + 1.292%) 5.15% 4/26/2031 (a)(c)	9/5/2024	3,068	3,067	0.00 (s)
CK Hutchison International (21), Ltd. 3.125% 4/15/2041	5/19/2025	1,011	1,077	0.00 (s)
Total		$31,265	$42,414	0.04%

97	The Bond Fund of America

(a)	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
(b)	Amount less than one thousand.
(c)
Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

(d)
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the
U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $14,679,885,000, which represented 14.85% of the net assets of the fund.

(e)	Represents securities transacted on a TBA basis.
(f)	Step bond; coupon rate may change at a later date.
(g)	Value determined using significant unobservable inputs.
(h)	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $748,736,000, which represented 0.76% of the net assets of the fund.
(i)	Index-linked bond whose principal amount moves with a government price index.
(j)	Scheduled interest and/or principal payment was not received.
(k)	Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933.
(l)
Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $269,490,000, which represented 0.27% of the net assets of the fund.

(m)	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Payment methods and rates are as of the most recent payment when available.
(n)	Non-income producing.
(o)	Rate represents the seven-day yield at 12/31/2025.
(p)	Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.
(q)	The maximum potential amount the fund may pay as a protection seller should a credit event occur.
(r)
The prices and resulting values for credit default swap indices serve as an indicator of the current status of the payment/performance risk. As the value of a sell protection credit default swap increases or decreases, when compared to the notional amount of the swap, the payment/performance risk may decrease or increase, respectively.

(s)	Amount less than 0.01%.

Key to abbreviation(s)
Agcy. = Agency
AMT = Alternative Minimum Tax
Assn. = Association
AUD = Australian dollars
Auth. = Authority
BBSW = Bank Bill Swap Rate
BRL = Brazilian reais
BZDIOVER = Overnight Brazilian Interbank Deposit Rate
Certs. = Certificates
CLO = Collateralized Loan Obligations
CME = CME Group
DAC = Designated Activity Company
Dev. = Development
Econ. = Economic
EUR = Euros
EURIBOR = Euro Interbank Offered Rate
FHA = Federal Housing Administration insured

Fin. = Finance
Fncg. = Financing
FSA = Financial Security Assurance insured
GBP = British pounds
GO = General Obligation
ICE = Intercontinental Exchange, Inc.
JPY = Japanese yen
MXN = Mexican pesos
NATL = National Public Finance Guarantee Corp. insured
PIK = Payment In Kind
Ref. = Refunding
Rev. = Revenue
SOFR = Secured Overnight Financing Rate
TBA = To be announced
TONAR = Tokyo Overnight Average Rate
USD = U.S. dollars
UST = U.S. Treasury
Refer to the notes to financial statements.

The Bond Fund of America	98

Financial statements
Statement of assets and liabilities at December 31, 2025

(dollars in thousands)
Assets:
Investment securities, at value:
Unaffiliated issuers (cost: $94,308,930)	$94,324,445
Affiliated issuers (cost: $6,913,603)	6,914,608	$101,239,053
Cash		60,506
Unrealized appreciation on open forward currency contracts		4,283
Bilateral swaps, at value		16,629
Receivables for:
Sales of investments	2,546,704
Sales of fund’s shares	143,986
Dividends and interest	842,457
Variation margin on futures contracts	2,429
Variation margin on centrally cleared swap contracts	15,937
Other	271	3,551,784
		104,872,255
Liabilities:
Unrealized depreciation on open forward currency contracts		8,679
Bilateral swaps, at value		31,885
Payables for:
Purchases of investments	5,735,970
Repurchases of fund’s shares	144,041
Dividends on fund’s shares	8,337
Investment advisory services	17,013
Services provided by related parties	11,866
Trustees’ deferred compensation	1,036
Variation margin on futures contracts	32,723
Variation margin on centrally cleared swap contracts	3,062
Other	261	5,954,309
Net assets at December 31, 2025		$98,877,382
Net assets consist of:
Capital paid in on shares of beneficial interest		$109,545,455
Total distributable earnings (accumulated loss)		(10,668,073)
Net assets at December 31, 2025		$98,877,382

Refer to the notes to financial statements.

99	The Bond Fund of America

Financial statements (continued)
Statement of assets and liabilities at December 31, 2025 (continued)

(dollars and shares in thousands, except per-share amounts)
Shares of beneficial interest issued and outstanding (no stated par value) —
unlimited shares authorized (8,636,083 total shares outstanding)
	Net assets	Shares outstanding	Net asset value per share
Class A	$27,200,877	2,375,761	$11.45
Class C	373,906	32,658	11.45
Class T	9	1	11.45
Class F-1	704,194	61,505	11.45
Class F-2	33,813,399	2,953,308	11.45
Class F-3	12,196,348	1,065,245	11.45
Class 529-A	1,277,335	111,564	11.45
Class 529-C	35,217	3,076	11.45
Class 529-E	29,478	2,575	11.45
Class 529-T	12	1	11.45
Class 529-F-1	10	1	11.45
Class 529-F-2	243,885	21,301	11.45
Class 529-F-3	11	1	11.45
Class R-1	43,720	3,819	11.45
Class R-2	291,784	25,485	11.45
Class R-2E	38,736	3,383	11.45
Class R-3	523,636	45,735	11.45
Class R-4	558,320	48,764	11.45
Class R-5E	225,152	19,665	11.45
Class R-5	296,963	25,937	11.45
Class R-6	21,024,390	1,836,298	11.45

Refer to the notes to financial statements.

The Bond Fund of America	100

Financial statements (continued)
Statement of operations for the year ended December 31, 2025

(dollars in thousands)
Investment income:
Income:
Interest from unaffiliated issuers (net of non-U.S. taxes of $60)	$4,265,884
Dividends (includes $315,696 from affiliates)	316,043	$4,581,927
Fees and expenses*:
Investment advisory services	193,149
Distribution services	82,160
Transfer agent services	72,007
Administrative services	28,295
529 plan services	811
Reports to shareholders	2,631
Registration statement and prospectus	3,526
Trustees’ compensation	299
Auditing and legal	318
Custodian	358
Other	114
Total fees and expenses before waivers and/or reimbursements	383,668
Less waivers and/or reimbursements of fees and expenses:
Investment advisory services waiver	9,929
Total fees and expenses after waivers and/or reimbursements		373,739
Net investment income		4,208,188
Net realized gain (loss) and unrealized appreciation (depreciation):
Net realized gain (loss) on:
Investments:
Unaffiliated issuers	(200,080)
Affiliated issuers	165
Futures contracts	180,182
Forward currency contracts	(82,482)
Swap contracts	5,778
Currency transactions	(246)	(96,683)
Net unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers	2,293,629
Affiliated issuers	41
Futures contracts	211,583
Forward currency contracts	(28,214)
Swap contracts	79,711
Currency translations	1,008	2,557,758
Net realized gain (loss) and unrealized appreciation (depreciation)		2,461,075
Net increase (decrease) in net assets resulting from operations		$6,669,263
*
Additional information related to class-specific fees and expenses is included in the notes to financial statements.
Refer to the notes to financial statements.

101	The Bond Fund of America

Financial statements (continued)
Statements of changes in net assets

(dollars in thousands)
	Year ended December 31,
	2025	2024

Operations:
Net investment income	$4,208,188	$3,879,428
Net realized gain (loss)	(96,683)	(1,046,233)
Net unrealized appreciation (depreciation)	2,557,758	(1,727,965)
Net increase (decrease) in net assets resulting from operations	6,669,263	1,105,230
Distributions paid or accrued to shareholders	(4,119,584)	(3,810,366)
Net capital share transactions	5,578,848	12,809,770
Total increase (decrease) in net assets	8,128,527	10,104,634
Net assets:
Beginning of year	90,748,855	80,644,221
End of year	$98,877,382	$90,748,855
Refer to the notes to financial statements.

The Bond Fund of America	102

Notes to financial statements
1. Organization

The Bond Fund of America (the “fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, diversified management investment company. The fund seeks as high a level of current income as is consistent with the preservation of capital.
The fund has 21 share classes consisting of six retail share classes (Classes A, C, T, F-1, F-2 and F-3), seven 529 college savings plan share classes (Classes 529-A, 529-C, 529-E, 529-T, 529-F-1, 529-F-2 and 529-F-3) and eight retirement plan share classes (Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6). The 529 college savings plan share classes can be used to save for college education. The retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are described further in the following table:
Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Class A	Up to 3.75%	None (except 0.75% for certain redemptions within 18 months of purchase without an initial sales charge)	None
Class 529-A	Up to 3.50%	None (except 1.00% for certain redemptions within 18 months of purchase without an initial sales charge)	None
Classes C and 529-C	None	1.00% for redemptions within one year of purchase	Class C converts to Class A after eight years and Class 529-C converts to Class 529-A after five years
Class 529-E	None	None	None
Classes T and 529-T*	Up to 2.50%	None	None
Classes F-1, F-2, F-3, 529-F-1, 529-F-2 and 529-F-3	None	None	None
Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6	None	None	None
*
Class T and 529-T shares are not available for purchase.
Holders of all share classes have equal pro rata rights to the assets, dividends and liquidation proceeds of the fund. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution, transfer agent and administrative services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class.
2. Significant accounting policies

The fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board ("FASB"). The fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP“). These principles require the fund’s investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The fund follows the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.
Operating segments — The fund represents a single operating segment as the operating results of the fund are monitored as a whole and its long-term asset allocation is determined in accordance with the terms of its prospectus, based on defined investment objectives that are executed by the fund’s portfolio management team. A senior executive team comprised of the fund’s Principal Executive Officer and Principal Financial Officer, serves as the fund’s chief operating decision maker (“CODM”), who act in accordance with Board of Trustee reviews and approvals. The CODM uses financial information, such as changes in net assets from operations, changes in net assets from fund share transactions, and income and expense ratios, consistent with that presented within the accompanying financial statements and financial highlights to assess the fund’s profits and losses and to make resource allocation decisions. Segment assets are reflected in the statement of assets and liabilities as net assets, which consists primarily of investment securities, at value, and significant segment expenses are listed in the accompanying statement of operations.

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Security transactions and related investment income — Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.
Class allocations — Income, fees and expenses (other than class-specific fees and expenses) are allocated daily among the various share classes based on the relative value of their settled shares. Realized gains and losses and unrealized appreciation and depreciation are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, transfer agent and administrative services, are charged directly to the respective share class.
Distributions paid or accrued to shareholders — Income dividends are declared daily after the determination of the fund’s net investment income and are paid to shareholders monthly. Capital gain distributions are recorded on the ex-dividend date. The fund may deem a portion of the income dividends and/or capital gain distributions as a return of capital for tax purposes.
Currency translation — Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. The effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments in the fund’s statement of operations. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.
3. Valuation

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by U.S. GAAP. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities, including depositary receipts, are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

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Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities
Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information. Exchange-traded futures are generally valued at the official settlement price on the exchange or market on which such instruments are traded, as of the close of business on the day the futures are being valued. Forward currency contracts are valued based on the spot and forward exchange rates obtained from a third-party pricing vendor. Swaps are generally valued using evaluated prices obtained from third-party pricing vendors who calculate these values based on market inputs that may include the yields of the indices referenced in the instrument and the relevant curve, dealer quotes, default probabilities and recovery rates, and terms of the contract.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by the fund’s investment adviser and approved by the board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has designated the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are

105	The Bond Fund of America

reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The fund’s valuation levels as of December 31, 2025, were as follows (dollars in thousands):
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Mortgage-backed obligations	$—	$29,565,526	$8,591	$29,574,117
U.S. Treasury bonds & notes	—	29,127,426	—	29,127,426
Corporate bonds and notes	—	26,194,826	8,401	26,203,227
Asset-backed obligations	—	6,878,735	—	6,878,735
Bonds & notes of governments & government agencies outside the U.S.	—	1,697,360	—	1,697,360
Municipals	—	521,079	—	521,079
Loans	—	216,054	53,436	269,490
Federal agency bonds & notes	—	24,623	—	24,623
Common stocks	—	—	23,432	23,432
Preferred securities	—	4,956	—	4,956
Short-term securities	6,914,608	—	—	6,914,608
Total	$6,914,608	$94,230,585	$93,860	$101,239,053

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$9,187	$—	$—	$9,187
Unrealized appreciation on open forward currency contracts	—	4,283	—	4,283
Unrealized appreciation on centrally cleared interest rate swaps	—	88,256	—	88,256
Unrealized appreciation on bilateral interest rate swaps	—	16,629	—	16,629
Unrealized appreciation on centrally cleared credit default swaps	—	5	—	5
Liabilities:
Unrealized depreciation on futures contracts	(97,030)	—	—	(97,030)
Unrealized depreciation on open forward currency contracts	—	(8,679)	—	(8,679)
Unrealized depreciation on centrally cleared interest rate swaps	—	(24,886)	—	(24,886)
Unrealized depreciation on bilateral interest rate swaps	—	(31,885)	—	(31,885)
Unrealized depreciation on centrally cleared credit default swaps	—	(1,581)	—	(1,581)
Total	$(87,843)	$42,142	$—	$(45,701)
*
Futures contracts, forward currency contracts, interest rate swaps and credit default swaps are not included in the fund’s investment portfolio.
4. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.
Market conditions — The prices of, and the income generated by, the securities held by the fund may decline — sometimes rapidly or unpredictably — due to various factors, including events or conditions affecting the general economy or particular industries or companies; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; levels of public debt and deficits; changes in inflation rates; and currency exchange rate, interest rate and commodity price fluctuations.

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Economies and financial markets throughout the world are highly interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease), bank failures and other circumstances in one country or region, including actions taken by governmental or quasi-governmental authorities in response to any of the foregoing, could have impacts on global economies or markets. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the fund’s investments may be negatively affected by developments in other countries and regions.
Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in the issuer’s financial condition or credit rating, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives. An individual security may also be affected by factors relating to the industry or sector of the issuer or the securities markets as a whole, and conversely an industry or sector or the securities markets may be affected by a change in financial condition or other event affecting a single issuer.
Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by factors such as the interest rates, maturities and credit quality of these securities.
Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Also, when interest rates rise, issuers of debt securities that may be prepaid at any time, such as mortgage- or other asset-backed securities, are less likely to refinance existing debt securities, causing the average life of such securities to extend. A general change in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from the fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.
Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Changes in actual or perceived creditworthiness may occur quickly. A downgrade or default affecting any of the fund’s securities could cause the value of the fund’s shares to decrease. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in assessing credit and default risks.
Investing in mortgage-related and other asset-backed securities — Mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, include debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. While such securities are subject to the risks associated with investments in debt instruments generally (for example, credit, extension and interest rate risks), they are also subject to other and different risks. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt, potentially increasing the volatility of the securities and the fund’s net asset value. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in the fund having to reinvest the proceeds in lower yielding securities, effectively reducing the fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing the fund’s cash available for reinvestment in higher yielding securities. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations and the value of property that secures the mortgages may decline in value and be insufficient, upon foreclosure, to repay the associated loans. Investments in asset-backed securities are subject to similar risks.
Investing in securities backed by the U.S. government — U.S. government securities are subject to market risk, interest rate risk and credit risk. Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates and the credit rating of the U.S. government. Notwithstanding that these securities are backed by the full faith and credit of the U.S. government, circumstances could arise that would prevent or delay the payment of interest or principal on these securities, which could adversely affect their value and cause the fund to suffer losses. Such an event could lead to significant disruptions in U.S. and global markets.

107	The Bond Fund of America

Securities issued by U.S. government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.
Liquidity risk — Certain fund holdings may be or may become difficult or impossible to sell, particularly during times of market turmoil. Liquidity may be impacted by the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile or difficult to determine, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the fund may be unable to sell such holdings when necessary to meet its liquidity needs or to try to limit losses, or may be forced to sell at a loss.
Investing outside the U.S. — Securities of issuers domiciled outside the U.S. or with significant operations or revenues outside the U.S., and securities tied economically to countries outside the U.S., may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers are domiciled, operate or generate revenue or to which the securities are tied economically. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls, sanctions, or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different regulatory, legal, accounting, auditing, financial reporting and recordkeeping requirements, and may be more difficult to value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund, which could impact the liquidity of the fund’s portfolio. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.
Investments in future delivery contracts — The fund may enter into transactions involving future delivery contracts, such as to-be-announced (TBA) contracts and mortgage dollar rolls. These contracts involve the purchase or sale of mortgage-backed securities for settlement at a future date and predetermined price. When the fund enters into a TBA commitment for the sale of mortgage-backed securities (which may be referred to as having a short position in such TBA securities), the fund may or may not hold the types of mortgage-backed securities required to be delivered. The fund may choose to roll these transactions in lieu of settling them.
When the fund rolls the purchase of these types of future delivery transactions, the fund simultaneously sells the mortgage-backed securities for delivery in the current month and repurchases substantially similar securities for delivery at a future date at a predetermined price. When the fund rolls the sale of these transactions rather than settling them, the fund simultaneously purchases the mortgage-backed securities for delivery in the current month and sells substantially similar securities for delivery at a future date at a predetermined price. Such roll transactions can increase the turnover rate of the fund and may increase the risk that market prices may move unfavorably between the original and new contracts, potentially resulting in losses or reduced returns for the fund.
Investing in inflation-linked bonds — The values of inflation-linked bonds generally fluctuate in response to changes in real interest rates — i.e., rates of interest after factoring in inflation. A rise in real interest rates may cause the prices of inflation-linked securities to fall, while a decline in real interest rates may cause the prices to increase. Inflation-linked bonds may experience greater losses than other debt securities with similar durations when real interest rates rise faster than nominal interest rates. There can be no assurance that the value of an inflation-linked security will be directly correlated to changes in interest rates; for example, if interest rates rise for reasons other than inflation, the increase may not be reflected in the security’s inflation measure.
Investing in inflation-linked bonds may also reduce the fund’s distributable income during periods of deflation. If prices for goods and services decline throughout the economy, the principal and income on inflation-linked securities may decline and result in losses to the fund.
Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may cause the fund to lose significantly more than its initial investment. Derivatives may be difficult to value, difficult for the fund to buy or sell at an opportune time or price and difficult, or even impossible, to terminate or otherwise offset. The fund’s use of derivatives may result in losses to the fund, and investing in derivatives may reduce the fund’s returns and increase the fund’s price volatility. The fund’s counterparty to a derivative transaction (including, if applicable, the fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction. In certain cases, the fund may be hindered or delayed in exercising remedies against or closing out derivative instruments with a counterparty, which may result in additional losses.

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Derivatives are also subject to operational risk (such as documentation issues, settlement issues and systems failures) and legal risk (such as insufficient documentation, insufficient capacity or authority of a counterparty, and issues with the legality or enforceability of a contract).
Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.
5. Certain investment techniques

Index-linked bonds — The fund has invested in index-linked bonds, which are fixed-income securities whose principal value is periodically adjusted to a government price index. Over the life of an index-linked bond, interest is paid on the adjusted principal value. Increases or decreases in the principal value of index-linked bonds are recorded as interest income in the fund’s statement of operations.
Mortgage dollar rolls — The fund has entered into mortgage dollar roll transactions of TBA securities in which the fund sells a TBA mortgage-backed security to a counterparty and simultaneously enters into an agreement with the same counterparty to buy back a similar TBA security on a specific future date at a predetermined price. Mortgage dollar rolls are accounted for as purchase and sale transactions and may result in an increase to the fund’s portfolio turnover rate. Portfolio turnover rates excluding and including mortgage dollar rolls are presented at the end of the fund’s financial highlights table.
Loan transactions — The fund has entered into loan transactions in which the fund acquires a loan either through an agent, by assignment from another holder, or as a participation interest in another holder’s portion of a loan. The loan is often administered by a financial institution that acts as agent for the holders of the loan, and the fund may be required to receive approval from the agent and/or borrower prior to the sale of the investment. The loan’s interest rate and maturity date may change based on the terms of the loan, including potential early payments of principal.
Futures contracts — The fund has entered into futures contracts, which provide for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument for a specified price, date, time and place designated at the time the contract is made. Futures contracts are used to strategically manage the fund’s interest rate sensitivity by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio.
Upon entering into futures contracts, and to maintain the fund’s open positions in futures contracts, the fund is required to deposit with a futures broker, known as a futures commission merchant (“FCM“), in a segregated account in the name of the FCM an amount of cash, U.S. government securities or other liquid securities, known as initial margin. The margin required for a particular futures contract is set by the exchange on which the contract is traded to serve as collateral, and may be significantly modified from time to time by the exchange during the term of the contract.
On a daily basis, the fund pays or receives variation margin based on the increase or decrease in the value of the futures contracts and records variation margin on futures contracts in the statement of assets and liabilities. Futures contracts may involve a risk of loss in excess of the variation margin shown on the fund’s statement of assets and liabilities. The fund records realized gains or losses at the time the futures contract is closed or expires. Net realized gains or losses and net unrealized appreciation or depreciation from futures contracts are recorded in the fund’s statement of operations. The average month-end notional amount of futures contracts while held was $45,673,076,000.
Forward currency contracts — The fund has entered into forward currency contracts, which represent agreements to exchange currencies on specific future dates at predetermined rates. The fund’s investment adviser uses forward currency contracts to manage the fund’s exposure to changes in exchange rates. Upon entering into these contracts, risks may arise from the potential inability of counterparties to meet the terms of their contracts and from possible movements in exchange rates.
On a daily basis, the fund’s investment adviser values forward currency contracts and records unrealized appreciation or depreciation for open forward currency contracts in the fund’s statement of assets and liabilities. Realized gains or losses are recorded at the time the forward currency contract is closed or offset by another contract with the same broker for the same settlement date and currency.
Closed forward currency contracts that have not reached their settlement date are included in the respective receivables or payables for closed forward currency contracts in the fund’s statement of assets and liabilities. Net realized gains or losses from closed forward currency contracts and net unrealized appreciation or depreciation from open forward currency contracts are recorded in the fund’s statement of operations. The average month-end notional amount of open forward currency contracts while held was $2,071,046,000.

109	The Bond Fund of America

Swap contracts — The fund has entered into swap agreements, which are two-party contracts entered into primarily by institutional investors for a specified time period. In a typical swap transaction, two parties agree to exchange the returns earned or realized from one or more underlying assets or rates of return. Swap agreements can be traded on a swap execution facility (SEF) and cleared through a central clearinghouse (cleared), traded over-the-counter (OTC) and cleared, or traded bilaterally and not cleared. Because clearing interposes a central clearinghouse as the ultimate counterparty to each participant’s swap, and margin is required to be exchanged under the rules of the clearinghouse, central clearing is intended to decrease (but not eliminate) counterparty risk relative to uncleared bilateral swaps. To the extent the fund enters into bilaterally negotiated swap transactions, the fund will enter into swap agreements only with counterparties that meet certain credit standards and subject to agreed collateralized procedures. The term of a swap can be days, months or years and certain swaps may be less liquid than others.
Upon entering into a centrally cleared swap contract, the fund is required to deposit cash, U.S. government securities or other liquid securities, which is known as initial margin. Generally, the initial margin required for a particular swap is set and held as collateral by the clearinghouse on which the contract is cleared. The amount of initial margin required may be significantly modified from time to time by the clearinghouse during the term of the contract.
On a daily basis, interest accruals related to the exchange of future payments are recorded as a receivable and payable in the fund’s statement of assets and liabilities for centrally cleared swaps and as unrealized appreciation or depreciation in the fund’s statement of assets and liabilities for bilateral swaps. For centrally cleared swaps, the fund also pays or receives a variation margin based on the increase or decrease in the value of the swaps, including accrued interest as applicable, and records variation margin in the statement of assets and liabilities. The fund records realized gains and losses on both the net accrued interest and any gain or loss recognized at the time the swap is closed or expires. Net realized gains or losses, as well as any net unrealized appreciation or depreciation, from swaps are recorded in the fund’s statement of operations.
Swap agreements can take different forms. The fund has entered into the following types of swap agreements:
Interest rate swaps — The fund has entered into interest rate swaps, which seek to manage the interest rate sensitivity of the fund by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio. An interest rate swap is an agreement between two parties to exchange or swap payments based on changes in an interest rate or rates. Typically, one interest rate is fixed and the other is variable based on a designated short-term interest rate such as the Secured Overnight Financing Rate (SOFR), prime rate or other benchmark, or on an inflation index such as the U.S. Consumer Price Index (which is a measure that examines the weighted average of prices of a basket of consumer goods and services and measures changes in the purchasing power of the U.S. dollar and the rate of inflation). In other types of interest rate swaps, known as basis swaps, the parties agree to swap variable interest rates based on different designated short-term interest rates. Interest rate swaps generally do not involve the delivery of securities or other principal amounts. Rather, cash payments are exchanged by the parties based on the application of the designated interest rates to a notional amount, which is the predetermined dollar principal of the trade upon which payment obligations are computed. Accordingly, the fund’s current obligation or right under the swap agreement is generally equal to the net amount to be paid or received under the swap agreement based on the relative value of the position held by each party. The average month-end notional amount of interest rate swaps while held was $7,492,263,000.

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Credit default swap indices — The fund has entered into centrally cleared credit default swap indices, including CDX and iTraxx indices (collectively referred to as “CDSI”), in order to assume exposure to a diversified portfolio of credits or to hedge against existing credit risks. A CDSI is based on a portfolio of credit default swaps with similar characteristics, such as credit default swaps on high-yield bonds. In a typical CDSI transaction, one party (the protection buyer) is obligated to pay the other party (the protection seller) a stream of periodic payments over the term of the contract. If a credit event, such as a default or restructuring, occurs with respect to any of the underlying reference obligations, the protection seller must pay the protection buyer the loss on those credits.
The fund may enter into a CDSI transaction as either protection buyer or protection seller. If the fund is a protection buyer, it would pay the counterparty a periodic stream of payments over the term of the contract and would not recover any of those payments if no credit events were to occur with respect to any of the underlying reference obligations. However, if a credit event did occur, the fund, as a protection buyer, would have the right to deliver the referenced debt obligations or a specified amount of cash, depending on the terms of the applicable agreement, and to receive the par value of such debt obligations from the counterparty protection seller. As a protection seller, the fund would receive fixed payments throughout the term of the contract if no credit events were to occur with respect to any of the underlying reference obligations. If a credit event were to occur, however, the value of any deliverable obligation received by the fund, coupled with the periodic payments previously received by the fund, may be less than the full notional value that the fund, as a protection seller, pays to the counterparty protection buyer, effectively resulting in a loss of value to the fund. Furthermore, as a protection seller, the fund would effectively add leverage to its portfolio because it would have investment exposure to the notional amount of the swap transaction. The average month-end notional amount of credit default swaps while held was $1,465,422,000.
The following tables identify the location and fair value amounts on the fund’s statement of assets and liabilities and the effect on the fund’s statement of operations resulting from the fund’s use of futures contracts, forward currency contracts, interest rate swaps and credit default swaps as of, or for the year ended, December 31, 2025 (dollars in thousands):
		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation*	$9,187	Unrealized depreciation*	$97,030
Forward currency	Currency	Unrealized appreciation on open forward currency contracts	4,283	Unrealized depreciation on open forward currency contracts	8,679
Swap (centrally cleared)	Interest	Unrealized appreciation*	88,256	Unrealized depreciation*	24,886
Swap (bilateral)	Interest	Bilateral swaps, at value	16,629	Bilateral swaps, at value	31,885
Swap (centrally cleared)	Credit	Unrealized appreciation*	5	Unrealized depreciation*	1,581
			$118,360		$164,061

		Net realized gain (loss)		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized gain (loss) on futures contracts	$180,182	Net unrealized appreciation (depreciation) on futures contracts	$211,583
Forward currency	Currency	Net realized gain (loss) on forward currency contracts	(82,482)	Net unrealized appreciation (depreciation) on forward currency contracts	(28,214)
Swap	Interest	Net realized gain (loss) on swap contracts	41,081	Net unrealized appreciation (depreciation) on swap contracts	83,737
Swap	Credit	Net realized gain (loss) on swap contracts	(35,303)	Net unrealized appreciation (depreciation) on swap contracts	(4,026)
			$103,478		$263,080
*
Includes cumulative appreciation/depreciation on futures contracts, centrally cleared interest rate swaps and centrally cleared credit default swaps as reported in the applicable tables following the fund’s investment portfolio. Only current day’s variation margin is reported within the fund’s statement of assets and liabilities.

111	The Bond Fund of America

Collateral — The fund receives or pledges highly liquid assets, such as cash or U.S. government securities, as collateral due to its use of futures contracts, forward currency contracts, interest rate swaps, credit default swaps and future delivery contracts. For futures contracts, centrally cleared interest rate swaps and centrally cleared credit default swaps, the fund pledges collateral for initial and variation margin by contract. For forward currency contracts and bilateral interest rate swaps, the fund either receives or pledges collateral based on the net gain or loss on unsettled contracts by counterparty. For future delivery contracts, the fund either receives or pledges collateral based on the net gain or loss on unsettled contracts by certain counterparties. The purpose of the collateral is to cover potential losses that could occur in the event that either party cannot meet its contractual obligation. Non-cash collateral pledged by the fund, if any, is disclosed in the fund’s investment portfolio, and cash collateral pledged by the fund, if any, is held in a segregated account with the fund’s custodian, which is reflected as pledged cash collateral in the fund’s statement of assets and liabilities.
Rights of offset — The fund has entered into enforceable master netting agreements with certain counterparties for forward currency contracts and bilateral interest rate swaps, where on any date amounts payable by each party to the other (in the same currency with respect to the same transaction) may be closed or offset by each party’s payment obligation. If an early termination date occurs under these agreements following an event of default or termination event, all obligations of each party to its counterparty are settled net through a single payment in a single currency (“close-out netting“). For financial reporting purposes, the fund does not offset financial assets and financial liabilities that are subject to these master netting arrangements in the statement of assets and liabilities.
The following table presents the fund’s forward currency contracts and bilateral interest rate swaps by counterparty that are subject to master netting agreements but that are not offset in the fund’s statement of assets and liabilities. The net amount column shows the impact of offsetting on the fund’s statement of assets and liabilities as of December 31, 2025, if close-out netting was exercised (dollars in thousands):
Counterparty	Gross amounts recognized in the statement of assets and liabilities	Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement			Net amount
		Available to offset	Non-cash collateral*	Cash collateral*
Assets:
Bank of America	$1,260	$ (1,260)	$ —	$ —	$ —
Barclays Bank PLC	4,693	(4,693)	—	—	—
Citibank	1,318	(1,318)	—	—	—
Goldman Sachs	13,343	(9,743)	—	—	3,600
Standard Chartered Bank	298	—	—	—	298
Total	$20,912	$ (17,014)	$ —	$ —	$3,898
Liabilities:
Bank of America	$3,188	$ (1,260)	$ (1,928)	$ —	$ —
Barclays Bank PLC	9,210	(4,693)	(4,517)	—	—
BNP Paribas	10,930	—	(10,782)	—	148
Citibank	5,172	(1,318)	(3,854)	—	—
Goldman Sachs	9,743	(9,743)	—	—	—
Morgan Stanley	1,899	—	(1,899)	—	—
UBS AG	422	—	(422)	—	—
Total	$40,564	$ (17,014)	$ (23,402)	$ —	$148
*
Collateral is shown on a settlement basis.
6. Taxation and distributions

Federal income taxation — The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.
As of and during the year ended December 31, 2025, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the year, the fund did not incur any significant interest or penalties.
The fund’s tax returns are generally not subject to examination by federal, state and, if applicable, non-U.S. tax authorities after the expiration of each jurisdiction’s statute of limitations, which is typically three years after the date of filing but can be extended in certain jurisdictions.

The Bond Fund of America	112

Non-U.S. taxation — Dividend and interest income are recorded net of non-U.S. taxes paid. The fund may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability. Gains realized by the fund on the sale of securities in certain countries, if any, may be subject to non-U.S. taxes. The fund generally records an estimated deferred tax liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.
Distributions — Distributions determined on a tax basis may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; cost of investments sold; paydowns on fixed-income securities; net capital losses; amortization of premiums and discounts and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.
During the year ended December 31, 2025, the fund reclassified $7,000 from total accumulated loss to capital paid in on shares of beneficial interest to align financial reporting with tax reporting.
As of December 31, 2025, the tax basis components of distributable earnings, unrealized appreciation (depreciation) and cost of investments were as follows (dollars in thousands):
Undistributed ordinary income	$172,649
Capital loss carryforward*	(10,845,136)
Gross unrealized appreciation on investments	1,568,193
Gross unrealized depreciation on investments	(1,553,230)
Net unrealized appreciation (depreciation) on investments	14,963
Cost of investments	101,272,378
*
Reflects the utilization of capital loss carryforward of $254,853,000. The capital loss carryforward will be used to offset any capital gains realized by the fund in future years. The fund will not make distributions from capital gains while a capital loss carryforward remains.
Tax-basis distributions paid or accrued to shareholders from ordinary income were as follows (dollars in thousands):
	Year ended December 31,
Share class	2025	2024
Class A	$1,107,336	$1,083,114
Class C	13,084	14,251
Class T	— †	— †
Class F-1	28,639	29,167
Class F-2	1,409,616	1,265,289
Class F-3	514,186	467,434
Class 529-A	51,581	50,483
Class 529-C	1,205	1,305
Class 529-E	1,159	1,264
Class 529-T	1	1
Class 529-F-1	— †	— †
Class 529-F-2	9,766	8,231
Class 529-F-3	— †	— †
Class R-1	1,820	1,766
Class R-2	10,086	10,649
Class R-2E	1,430	1,375
Class R-3	20,148	20,290
Class R-4	21,966	21,620
Class R-5E	9,560	8,694
Class R-5	14,120	14,180
Class R-6	903,881	811,253
Total	$4,119,584	$3,810,366
†
Amount less than one thousand.

113	The Bond Fund of America

7. Fees and transactions with related parties

CRMC, the fund’s investment adviser, is the parent company of Capital Client Group, Inc. (“CCG”), the principal underwriter of the fund’s shares, and American Funds Service Company® (“AFS”), the fund’s transfer agent. CRMC, CCG and AFS are considered related parties to the fund.
Investment advisory services — The fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on a series of decreasing annual rates beginning with 0.300% on the first $60 million of daily net assets and decreasing to 0.105% on such assets in excess of $76 billion. The agreement also provides for monthly fees, accrued daily, based on a series of decreasing rates beginning with 2.25% on the first $8,333,333 of the fund’s monthly gross income and decreasing to 1.75% on such income in excess of $41,666,667. During the year ended December 31, 2025, CRMC waived investment advisory services fees of $9,929,000. CRMC does not intend to recoup this waiver. As a result, the fees shown on the fund’s statement of operations of $193,149,000, which were equivalent to an annualized rate of 0.205% of average daily net assets, were reduced to $183,220,000, which were equivalent to an annualized rate of 0.194% of average daily net assets.
Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:
Distribution services — The fund has plans of distribution for all share classes, except Class F-2, F-3, 529-F-2, 529-F-3, R-5E, R-5 and R-6 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.25% to 1.00% as noted in this section. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate CCG for paying service fees, to firms that have entered into agreements with CCG to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.
Share class	Currently approved limits	Plan limits
Class A	0.25%	0.25%
Class 529-A	0.25	0.50
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class R-2E	0.60	0.85
Classes 529-E and R-3	0.50	0.75
Classes T, F-1, 529-T, 529-F-1 and R-4	0.25	0.50
For Class A and 529-A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by CCG for certain shares sold without a sales charge. These share classes reimburse CCG for amounts billed within the prior 15 months but only to the extent that the overall annual expense limits are not exceeded. As of December 31, 2025, unreimbursed expenses subject to reimbursement totaled $11,362,000 for Class A shares. There were no unreimbursed expenses subject to reimbursement for Class 529-A shares.
Transfer agent services — The fund has a shareholder services agreement with AFS under which the fund compensates AFS for providing transfer agent services to each of the fund’s share classes. These services include recordkeeping, shareholder communications and transaction processing. Under this agreement, the fund also pays sub-transfer agency fees to AFS. These fees are paid by AFS to third parties for performing transfer agent services on behalf of fund shareholders.
Administrative services — The fund has an administrative services agreement with CRMC under which the fund compensates CRMC for providing administrative services to all share classes. Administrative services are provided by CRMC and its affiliates to help assist third parties providing non-distribution services to fund shareholders. These services include providing in-depth information on the fund and market developments that impact fund investments. Administrative services also include, but are not limited to, coordinating, monitoring and overseeing third parties that provide services to fund shareholders. The agreement provides the fund the ability to charge an administrative services fee at the annual rate of 0.05% of the average daily net assets attributable to each share class of the fund. Currently the fund pays CRMC an administrative services fee at the annual rate of 0.03% of the average daily net assets attributable to each share class of the fund for CRMC’s provision of administrative services.

The Bond Fund of America	114

529 plan services — Each 529 share class is subject to service fees to compensate the Commonwealth Savers Plan (formerly, Virginia529) for its oversight and administration of the CollegeAmerica 529 college savings plan. The fees are based on the combined net assets invested in Class 529 and ABLE shares of the American Funds. Class ABLE shares are offered on other American Funds by Commonwealth Savers Plan through ABLEAmerica®, a tax-advantaged savings program for individuals with disabilities. Commonwealth Savers Plan is not considered a related party to the fund.
The quarterly fees are based on a series of decreasing annual rates beginning with 0.09% on the first $20 billion of the combined net assets invested in the American Funds and decreasing to 0.03% on such assets in excess of $75 billion. The fees for any given calendar quarter are accrued and calculated on the basis of the average net assets of Class 529 and ABLE shares of the American Funds for the last month of the prior calendar quarter. For the year ended December 31, 2025, the 529 plan services fees were $811,000, which were equivalent to 0.053% of the average daily net assets of each 529 share class.
For the year ended December 31, 2025, class-specific expenses under the agreements were as follows (dollars in thousands):
Share class	Distribution services	Transfer agent services	Administrative services	529 plan services
Class A	$66,348	$29,325	$7,962	Not applicable
Class C	3,812	421	115	Not applicable
Class T	—	— *	— *	Not applicable
Class F-1	1,718	1,110	208	Not applicable
Class F-2	Not applicable	36,375	9,573	Not applicable
Class F-3	Not applicable	145	3,405	Not applicable
Class 529-A	2,924	1,303	374	$660
Class 529-C	354	38	11	19
Class 529-E	145	14	9	15
Class 529-T	—	— *	— *	— *
Class 529-F-1	—	— *	— *	— *
Class 529-F-2	Not applicable	111	66	117
Class 529-F-3	Not applicable	— *	— *	— *
Class R-1	528	51	16	Not applicable
Class R-2	2,196	1,008	88	Not applicable
Class R-2E	230	78	11	Not applicable
Class R-3	2,593	771	156	Not applicable
Class R-4	1,312	504	157	Not applicable
Class R-5E	Not applicable	329	65	Not applicable
Class R-5	Not applicable	170	95	Not applicable
Class R-6	Not applicable	254	5,984	Not applicable

Total class-specific expenses	$82,160	$72,007	$28,295	$811
*
Amount less than one thousand.
Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees’ compensation of $299,000 in the fund’s statement of operations reflects $161,000 in current fees (either paid in cash or deferred) and a net increase of $138,000 in the value of the deferred amounts.
Affiliated officers and trustees — Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, CCG and AFS. No affiliated officers or trustees received any compensation directly from the fund.
Investment in CCF — The fund holds shares of CCF, an institutional prime money market fund managed by CRMC. CCF invests in high-quality, short-term money market instruments. CCF is used as the primary investment vehicle for the fund’s short-term instruments. CCF shares are only available for purchase by CRMC, its affiliates, and other funds managed by CRMC or its affiliates, and are not available to the public. CRMC does not receive an investment advisory services fee from CCF.
Security transactions with related funds — The fund may purchase investment securities from, or sell investment securities to, other funds managed by CRMC (or funds managed by certain affiliates of CRMC) under procedures adopted by the fund’s board of trustees. The funds involved in such transactions are considered related by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers. When such transactions occur, each transaction is executed at the current market price of the security and no brokerage commissions or fees are paid in accordance with Rule 17a-7 of the 1940 Act. During the year ended December 31, 2025, the fund did not engage in any such purchase or sale transactions with any related funds.

115	The Bond Fund of America

Interfund lending — Pursuant to an exemptive order issued by the SEC, the fund, along with other CRMC-managed funds (or funds managed by certain affiliates of CRMC), may participate in an interfund lending program. The program provides an alternate credit facility that permits the funds to lend or borrow cash for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. The fund did not lend or borrow cash through the interfund lending program at any time during the year ended December 31, 2025.
8. Indemnifications

The fund’s organizational documents provide board members and officers with indemnification against certain liabilities or expenses in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown since it is dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote. Insurance policies are also available to the fund’s board members and officers.
9. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended December 31, 2025
Class A	$3,697,832	326,106	$1,095,934	96,487	$(4,356,241)	(384,808)	$437,525	37,785
Class C	81,077	7,149	12,938	1,139	(127,307)	(11,256)	(33,292)	(2,968)
Class T	—	—	—	—	—	—	—	—
Class F-1	114,399	10,119	27,865	2,453	(154,579)	(13,667)	(12,315)	(1,095)
Class F-2	7,919,790	699,023	1,368,639	120,479	(7,118,387)	(629,732)	2,170,042	189,770
Class F-3	3,394,488	299,837	511,860	45,055	(2,717,182)	(240,203)	1,189,166	104,689
Class 529-A	238,271	21,020	51,440	4,529	(265,996)	(23,519)	23,715	2,030
Class 529-C	13,206	1,166	1,201	106	(16,826)	(1,490)	(2,419)	(218)
Class 529-E	6,254	551	1,151	101	(8,535)	(754)	(1,130)	(102)
Class 529-T	—	—	1	— †	—	—	1	— †
Class 529-F-1	—	—	— †	— †	—	—	— †	— †
Class 529-F-2	77,071	6,796	9,729	856	(47,881)	(4,231)	38,919	3,421
Class 529-F-3	1	— †	— †	— †	—	—	1	— †
Class R-1	11,277	994	1,818	160	(22,227)	(1,950)	(9,132)	(796)
Class R-2	54,303	4,795	10,013	882	(81,083)	(7,166)	(16,767)	(1,489)
Class R-2E	11,245	992	1,425	125	(11,617)	(1,024)	1,053	93
Class R-3	121,971	10,768	20,017	1,763	(140,591)	(12,406)	1,397	125
Class R-4	184,379	16,264	21,674	1,908	(170,642)	(15,082)	35,411	3,090
Class R-5E	73,600	6,503	9,534	839	(69,362)	(6,125)	13,772	1,217
Class R-5	66,583	5,887	14,031	1,236	(107,837)	(9,476)	(27,223)	(2,353)
Class R-6	3,444,673	304,992	901,304	79,339	(2,575,853)	(227,413)	1,770,124	156,918
Total net increase (decrease)	$19,510,420	1,722,962	$4,060,574	357,457	$(17,992,146)	(1,590,302)	$5,578,848	490,117
Refer to the end of the table(s) for footnote(s).

The Bond Fund of America	116

	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended December 31, 2024
Class A	$4,670,093	412,317	$1,071,086	94,909	$(4,090,318)	(362,149)	$1,650,861	145,077
Class C	109,221	9,636	14,065	1,247	(143,333)	(12,694)	(20,047)	(1,811)
Class T	—	—	—	—	—	—	—	—
Class F-1	147,762	12,980	28,390	2,516	(171,505)	(15,196)	4,647	300
Class F-2	12,570,454	1,109,081	1,229,868	108,967	(7,429,563)	(658,762)	6,370,759	559,286
Class F-3	3,636,712	321,455	464,994	41,202	(2,458,272)	(217,965)	1,643,434	144,692
Class 529-A	272,444	24,075	50,341	4,461	(246,526)	(21,778)	76,259	6,758
Class 529-C	15,991	1,412	1,299	116	(19,170)	(1,693)	(1,880)	(165)
Class 529-E	5,637	498	1,258	112	(8,905)	(786)	(2,010)	(176)
Class 529-T	—	—	— †	— †	—	—	— †	— †
Class 529-F-1	—	—	— †	— †	—	—	— †	— †
Class 529-F-2	65,575	5,797	8,199	726	(37,070)	(3,277)	36,704	3,246
Class 529-F-3	—	—	— †	— †	—	—	— †	— †
Class R-1	11,112	981	1,764	157	(10,091)	(894)	2,785	244
Class R-2	67,792	5,985	10,578	937	(80,817)	(7,147)	(2,447)	(225)
Class R-2E	11,492	1,013	1,371	122	(11,313)	(1,002)	1,550	133
Class R-3	121,986	10,774	20,117	1,782	(140,479)	(12,430)	1,624	126
Class R-4	157,358	13,916	21,483	1,903	(164,752)	(14,571)	14,089	1,248
Class R-5E	59,018	5,216	8,674	768	(39,068)	(3,460)	28,624	2,524
Class R-5	77,073	6,822	14,110	1,250	(68,908)	(6,120)	22,275	1,952
Class R-6	3,879,623	343,811	808,915	71,675	(1,705,995)	(150,725)	2,982,543	264,761
Total net increase (decrease)	$25,879,343	2,285,769	$3,756,512	332,850	$(16,826,085)	(1,490,649)	$12,809,770	1,127,970
*
Includes exchanges between share classes of the fund.
†
Amount less than one thousand.
10. Investment transactions

The fund engaged in purchases and sales of investment securities, excluding in-kind transactions, short-term securities and U.S. government obligations, if any, of $164,649,848,000 and $167,858,820,000, respectively, during the year ended December 31, 2025.

117	The Bond Fund of America

Financial highlights

		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimbursements[4]	Ratio of expenses to average net assets after waivers/ reimbursements[3,4]	Ratio of net income (loss) to average net assets[3]

Class A:
12/31/2025	$11.14	$.48	$.30	$.78	$(.47 )	$—	$(.47 )	$11.45	7.14%	$27,201	.60%	.59%	4.27%
12/31/2024	11.49	.49	(.36 )	.13	(.48 )	—	(.48 )	11.14	1.14	26,046.62		.60	4.31
12/31/2023	11.38	.42	.10	.52	(.41 )	—	(.41 )	11.49	4.70	25,199.62		.62	3.72
12/31/2022	13.39	.31	(1.99)	(1.68)	(.31 )	(.02 )	(.33 )	11.38	(12.68)	24,087.58		.58	2.54
12/31/2021	13.79	.18	(.31 )	(.13 )	(.19 )	(.08 )	(.27 )	13.39	(.95 )	30,201.55		.55	1.36
Class C:
12/31/2025	11.14	.40	.30	.70	(.39 )	—	(.39 )	11.45	6.35	374	1.35	1.34	3.52
12/31/2024	11.49	.40	(.36 )	.04	(.39 )	—	(.39 )	11.14	.40	397	1.36	1.35	3.57
12/31/2023	11.38	.34	.10	.44	(.33 )	—	(.33 )	11.49	3.93	430	1.36	1.36	2.96
12/31/2022	13.39	.22	(1.99)	(1.77)	(.22 )	(.02 )	(.24 )	11.38	(13.33)	487	1.33	1.33	1.78
12/31/2021	13.79	.08	(.31 )	(.23 )	(.09 )	(.08 )	(.17 )	13.39	(1.68)	717	1.29	1.29	.60
Class T:
12/31/2025	11.14	.51	.30	.81	(.50 )	—	(.50 )	11.45	7.44 [5]	— [6]	.32 [5]	.31 [5]	4.55 [5]
12/31/2024	11.49	.52	(.36 )	.16	(.51 )	—	(.51 )	11.14	1.41 [5]	— [6]	.34 [5]	.33 [5]	4.57 [5]
12/31/2023	11.38	.46	.10	.56	(.45 )	—	(.45 )	11.49	5.03 [5]	— [6]	.29 [5]	.29 [5]	4.04 [5]
12/31/2022	13.39	.34	(1.99)	(1.65)	(.34 )	(.02 )	(.36 )	11.38	(12.47)[5]	— [6]	.33 [5]	.33 [5]	2.78 [5]
12/31/2021	13.79	.21	(.31 )	(.10 )	(.22 )	(.08 )	(.30 )	13.39	(.74 )[5]	— [6]	.33 [5]	.33 [5]	1.55 [5]
Class F-1:
12/31/2025	11.14	.48	.30	.78	(.47 )	—	(.47 )	11.45	7.09	704.65		.64	4.22
12/31/2024	11.49	.48	(.36 )	.12	(.47 )	—	(.47 )	11.14	1.09	697.66		.65	4.26
12/31/2023	11.38	.42	.10	.52	(.41 )	—	(.41 )	11.49	4.67	716.65		.65	3.68
12/31/2022	13.39	.30	(1.99)	(1.69)	(.30 )	(.02 )	(.32 )	11.38	(12.71)	796.61		.61	2.51
12/31/2021	13.79	.18	(.31 )	(.13 )	(.19 )	(.08 )	(.27 )	13.39	(.99 )	1,011.59		.59	1.30
Class F-2:
12/31/2025	11.14	.51	.30	.81	(.50 )	—	(.50 )	11.45	7.40	33,813.36		.35	4.51
12/31/2024	11.49	.52	(.36 )	.16	(.51 )	—	(.51 )	11.14	1.40	30,787.35		.34	4.57
12/31/2023	11.38	.45	.10	.55	(.44 )	—	(.44 )	11.49	4.98	25,329.35		.35	4.02
12/31/2022	13.39	.34	(1.99)	(1.65)	(.34 )	(.02 )	(.36 )	11.38	(12.46)	19,982.33		.33	2.81
12/31/2021	13.79	.22	(.31 )	(.09 )	(.23 )	(.08 )	(.31 )	13.39	(.71 )	20,613.31		.31	1.60
Class F-3:
12/31/2025	11.14	.52	.30	.82	(.51 )	—	(.51 )	11.45	7.52	12,196.24		.23	4.62
12/31/2024	11.49	.53	(.36 )	.17	(.52 )	—	(.52 )	11.14	1.51	10,701.25		.24	4.68
12/31/2023	11.38	.46	.10	.56	(.45 )	—	(.45 )	11.49	5.09	9,375.24		.24	4.12
12/31/2022	13.39	.35	(1.99)	(1.64)	(.35 )	(.02 )	(.37 )	11.38	(12.36)	7,866.22		.22	2.92
12/31/2021	13.79	.23	(.31 )	(.08 )	(.24 )	(.08 )	(.32 )	13.39	(.60 )	7,934.20		.20	1.72
Class 529-A:
12/31/2025	11.14	.48	.30	.78	(.47 )	—	(.47 )	11.45	7.11	1,277.63		.62	4.23
12/31/2024	11.49	.48	(.36 )	.12	(.47 )	—	(.47 )	11.14	1.10	1,220.65		.64	4.27
12/31/2023	11.38	.42	.10	.52	(.41 )	—	(.41 )	11.49	4.66	1,181.65		.65	3.68
12/31/2022	13.39	.30	(1.99)	(1.69)	(.30 )	(.02 )	(.32 )	11.38	(12.71)	1,156.62		.62	2.51
12/31/2021	13.79	.18	(.31 )	(.13 )	(.19 )	(.08 )	(.27 )	13.39	(.99 )	1,473.59		.59	1.31
Refer to the end of the table(s) for footnote(s).

The Bond Fund of America	118

Financial highlights (continued)
		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimbursements[4]	Ratio of expenses to average net assets after waivers/ reimbursements[3,4]	Ratio of net income (loss) to average net assets[3]
Class 529-C:
12/31/2025	$11.14	$.39	$.30	$.69	$(.38 )	$—	$(.38 )	$11.45	6.30%	$35	1.40%	1.38%	3.48%
12/31/2024	11.49	.40	(.36 )	.04	(.39 )	—	(.39 )	11.14	.35	37	1.40	1.39	3.52
12/31/2023	11.38	.33	.10	.43	(.32 )	—	(.32 )	11.49	3.87	40	1.42	1.42	2.90
12/31/2022	13.39	.21	(1.99)	(1.78)	(.21 )	(.02 )	(.23 )	11.38	(13.38)	45	1.38	1.38	1.72
12/31/2021	13.79	.08	(.31 )	(.23 )	(.09 )	(.08 )	(.17 )	13.39	(1.73)	70	1.34	1.34	.56
Class 529-E:
12/31/2025	11.14	.46	.30	.76	(.45 )	—	(.45 )	11.45	6.90	30.84		.82	4.04
12/31/2024	11.49	.46	(.36 )	.10	(.45 )	—	(.45 )	11.14	.91	30.84		.83	4.08
12/31/2023	11.38	.39	.10	.49	(.38 )	—	(.38 )	11.49	4.46	33.84		.84	3.49
12/31/2022	13.39	.28	(1.99)	(1.71)	(.28 )	(.02 )	(.30 )	11.38	(12.88)	34.81		.81	2.30
12/31/2021	13.79	.15	(.31 )	(.16 )	(.16 )	(.08 )	(.24 )	13.39	(1.19)	46.79		.79	1.11
Class 529-T:
12/31/2025	11.14	.50	.30	.80	(.49 )	—	(.49 )	11.45	7.35 [5]	— [6]	.40 [5]	.39 [5]	4.45 [5]
12/31/2024	11.49	.51	(.36 )	.15	(.50 )	—	(.50 )	11.14	1.33 [5]	— [6]	.42 [5]	.41 [5]	4.49 [5]
12/31/2023	11.38	.45	.10	.55	(.44 )	—	(.44 )	11.49	4.95 [5]	— [6]	.36 [5]	.36 [5]	3.97 [5]
12/31/2022	13.39	.33	(1.99)	(1.66)	(.33 )	(.02 )	(.35 )	11.38	(12.51)[5]	— [6]	.38 [5]	.38 [5]	2.74 [5]
12/31/2021	13.79	.21	(.31 )	(.10 )	(.22 )	(.08 )	(.30 )	13.39	(.78 )[5]	— [6]	.37 [5]	.37 [5]	1.52 [5]
Class 529-F-1:
12/31/2025	11.14	.50	.30	.80	(.49 )	—	(.49 )	11.45	7.29 [5]	— [6]	.44 [5]	.43 [5]	4.41 [5]
12/31/2024	11.49	.50	(.36 )	.14	(.49 )	—	(.49 )	11.14	1.29 [5]	— [6]	.45 [5]	.44 [5]	4.46 [5]
12/31/2023	11.38	.44	.10	.54	(.43 )	—	(.43 )	11.49	4.87 [5]	— [6]	.44 [5]	.44 [5]	3.89 [5]
12/31/2022	13.39	.33	(1.99)	(1.66)	(.33 )	(.02 )	(.35 )	11.38	(12.53)[5]	— [6]	.40 [5]	.40 [5]	2.71 [5]
12/31/2021	13.79	.20	(.31 )	(.11 )	(.21 )	(.08 )	(.29 )	13.39	(.82 )[5]	— [6]	.41 [5]	.41 [5]	1.48 [5]
Class 529-F-2:
12/31/2025	11.14	.51	.30	.81	(.50 )	—	(.50 )	11.45	7.41	244.35		.34	4.52
12/31/2024	11.49	.52	(.36 )	.16	(.51 )	—	(.51 )	11.14	1.40	199.35		.34	4.57
12/31/2023	11.38	.45	.10	.55	(.44 )	—	(.44 )	11.49	5.00	168.33		.32	4.03
12/31/2022	13.39	.34	(1.99)	(1.65)	(.34 )	(.02 )	(.36 )	11.38	(12.45)	147.32		.32	2.81
12/31/2021	13.79	.21	(.31 )	(.10 )	(.22 )	(.08 )	(.30 )	13.39	(.73 )	177.33		.33	1.58
Class 529-F-3:
12/31/2025	11.14	.52	.30	.82	(.51 )	—	(.51 )	11.45	7.45	— [6]	.30	.29	4.55
12/31/2024	11.49	.52	(.36 )	.16	(.51 )	—	(.51 )	11.14	1.45	— [6]	.29	.28	4.62
12/31/2023	11.38	.46	.10	.56	(.45 )	—	(.45 )	11.49	5.03	— [6]	.29	.28	4.05
12/31/2022	13.39	.34	(1.99)	(1.65)	(.34 )	(.02 )	(.36 )	11.38	(12.42)	— [6]	.27	.27	2.85
12/31/2021	13.79	.22	(.31 )	(.09 )	(.23 )	(.08 )	(.31 )	13.39	(.69 )	— [6]	.27	.27	1.62
Class R-1:
12/31/2025	11.14	.40	.30	.70	(.39 )	—	(.39 )	11.45	6.36	44	1.34	1.33	3.54
12/31/2024	11.49	.41	(.36 )	.05	(.40 )	—	(.40 )	11.14	.41	51	1.34	1.33	3.59
12/31/2023	11.38	.34	.10	.44	(.33 )	—	(.33 )	11.49	3.96	50	1.33	1.33	3.05
12/31/2022	13.39	.22	(1.99)	(1.77)	(.22 )	(.02 )	(.24 )	11.38	(13.31)	37	1.31	1.31	1.83
12/31/2021	13.79	.08	(.31 )	(.23 )	(.09 )	(.08 )	(.17 )	13.39	(1.69)	42	1.29	1.29	.62
Refer to the end of the table(s) for footnote(s).

119	The Bond Fund of America

Financial highlights (continued)
		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimbursements[4]	Ratio of expenses to average net assets after waivers/ reimbursements[3,4]	Ratio of net income (loss) to average net assets[3]
Class R-2:
12/31/2025	$11.14	$.40	$.30	$.70	$(.39 )	$—	$(.39 )	$11.45	6.36%	$292	1.34%	1.33%	3.54%
12/31/2024	11.49	.41	(.36 )	.05	(.40 )	—	(.40 )	11.14	.42	300	1.33	1.32	3.59
12/31/2023	11.38	.34	.10	.44	(.33 )	—	(.33 )	11.49	3.95	313	1.33	1.33	3.00
12/31/2022	13.39	.22	(1.99)	(1.77)	(.22 )	(.02 )	(.24 )	11.38	(13.33)	319	1.33	1.33	1.79
12/31/2021	13.79	.08	(.31 )	(.23 )	(.09 )	(.08 )	(.17 )	13.39	(1.69)	409	1.30	1.30	.60
Class R-2E:
12/31/2025	11.14	.43	.30	.73	(.42 )	—	(.42 )	11.45	6.68	39	1.04	1.03	3.83
12/31/2024	11.49	.44	(.36 )	.08	(.43 )	—	(.43 )	11.14	.70	37	1.05	1.04	3.88
12/31/2023	11.38	.37	.10	.47	(.36 )	—	(.36 )	11.49	4.26	36	1.04	1.04	3.31
12/31/2022	13.39	.25	(1.99)	(1.74)	(.25 )	(.02 )	(.27 )	11.38	(13.07)	34	1.03	1.03	2.09
12/31/2021	13.79	.12	(.31 )	(.19 )	(.13 )	(.08 )	(.21 )	13.39	(1.40)	44	1.00	1.00	.90
Class R-3:
12/31/2025	11.14	.45	.30	.75	(.44 )	—	(.44 )	11.45	6.83	524.89		.88	3.98
12/31/2024	11.49	.46	(.36 )	.10	(.45 )	—	(.45 )	11.14	.86	508.89		.88	4.03
12/31/2023	11.38	.39	.10	.49	(.38 )	—	(.38 )	11.49	4.42	523.89		.89	3.45
12/31/2022	13.39	.27	(1.99)	(1.72)	(.27 )	(.02 )	(.29 )	11.38	(12.93)	518.87		.87	2.25
12/31/2021	13.79	.14	(.31 )	(.17 )	(.15 )	(.08 )	(.23 )	13.39	(1.25)	673.85		.85	1.05
Class R-4:
12/31/2025	11.14	.48	.30	.78	(.47 )	—	(.47 )	11.45	7.16	558.59		.58	4.28
12/31/2024	11.49	.49	(.36 )	.13	(.48 )	—	(.48 )	11.14	1.16	509.59		.58	4.33
12/31/2023	11.38	.42	.10	.52	(.41 )	—	(.41 )	11.49	4.73	510.58		.58	3.76
12/31/2022	13.39	.31	(1.99)	(1.68)	(.31 )	(.02 )	(.33 )	11.38	(12.67)	476.57		.57	2.55
12/31/2021	13.79	.18	(.31 )	(.13 )	(.19 )	(.08 )	(.27 )	13.39	(.94 )	588.54		.54	1.35
Class R-5E:
12/31/2025	11.14	.51	.30	.81	(.50 )	—	(.50 )	11.45	7.37	225.39		.38	4.48
12/31/2024	11.49	.51	(.36 )	.15	(.50 )	—	(.50 )	11.14	1.36	206.39		.38	4.53
12/31/2023	11.38	.45	.10	.55	(.44 )	—	(.44 )	11.49	4.94	183.39		.39	3.98
12/31/2022	13.39	.33	(1.99)	(1.66)	(.33 )	(.02 )	(.35 )	11.38	(12.50)	150.37		.37	2.77
12/31/2021	13.79	.21	(.31 )	(.10 )	(.22 )	(.08 )	(.30 )	13.39	(.75 )	160.34		.34	1.60
Class R-5:
12/31/2025	11.14	.52	.30	.82	(.51 )	—	(.51 )	11.45	7.47	297.30		.29	4.58
12/31/2024	11.49	.52	(.36 )	.16	(.51 )	—	(.51 )	11.14	1.46	315.30		.29	4.63
12/31/2023	11.38	.46	.10	.56	(.45 )	—	(.45 )	11.49	5.04	303.29		.29	4.06
12/31/2022	13.39	.35	(1.99)	(1.64)	(.35 )	(.02 )	(.37 )	11.38	(12.40)	283.27		.27	2.85
12/31/2021	13.79	.22	(.31 )	(.09 )	(.23 )	(.08 )	(.31 )	13.39	(.65 )	373.25		.25	1.69
Class R-6:
12/31/2025	11.14	.52	.30	.82	(.51 )	—	(.51 )	11.45	7.52	21,024.24		.23	4.63
12/31/2024	11.49	.53	(.36 )	.17	(.52 )	—	(.52 )	11.14	1.51	18,709.25		.24	4.68
12/31/2023	11.38	.46	.10	.56	(.45 )	—	(.45 )	11.49	5.09	16,255.24		.24	4.11
12/31/2022	13.39	.35	(1.99)	(1.64)	(.35 )	(.02 )	(.37 )	11.38	(12.36)	14,744.22		.22	2.93
12/31/2021	13.79	.23	(.31 )	(.08 )	(.24 )	(.08 )	(.32 )	13.39	(.60 )	15,035.20		.20	1.71
Refer to the end of the table(s) for footnote(s).

The Bond Fund of America	120

Financial highlights (continued)

Portfolio turnover rate for all share classes[7,8]	Year ended December 31,
	2025[9]	2024	2023	2022	2021
Excluding mortgage dollar roll transactions	90%	69%	91%	74%	74%
Including mortgage dollar roll transactions	228%	370%	466%	412%	368%

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]	This column reflects the impact of certain waivers and/or reimbursements from CRMC and/or AFS, if any.
[4]	Ratios do not include expenses of any Central Funds. The fund indirectly bears its proportionate share of the expenses of any Central Funds.
[5]
All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Fees for distribution services are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.

[6]	Amount less than $1 million.
[7]	Rates do not include the fund’s portfolio activity with respect to any Central Funds.
[8]	Refer to Note 5 for more information on mortgage dollar rolls.
[9]	Rates exclude in-kind transactions, if any.
Refer to the notes to financial statements.

121	The Bond Fund of America

Report of Independent Registered Public Accounting Firm

To the shareholders and the Board of Trustees of The Bond Fund of America:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of The Bond Fund of America (the “Fund”), including the investment portfolio, as of December 31, 2025, the related statement of operations for the year then ended, statements of changes in net assets for each of the two years in the period then ended, financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the ”financial statements and financial highlights”). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2025, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2025, by correspondence with the custodian, brokers, and agent banks; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Costa Mesa, California
February 11, 2026
We have served as the auditor of one or more American Funds investment companies since 1956.

The Bond Fund of America	122

Tax informationunaudited

We are required to advise you of the federal tax status of certain distributions received by shareholders during the fiscal year. The fund hereby designates the following amounts for the fund’s fiscal year ended December 31, 2025:
Qualified dividend income	$4,011,000
Section 163(j) interest dividends	$4,119,172,000
Corporate dividends received deduction	$347,000
U.S. government income that may be exempt from state taxation	$1,117,868,000
Individual shareholders should refer to their Form 1099 or other tax information, which was mailed in January 2026, to determine the calendar year amounts to be included on their 2025 tax returns. Shareholders should consult their tax advisors.

123	The Bond Fund of America

Changes in and disagreements with accountants

On December 10, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP (“PwC”) was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. The dismissal does not affect D&T’s previous engagement to audit the fund’s financial statements for the fiscal year ended December 31, 2025.
D&T’s reports on the fund’s financial statements as of and for the fiscal years ended December 31, 2024 and December 31, 2025 did not contain an adverse opinion or disclaimer of opinion nor were they qualified or modified as to uncertainty, audit scope or accounting principles. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 11, 2026, (i) were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of D&T, would have caused them to make reference to the subject matter of the disagreements in connection with their reports on the fund’s financial statements for such periods, and (ii) there were no "reportable events" of the kind described in Item 304(a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934, as amended. The fund requested that D&T furnish it with a letter addressed to the U.S. Securities and Exchange Commission stating whether or not it agrees with the above statements. A copy of such letter is filed as an exhibit to the fund’s Form N-CSR.
During the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 11, 2026, neither the fund, nor anyone on its behalf, consulted with PwC on items which: (i) concerned the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the fund’s financial statements; or (ii) concerned the subject of a disagreement (as defined in paragraph (a)(1)(iv) of Item 304 of Regulation S-K) or reportable events (as described in paragraph (a)(1)(v) of said Item 304).

The Bond Fund of America	124

Matters submitted for shareholder vote

Results of special meeting of shareholders
Held November 25, 2025
Shares outstanding (all classes) on August 28, 2025 (record date):
8,441,318,996
Total shares voting on November 25, 2025:
6,047,502,529 (71.6% of shares outstanding)
The proposal: To elect board members
Board member	Votes for	Percent of shares voting for	Votes withheld	Percent of shares withheld
Gina F. Adams	5,156,070,185	85.3%	891,432,344	14.7%
Pramod Atluri	5,978,138,975	98.9%	69,363,554	1.1%
Francisco G. Cigarroa	5,979,405,203	98.9%	68,097,326	1.1%
Nariman Farvardin	5,977,118,759	98.8%	70,383,770	1.2%
Jennifer C. Feikin	5,981,982,921	98.9%	65,519,608	1.1%
Leslie Stone Heisz	5,980,078,063	98.9%	67,424,466	1.1%
Merit E. Janow	5,978,794,607	98.9%	68,707,922	1.1%
Martin E. Koehler	5,981,438,181	98.9%	66,064,348	1.1%
Benjamin R. Miller	5,981,913,057	98.9%	65,589,473	1.1%
Josette Sheeran	5,981,164,361	98.9%	66,338,168	1.1%
Margaret Spellings	5,980,197,421	98.9%	67,305,108	1.1%
Alexandra Trower	5,982,360,012	98.9%	65,142,517	1.1%
Paul S. Williams	5,981,510,300	98.9%	65,992,229	1.1%
Courtney K. Wolf	5,982,754,569	98.9%	64,747,960	1.1%
The proposal: To approve the proposed amendment of the Investment Advisory and Service Agreement to modify the fee schedule
Votes for	Percent of shares voting for	Votes withheld	Percent of shares withheld	Votes abstaining	Percent of shares votes abstaining
4,803,387,103	79.4%	105,343,354	1.7%	126,231,057	2.1%
(broker non-votes = 1,012,541,015)
Remuneration paid to directors, officers and others

Refer to the trustees’ deferred compensation disclosure in the notes to financial statements.
Approval of Investment Advisory and Service Agreement

Not applicable for the current reporting period due to the timing of the board’s approval of this agreement.

125	The Bond Fund of America

ITEM 8 - Changes in and Disagreements with Accountants for Open-End Management Investment Companies

On December 10, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP (“PwC”) was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. The dismissal does not affect D&T’s previous engagement to audit the fund’s financial statements for the fiscal year ended December 31, 2025.

D&T's reports on the fund's financial statements as of and for the fiscal years ended December 31, 2024 and December 31, 2025 did not contain an adverse opinion or disclaimer of opinion nor were they qualified or modified as to uncertainty, audit scope or accounting principles. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 11, 2026, (i) were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of D&T, would have caused them to make reference to the subject matter of the disagreements in connection with their reports on the fund's financial statements for such periods, and (ii) there were no "reportable events" of the kind described in Item 304(a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934, as amended. The fund requested that D&T furnish it with a letter addressed to the U.S. Securities and Exchange Commission stating whether or not it agrees with the above statements. A copy of such letter is filed as an exhibit to this Form N-CSR.

During the fund's fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 11, 2026, neither the fund, nor anyone on its behalf, consulted with PwC on items which: (i) concerned the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the fund's financial statements; or (ii) concerned the subject of a disagreement (as defined in paragraph (a)(1)(iv) of Item 304 of Regulation S-K) or reportable events (as described in paragraph (a)(1)(v) of said Item 304).

ITEM 9 - Proxy Disclosures for Open-End Management Investment Companies

The information is included as part of the material filed under Item 7 of this Form under Matters submitted for shareholder vote.

ITEM 10 - Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

The information is included as part of the material filed under Item 7 of this Form within the trustees' deferred compensation disclosure in the notes to financial statements.

ITEM 11 - Statement Regarding Basis for Approval of Investment Advisory Contract

Not applicable for the current reporting period due to the timing of the board’s approval of this agreement.

ITEM 12 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 13 - Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 14 - Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 15 - Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. The committee also coordinates annual self-assessments of the board and evaluates, selects and nominates independent trustee candidates to the full board of trustees. While the committee normally is able to identify from its own and other resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 16 - Controls and Procedures

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b) There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 17 - Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 18 - Recovery of Erroneously Awarded Compensation

None

ITEM 19 - Exhibits

(a)(1) Code of Ethics - See Item 2

(a)(2) The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

(a)(3) Change in registrant’s independent registered public accounting firm – Auditor’s response letter to SEC is attached as an exhibit hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Bond Fund of America

By   /s/ Kristine M. Nishiyama

Kristine M. Nishiyama,

Principal Executive Officer

Date: March 09, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By   /s/ Kristine M. Nishiyama

Kristine M. Nishiyama,

Principal Executive Officer

Date: March 09, 2026

By   /s/ Becky L. Park

Becky L. Park, Treasurer and

Principal Financial Officer

Date: March 09, 2026